UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22061

Name of Fund:    BlackRock Funds II

BlackRock Dynamic High Income Portfolio

BlackRock Multi-Asset Income Portfolio

Fund Address:     100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2018

Date of reporting period: 10/31/2017

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) October 31, 2017	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities — 10.5%
ALM VI Ltd., Series 2012-6A, Class CR, 4.56%, 07/15/26(a)(b)	USD	500	$500,311
ALM XII Ltd.(a)(b):
Series 2015-12A, Class BR, 3.41%, 04/16/27		500	500,968
Series 2015-12A, Class C1R, 4.56%, 04/16/27		500	501,612
ALM XIX Ltd., Series 2016-19A, Class D, 8.71%, 07/15/28(a)(b)		750	783,589
ALM XVI Ltd., Series 2015-16A, Class C1R, 4.56%, 07/15/27(a)(b)		1,000	1,000,649
ALM XVII Ltd., Series 2015-17A, Class C1, 5.51%, 01/15/28(a)(b)		250	253,208
AMMC CLO 15 Ltd., Series 2014-15A, Class D, 5.52%, 12/09/26(a)(b)		1,000	1,024,328
AMMC CLO 18 Ltd., Series 2016-18A, Class D, 6.32%, 05/26/28(a)(b)		700	710,124
Anchorage Capital CLO 4 Ltd., Series 2014-4A, Class CR, 4.78%, 07/28/26(a)(b)		250	250,157
Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class DR, 4.06%, 10/15/27(a)(b)		250	251,534
Apidos CLO XVI, Series 2013-16A, Class CR, 4.31%, 01/19/25(a)(b)		250	251,463
Apidos CLO XX, Series 2015-20A, Class C, 5.06%, 01/16/27(a)(b)		500	501,147
ARES XLIV CLO Ltd., Series 2017-44A, Class D, 7.86%, 10/15/29(a)(b)		500	504,476
Ares XXVII CLO Ltd.(a)(b):
Series 2013-2A, Class CR, 3.78%, 07/28/29		500	503,346
Series 2013-2A, Class DR, 5.13%, 07/28/29		500	511,125
Ares XXVIII CLO Ltd., Series 2013-3A, Class DR, 4.60%, 10/17/24(a)(b)		500	501,455
Ares XXXIX CLO Ltd., Series 2016-39A, Class E, 8.60%, 07/18/28(a)(b)		1,000	1,005,150
Atrium X, Series 10A, Class DR, 4.36%, 07/16/25(a)(b)		750	750,362
Atrium XI, Series 11A, Class DR, 4.51%, 10/23/25(a)(b)		1,000	1,006,012
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE3, Class M2, 2.96%, 04/25/34(b)		158	162,869
Benefit Street Partners CLO XII Ltd.(a)(b):
Series 2017-12A, Class C, 4.40%, 10/15/30		500	504,397
Series 2017-12A, Class D, 7.76%, 10/15/30		500	491,621
Carlyle Global Market Strategies CLO Ltd.(a)(b):
Series 2013-1A, Class CR, 4.66%, 08/14/30		500	507,867
Series 2014-3A, Class D1, 6.47%, 07/27/26		640	645,320
Series 2015-1A, Class DR, 4.36%, 04/20/27		475	475,297
Series 2015-1A, Class E1, 6.66%, 04/20/27		500	503,680
Series 2015-4A, Class SBB1, 9.86%, 10/20/27		460	464,401
Series 2016-1A, Class D, 8.96%, 04/20/27		750	764,835
Carrington Mortgage Loan Trust(b):
Series 2006-NC3, Class A4, 1.48%, 08/25/36		300	195,227
Series 2006-NC5, Class A3, 1.39%, 01/25/37		240	173,076
Catskill Park CLO Ltd., Series 2017-1A, Class C, 5.06%, 04/20/29(a)(b)		250	254,317
CBAM Ltd., Series 2017-3A, Class E1, 7.87%, 10/17/29(a)(b)		500	498,044
Cedar Funding IV CLO Ltd., Series 2014-4A, Class DR, 5.01%, 07/23/30(a)(b)		500	511,039
Cedar Funding VIII CLO Ltd., Series 2017-8A, Class E, 7.72%, 10/17/30(a)(b)		525	517,174
CIFC Funding Ltd.(a)(b):
Series 2013-2A, Class B2LR, 7.87%, 10/26/29		500	500,595
Series 2014-3A, Class DR, 4.51%, 07/22/26		500	500,296
Series 2014-4A, Class D, 4.75%, 10/17/26		1,000	1,005,125
Series 2017-1A, Class D, 4.86%, 04/23/29		500	506,470

Security		Par (000)	Value
Asset-Backed Securities (continued)
Conseco Finance Corp., Series 1998-8, Class A1, 6.28%, 09/01/30	USD	511	$535,371
CWHEQ Revolving Home Equity Loan Trust, Series 2006-G, Class 2A, 1.39%, 10/15/36(b)		215	194,253
Dewolf Park CLO Ltd., Series 2017-1A, Class E, 7.45%, 10/15/30(a)(b)		500	503,002
Dryden 31 Senior Loan Fund, Series 2014-31A, Class DR, 4.70%, 04/18/26(a)(b)		1,000	1,005,350
Dryden 40 Senior Loan Fund, Series 2015-40A, Class E, 7.27%, 08/15/28(a)(b)		750	770,289
Dryden 50 Senior Loan Fund(a)(b):
Series 2017-50A, Class E, 7.52%, 07/15/30		500	499,834
Series 2017-50A, Class SUB, 0.00%, 07/15/30		1,000	945,000
Gilbert Park CLO Ltd., Series 2017-1A, Class E, 7.76%, 10/15/30(a)(b)(c)		500	500,000
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class D, 4.88%, 10/29/26(a)(b)		750	751,343
Highbridge Loan Management Ltd.(a)(b):
Series 2013-2A, Class DR, 7.96%, 10/20/29		500	500,000
Series 5A-2015, Class C1R, 3.48%, 01/29/26		500	502,678
Series 5A-2015, Class D1R, 4.68%, 01/29/26		500	500,336
Series 6A-2015, Class D, 4.96%, 05/05/27		500	500,521
Series 6A-2015, Class E1, 6.76%, 05/05/27		500	495,844
Invitation Homes Trust(a)(b):
Series 2014-SFR3, Class E, 5.74%, 12/17/31		137	138,196
Series 2015-SFR3, Class E, 4.99%, 08/17/32		400	408,004
Long Beach Mortgage Loan Trust(b):
Series 2006-2, Class 2A3, 1.43%, 03/25/46		405	208,173
Series 2006-3, Class 2A3, 1.42%, 05/25/46		327	153,334
Series 2006-3, Class 2A4, 1.51%, 05/25/46		298	142,090
Series 2006-4, Class 1A, 1.39%, 05/25/36		605	426,511
Madison Park Funding XVI Ltd., Series 2015-16A, Class D, 6.86%, 04/20/26(a)(b)		500	501,138
Mastr Asset-Backed Securities Trust, Series 2007-HE1, Class A4, 1.52%, 05/25/37(b)		650	475,522
MP CLO VI Ltd., Series 2014-2A, Class DR, 4.86%, 01/15/27(a)(b)		1,000	1,013,047
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class CR, 5.56%, 11/14/27(a)(b)		250	256,501
Neuberger Berman CLO XXII Ltd., Series 2016-22A, Class E, 8.10%, 10/17/27(a)(b)		500	505,984
Neuberger Berman Loan Advisers CLO 25 Ltd., Series 2017-25A, Class D, 4.49%, 10/18/29(a)(b)		500	502,685
Oakwood Mortgage Investors, Inc., Series 1998-D, Class M1, 7.42%, 01/15/29(a)		436	443,317
Octagon Investment Partners 26 Ltd., Series 2016-1A, Class E, 9.21%, 04/15/27(a)(b)		750	764,739
Octagon Investment Partners 32 Ltd., Series 2017-1A, Class E, 7.52%, 07/15/29(a)(b)		500	502,814
Octagon Investment Partners 33 Ltd., Series 2017-1A, Class C, 4.33%, 01/20/31(a)(b)		500	500,000
OZLM Funding Ltd., Series 2012-1A, Class CR2, 4.96%, 07/23/29(a)(b)		1,000	1,019,426
OZLM XI Ltd., Series 2015-11A, Class CR, 4.98%, 10/30/30(a)(b)		500	511,999
OZLM XIX Ltd., Series 2017-19A, Class C, 11/22/30(a)(b)		250	250,000
Palmer Square CLO Ltd.(a)(b):
Series 2013-2A, Class CR, 4.95%, 10/17/27		500	504,312
Series 2015-1A, Class CR, 4.82%, 05/21/29		500	508,146
Progress Residential Trust, Series 2015-SFR3, Class F, 6.64%, 11/12/32(a)		500	531,908
RASC Trust, Series 2002-KS4, Class AIIA, 1.73%, 07/25/32(b)		526	473,986

1

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security		Shares/ Par (000)	Value
Asset-Backed Securities (continued)
Sound Point CLO III Ltd., Series 2013-2A, Class DR, 4.71%, 07/15/25(a)(b)	USD	500	$500,235
Voya CLO Ltd., Series 2015-2A, Class D, 4.76%, 07/23/27(a)(b)		1,000	1,000,680
Westcott Park CLO Ltd., Series 2016-1A, Class E, 8.56%, 07/20/28(a)(b)		500	508,352
York CLO-3 Ltd.(a)(b):
Series 2016-1A, Class DR, 4.96%, 10/20/29		500	508,375
Series 2016-1A, Class ER, 7.76%, 10/20/29		500	487,620
York CLO-4 Ltd., Series 2016-2A, Class D, 5.46%, 01/20/30(a)(b)		500	515,088

Total Asset-Backed Securities — 10.5% (Cost: $41,771,814)			42,958,669

Common Stocks — 10.8%

Equity Real Estate Investment Trusts (REITs) — 4.5%
Assura plc		963,131	772,626
AvalonBay Communities, Inc.		5,711	1,035,576
Boston Properties, Inc.		5,376	651,464
British Land Co. plc (The)		87,806	701,061
Charter Hall Retail REIT		100,626	313,017
EPR Properties		17,839	1,234,102
Eurocommercial Properties NV, CVA		15,797	657,841
Highwoods Properties, Inc.		8,585	438,264
Ichigo Hotel REIT Investment Corp.		245	244,951
Ichigo Office REIT Investment		500	323,677
Ingenia Communities Group(d)		245,816	499,647
Japan Rental Housing Investments, Inc.		756	522,594
Japan Senior Living Investment Corp.		142	172,341
Kenedix Retail REIT Corp.		333	657,166
Liberty Property Trust		21,715	931,139
National Storage REIT		578,733	653,929
PRS REIT plc (The)(d)		96,767	134,953
Ramco-Gershenson Properties Trust		64,521	814,900
Retail Properties of America, Inc., Class A		53,722	656,483
Sabra Health Care REIT, Inc.		56,261	1,120,719
Scentre Group		222,568	686,275
Simon Property Group, Inc.		4,275	664,036
Spirit Realty Capital, Inc.		73,993	614,882
Target Healthcare REIT Ltd.		268,071	417,455
Tritax Big Box REIT plc		338,682	662,586
Vastned Retail NV		15,489	678,032
VEREIT, Inc.		81,393	642,191
Weingarten Realty Investors		3,005	91,502
Westfield Corp.		221,294	1,318,969

			18,312,378
Oil, Gas & Consumable Fuels — 5.6%
Andeavor Logistics LP		14,644	661,616
Antero Midstream Partners LP		20,964	601,667
Boardwalk Pipeline Partners LP		23,830	334,097
BP Midstream Partners LP(d)		27,183	489,294
Delek Logistics Partners LP		7,871	241,640
Dominion Energy Midstream Partners LP		15,513	497,192
Energy Transfer Partners LP		156,120	2,718,049
EnLink Midstream Partners LP		19,237	294,518
Enterprise Products Partners LP		107,750	2,639,875
EQT Midstream Partners LP		13,937	1,018,237
Genesis Energy LP		25,665	597,738
Magellan Midstream Partners LP		36,691	2,521,039
MPLX LP		67,504	2,380,191

Security		Shares/ Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
ONEOK, Inc.		24,250	$1,316,047
Phillips 66 Partners LP		7,592	382,713
Plains All American Pipeline LP		77,431	1,546,297
Shell Midstream Partners LP		25,826	656,239
Targa Resources Corp.		9,924	411,846
Valero Energy Partners LP		8,085	347,332
Western Gas Partners LP		25,096	1,201,847
Williams Cos., Inc. (The)		7,059	201,181
Williams Partners LP		44,863	1,661,725

			22,720,380
Real Estate Management & Development — 0.7%
Aroundtown SA		120,388	845,611
Atrium European Real Estate Ltd.(d)		54,756	256,406
Entra ASA(a)		27,848	383,558
First Capital Realty, Inc.		71,249	1,129,954
Global Logistic Properties Ltd.		165,600	403,381

			3,018,910
Total Common Stocks — 10.8% (Cost: $46,008,341)			44,051,668

Corporate Bonds — 17.1%

Airlines — 0.1%
Avianca Holdings SA, 8.38%, 05/10/20	USD	200	203,620
Latam Finance Ltd., 6.88%, 04/11/24(a)		200	211,500
Virgin Australia Holdings Ltd., 7.88%, 10/15/21 .		37	38,295

			453,415
Auto Components — 0.0%
Weichai International Hong Kong Energy Group Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.08%), 3.75%, 09/14/22(e)(f)		200	199,955
Banks — 6.2%
Australia & New Zealand Banking Group Ltd., (USD Swap Rate 5 Year + 5.17%), 6.75%, 06/15/26(a)(e)(f)		320	367,648
Banco Inbursa SA Institucion de Banca Multiple, 4.13%, 06/06/24(a)		150	150,780
Bank of America Corp.(e)(f):
(LIBOR USD 3 Month + 3.71%), 6.25%, 09/05/24		1,018	1,133,797
(LIBOR USD 3 Month + 3.90%), 6.10%, 03/17/25		536	598,310
Bank of East Asia Ltd. (The), (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.68%), 5.63%, 05/18/22(e)(f)		200	207,312
Bank Rakyat Indonesia Persero, 2.95%, 03/28/18		200	200,596
Barclays plc, (USD Swap Semi 5 Year + 6.77%), 7.88%, 03/15/22(e)(f)		1,159	1,292,429
BNP Paribas SA(a)(e)(f):
(USD Swap Semi 5 Year + 6.31%), 7.63%, 03/30/21		379	424,954
(USD Swap Semi 5 Year + 4.92%), 6.75%, 03/14/22		475	519,531
Citigroup, Inc.(e)(f):
(LIBOR USD 3 Month + 4.23%), 5.90%, 02/15/23		180	193,070
(LIBOR USD 3 Month + 3.91%), 5.95%, 05/15/25		706	772,442
(LIBOR USD 3 Month + 4.52%), 6.25%, 08/15/26		250	284,687

2

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Banks (continued)
Citizens Financial Group, Inc., (LIBOR USD 3 Month + 3.96%), 5.50%, 04/06/20(e)(f)	USD	75	$78,562
Commonwealth Bank of Australia, 3.90%, 07/12/47		200	200,600
Credit Agricole SA(a)(e)(f):
(USD Swap Semi 5 Year + 4.90%), 7.88%, 01/23/24		350	398,562
(USD Swap Semi 5 Year + 6.19%), 8.13%, 12/23/25		525	631,929
Danske Bank A/S, (USD Swap Semi 7 Year + 3.90%), 6.13%, 03/28/24(e)(f)		449	487,257
HSBC Bank plc, 10.30%, 12/13/17		14	1,233,693
HSBC Holdings plc(e)(f):
(USD Swap Rate 5 Year + 5.51%), 6.87%, 06/01/21		581	641,279
(USD Swap Rate 5 Year + 4.37%), 6.38%, 03/30/25		325	355,469
(USD Swap Rate 5 Year + 3.75%), 6.00%, 05/22/27		1,087	1,154,937
Intesa Sanpaolo SpA, (USD Swap Semi 5 Year + 5.46%), 7.70%, 09/17/25(a)(e)(f)		374	408,595
Inversiones Atlantida SA, 8.25%, 07/28/22(a)		200	208,000
JPMorgan Chase & Co.(e)(f):
(LIBOR USD 3 Month + 3.25%), 5.15%, 05/01/23		387	407,221
(LIBOR USD 3 Month + 3.33%), 6.10%, 10/01/24		525	585,375
M&T Bank Corp., (LIBOR USD 3 Month + 3.52%), 5.13%, 11/01/26(e)(f)		375	400,125
Macquarie Bank Ltd.:
(USD Swap Semi 5 Year + 3.70%), 6.13%, 03/08/27(a)(e)(f)		1,904	2,002,056
Mizuho Financial Group, Inc., 3.17%, 09/11/27		300	296,279
Nanyang Commercial Bank Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.21%), 5.00%, 06/02/22(e)(f)		200	201,595
Popular, Inc., 7.00%, 07/01/19		220	224,950
Postal Savings Bank of China Co. Ltd., 4.50%, 09/27/22(b)(e)		200	200,500
Royal Bank of Scotland Group plc(e)(f):
(USD Swap Semi 5 Year + 7.60%), 8.63%, 08/15/21		1,336	1,512,887
(USD Swap Semi 5 Year + 5.72%), 8.00%, 08/10/25		422	482,430
Santander UK plc, 5.00%, 11/07/23(a)		400	432,530
Shinhan Bank Co. Ltd., 3.75%, 09/20/27		200	200,142
Societe Generale SA(a)(e)(f):
(USD Swap Semi 5 Year + 6.24%), 7.38%, 09/13/21		376	414,540
(USD Swap Rate 5 Year + 5.87%), 8.00%, 09/29/25		1,275	1,488,562
Standard Chartered plc, (USD Swap Semi 5 Year + 6.30%), 7.50%, 04/02/22(a)(e)(f)		960	1,053,072
SunTrust Banks, Inc., (LIBOR USD 3 Month + 3.10%), 5.05%, 06/15/22(e)(f)		830	853,863
United Overseas Bank Ltd., (USD Swap Semi 5 Year + 1.79%), 3.88%, 10/19/23(e)(f)		200	200,630
Wells Fargo & Co., (LIBOR USD 3 Month + 3.11%), 5.90%, 06/15/24(e)(f)		833	913,426
Westpac Banking Corp., (USD Swap Rate 5 Year + 2.89%), 5.00%, 09/21/27(e)(f)		1,275	1,281,474
Woori Bank, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.35%), 5.25%, 05/16/22(e)(f)		400	406,595

			25,502,691

Security	Par (000)		Value
Beverages — 0.0%
Central American Bottling Corp., 5.75%, 01/31/27(a)	USD	181	$191,107

Capital Markets — 2.5%
Bank of New York Mellon Corp. (The), (LIBOR USD 3 Month + 3.13%), 4.62%, 09/20/26(e)(f)		525	540,094
CCTI 2017 Ltd., 3.63%, 08/08/22		200	199,527
Credit Suisse AG, 6.50%, 08/08/23(a)		200	226,500
Credit Suisse Group AG, (USD Swap Semi 5 Year + 3.46%), 6.25%, 12/18/24(a)(e)(f)		1,678	1,835,312
Deutsche Bank AG(f):
(USD Swap Semi 5 Year + 5.00%), 7.50%, 04/30/25(e)		200	213,500
(USD Swap Semi 5 Year + 2.25%), 4.30%, 05/24/28		1,261	1,257,184
Goldman Sachs Group, Inc. (The)(e)(f):
(LIBOR USD 3 Month + 3.92%), 5.38%, 05/10/20		390	404,625
(LIBOR USD 3 Month + 2.87%), 1.00%, 11/10/22		1,200	1,201,500
(LIBOR USD 3 Month + 3.83%), 5.30%, 11/10/26		145	155,513
Huarong Finance 2017 Co. Ltd.:
4.25%, 11/07/27		200	199,532
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.98%), 4.00%, 12/31/49(f)		200	200,000
Northern Trust Corp., (LIBOR USD 3 Month + 3.20%), 4.60%, 10/01/26(e)(f)		700	724,500
State Street Corp., (LIBOR USD 3 Month + 1.00%), 2.32%, 06/15/47(f)		1,721	1,570,757
SURA Asset Management SA, 4.38%, 04/11/27(a)		150	152,055
UBS Group AG(e)(f):
(USD Swap Rate 5 Year + 5.50%), 6.87%, 03/22/21		375	408,750
(USD Swap Semi 5 Year + 4.87%), 7.00%, 02/19/25		402	460,583
(USD Swap Semi 5 Year + 4.59%), 6.87%, 08/07/25		240	269,400

			10,019,332
Chemicals — 0.3%
Cydsa SAB de CV, 6.25%, 10/04/27(a)		600	594,750
Mexichem SAB de CV(a):
4.00%, 10/04/27		200	199,900
5.50%, 01/15/48		200	194,140
Rock International Investment, Inc., 6.63%, 03/27/20		200	194,737

			1,183,527
Commercial Services & Supplies — 0.1%
ILFC E-Capital Trust I, 4.36%, 12/21/65(a)(b)		246	237,390

Communications Equipment — 0.1%
Proven Glory Capital Ltd.:
3.25%, 02/21/22		225	226,280
4.00%, 02/21/27		200	205,256

			431,536
Construction & Engineering — 0.2%
Aeropuertos Argentina 2000 SA, 6.88%, 02/01/27(a)		301	324,328
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(a)		400	434,000
Wuhan Metro Group Co. Ltd., 2.38%, 11/08/19		200	197,919

			956,247

3

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Consumer Finance — 0.7%
Credivalores-Crediservicios SAS, 9.75%, 07/27/22(a)	USD	200	$207,100
Discover Financial Services, (LIBOR USD 3 Month + 3.08%), 5.50%, 10/30/27(e)(f)		575	586,500
Docuformas SAPI de CV, 9.25%, 10/11/22(a)		200	197,122
General Motors Financial Co., Inc., (LIBOR
USD 3 Month + 3.60%), 5.75%, 09/30/27(e)(f)		1,200	1,254,000
ILFC E-Capital Trust II, 4.61%, 12/21/65(a)(b)		213	206,610
New Lion Bridge Co. Ltd., 9.75%, 10/10/20		200	200,000
Tarjeta Naranja SA, (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.50%, 15.00% Floor), 24.71%, 04/11/22(a)(f)		213	195,960

			2,847,292
Diversified Financial Services — 0.4%
CK Hutchison International 17 Ltd.:
2.88%, 04/05/22		200	200,861
3.50%, 04/05/27		200	201,973
JPMorgan Chase Capital XXIII, (LIBOR USD 3 Month + 1.00%), 2.32%, 05/15/47(f)		1,032	941,700
Perusahaan Penerbit SBSN Indonesia III, 4.33%, 05/28/25		200	209,300

			1,553,834
Electric Utilities — 0.8%
AES Argentina Generacion SA, 7.75%, 02/02/24(a)		301	325,676
AES Panama SRL, 6.00%, 06/25/22(a)		200	210,250
Celeo Redes Operacion Chile SA, 5.20%, 06/22/47(a)		200	203,500
Emera, Inc., (LIBOR USD 3 Month + 5.44%), 6.75%, 06/15/76(f)		375	429,413
Energuate Trust, 5.88%, 05/03/27(a)		200	207,650
Generacion Mediterranea SA, 9.63%, 07/27/23(a)		301	335,239
Genneia SA, 8.75%, 01/20/22(a)		301	333,938
Majapahit Holding BV, 7.88%, 06/29/37		200	271,260
Minejesa Capital BV, 4.63%, 08/10/30		250	255,438
Pampa Energia SA, 7.50%, 01/24/27(a)		300	327,240
Southern Co. (The), (LIBOR USD 3 Month + 3.63%), 5.50%, 03/15/57(f)		175	186,168
Stoneway Capital Corp., 10.00%, 03/01/27(a)		301	317,555

			3,403,327
Energy Equipment & Services — 0.1%
Hilong Holding Ltd., 7.25%, 06/22/20		200	199,743
Oil and Gas Holding Co. BSCC (The), 7.50%, 10/25/27		200	207,508

			407,251
Equity Real Estate Investment Trusts (REITs) — 0.1%
Trust F/1401: 6.95%, 01/30/44		400	442,000

			442,000
Food Products — 0.2%
Arcor SAIC, 6.00%, 07/06/23(a)		185	199,060
China Huiyuan Juice Group Ltd., 6.50%, 08/16/20		200	199,069
Marfrig Holdings Europe BV, 8.00%, 06/08/23(a)		200	209,000
Minerva Luxembourg SA, 6.50%, 09/20/26(a)		200	207,400

			814,529
Gas Utilities — 0.1%
ENN Energy Holdings Ltd., 3.25%, 07/24/22		200	201,097

Hotels, Restaurants & Leisure — 0.2%
Arcos Dorados Holdings, Inc., 5.88%, 04/04/27(a)		209	221,588
Gohl Capital Ltd., 4.25%, 01/24/27		255	264,799
Studio City Co. Ltd., 7.25%, 11/30/21		200	214,020

			700,407

Security	Par (000)		Value
Independent Power and Renewable Electricity Producers — 0.1%
Colbun SA, 3.95%, 10/11/27(a)	USD	360	$359,640

Industrial Conglomerates — 0.1%
Cia Latinoamericana de Infraestructura &
Servicios SA, 9.50%, 07/20/23(a)		301	325,772

Insurance — 1.1%
Hartford Financial Services Group, Inc. (The), (LIBOR USD 3 Month + 2.13%), 3.44%, 02/12/47(a)(f)		437	419,520
Liberty Mutual Group, Inc., (LIBOR USD 3 Month + 2.91%), 4.23%, 03/15/37(a)(f)		125	122,500
Nationwide Financial Services, Inc., 6.75%, 05/15/37		175	196,438
Nippon Life Insurance Co., (USD Swap Rate 5 Year + 2.88%), 4.00%, 09/19/47(a)(f)		1,200	1,191,000
Sumitomo Life Insurance Co., (LIBOR USD 3
Month + 2.99%), 4.00%, 09/14/77(a)(f)		1,200	1,181,472
Union Life Insurance Co. Ltd., 3.00%, 09/19/21		400	383,502
XLIT Ltd., (LIBOR USD 3 Month + 2.46%), 3.82%, 01/02/18(e)(f)		960	865,200

			4,359,632
Internet & Direct Marketing Retail — 0.1%
JD.com, Inc., 3.88%, 04/29/26		500	509,761

Leisure Products — 0.1%
Universal Entertainment Corp., 8.50%, 08/24/20(a)(g)		255	262,804

Media — 0.1%
Cablevision SA, 6.50%, 06/15/21(a)		181	193,706
Viacom, Inc.(f):
(LIBOR USD 3 Month + 3.90%), 5.88%, 02/28/57		200	198,050
(LIBOR USD 3 Month + 3.90%), 6.25%, 02/28/57		55	54,340

			446,096
Metals & Mining — 0.5%
Bukit Makmur Mandiri Utama PT, 7.75%, 02/13/22		425	460,080
Energy Resources LLC, 8.00%, 09/30/22(b)		75	74,669
JSW Steel Ltd., 5.25%, 04/13/22		400	412,858
Newcastle Coal Infrastructure Group Pty. Ltd., 4.40%, 09/29/27		100	101,284
Nexa Resources SA, 5.38%, 05/04/27(a)		243	256,657
Vale Overseas Ltd., 6.25%, 08/10/26		193	222,384
Vedanta Resources plc, 7.13%, 05/31/23		600	647,100

			2,175,032
Multiline Retail — 0.1%
Maoye International Holdings Ltd., 7.00%, 10/23/18		200	200,748

Multi-Utilities — 0.1%
Integrys Holding, Inc., (LIBOR USD 3 Month + 2.12%), 3.44%, 12/01/66(f)		552	543,720

Oil, Gas & Consumable Fuels — 1.3%
Abu Dhabi Crude Oil Pipeline LLC:
3.65%, 11/02/29		200	200,308
4.60%, 11/02/47		200	204,363

4

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Enbridge, Inc., (LIBOR USD 3 Month + 3.89%), 6.00%, 01/15/77(f)	USD	800	$856,112
EnLink Midstream Partners LP, (LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/22(e)(f)		300	302,316
Geopark Ltd., 6.50%, 09/21/24(a)		200	205,100
Medco Straits Services Pte. Ltd., 8.50%, 08/17/22		200	212,841
Petrobras Global Finance BV, 8.75%, 05/23/26		181	219,236
Petron Corp., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 9.10%), 7.50%, 08/06/18(e)(f)		200	206,300
Plains All American Pipeline LP, (LIBOR USD 3 Month + 4.11%), 6.13%, 11/15/22(e)(f)		950	968,335
PTTEP Treasury Center Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 4.60%, 07/17/22(e)(f)		200	203,649
Santos Finance Ltd., 4.13%, 09/14/27		200	199,880
TransCanada PipeLines Ltd., (LIBOR USD 3 Month + 2.21%), 3.53%, 05/15/67(f)		119	110,075
Transcanada Trust(f):
(LIBOR USD 3 Month + 4.64%), 5.87%, 08/15/76		771	842,317
(LIBOR USD 3 Month + 3.21%), 5.30%, 03/15/77		525	546,263
Yancoal International Resources Development Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 8.30%), 5.75%, 04/13/20(e)(f)		200	206,078

			5,483,173

Paper & Forest Products — 0.1%
Suzano Trading Ltd., 5.88%, 01/23/21(a)		201	216,075

Real Estate Management & Development — 0.9%
APL Realty Holdings Pte. Ltd., 5.95%, 06/02/24		200	203,863
China Aoyuan Property Group Ltd., 10.88%, 05/26/18		200	207,404
China Evergrande Group:
7.50%, 06/28/23		200	202,046
8.75%, 06/28/25		200	207,595
Fantasia Holdings Group Co. Ltd., 7.95%, 07/05/22		200	201,652
Jababeka International BV, 6.50%, 10/05/23		200	210,283
KWG Property Holding Ltd., 8.98%, 01/14/19		300	309,750
Logan Property Holdings Co. Ltd., 5.25%, 02/23/23		200	196,267
Longfor Properties Co. Ltd., 3.88%, 07/13/22		200	202,990
Mirvac Group Finance Ltd., 3.63%, 03/18/27		200	197,072
Modernland Overseas Pte. Ltd., 6.95%, 04/13/24		200	205,449
Overseas Chinese Town Asia Holdings Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 7.71%), 4.30%, 10/10/20(e)(f)		200	200,756
Sun Hung Kai Properties Capital Market Ltd., 4.45%, 05/23/20(e)		200	198,325
Times Property Holdings Ltd., 6.25%, 01/23/20		200	205,728
Vanke Real Estate Hong Kong Co. Ltd., 3.95%, 12/23/19		200	204,194
Yuzhou Properties Co. Ltd.:
6.00%, 01/25/22		200	208,153
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 8.53%), 5.38%, 09/29/22(e)(f)		200	198,294

			3,559,821

Road & Rail — 0.1%
Rumo Luxembourg Sarl, 7.38%, 02/09/24(a)		400	435,800

Specialty Retail — 0.0%
Baoxin Auto Finance I Ltd., 5.63%, 10/30/20(b)(e)		200	200,108

Security		Par (000)	Value
Textiles, Apparel & Luxury Goods — 0.1%
361 Degrees International Ltd., 7.25%, 06/03/21	USD	200	$213,953
Prime Bloom Holdings Ltd., 6.95%, 07/05/22		200	192,000

			405,953

Transportation Infrastructure — 0.0%
HPHT Finance 17 Ltd., 2.75%, 09/11/22		200	197,332

Wireless Telecommunication Services — 0.2%
Banglalink Digital Communications Ltd., 8.63%, 05/06/19		200	208,380
Digicel Group Ltd., 8.25%, 09/30/20(a)		200	197,750
SoftBank Group Corp., (USD Swap Rate 5 Year + 4.85%), 6.87%, 07/19/27(e)(f)		300	310,275

			716,405
Total Corporate Bonds — 17.1% (Cost: $66,674,214)			69,942,809

Equity-Linked Notes — 22.9%

Aerospace & Defense — 0.3%
Toronto-Dominion Bank (The) (Boeing Co. (The)), 12.25%, 12/13/17		5	1,257,757

Airlines — 1.1%
BNP Paribas SA (Delta Air Lines, Inc.), 17.90%, 12/06/17		19	944,815
HSBC Bank plc (Deutsche Lufthansa AG), 17.67%, 12/13/17	EUR	39	1,253,321
Societe Generale SA (JetBlue Airways Corp.):
16.06%, 01/19/18	USD	25	483,597
14.65%, 01/22/18		25	482,606
Deutsche Bank AG (Southwest Airlines Co.), 16.57%, 12/14/17		22	1,187,981

			4,352,320

Auto Components — 0.3%
Merrill Lynch International & Co. (Lear Corp.), 9.31%, 12/08/17		7	1,251,955

Automobiles — 0.8%
HSBC Bank plc (Daimler AG), 8.42%, 12/13/17	EUR	15	1,255,514
Societe Generale SA (General Motors Co.), 13.49%, 01/19/18	USD	22	946,872
UBS AG (Harley-Davidson, Inc.), 17.50%, 12/07/17		21	995,855

			3,198,241

Banks — 1.7%
BNP Paribas SA (Bank of America Corp.), 13.14%, 12/06/17		39	1,036,532
BNP Paribas SA (Citigroup Capital XIII), 11.02%, 12/06/17		14	1,015,543
JP Morgan Structured Products BV (Citizens Financial Group, Inc.), 12.18%, 12/08/17		33	1,249,143
JP Morgan Structured Products BV (Comerica, Inc.), 12.70%, 12/08/17		16	1,247,288
Goldman Sachs International (JPMorgan Chase & Co.), 7.40%, 12/06/17		10	1,024,489
Canadian Imperial Bank of Commerce (SunTrust Banks, Inc.), 13.51%, 12/08/17		21	1,247,402

			6,820,397

Beverages — 0.3%
BNP Paribas SA (Constellation Brands, Inc.), 9.77%, 11/28/17		5	1,036,101

Biotechnology — 0.2%
Societe Generale SA (AbbVie, Inc.), 13.22%, 01/16/18		11	997,361

5

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Capital Markets — 0.5%
Societe Generale SA (Charles Schwab Corp. (The)), 11.21%, 01/16/18	USD	22	$1,002,137
Merrill Lynch International & Co. (Morgan Stanley), 13.08%, 12/07/17		20	1,009,003

			2,011,140
Chemicals — 0.3%
Royal Bank of Canada (Praxair, Inc.), 13.03%, 12/14/17		8	1,239,321

Construction & Engineering — 0.3%
Credit Suisse AG (Orascom Construction Ltd.): 9.20%, 01/08/18 - 01/09/18		13	1,015,622

Containers & Packaging — 0.2%
Credit Suisse AG (International Paper Co.):
14.80%, 12/14/17		9	501,808
14.70%, 12/15/17		9	501,807

			1,003,615
Diversified Telecommunication Services — 0.2%
Canadian Imperial Bank of Commerce (Verizon Communications, Inc.), 10.47%, 01/31/18		20	978,462

Electrical Equipment — 0.2%
Societe Generale SA (Rockwell Automation, Inc.):
10.35%, 11/02/17		3	438,656
10.37%, 11/02/17		3	438,764

			877,420
Equity Real Estate Investment Trusts (REITs) — 0.3%
Canadian Imperial Bank of Commerce (Crown Castle International Corp.), 8.34%, 12/07/17		10	1,027,136

Food & Staples Retailing — 0.5%
Societe Generale SA (Costco Wholesale Corp.), 10.93%, 12/11/17		6	1,012,568
UBS AG (Sysco Corp.), 9.80%, 11/07/17		18	1,022,597

			2,035,165
Food Products — 0.3%
JP Morgan Structured Products BV (Mondelez International, Inc.), 12.34%, 12/08/17		30	1,244,900

Health Care Equipment & Supplies — 0.3%
Royal Bank of Canada (Cooper Cos., Inc. (The)), 12.61%, 12/06/17		5	1,196,026

Health Care Providers & Services — 1.9%
Citigroup, Inc. (Anthem, Inc.):
10.66%, 12/13/17		6	1,272,573
11.82%, 12/14/17		5	1,005,790
Citigroup, Inc. (Express Scripts Holding Co.), 14.46%, 12/13/17		21	1,254,432
Royal Bank of Canada (HCA Healthcare, Inc.), 12.25%, 12/07/17		13	959,872
Goldman Sachs International (Humana, Inc.), 13.84%, 11/03/17		5	1,241,049
Royal Bank of Canada (Quest Diagnostics, Inc.), 7.87%, 01/09/18		11	985,867
Merrill Lynch International & Co. (UnitedHealth Group, Inc.), 7.82%, 12/07/17		5	1,023,981

			7,743,564
Hotels, Restaurants & Leisure — 0.7%
Credit Suisse AG (Carnival Corp.), 11.70%, 12/15/17		15	1,010,160
Citigroup, Inc. (Las Vegas Sands Corp):
13.42%, 12/15/17		8	504,563
12.77%, 12/18/17		8	504,562
Nomura Bank International (Starbucks Corp.), 8.30%, 11/02/17		18	1,014,435

			3,033,720

Security		Par (000)	Value
Household Durables — 0.6%
UBS AG (DR Horton, Inc.), 13.75%, 11/06/17	USD	32	$1,236,206
Merrill Lynch International & Co. (Mohawk Industries, Inc.), 8.79%, 12/09/17		5	1,252,917

			2,489,123
Internet Software & Services — 0.5%
Societe Generale SA (Alphabet, Inc.), 11.36%, 12/14/17		1	995,138
Canadian Imperial Bank of Commerce (eBay, Inc.), 7.82%, 12/07/17		27	1,010,710

			2,005,848
IT Services — 0.3%
Royal Bank of Canada (First Data Corp.), 14.59%, 12/09/17		69	1,246,251

Life Sciences Tools & Services — 0.3%
JP Morgan Structured Products BV (Thermo Fisher Scientific, Inc.), 9.56%, 12/19/17		7	1,253,639

Machinery — 0.8%
Merrill Lynch International & Co. (Caterpillar, Inc.), 9.83%, 12/09/17		9	1,248,816
Societe Generale SA (Deere & Co.), 10.22%, 11/23/17		8	1,017,213
Merrill Lynch International & Co. (Snap-on, Inc.), 9.52%, 01/30/18		6	996,116

			3,262,145
Media — 0.2%
BNP Paribas SA (Twenty-First Century Fox, Inc.), 15.55%, 11/08/17		38	971,431

Metals & Mining — 0.2%
Royal Bank of Canada (Nucor Corp.):
12.96%, 01/26/18		8	488,106
12.63%, 01/29/18		8	487,854

			975,960
Multiline Retail — 0.3%
Royal Bank of Canada (Dollar Tree, Inc.), 11.64%, 11/22/17		13	1,214,862

Pharmaceuticals — 0.5%
JP Morgan Structured Products BV (AstraZeneca plc), 10.50%, 11/06/17	GBP	16	1,057,967
Credit Suisse AG (Zoetis, Inc.), 8.00%, 11/02/17	USD	16	1,008,450

			2,066,417
Road & Rail — 0.7%
Merrill Lynch International & Co. (Kansas City Southern), 11.23%, 01/19/18		10	989,928
Societe Generale SA (Landstar System, Inc.), 11.56%, 12/19/17		8	858,461
Societe Generale SA (Norfolk Southern Corp.), 15.62%, 12/14/17		8	1,000,995

			2,849,384
Semiconductors & Semiconductor Equipment — 2.0%
Canadian Imperial Bank of Commerce (Applied Materials, Inc.), 19.46%, 11/16/17		23	1,245,319
Societe Generale SA (ASML Holding NV):
10.70%, 12/08/17	EUR	6	1,017,538
11.46%, 12/13/17		7	1,242,449
JP Morgan Structured Products BV (Broadcom Ltd.), 16.20%, 11/03/17	USD	5	1,259,238
Citigroup, Inc. (Micron Technology, Inc.), 32.15%, 12/19/17		25	1,005,031
BNP Paribas SA (NVIDIA Corp.), 18.90%, 11/07/17		6	1,058,598
Toronto-Dominion Bank (The) (Texas Instruments, Inc.), 12.75%, 12/01/17		13	1,270,354

			8,098,527

6

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Software — 2.4%
Societe Generale SA (Adobe Systems, Inc.), 11.29%, 12/11/17	USD	7	$1,038,657
Merrill Lynch Pierce Fenner (Autodesk, Inc.):
15.12%, 11/21/17		4	453,189
15.11%, 11/22/17		4	452,511
Societe Generale SA (Citrix Systems, Inc.):
13.10%, 12/15/17		6	506,053
12.90%, 12/18/17		6	506,053
JP Morgan Structured Products BV (Microsoft Corp.), 11.11%, 12/09/17		15	1,248,685
Societe Generale SA (Oracle Corp.), 7.11%, 12/11/17		21	1,027,578
Citigroup, Inc. (salesforce.com, Inc.), 11.42%, 11/27/17		13	1,246,521
Royal Bank of Canada (ServiceNow, Inc.), 15.85%, 12/14/17		10	1,249,518
Take-Two Interactive Software, Inc. (Take-Two Interactive Software, Inc.), 16.75%, 11/07/17		10	1,042,042
BNP Paribas SA (VMware, Inc.), 9.98%, 11/27/17		9	1,048,263

			9,819,070
Specialty Retail — 1.9%
Home Depot, Inc. (The) (Home Depot, Inc. (The)), 6.30%, 11/15/17		7	1,211,461
Royal Bank of Canada (Lowe’s Cos., Inc.), 11.60%, 11/16/17		14	1,038,205
Merrill Lynch International & Co. (Ross Stores, Inc.):
9.19%, 11/13/17		9	524,793
9.21%, 11/14/17		9	524,303
10.71%, 11/16/17		19	1,175,103
BNP Paribas SA (Tiffany & Co.):
13.86%, 11/29/17		5	502,441
13.78%, 11/30/17		5	509,232
Credit Suisse AG (TJX Cos, Inc. (The)), 11.70%, 11/10/17		16	1,131,463
BNP Paribas SA (Ulta Beauty, Inc.), 17.94%, 11/22/17		4	910,709

			7,527,710
Technology Hardware, Storage & Peripherals — 0.2%
Goldman Sachs International (Seagate Technology plc), 10.11%, 12/12/17		25	952,163

Textiles, Apparel & Luxury Goods — 0.5%
BNP Paribas SA (Kering SA), 9.82%, 12/01/17	EUR	3	1,077,554
Credit Suisse AG (PVH Corp.), 15.40%, 11/21/17	USD	8	996,976

			2,074,530
Tobacco — 0.3%
Canadian Imperial Bank of Commerce (Altria Group, Inc.), 11.80%, 12/14/17		19	1,238,247

Trading Companies & Distributors — 0.3%
Societe Generale SA (United Rentals, Inc.), 15.45%, 12/07/17		7	1,002,553

Wireless Telecommunication Services — 0.5%
Goldman Sachs International (MTN Group Ltd.), 11.02%, 12/05/17		5	1,026,174
Royal Bank of Canada (T-Mobile US, Inc.), 16.66%, 12/12/17		16	984,206

			2,010,380
Total Equity-Linked Notes — 22.9% (Cost: $93,101,888)			93,378,463

Security		Par (000)	Value
Foreign Agency Obligations — 2.1%

Argentina — 0.3%
YPF SA:
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 4.00%, 18.00% Floor), 25.46%, 07/07/20(f)	USD	804	$766,803
8.50%, 07/28/25		301	350,063

			1,116,866
Brazil — 0.1%
Petrobras Global Finance BV:
6.13%, 01/17/22		295	318,895
6.00%, 01/27/28(a)		194	196,425

			515,320
China — 0.9%
Bluestar Finance Holdings Ltd., 3.50%, 09/30/21		200	201,716
CDBL Funding 1:
3.00%, 04/24/23		200	198,830
3.50%, 10/24/27		200	198,143
Chinalco Capital Holdings Ltd., 4.25%, 04/21/22		200	204,008
CNAC HK Synbridge Co. Ltd., 5.00%, 05/05/20		218	223,439
Dianjian Haiyu Ltd., (USD Swap Semi 5 Year + 6.77%), 3.50%, 06/14/22(e)(f)		200	200,002
HeSteel Hong Kong Co. Ltd., 4.25%, 04/07/20		200	202,309
Huarong Finance 2017 Co. Ltd.:
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 7.77%), 4.50%, 01/24/22(e)(f)		200	205,016
4.75%, 04/27/27		200	208,672
Huarong Finance II Co. Ltd.:
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.71%), 2.88%, 09/14/21(e)(f)		400	386,516
5.50%, 01/16/25		500	544,620
ICBCIL Finance Co. Ltd., 3.38%, 04/05/22		215	217,086
Shanhai Hong Kong International Investments Ltd., 3.88%, 04/20/20		200	201,211
Sinopec Group Overseas Development 2017 Ltd., 4.25%, 04/12/47		400	418,605

			3,610,173
Hong Kong — 0.2%
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25		450	467,372
China Cinda Finance 2017 I Ltd., 4.40%, 03/09/27		200	209,170

			676,542
India — 0.2%
BPRL International Singapore Pte. Ltd., 4.38%, 01/18/27		275	286,648
Greenko Dutch BV, 5.25%, 07/24/24		200	203,250
Greenko Investment Co., 4.88%, 08/16/23		400	398,099

			887,997
Indonesia — 0.1%
Pertamina Persero PT, 6.45%, 05/30/44		400	482,621

Mexico — 0.1%(a)
Mexico City Airport Trust, 5.50%,0 07/31/47		211	208,995
Petroleos Mexicanos, 6.50%, 03/13/27		150	163,800

			372,795

7

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
South Korea — 0.1%
Export-Import Bank of Korea:
(LIBOR USD 3 Month + 0.93%), 1.00%, 11/01/22(f)	USD	200	$200,523
3.00%, 11/01/22		200	200,440
Korea Housing Finance Corp., 3.00%, 10/31/22		250	250,318

			651,281
Sri Lanka — 0.1%
Sri Lankan Airlines Ltd., 5.30%, 06/27/19		400	406,192

Total Foreign Agency Obligations — 2.1% (Cost: $8,569,147)			8,719,787

Foreign Government Obligations — 3.8%

Argentina — 0.3%
Republic of Argentina:
5.63%, 01/26/22		296	310,800
6.88%, 01/26/27		786	856,740

			1,167,540
Bahrain — 0.1%
Kingdom of Bahrain:
6.75%, 09/20/29(a)		425	422,705

			422,705
Brazil — 0.2%
Federative Republic of Brazil, 0.00%, 01/01/19(h)	BRL	2,939	828,663

China — 0.0%
People’s Republic of China, 2.13%, 11/02/22	USD	200	199,733

Colombia — 0.1%
Republic of Colombia, 3.88%, 04/25/27		267	268,735

Egypt — 0.4%
Arab Republic of Egypt:
0.00%, 09/04/18(h)	EGP	6,000	296,397
0.00%, 10/16/18(h)		325	15,765
5.75%, 04/29/20	USD	908	942,595
8.50%, 01/31/47(a)		200	226,214

			1,480,971
Greece — 0.0%
Hellenic Republic of Greece(i):
3.00%, 02/24/23	EUR	7	7,946
3.00%, 02/24/24		7	7,794
3.00%, 02/24/25		7	7,675
3.00%, 02/24/26		7	7,548
3.00%, 02/24/27		7	7,413
3.00%, 02/24/28		7	7,194
3.00%, 02/24/29		7	7,028
3.00%, 02/24/30		7	6,898
3.00%, 02/24/31		7	6,775
3.00%, 02/24/32		7	6,689
3.00%, 02/24/33		7	6,601
3.00%, 02/24/34		7	6,514
3.00%, 02/24/35		7	6,427
3.00%, 02/24/36		7	6,352
3.00%, 02/24/37		7	6,285
3.00%, 02/24/38		7	6,233
3.00%, 02/24/39		7	6,216
3.00%, 02/24/40		7	6,189
3.00%, 02/24/41		7	6,184
3.00%, 02/24/42		7	6,190

			136,151

Security		Par (000)	Value
Indonesia — 0.6%
Republic of Indonesia:
7.88%, 04/15/19	IDR	9,110,000	$690,645
11.00%, 11/15/20		3,974,000	331,295
4.75%, 01/08/26	USD	878	957,190
8.38%, 09/15/26	IDR	4,581,000	370,702

			2,349,832
Lebanon — 0.1%
Lebanese Republic, 6.85%, 03/23/27	USD	438	426,486

Maldives — 0.0%
Republic of Maldives, 7.00%, 06/07/22		200	200,999

Mexico — 0.2%
United Mexican States:
8.00%, 06/11/20	MXN	2,400	128,073
7.50%, 06/03/27		9,500	502,627

			630,700
Pakistan — 0.1%
Islamic Republic of Pakistan, 8.25%, 04/15/24	USD	200	222,810

Russia — 0.7%
Russian Federation:
6.40%, 05/27/20	RUB	11,707	196,224
4.88%, 09/16/23	USD	200	217,543
4.75%, 05/27/26		800	844,448
4.25%, 06/23/27		600	611,502
7.05%, 01/19/28	RUB	51,835	859,878

			2,729,595
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia, 2.88%, 03/04/23	USD	200	199,200

South Africa — 0.3%
Republic of South Africa:
5.50%, 03/09/20		500	528,750
5.88%, 05/30/22		308	336,041
4.88%, 04/14/26		200	198,797
4.85%, 09/27/27		200	195,224

			1,258,812
Sri Lanka — 0.1%
Republic of Sri Lanka:
5.88%, 07/25/22		200	213,500
6.85%, 11/03/25		230	255,297

			468,797
Turkey — 0.6%
Republic of Turkey:
8.50%, 07/10/19	TRY	642	159,427
10.50%, 01/15/20		765	194,348
7.00%, 06/05/20	USD	482	522,016
5.63%, 03/30/21		230	242,436
11.00%, 03/02/22	TRY	183	46,696
5.13%, 03/25/22	USD	700	726,160
7.38%, 02/05/25		151	173,103
6.00%, 03/25/27		229	241,183

			2,305,369
United Arab Emirates — 0.0%
Government of United Arab Emirates, 4.13%, 10/11/47		200	198,200

Total Foreign Government Obligations — 3.8% (Cost: $15,531,003)			15,495,298

8

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security		Shares/ Par (000)	Value
Investment Companies — 22.6%
AllianceBernstein Global High Income Fund, Inc.		84,676	$1,096,554
BlackRock Allocation Target Shares, Series A(j)		1,947,076	19,957,532
BlackRock Floating Rate Income Portfolio, Class K(j)		2,541,253	25,997,019
Invesco Senior Income Trust		248,462	1,100,687
iShares 0-5 Year High Yield Corporate Bond ETF(j)		204,259	9,745,197
iShares Core High Dividend ETF(j)		40,293	3,452,304
iShares Emerging Markets Dividend ETF(j)		16,531	689,177
iShares iBoxx $ High Yield Corporate Bond ETF(j)(k)		289,970	25,653,646
Voya Prime Rate Trust		212,761	1,091,464
WisdomTree Emerging Markets High Dividend Fund		80,150	3,490,533

Total Investment Companies — 22.6% (Cost: $91,693,434)			92,274,113

Non-Agency Mortgage-Backed Securities — 6.6%

Collateralized Mortgage Obligations — 1.4%
Ajax Mortgage Loan Trust, Series 2015-C, Class A, 3.88%, 03/25/57(a)(i)	USD	332	326,274
Alternative Loan Trust(b):
Series 2005-16, Class A1, 2.59%, 06/25/35		97	90,128
Series 2005-72, Class A3, 1.54%, 01/25/36		164	133,341
Series 2006-OA14, Class 1A1, 2.67%, 11/25/46		151	136,279
Series 2006-OA6, Class 1A2, 1.45%, 07/25/46		143	137,316
Series 2006-OA8, Class 1A1, 1.43%, 07/25/46		371	345,864
Series 2007-OA3, Class 1A1, 1.38%, 04/25/47		383	337,559
American Home Mortgage Assets Trust, Series 2006-5, Class A1, 1.86%, 11/25/46(b)		1,183	683,791
Federal National Mortgage Association Variable Rate Notes(b):
Series 2016-C06, Class 1M2, 5.49%, 04/25/29		164	184,097
Series 2017-C01, Class 1B1, 6.99%, 07/25/29		189	213,779
Series 2017-C03, Class 1M2, 4.24%, 10/25/29		112	115,918
Series 2017-C04, Class 2M2, 4.09%, 11/25/29		164	167,230
Series 2017-C05, Class 1B1, 4.84%, 01/25/30		185	176,851
Series 2017-C05, Class 1M2, 3.44%, 01/25/30		169	167,764
Freddie Mac Structured Agency Credit Risk Debt Notes(b):
Series 2017-DNA3, Class M2, 3.74%, 03/25/30		580	585,195
Series 2017-HQA2, Class M2, 3.89%, 12/25/29		325	328,493
Impac CMB Trust, Series 2005-6, Class 1A1, 1.74%, 10/25/35(b)		442	396,257
Reperforming Loan REMIC Trust, Series 2005- R2, Class 1AF1, 1.58%, 06/25/35(a)(b)		107	98,921
Structured Asset Mortgage Investments II Trust, Series 2006-AR6, Class 2A1, 1.43%, 07/25/46(b)		140	127,459
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-4, Class 3A1, 6.50%, 05/25/36		789	664,194

			5,416,710
Commercial Mortgage-Backed Securities — 5.1%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class E, 3.36%, 09/15/34(a)(b)		690	678,039
BAMLL Commercial Mortgage Securities Trust(a)(b):
Series 2013-DSNY, Class F, 4.74%, 09/15/26		700	699,217
Series 2016-ISQ, Class E, 3.61%, 08/14/34(c)		700	622,230

Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Banc of America Commercial Mortgage Trust, Series 2007-1, Class AMFX, 5.48%, 01/15/49(b)	USD	171	$173,373
BBCMS Trust, Series 2015-STP, Class E, 4.28%, 09/10/28(a)(b)		200	194,532
BWAY Mortgage Trust(a)(b):
Series 2013-1515, Class F, 3.93%, 03/10/33		700	690,067
Series 2015-1740, Class E, 4.45%, 01/10/35		500	487,976
CFCRE Commercial Mortgage Trust, Series 2016- C3, Class D, 3.05%, 01/10/48(a)(b)		160	117,195
Commercial Mortgage Trust:
Series 2015-CR23, Class D, 4.40%, 05/10/48(b)		1,000	859,463
Series 2015-CR23, Class E, 3.23%, 05/10/48(a)		320	205,590
Series 2015-CR25, Class D, 3.80%, 08/10/48(b)		110	91,556
Series 2015-LC19, Class D, 2.87%, 02/10/48(a)		500	408,218
Series 2015-LC21, Class C, 4.31%, 07/10/48(b)		700	674,813
Series 2017-COR2, Class D, 3.00%, 09/10/50(a)		700	563,458
Series 2017-DLTA, Class F, 3.82%, 08/15/32(a)(b)		640	629,306
Core Industrial Trust, Series 2015-CALW, Class G, 3.85%, 02/10/34(a)(b)		600	584,122
Countrywide Commercial Mortgage Trust, Series 2007-MF1, Class A, 6.26%, 11/12/43(a)(b)		71	71,125
DBJPM 16-C3 Mortgage Trust, Series 2016-C3, Class D, 3.49%, 09/10/49(a)(b)		700	571,272
DBUBS Mortgage Trust, Series 2017-BRBK, Class F, 3.65%, 10/10/34(a)(b)(c)		420	381,287
GAHR Commercial Mortgage Trust(a)(b):
Series 2015-NRF, Class EFX, 3.38%, 12/15/34		485	485,064
Series 2015-NRF, Class FFX, 3.38%, 12/15/34		700	695,021
Series 2015-NRF, Class GFX, 3.38%, 12/15/34		50	49,246
GRACE Mortgage Trust, Series 2014-GRCE, Class F, 3.59%, 06/10/28(a)(b)		500	502,565
GS Mortgage Securities Corp. Trust, Series 2017-500K, Class G, 3.74%, 07/15/32(a)(b)		130	130,039
GS Mortgage Securities Trust:
Series 2014-GC22, Class D, 4.65%, 06/10/47(a)(b)		290	244,405
Series 2015-GC32, Class D, 3.35%, 07/10/48		1,000	830,510
Series 2017-GS7, Class E, 3.00%, 08/10/50(a)		560	455,998
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2003-PM1A, Class G, 6.01%, 08/12/40(a)(b)		297	353,466
Series 2015-JP1, Class D, 4.24%, 01/15/49(b)		500	470,994
Series 2015-UES, Class E, 3.74%, 09/05/32(a)(b)		500	502,232
Series 2016-ATRM, Class D, 5.35%, 10/05/28(a)		700	702,073
Series 2017-MAUI, Class F, 4.99%, 07/15/34(a)(b)		700	702,849
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class D, 4.56%, 09/15/47(a)(b)		500	426,688
LCCM Mortgage Trust, Series 2014-909, Class E, 3.90%, 05/15/31(a)(b)		150	146,556
Lone Star Portfolio Trust, Series 2015-LSP, Class E, 6.84%, 09/15/28(a)(b)		597	607,805
MAD Mortgage Trust, Series 2017-330M, Class E, 4.03%, 08/15/34(a)(b)		270	260,955
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C25, Class D, 3.07%, 10/15/48		700	567,634
Series 2015-C26, Class D, 3.06%, 10/15/48(a)		500	405,132
Morgan Stanley Capital I Trust(a)(b):
Series 2014-CPT, Class G, 3.45%, 07/13/29		700	687,421
Series 2015-MS1, Class D, 4.03%, 05/15/48		700	600,813
VNDO Trust, Series 2016-350P, Class E, 3.90%, 01/10/35(a)(b)		1,200	1,153,271

9

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security		Shares/ Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class D, 3.77%, 02/15/48(a)	USD	500	$377,228
Series 2015-C30, Class D, 4.50%, 09/15/58(a)(b)		500	437,504
Series 2015-NXS4, Class D, 3.60%, 12/15/48(b)		350	316,854

			20,815,162
Interest Only Commercial Mortgage-Backed Securities — 0.1%(b)
Commercial Mortgage Trust, Series 2014-CR15, Class XA, 1.26%, 02/10/47		1,194	47,509
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class XD, 1.35%, 10/15/48(a)		4,650	425,382

			472,891
Total Non-Agency Mortgage-Backed Securities — 6.6% (Cost: $26,006,674)			26,704,763

Preferred Securities — 0.9%

Preferred Stocks — 0.9%
Banks — 0.2%
KeyCorp., Series E, 6.13%(b)(e)		32,500	948,675

Capital Markets — 0.5%
Morgan Stanley, Series K, 5.85%(b)(e)		83,000	2,241,000

Consumer Finance — 0.1%
SLM Corp., Series B, 3.02%(b)(e)		3,500	235,620

Electric Utilities — 0.1%
Entergy Arkansas, Inc., 4.88%		1,210	30,311
Entergy Louisiana LLC, 4.88%		4,525	112,853
Entergy Mississippi, Inc., 4.90%		401	10,009
Entergy Texas, Inc., 5.63%		4,716	122,427

			275,600
Total Preferred Stocks — 0.9% (Cost: $3,427,304)			3,700,895

Total Preferred Securities — 0.9% (Cost: $3,427,304)			3,700,895

Total Long-Term Investments — 97.3% (Cost: $392,783,819)			397,226,465

Short-Term Securities — 12.0%

Money Market Funds — 12.0%(j)(l)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.92%		37,082,450	37,082,450
SL Liquidity Series, LLC,
Money Market Series, 1.32%(m)		11,866,472	11,867,659

Total Money Market Funds — 12.0% (Cost: $48,948,922)			48,950,109

Total Short-Term Securities — 12.0% (Cost: $48,948,922)			48,950,109

Total Investments — 109.3% (Cost: $441,732,741)			446,176,574
Liabilities in Excess of Other Assets — (9.3)%			(37,987,102)

Net Assets — 100.0%			$408,189,472

10

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Dynamic High Income Portfolio

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Non-income producing security.
(e)	Perpetual security with no stated maturity date.
(f)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Zero-coupon bond.
(i)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(j)	During the period ended October 31, 2017, investments in issuers considered to be affiliates of the Fund for the purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliates	Shares Held at 07/31/17	Shares Purchased		Shares Sold	Shares Held at 10/31/17	Value at 10/31/17	Income		Net Realized Gain (Loss) (1)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	19,500,525	17,581,925	(2)	—	37,082,450	$37,082,450	$59,645		$—	$—
SL Liquidity Series, LLC, Money Market Series	5,703,187	6,163,285	(2)	—	11,866,472	11,867,659	21,857	(3)	503	1,187
BlackRock Allocation Target Shares, Series A	1,947,076	—		—	1,947,076	19,957,532	145,916		—	159,268
BlackRock Floating Rate Income Portfolio, Class K	2,602,764	2,079,095		(2,140,605)	2,541,254	25,997,019	150,153		(52,300)	113,676
BlackRock High Yield Portfolio, Class K	455,141	500,593		(955,734)	—	—	29,961		34,963	—
iShares 0-5 Year High Yield Corporate Bond ETF	—	204,259		—	204,259	9,745,197	65,041		—	30,709
iShares Core High Dividend ETF	40,293	—		—	40,293	3,452,304	29,480		—	5,907
iShares Emerging Markets Dividend ETF	16,531	—		—	16,531	689,177	14,916		—	20,389
iShares iBoxx $ High Yield Corporate Bond ETF	138,376	151,594		—	289,970	25,653,646	192,175		—	48,477
iShares U.S. Preferred Stock ETF	246,997	—		(246,997)	—	—	43,657		100,157	—

Total						$134,444,984	$752,801		$83,323	$379,613

(1)	Includes net capital gain distributions.
(2)	Represents net shares purchased.
(3)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(k)	Security, or a portion of security, is on loan.
(l)	Annualized 7-day yield as of period end.
(m)	Security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Nikkei 225 Index	112	December 2017	$21,621	$2,040,585
DAX Index	7	December 2017	2,695	140,096
EURO STOXX 50 Index	358	December 2017	15,338	764,513
MSCI Emerging Markets E-Mini Index	344	December 2017	19,336	285,262
S&P 500 E-Mini Index	323	December 2017	41,549	708,134
U.S. Treasury 10 Year Note	72	December 2017	8,996	(27,296)
U.S. Treasury 10 Year Ultra Note	99	December 2017	13,258	(35,550)
U.S. Treasury Long Bond	35	December 2017	5,336	(133,919)

				3,741,825

Short Contracts
U.S. Treasury 5 Year Note	6	December 2017	703	2,703
EUR Currency	67	December 2017	9,783	129,464
JPY Currency	22	December 2017	2,424	63,624
U.S. Treasury Ultra Bond	8	December 2017	1,318	33,723

				229,514

Total				$3,971,339

11

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Dynamic High Income Portfolio

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	138,790	EUR	119,143	Bank of America NA	01/30/2018	$(599)

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Australia & New Zealand Banking Group Ltd.	1.00	Quarterly	JPMorgan Chase Bank	12/20/2020	USD	120	$(2,875)	$(489)	$(2,386)
Australia & New Zealand Banking Group Ltd.	1.00	Quarterly	JPMorgan Chase Bank Morgan Stanley & Co.	12/20/2020	USD	80	(1,898)	(347)	(1,551)
Standard Chartered Bank	1.00	Quarterly	International plc	12/20/2020	EUR	10	(288)	168	(456)
Standard Chartered Bank	1.00	Quarterly	BNP Paribas SA	12/20/2020	EUR	40	(1,152)	621	(1,773)
Standard Chartered Bank	1.00	Quarterly	BNP Paribas SA	12/20/2020	EUR	20	(576)	329	(905)

							$(6,789)	$282	$(7,071)

Currency

BRL	Brazilian Real
EGP	Egyptian Pound
EUR	Euro
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
RUB	Russian Ruble
TRY	Turkish Lira
USD	United States Dollar

Portfolio Abbreviations

CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the prior Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors.

12

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Dynamic High Income Portfolio

Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Long-Term Investments
Asset-Backed Securities	$—	$42,458,669	$500,000	$42,958,669
Common Stocks
Equity Real Estate Investment Trusts (REITs)	12,778,733	5,533,645	—	18,312,378
Oil, Gas & Consumable Fuels	22,720,380	—	—	22,720,380
Real Estate Management & Development	2,615,529	403,381	—	3,018,910
Corporate Bonds(a)	—	69,942,809	—	69,942,809
Equity-Linked Notes(a)	—	93,378,463	—	93,378,463
Foreign Agency Obligations	—	8,719,787	—	8,719,787
Foreign Government Obligations	—	15,495,298	—	15,495,298
Investment Companies	92,274,113	—	—	92,274,113
Non-Agency Mortgage-Backed Securities	—	25,701,246	1,003,517	26,704,763
Preferred Securities(a)	3,700,895	—	—	3,700,895
Short-Term Securities	37,082,450	—	—	37,082,450

Subtotal	$171,172,100	$261,633,298	$1,503,517	$434,308,915

Investments valued at NAV(b)				$11,867,659

Total Investments				$446,176,574

Derivative Financial Instruments(c)
Assets:
Equity contracts	$3,938,590	$—	$—	$3,938,590
Foreign currency exchange contracts	193,088	—	—	193,088
Interest rate contracts	36,426	—	—	36,426
Liabilities:
Credit contracts	—	(7,071)	—	(7,071)
Foreign currency exchange contracts	—	(599)	—	(599)
Interest rate contracts	(196,765)	—	—	(196,765)

Total	$3,971,339	$(7,670)	$—	$3,963,669

(a)	See above Schedule of Investments for values in each industry.
(b)	As of October 31, 2017, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended October 31, 2017, there were no transfers between Level 1 and Level 2.

13

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Dynamic High Income Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Equity-Linked Notes	Non-Agency Mortgage-Backed Securities	U.S. Government Sponsored Agency Securities	Total
Opening Balance, as of July 31, 2017	$2,725,000	$2,487,569	$620,060	$184,537	$6,017,166
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3(a)	(2,725,000)	—	—	(184,537)	(2,909,537)
Accrued discounts/premiums	—	—	406	—	406
Net realized gain (loss)	—	25,558	—	—	25,558
Net change in unrealized appreciation (depreciation)(b)(c)	—	(9,678)	1,312	—	(8,366)
Purchases	500,000	—	381,739	—	881,739
Sales	—	(2,503,449)	—	—	(2,503,449)

Closing Balance, as of October 31, 2017	$500,000	$—	$1,003,517	$—	$1,503,517

Net change in unrealized appreciation (depreciation) on investments still held at October 31, 2017(c)	$—	$—	$(480)	$—	$(480)

(a)	As of July 31, 2017, the Fund used significant unobservable inputs in determining the value of certain investments. As of October 31, 2017, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.
(b)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(c)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at October 31,2017 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

14

Schedule of Investments (unaudited) October 31, 2017	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Asset-Backed Securities — 10.3%
Accredited Mortgage Loan Trust, Series 2004-4, Class M2, 2.81%, 01/25/35(a)	USD	1,938	$1,856,924
Accunia European CLO I BV, Series 1X, Class E, 7.00%, 07/15/29(a)	EUR	400	471,301
Adagio V CLO Designated Activity Co., Series V-X, Class E, 6.70%, 10/15/29(a)		165	196,910
Allegro CLO II Ltd., Series 2014-1A, Class CR, 5.21%, 01/21/27(a)(b)	USD	500	500,418
ALM V Ltd.(a)(b):
Series 2012-5A, Class A1R3, 2.26%, 10/18/27		15,000	15,007,632
Series 2012-5A, Class A2R3, 2.61%, 10/18/27		7,000	7,004,181
Series 2012-5A, Class CR3, 4.05%, 10/18/27		2,750	2,738,699
ALM VII Ltd.(a)(b):
Series 2012-7A, Class A1R, 2.84%, 10/15/28		18,000	18,133,061
Series 2012-7A, Class CR, 5.21%, 10/15/28		3,750	3,801,282
ALM VII R Ltd.(a)(b):
Series 2013-7RA, Class A1R, 2.77%, 10/15/28		4,175	4,214,523
Series 2013-7RA, Class A2R, 3.36%, 10/15/28		1,000	1,007,702
Series 2013-7RA, Class BR, 4.06%, 10/15/28		1,000	1,009,620
ALM VII R-2 Ltd.(a)(b):
Series 2013-7R2A, Class BR, 4.11%, 10/15/27		1,500	1,514,190
Series 2013-7R2A, Class CR, 5.46%, 10/15/27		1,000	1,016,039
ALM VIII Ltd.(a)(b):
Series 2013-8A, Class A1R, 2.85%, 10/15/28		13,250	13,362,700
Series 2013-8A, Class CR, 5.31%, 10/15/28		2,250	2,282,885
ALM XII Ltd.(a)(b):
Series 2015-12A, Class A1R, 2.41%, 04/16/27		4,000	4,019,702
Series 2015-12A, Class BR, 3.41%, 04/16/27		1,475	1,477,855
Series 2015-12A, Class C2R, 4.56%, 04/16/27		1,500	1,502,681
ALM XIV Ltd., Series 2014-14A, Class A1R, 2.53%, 07/28/26(a)(b)		4,500	4,523,373
ALM XIX Ltd.(a)(b):
Series 2016-19A, Class C, 5.71%, 07/15/28		2,000	2,047,950
Series 2016-19A, Class D, 8.71%, 07/15/28		1,000	1,044,785
ALM XVI Ltd.(a)(b):
Series 2015-16A, Class BR, 3.41%, 07/15/27		1,100	1,100,404
Series 2015-16A, Class C1R, 4.56%, 07/15/27		4,000	4,002,596
Series 2015-16A, Class D, 6.71%, 07/15/27		1,750	1,756,918
ALM XVII Ltd., Series 2015-17A, Class C1, 5.51%, 01/15/28(a)(b)		1,000	1,012,831
ALM XVIII Ltd., Series 2016-18A, Class D, 8.96%, 07/15/27(a)(b)		500	512,694
American Airlines Pass-Through Trust, Series 2015-1, Class A, 3.38%, 05/01/27		1,343	1,355,866
American Express Credit Account Master Trust:
Series 2017-1, Class A, 1.93%, 09/15/22		8,490	8,486,471
Series 2017-3, Class A, 1.77%, 11/15/22		2,645	2,634,463
Series 2017-5, Class A, 1.62%, 02/18/25(a)		2,740	2,755,118
AmeriCredit Automobile Receivables Trust:
Series 2013-4, Class C, 2.72%, 09/09/19		152	151,595
Series 2014-3, Class D, 3.13%, 10/08/20		1,980	2,004,850
Series 2016-3, Class A3, 1.46%, 05/10/21		2,570	2,568,368
Series 2016-4, Class A3, 1.53%, 07/08/21		3,790	3,773,267
Series 2017-2, Class A3, 1.98%, 12/20/21		460	460,221
AMMC CLO 15 Ltd., Series 2014-15A, Class D, 5.52%, 12/09/26(a)(b)		1,350	1,382,842
AMMC CLO 18 Ltd., Series 2016-18A, Class D, 6.32%, 05/26/28(a)(b)		1,500	1,521,695
AMMC CLO 19 Ltd., Series 2016-19A, Class E, 8.36%, 10/15/28(a)(b)		1,000	1,019,386
AMMC CLO 21 Ltd., Series 2017-21A, Class A, 2.64%, 11/02/30(a)(b)		1,750	1,750,000

Security	Par (000)		Value
Asset-Backed Securities (continued)
AMSR Trust(a)(b):
Series 2016-SFR1, Class D, 3.64%, 11/17/33	USD	5,045	$5,092,660
Series 2016-SFR1, Class E, 4.39%, 11/17/33		9,525	9,765,008
Anchorage Capital CLO 3 Ltd.(a)(b):
Series 2014-3A, Class A2AR, 3.43%, 04/28/26		3,400	3,414,019
Series 2014-3A, Class BR, 4.03%, 04/28/26		1,250	1,251,469
Series 2014-3A, Class C, 4.88%, 04/28/26		1,000	1,001,046
Anchorage Capital CLO 4 Ltd., Series 2014-4A, Class CR, 4.78%, 07/28/26(a)(b)		2,250	2,251,412
Anchorage Capital CLO 5 Ltd., Series 2014-5A, Class CR, 3.56%, 10/15/26(a)(b)		1,850	1,854,067
Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class CR, 3.76%, 07/15/30(a)(b)		1,000	1,000,714
Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class DR, 4.06%, 10/15/27(a)(b)		1,500	1,509,207
Anchorage Capital CLO 8 Ltd., Series 2016-8A, Class D, 5.58%, 07/28/28(a)(b)		3,000	3,039,052
Anchorage Capital CLO 9 Ltd.(a)(b):
Series 2016-9A, Class D, 5.36%, 01/15/29		1,350	1,374,370
Series 2016-9A, Class E, 8.61%, 01/15/29		1,000	1,035,628
Anchorage Capital CLO Ltd.(a)(b):
Series 2012-1A, Class DR, 8.61%, 01/13/27		1,000	1,009,392
Series 2013-1A, Class A1R, 2.61%, 10/13/30(c)		4,000	4,000,000
Annisa CLO Ltd., Series 2016-2A, Class E, 8.61%, 07/20/28(a)(b)		500	513,280
Apidos CLO XII, Series 2013-12A, Class D, 4.41%, 04/15/25(a)(b)		1,500	1,500,720
Apidos CLO XIX(a)(b):
Series 2014-19A, Class A1R, 2.55%, 10/17/26		4,250	4,269,139
Series 2014-19A, Class CR, 3.55%, 10/17/26		1,000	1,001,551
Apidos CLO XVIII, Series 2014-18A, Class A1R, 2.48%, 07/22/26(a)(b)		6,500	6,531,021
Apidos CLO XX(a)(b):
Series 2015-20A, Class A1R, 2.69%, 01/16/27		7,750	7,780,540
Series 2015-20A, Class BR, 3.96%, 01/16/27		1,750	1,751,130
Apidos CLO XXI, Series 2015-21A, Class A1, 2.78%, 07/18/27(a)(b)		4,375	4,397,934
Apidos CLO XXII, Series 2015-22A, Class D, 7.36%, 10/20/27(a)(b)		1,000	1,011,703
Apidos CLO XXIII, Series 2015-23A, Class D2, 7.31%, 01/14/27(a)(b)		1,000	1,023,515
Apidos CLO XXV, Series 2016-25A, Class A1, 2.82%, 10/20/28(a)(b)		17,000	17,161,327
Arbor Realty Commercial Real Estate Notes Ltd.(a) (b):
Series 2016-FL1A, Class A, 2.94%, 09/15/26		990	1,000,905
Series 2017-FL1, Class A, 2.54%, 04/15/27		2,080	2,108,247
Arbour CLO IV DAC, Series 4X, Class E, 5.60%, 01/15/30(a)	EUR	468	555,362
Ares European CLO VIII BV, Series 8X, Class E, 6.35%, 02/17/30(a)		400	482,205
Ares XL CLO Ltd., Series 2016-40A, Class C, 5.06%, 10/15/27(a)(b)	USD	2,250	2,277,841
Ares XLI CLO Ltd.(a)(b):
Series 2016-41A, Class A, 2.77%, 01/15/29		950	959,654
Series 2016-41A, Class D, 5.56%, 01/15/29		900	927,888
Ares XLII CLO Ltd., Series 2017-42A, Class D, 4.81%, 01/22/28(a)(b)		1,000	1,013,708
Ares XXVII CLO Ltd., Series 2013-2A, Class DR, 5.13%, 07/28/29(a)(b)		1,000	1,022,251
Ares XXVIII CLO Ltd., Series 2013-3A, Class DR, 4.60%, 10/17/24(a)(b)		700	702,037
Ares XXXIII CLO Ltd., Series 2015-1A, Class CR, 5.52%, 12/05/25(a)(b)		1,000	1,024,535

1

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Asset-Backed Securities (continued)
Ares XLI CLO Ltd.(a)(b) (continued)
Ares XXXIX CLO Ltd., Series 2016-39A, Class E, 8.60%, 07/18/28(a)(b)	USD	2,500	$2,512,875
Ares XXXVII CLO Ltd.(b):
Class A1R, 2.54%, 10/15/30		3,000	3,000,000
Class A3R, 2.86%, 10/15/30		1,500	1,500,000
Class DR, 7.51%, 10/15/30		4,000	4,000,000
Series 2015-4A, Class D1, 8.16%, 10/15/26(a)		3,000	3,001,318
Series 2015-4A, Class D2, 8.38%, 10/15/26(a)		2,000	2,000,746
Atlas Senior Loan Fund II Ltd., Series 2012-2A, Class DR, 5.28%, 01/30/24(a)(b)		1,000	1,004,984
Atlas Senior Loan Fund VII Ltd., Series 2016-7A, Class D, 5.22%, 11/30/28(a)(b)		1,500	1,523,545
Atrium VIII(a)(b):
Series 8A, Class ER, 8.61%, 10/23/24		1,750	1,800,476
Series 8A, Class SUB, 10/23/24(d)		11,500	7,825,968
Atrium X, Series 10A, Class DR, 4.36%, 07/16/25(a)(b)		1,000	1,000,483
Atrium XII(a)(b):
Series 12A, Class B, 3.61%, 10/22/26		5,000	5,028,332
Series 12A, Class C, 4.41%, 10/22/26		1,000	1,003,382
Aurium CLO II DAC, Series 2X, Class E, 5.95%, 07/13/29(a)	EUR	578	679,013
Aurium CLO III DAC, Series 3X, Class E, 4.90%, 04/15/30(a)		100	116,733
Avoca CLO XVII Designated Activity Co., Series 17X, Class E, 5.95%, 01/15/30(a)		271	317,006
Babson CLO Ltd. 2016-I, Series 2016-1A, Class E, 7.91%, 04/23/27(a)(b)	USD	2,450	2,481,653
Babson CLO Ltd. 2016-II, Series 2016-2A, Class E, 8.26%, 07/20/28(a)(b)		1,000	1,028,685
Bear Stearns Asset-Backed Securities I Trust(a):
Series 2005-HE1, Class M2, 2.48%, 01/25/35		2,281	2,245,712
Series 2006-EC2, Class M2, 1.66%, 02/25/36		5,801	5,318,490
Series 2006-HE7, Class 1A2, 1.41%, 09/25/36		1,796	1,964,709
Series 2007-HE1, Class 21A2, 1.40%, 01/25/37		2,090	2,041,347
Series 2007-HE2, Class 22A, 1.38%, 03/25/37		5,722	5,440,624
Series 2007-HE2, Class 23A, 1.38%, 03/25/37		8,034	7,773,102
Series 2007-HE3, Class 2A, 1.38%, 04/25/37		8,587	9,180,909
Series 2007-HE5, Class 2A, 1.46%, 06/25/47		25,820	24,855,440
Bear Stearns Asset-Backed Securities Trust(a):
Series 2004-HE3, Class M2, 2.96%, 04/25/34		5,695	5,887,292
Series 2005-4, Class M2, 2.44%, 01/25/36		5,314	5,203,119
Series 2006-1, Class M1, 1.74%, 02/25/36		2,375	2,332,214
Benefit Street Partners CLO IV Ltd.(a)(b):
Series 2014-IVA, Class A1R, 2.85%, 01/20/29		1,790	1,804,979
Series 2014-IVA, Class A2R, 3.41%, 01/20/29		2,500	2,524,016
Benefit Street Partners CLO IX Ltd., Series 2016-9A, Class E, 8.03%, 07/20/28(a)(b)		500	508,510
Benefit Street Partners CLO VI Ltd., Series 2015- VIA, Class A1R, 2.59%, 10/18/29(a)(b)		10,000	10,010,817
Benefit Street Partners CLO VII Ltd., Series 2015- VIIA, Class B, 4.30%, 07/18/27(a)(b)		4,250	4,250,428
Benefit Street Partners CLO VIII Ltd.(a)(b):
Series 2015-8A, Class A2, 3.61%, 01/20/28		1,000	1,012,439
Series 2015-8A, Class C, 5.26%, 01/20/28		1,000	1,007,603
Benefit Street Partners CLO X Ltd., Series 2016-10A, Class A2, 3.36%, 01/15/29(a)(b)		2,000	2,014,173
Benefit Street Partners CLO XII Ltd.(a)(b):
Series 2017-12A, Class C, 4.40%, 10/15/30		1,500	1,513,190
Series 2017-12A, Class D, 7.76%, 10/15/30		1,500	1,474,863
Betony CLO Ltd., Series 2015-1A, Class CR, 4.21%, 04/15/27(a)(b)		1,000	1,001,189

Security		Par (000)	Value
Asset-Backed Securities (continued)
Benefit Street Partners CLO XII Ltd.(a)(b) (continued)
Birchwood Park CLO Ltd., Series 2014-1A, Class D1, 4.81%, 07/15/26(a)(b)	USD	1,500	$1,507,536
BlueMountain CLO Ltd.(a)(b):
Series 2012-2A, Class AR, 2.74%, 11/20/28		11,500	11,600,017
Series 2013-1A, Class A1R, 2.76%, 01/20/29		1,350	1,362,581
Series 2013-4A, Class DR, 4.51%, 04/15/25		1,000	1,000,547
Series 2014-1A, Class A1R, 2.64%, 04/30/26		3,250	3,265,418
Series 2014-4A, Class A1R, 2.67%, 11/30/26		7,500	7,549,434
Series 2016-2A, Class D, 8.32%, 08/20/28		1,000	1,017,909
BlueMountain EUR CLO DAC, Series 2016-1X, Class E, 6.60%, 04/25/30(a)	EUR	450	525,451
BlueMountain Fuji EUR CLO II DAC, Series 2017-2X, Class E, 5.45%, 07/15/30(a)		213	240,473
Bowman Park CLO Ltd.(a)(b):
Series 2014-1A, Class AR, 2.49%, 11/23/25	USD	3,500	3,517,399
Series 2014-1A, Class D2R, 4.66%, 11/23/25		500	500,845
Bsprt Issuer Ltd., Series 2017-FL1, Class A, 2.67%, 06/15/27(a)(b)(c)		1,400	1,403,360
Burnham Park CLO Ltd.(a)(b):
Series 2016-1A, Class A, 2.79%, 10/20/29		12,000	12,105,097
Series 2016-1A, Class D, 5.21%, 10/20/29		1,000	1,014,741
Cabela’s Credit Card Master Note Trust, Series 2015-1A, Class A1, 2.26%, 03/15/23		1,400	1,406,927
Cadogan Square CLO VII BV, Series 7X, Class E, 6.00%, 05/25/29(a)	EUR	200	236,151
Cairn CLO VII BV, Series 2016-7X, Class E, 6.35%, 01/31/30(a)		400	477,854
Canyon Capital CLO Ltd.(a)(b):
Series 2006-1A, Class A1, 1.57%, 12/15/20	USD	4,949	4,932,223
Series 2016-1A, Class C, 4.91%, 04/15/28		2,750	2,775,254
Series 2016-1A, Class E, 8.86%, 04/15/28		1,000	1,000,972
Series 2016-2A, Class E, 8.11%, 10/15/28		1,000	1,008,329
Capital One Multi-Asset Execution Trust:
Series 2016-A3, Class A3, 1.34%, 04/15/22		6,200	6,151,934
Series 2016-A6, Class A6, 1.82%, 09/15/22		5,178	5,168,752
Series 2017-A1, Class A1, 2.00%, 01/17/23		2,655	2,659,489
Carlyle Global Market Strategies CLO Ltd.(a)(b):
Series 2012-3A, Class BR, 3.86%, 10/14/28		2,000	2,006,718
Series 2012-4A, Class BR, 3.26%, 01/20/29		7,250	7,297,687
Series 2012-4A, Class C1R, 3.96%, 01/20/29		1,500	1,509,700
Series 2013-1A, Class CR, 4.66%, 08/14/30		1,500	1,523,600
Series 2013-2A, Class D, 5.10%, 04/18/25		2,250	2,254,689
Series 2013-3A, Class C, 4.76%, 07/15/25		1,000	1,000,221
Series 2014-3A, Class A1AR, 2.52%, 07/27/26		1,100	1,106,049
Series 2015-1A, Class CR, 3.36%, 04/20/27		250	250,520
Series 2015-1A, Class E1, 6.66%, 04/20/27		1,000	1,007,359
Series 2015-2A, Class A1, 2.84%, 04/27/27		6,000	6,004,514
Series 2015-4A, Class D, 7.46%, 10/20/27		1,000	1,020,308
Series 2016-1A, Class C, 6.26%, 04/20/27		1,250	1,268,027
Series 2016-1A, Class D, 8.96%, 04/20/27		1,000	1,019,781
Carlyle Global Market Strategies Euro CLO DAC(a):
Series 2015-3X, Class D, 5.55%, 01/15/29	EUR	110	129,220
Series 2016-1X, Class D, 6.50%, 05/17/29		400	476,264
CarMax Auto Owner Trust:
Series 2015-2, Class A4, 1.80%, 03/15/21	USD	1,800	1,800,111
Series 2015-3, Class A4, 1.98%, 02/16/21		2,000	2,001,502
Carrington Mortgage Loan Trust(a):
Series 2006-FRE1, Class A4, 1.49%, 04/25/36		2,876	2,282,947
Series 2006-NC2, Class A3, 1.39%, 06/25/36		6,121	6,052,660
Series 2006-NC5, Class A3, 1.39%, 01/25/37		4,000	2,884,594
Series 2007-HE1, Class A2, 1.39%, 06/25/37		5,160	5,121,855

2

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Asset-Backed Securities (continued)
Carrington Mortgage Loan Trust(a) (continued)
Catskill Park CLO Ltd., Series 2017-1A, Class C, 5.06%, 04/20/29(a)(b)	USD	1,000	$1,017,270
CBAM Ltd., Series 2017-3A, Class A, 2.60%, 10/17/29(a)(b)		10,000	10,064,344
C-BASS Mortgage Loan Trust, Series 2007-CB3, Class A1, 3.85%, 03/25/37(e)		7,811	4,331,367
C-BASS Trust, Series 2006-CB6, Class A23, 1.39%, 07/25/36(a)		9,396	9,139,417
Cedar Funding IV CLO Ltd.(a)(b):
Series 2014-4A, Class AR, 2.59%, 07/23/30		8,375	8,469,414
Series 2014-4A, Class DR, 5.01%, 07/23/30		2,000	2,044,156
Cedar Funding V CLO Ltd., Series 2016-5A, Class C, 4.45%, 07/17/28(a)(b)		2,000	2,006,656
Cedar Funding VI CLO Ltd., Series 2016-6A, Class B, 3.24%, 10/20/28(a)(b)		1,750	1,760,202
Cedar Funding VIII CLO Ltd.(a)(b):
Series 2017-8A, Class A1, 2.62%, 10/17/30		7,500	7,527,475
Series 2017-8A, Class E, 7.72%, 10/17/30		1,000	985,094
Cent CLO 19 Ltd., Series 2013-19A, Class A1A, 2.71%, 10/29/25(a)(b)		2,250	2,255,417
Cent CLO 24 Ltd., Series 2015-24A, Class D2, 8.14%, 10/15/26(a)(b)		1,000	1,014,275
Chase Issuance Trust:
Series 2012-A4, Class A4, 1.58%, 08/16/21		3,412	3,394,907
Series 2015-A4, Class A4, 1.84%, 04/15/22		2,770	2,763,611
Series 2016-A2, Class A, 1.37%, 06/15/21		6,980	6,931,440
Series 2016-A4, Class A4, 1.49%, 07/15/22		6,000	5,918,898
Series 2016-A5, Class A5, 1.27%, 07/15/21		4,325	4,294,968
Chesapeake Funding II LLC(b):
Series 2016-1A, Class A1, 2.11%, 03/15/28		2,962	2,968,446
Series 2016-2A, Class A1, 1.88%, 06/15/28		3,221	3,221,559
Series 2017-3A, Class A1, 1.91%, 08/15/29		1,670	1,665,964
CIFC Funding 2013-II Ltd., Series 2013-2A, Class A1LR, 2.65%, 10/18/30(a)(b)		5,000	5,003,262
CIFC Funding 2014-II Ltd., Series 2014-2A, Class A3LR, 3.57%, 05/24/26(a)(b)		1,000	1,001,222
CIFC Funding 2014-IV Ltd., Series 2014-4A, Class A1R, 2.73%, 10/17/26(a)(b)		3,500	3,515,048
CIFC Funding 2014-V Ltd.(a)(b):
Series 2014-5A, Class CR, 4.05%, 01/17/27		1,000	1,004,902
Series 2014-V, 2.75%, 01/17/27		16,250	16,339,557
CIFC Funding 2015-II Ltd., Series 2015-2A, Class A, 2.81%, 04/15/27(a)(b)		2,750	2,755,922
CIFC Funding 2015-III Ltd., Series 2015-3A, Class E, 7.41%, 10/19/27(a)(b)		2,000	2,041,060
CIFC Funding 2015-IV Ltd., Series 2015-4A, Class C1, 5.16%, 10/20/27(a)(b)		1,100	1,115,642
CIFC Funding 2015-V Ltd., Series 2015-5A, Class D, 7.67%, 10/25/27(a)(b)		1,000	1,002,234
CIFC Funding 2016-I Ltd.(a)(b):
Series 2016-1A, Class A, 2.84%, 10/21/28		1,750	1,754,898
Series 2016-1A, Class E, 8.11%, 10/21/28		1,000	1,027,459
CIFC Funding Ltd.(a)(b):
Series 2013-2A, Class B2LR, 7.87%, 10/26/29		1,500	1,501,786
Series 2014-3A, Class B1R, 2.86%, 07/22/26		1,000	1,004,007
Series 2014-3A, Class DR, 4.51%, 07/22/26		1,000	1,000,591
Citibank Credit Card Issuance Trust:
Series 2014-A1, Class A1, 2.88%, 01/23/23		5,500	5,642,683
Series 2014-A6, Class A6, 2.15%, 07/15/21		3,218	3,235,350
Series 2017-A3, Class A3, 1.92%, 04/07/22		12,995	12,975,995
Series 2017-A7, Class A7, 1.60%, 08/08/24(a)		4,000	4,017,548

Security	Par (000)		Value
Asset-Backed Securities (continued)
Clear Creek CLO Ltd.(a)(b):
Series 2015-1A, Class AR, 2.56%, 10/20/30	USD	7,000	$6,995,089
Series 2015-1A, Class BR, 2.96%, 10/20/30		2,000	1,998,519
CNH Equipment Trust:
Series 2016-B, Class A3, 1.63%, 08/15/21		2,050	2,045,451
Series 2016-C, Class A3, 1.44%, 12/15/21		4,450	4,421,386
Cole Park CLO Ltd., Series 2015-1A, Class E, 7.46%, 10/20/28(a)(b)		1,000	1,020,835
Colony American Homes(a)(b):
Series 2015-1A, Class D, 3.39%, 07/17/32		3,675	3,681,411
Series 2015-1A, Class E, 4.24%, 07/17/32		12,772	12,928,793
Colony Starwood Homes Trust(a)(b):
Series 2016-1A, Class D, 4.34%, 07/17/33		14,540	14,915,797
Series 2016-1A, Class E, 5.39%, 07/17/33		20,520	21,183,518
Series 2016-2A, Class D, 3.59%, 12/17/33		11,450	11,596,404
Series 2016-2A, Class E, 4.59%, 12/17/33		13,195	13,580,790
Conseco Finance Corp.:
Series 1996-5, Class M1, 8.05%, 07/15/27(a)		1,643	1,645,932
Series 1997-7, Class M1, 7.03%, 07/15/28(a)		5,515	5,482,675
Series 1998-8, Class A1, 6.28%, 09/01/30		9,756	10,215,165
Conseco Finance Securitizations Corp., Series 2001-4, Class M1, 2.99%, 09/01/33(a)		10,530	9,836,805
Credit Acceptance Auto Loan Trust(b):
Series 2016-2A, Class A, 2.42%, 11/15/23		4,300	4,316,017
Series 2016-3A, Class A, 2.15%, 04/15/24		7,480	7,454,662
Credit-Based Asset Servicing & Securitization LLC(a)(b):
Series 2007-CB6, Class A4, 1.58%, 07/25/37		2,272	1,536,900
Series 2007-RP1, Class A, 1.55%, 05/25/46		7,673	6,722,695
Cumberland Park CLO Ltd., Series 2015-2A, Class E, 6.36%, 07/20/26(a)(b)		1,833	1,827,961
CVC Cordatus Loan Fund VIII DAC(a):
Series 8X, Class E, 5.70%, 04/23/30	EUR	300	357,351
Series 8X, Class F, 7.65%, 04/23/30		154	176,505
CWHEQ Revolving Home Equity Loan Trust, Series 2006-G, Class 2A, 1.39%, 10/15/36(a)	USD	1,720	1,554,021
Dewolf Park CLO Ltd., Series 2017-1A, Class A, 2.46%, 10/15/30(a)(b)		3,000	3,004,492
Discover Card Execution Note Trust:
Series 2012-A6, Class A6, 1.67%, 01/18/22		6,400	6,382,838
Series 2014-A4, Class A4, 2.12%, 12/15/21		5,000	5,022,731
Series 2015-A2, Class A, 1.90%, 10/17/22		6,240	6,228,645
Series 2016-A4, Class A4, 1.39%, 03/15/22		7,980	7,907,957
Series 2017-A5, Class A5, 1.84%, 12/15/26(a)		2,265	2,287,939
Series 2017-A6, Class A6, 1.88%, 02/15/23		9,400	9,366,137
Drive Auto Receivables Trust, Series 2017-2, Class A3, 1.82%, 06/15/20		5,630	5,630,546
Dryden 31 Senior Loan Fund, Series 2014-31A, Class AR, 2.43%, 04/18/26(a)(b)		6,500	6,521,882
Dryden 34 Senior Loan Fund(a)(b):
Series 2014-34A, Class AR, 2.52%, 10/15/26		1,650	1,658,119
Series 2014-34A, Class DR, 4.76%, 10/15/26		1,000	1,005,258
Dryden 41 Senior Loan Fund(a)(b):
Series 2015-41A, Class A, 2.86%, 01/15/28		4,000	4,021,766
Series 2015-41A, Class E, 7.01%, 01/15/28		1,000	1,008,022
Dryden 43 Senior Loan Fund, Series 2016-43A, Class E, 8.61%, 07/20/29(a)(b)		1,000	1,017,783
Dryden 49 Senior Loan Fund, Series 2017-49A, Class D, 5.00%, 07/18/30(a)(b)		1,000	1,019,241
Dryden 50 Senior Loan Fund(a)(b):
Series 2017-50A, Class A1, 2.48%, 07/15/30		6,000	6,038,440
Series 2017-50A, Class C, 3.51%, 07/15/30		1,500	1,500,397
Series 2017-50A, Class SUB, 0.00%, 07/15/30(d)		4,000	3,780,000

3

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Asset-Backed Securities (continued)
Dryden 50 Senior Loan Fund(a)(b) (continued)
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class A, 2.46%, 07/15/25(a)(b)	USD	1,565	$1,569,705
Elevation CLO Ltd., Series 2013-1A, Class CR, 6.00%, 11/15/28(a)(b)		1,200	1,223,093
Enterprise Fleet Financing LLC(b):
Series 2016-2, Class A2, 1.74%, 02/22/22		2,512	2,510,373
Series 2016-2, Class A3, 2.04%, 02/22/22		1,480	1,480,798
Series 2017-1, Class A2, 2.13%, 07/20/22		1,030	1,032,431
Series 2017-1, Class A3, 2.60%, 07/20/22		650	656,726
Series 2017-3, Class A3, 2.36%, 05/20/23		1,380	1,379,683
Euro-Galaxy V CLO BV, Series 2016-5X, Class E, 6.30%, 11/10/30(a)	EUR	300	358,782
First Franklin Mortgage Loan Trust(a):
Series 2006-FF17, Class A5, 1.39%, 12/25/36	USD	5,135	4,252,576
Series 2006-FF5, Class 2A3, 1.40%, 04/25/36		4,676	4,416,085
Series 2006-FFH1, Class M1, 1.61%, 01/25/36		10,000	9,744,702
Ford Credit Auto Owner Trust:
Series 2016-B, Class A4, 1.52%, 08/15/21		7,207	7,156,733
Series 2016-C, Class A4, 1.40%, 02/15/22		2,940	2,898,718
Series 2017-A, Class A3, 1.67%, 06/15/21		2,200	2,193,809
Ford Credit Floorplan Master Owner Trust A:
Series 2013-2, Class A, 2.09%, 03/15/22(b)		5,900	5,903,065
Series 2016-5, Class A1, 1.95%, 11/15/21		2,200	2,199,575
Series 2017-1, Class A1, 2.07%, 05/15/22		6,000	5,999,323
Galaxy XIV CLO Ltd., Series 2012-14A, Class DR, 5.61%, 11/15/26(a)(b)		4,365	4,404,465
Galaxy XIX CLO Ltd., Series 2015-19A, Class A1R, 2.58%, 07/24/30(a)(b)		22,078	22,216,257
Galaxy XV CLO Ltd., Series 2013-15A, Class AR, 2.56%, 10/15/30(a)(b)		2,500	2,503,157
Galaxy XVII CLO Ltd., Series 2014-17A, Class AR, 2.76%, 07/15/26(a)(b)		6,500	6,518,546
GMACM Home Equity Loan Trust(a):
Series 2006-HE4, Class A1, 1.42%, 12/25/36		9,013	8,710,032
Series 2006-HE4, Class A2, 1.42%, 12/25/36		1,745	1,686,707
GoldenTree Loan Management US CLO 1 Ltd.(a)(b):
Series 2017-1A, Class C, 3.56%, 04/20/29		2,000	2,001,216
Series 2017-1A, Class D, 4.71%, 04/20/29		750	753,008
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class AR, 2.75%, 10/29/26(a)(b)		14,750	14,847,377
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class D, 4.67%, 04/25/25(a)(b)		1,500	1,503,704
GoldenTree Loan Opportunities VIII Ltd.(a)(b):
Series 2014-8A, Class AR, 2.57%, 04/19/26		2,000	2,005,152
Series 2014-8A, Class DR, 4.71%, 04/19/26		500	500,261
GoldenTree Loan Opportunities XI Ltd., Series 2015-11A, Class E, 6.85%, 04/18/27(a)(b)		875	878,362
GoldenTree Loan Opportunities XII Ltd., Series 2016-12X, Class A2, 3.51%, 04/21/27(a)		7,750	7,822,140
Greenpoint Manufactured Housing(a):
Series 1999-1, Class A5, 6.77%, 08/15/29		7,808	7,672,127
Series 2000-1, Class A4, 8.14%, 03/20/30		8,947	9,389,292
Greystone Commercial Real Estate Notes 2017-FL1 Ltd., Series 2017-FL1A, Class A, 2.79%, 03/15/27(a)(b)(c)		2,400	2,400,000
Greywolf CLO V Ltd., Series 2015-1A, Class C, 5.17%, 04/25/27(a)(b)		1,000	1,002,288
Grippen Park CLO Ltd.(a)(b):
Series 2017-1A, Class A, 2.62%, 01/20/30		2,000	2,018,947
Series 2017-1A, Class C, 3.66%, 01/20/30		1,000	1,001,079
GSAA Home Equity Trust, Series 2006-18, Class AF6, 5.68%, 11/25/36(e)		4,634	2,291,822

Security	Par (000)		Value
Asset-Backed Securities (continued)
Grippen Park CLO Ltd.(a)(b) (continued)
GSAMP Trust, Series 2006-HE6, Class A4, 1.48%, 08/25/36(a)	USD	2,522	$2,139,741
Harvest CLO XVI DAC, Series 16X, Class E, 6.40%, 10/15/29(a)	EUR	235	276,430
Highbridge Loan Management Ltd.(a)(b):
Series 4A-2014, Class B, 4.38%, 07/28/25	USD	1,250	1,251,287
Series 5A-2015, Class C2R, 3.48%, 01/29/26		500	501,308
Series 5A-2015, Class D1R, 4.68%, 01/29/26		1,250	1,250,839
Series 5A-2015, Class D2R, 4.68%, 01/29/26		500	500,336
Series 6A-2015, Class C, 4.38%, 05/05/27		1,100	1,100,981
Series 7A-2015, Class E, 7.07%, 11/15/26		500	499,155
Series 8A-2016, Class D, 6.21%, 04/20/27		1,000	1,017,683
Series 8A-2016, Class E, 9.26%, 04/20/27		1,000	1,022,350
Honda Auto Receivables Owner Trust:
Series 2015-2, Class A4, 1.47%, 08/23/21		2,760	2,757,406
Series 2016-4, Class A4, 1.36%, 01/18/23		2,760	2,725,752
Series 2017-1, Class A4, 2.05%, 06/21/23		6,180	6,188,160
HPS Loan Management Ltd., Series 9A-2016, Class D2, 7.81%, 07/19/27(a)(b)		1,300	1,307,223
Hyundai Floorplan Master Owner Trust, Series 2016-1A, Class A2, 1.81%, 03/15/21(b)		420	419,641
Invitation Homes Trust(a)(b):
Series 2014-SFR2, Class D, 3.99%, 09/17/31		1,960	1,967,053
Series 2014-SFR2, Class E, 4.65%, 09/17/31		1,500	1,513,904
Series 2014-SFR3, Class D, 4.24%, 12/17/31		525	526,630
Series 2014-SFR3, Class E, 5.74%, 12/17/31		2,646	2,661,269
Series 2015-SFR1, Class D, 4.24%, 03/17/32		2,230	2,239,724
Series 2015-SFR3, Class D, 3.99%, 08/17/32		25,825	25,994,020
Series 2015-SFR3, Class E, 4.99%, 08/17/32		6,777	6,912,601
JP Morgan Mortgage Acquisition Trust(e):
Series 2006-WF1, Class A3A, 5.83%, 07/25/36		4,005	2,212,897
Series 2006-WF1, Class A5, 6.41%, 07/25/36		5,028	2,775,760
LCM XV LP, Series 15A, Class CR, 3.59%, 07/20/30(a)(b)		1,500	1,512,364
LCM XVII LP, Series 17A, Class D, 4.86%, 10/15/26(a)(b)		1,000	1,004,180
LCM XVIII LP, Series 18A, Class C1, 4.51%, 04/20/27(a)(b)		1,500	1,500,322
LCM XXI LP(a)(b):
Series 21A, Class A, 2.91%, 04/20/28		20,000	20,116,086
Series 21A, Class D, 6.46%, 04/20/28		2,000	2,031,442
Series 21A, Class E, 9.01%, 04/20/28		1,500	1,524,329
Lime Street CLO Ltd., Series 2007-1A, Class B, 1.87%, 06/20/21(a)(b)		4,000	3,991,420
Long Beach Mortgage Loan Trust(a):
Series 2005-3, Class 1A, 1.76%, 08/25/45		3,300	3,141,632
Series 2006-1, Class 1A, 1.46%, 02/25/36		16,865	15,336,073
Series 2006-10, Class 2A3, 1.40%, 11/25/36		5,458	2,741,205
Series 2006-10, Class 2A4, 1.46%, 11/25/36		5,236	2,653,369
Series 2006-2, Class 2A3, 1.43%, 03/25/46		18,158	9,333,102
Series 2006-4, Class 1A, 1.39%, 05/25/36		37,156	26,187,800
Madison Park Funding X Ltd.(a)(b):
Series 2012-10A, Class AR, 2.81%, 01/20/29		12,500	12,638,998
Series 2012-10A, Class DR, 5.56%, 01/20/29		2,370	2,421,391
Series 2012-10A, Class ER, 8.98%, 01/20/29		1,000	1,044,506
Madison Park Funding XII Ltd., Series 2014-12A, Class AR, 2.62%, 07/20/26(a)(b)		750	754,513
Madison Park Funding XIV Ltd., Series 2014-14A, Class A1R, 2.48%, 07/20/26(a)(b)		3,000	3,011,049
Madison Park Funding XIX Ltd., Series 2015-19A, Class D, 7.81%, 01/22/28(a)(b)		1,000	1,014,770
Madison Park Funding XV Ltd., Series 2014-15A, Class B1R, 3.57%, 01/27/26(a)(b)		1,450	1,452,481

4

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Asset-Backed Securities (continued)
Madison Park Funding X Ltd.(a)(b) (continued)
Madison Park Funding XVI Ltd., Series 2015-16A, Class D, 6.86%, 04/20/26(a)(b)	USD	500	$501,138
Madison Park Funding XVIII Ltd., Series 2015-18A, Class A1R, 2.55%, 10/21/30(a)(b)		7,500	7,509,459
Madison Park Funding XXVI Ltd., Series 2017-26A, Class AR, 2.52%, 07/29/30(a)(b)		3,500	3,506,081
Mastr Asset-Backed Securities Trust, Series 2006-AM2, Class A4, 1.50%, 06/25/36(a)(b)		3,831	3,078,594
Mercedes-Benz Auto Receivables Trust, Series 2016-1, Class A4, 1.46%, 12/15/22		4,500	4,444,179
Mercedes-Benz Master Owner Trust, Series 2016-BA, Class A, 1.94%, 05/17/21(a)(b)		4,213	4,243,433
Merrill Lynch Mortgage Investors Trust, Series 2006-HE1, Class M1, 1.63%, 12/25/36(a)		1,500	1,492,162
Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 2.50%, 04/25/57(a)(b)		2,645	2,640,024
Mill Creek II CLO Ltd.(a)(b):
Series 2016-1A, Class C, 4.71%, 04/20/28		1,000	1,007,307
Series 2016-1A, Class D, 6.21%, 04/20/28		1,000	1,012,957
Series 2016-1A, Class E, 9.11%, 04/20/28		1,000	1,003,751
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class AFPT, 1.31%, 11/25/36(a)		9,141	4,691,514
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A3, 5.92%, 09/25/46(e)		806	397,809
MP CLO III Ltd.(a)(b)(c):
Series 2013-1A, Class AR, 2.61%, 10/20/30		8,250	8,250,000
Series 2013-1A, Class CR, 3.36%, 10/20/30		1,000	1,000,000
MP CLO VI Ltd.(a)(b):
Series 2014-2A, Class AR, 2.56%, 01/15/27		6,000	6,025,802
Series 2014-2A, Class DR, 4.86%, 01/15/27		1,250	1,266,308
MP CLO VII Ltd., Series 2015-1A, Class A1, 2.84%, 04/18/27(a)(b)		2,400	2,399,171
MP CLO VIII Ltd., Series 2015-2A, Class A1, 2.88%, 10/28/27(a)(b)		12,500	12,498,995
Navient Private Education Loan Trust, Series 2015-AA, Class A2B, 2.44%, 12/15/28(a)(b)		1,723	1,747,516
Neuberger Berman CLO XIV Ltd., Series 2013-14A, Class ER, 7.83%, 01/28/30(a)(b)		1,000	980,863
Neuberger Berman CLO XIX Ltd., Series 2015-19A, Class A1R, 2.41%, 07/15/27(a)(b)		12,500	12,505,226
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class DR, 5.01%, 04/22/29(a)(b)		750	766,684
Neuberger Berman CLO XVIII Ltd.(a)(b):
Series 2014-18A, Class BR, 3.86%, 11/14/27		1,500	1,508,408
Series 2014-18A, Class CR, 5.56%, 11/14/27		1,250	1,282,504
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class E, 7.81%, 01/15/28(a)(b)		1,750	1,750,445
Neuberger Berman CLO XXI Ltd., Series 2016-21A, Class E, 8.36%, 04/20/27(a)(b)		1,000	1,023,328
Neuberger Berman CLO XXII Ltd.(a)(b):
Series 2016-22A, Class D, 5.20%, 10/17/27		3,000	3,039,249
Series 2016-22A, Class E, 8.10%, 10/17/27		2,000	2,023,937
Neuberger Berman CLO XXIII Ltd., Series 2016-23A, Class E, 7.93%, 10/17/27(a)(b)		1,750	1,773,307
Neuberger Berman Loan Advisers CLO 26(a)(b)(c):
Series 2017-26A, Class A, 2.56%, 10/18/30		6,000	6,000,000
Series 2017-26A, Class B, 2.89%, 10/18/30		1,500	1,500,000
Nissan Auto Receivables Owner Trust:
Series 2016-C, Class A4, 1.38%, 01/17/23		6,648	6,551,680
Series 2017-A, Class A4, 2.11%, 05/15/23		5,125	5,115,261
Nissan Master Owner Trust Receivables, Series 2016-A, Class A2, 1.54%, 06/15/21		2,930	2,911,816

Security	Par (000)		Value
Asset-Backed Securities (continued)
Nissan Auto Receivables Owner Trust (continued)
Oak Hill Credit Partners X Ltd., Series 2014-10A, Class AR, 2.49%, 07/20/26(a)(b)	USD	8,000	$8,030,809
Oak Hill Credit Partners XII Ltd., Series 2015-12A, Class C2, 4.61%, 01/23/27(a)(b)		1,850	1,858,260
Oaktree CLO Ltd., Series 2014-2A, Class A1AR, 2.58%, 10/20/26(a)(b)		1,000	1,003,826
Oaktree EIF II Series B1 Ltd., Series 2015-B1A, Class B, 3.62%, 02/15/26(a)(b)		2,550	2,555,133
Oakwood Mortgage Investors, Inc.:
Series 1998-D, Class M1, 7.42%, 01/15/29(b)		1,263	1,285,620
Series 1999-C, Class A2, 7.48%, 08/15/27		6,321	6,141,515
Series 2001-D, Class A3, 5.90%, 09/15/22(a)		555	464,350
Series 2002-B, Class A4, 7.09%, 06/15/32(a)		113	122,694
OCP CLO Ltd.(a)(b):
Series 2012-2A, Class A1R, 2.71%, 11/22/25		4,500	4,542,216
Series 2012-2A, Class DR, 5.78%, 11/22/25		1,000	1,017,508
Series 2015-8A, Class CR, 4.15%, 04/17/27(c)		1,000	1,000,000
Series 2016-12A, Class A1, 2.92%, 10/18/28		4,250	4,298,889
OCP Euro DAC, Series 2017-1X, Class E, 5.35%, 06/18/30(a)	EUR	400	461,386
Octagon Investment Partners 26 Ltd.(a)(b):
Series 2016-1A, Class C, 4.71%, 04/15/27	USD	2,250	2,268,695
Series 2016-1A, Class D, 6.31%, 04/15/27		1,250	1,265,667
Series 2016-1A, Class E, 9.21%, 04/15/27		875	892,196
Octagon Investment Partners 27 Ltd., Series 2016-1A, Class E, 8.46%, 07/15/27(a)(b)		1,250	1,270,586
Octagon Investment Partners 32 Ltd., Series 2017-1A, Class C, 3.57%, 07/15/29(a)(b)		1,000	1,000,215
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1R, 2.37%, 10/25/25(a)(b)		2,000	2,003,952
OHA Credit Partners VIII Ltd., Series 2013-8A, Class A, 2.48%, 04/20/25(a)(b)		1,319	1,322,625
OHA Credit Partners XIV Ltd., Series 2017-14A, Class B, 01/21/30(a)(b)		1,000	1,000,000
OHA Loan Funding LLC, Series 2014-1A, Class A1R, 2.51%, 10/20/26(a)(b)		2,500	2,510,058
OHA Loan Funding Ltd., Series 2015-1A, Class AR, 2.72%, 08/15/29(a)(b)		1,000	1,009,779
OneMain Financial Issuance Trust, Series 2014-2A, Class A, 2.47%, 09/18/24(b)		377	377,477
OZLM Funding IV Ltd., Series 2013-4A, Class BR, 3.56%, 10/22/30(a)(b)		1,500	1,500,460
OZLM XI Ltd.(a)(b):
Series 2015-11A, Class A1R, 2.63%, 10/30/30		8,750	8,813,803
Series 2015-11A, Class CR, 4.98%, 10/30/30		1,100	1,126,398
OZLM XII Ltd.(a)(b):
Series 2015-12A, Class A1, 2.83%, 04/30/27		2,750	2,769,457
Series 2015-12A, Class A2, 3.38%, 04/30/27		2,500	2,501,444
OZLM XIII Ltd., Series 2015-13A, Class C, 5.88%, 07/30/27(a)(b)		1,000	1,024,165
OZLM XIV Ltd., Series 2015-14A, Class C, 5.71%, 01/15/29(a)(b)		950	957,202
OZLM XIX Ltd.(a)(b):
Series 2017-19A, Class A1, 2.59%, 11/22/30		10,000	10,000,000
Series 2017-19A, Class C, 4.47%, 11/22/30		1,000	1,000,000
OZLME BV, Series 1X, Class E, 6.45%, 01/18/30(a)	EUR	238	283,850
OZLME II DAC, Series 2X, Class E, 4.90%, 10/15/30(a)		148	167,117
Palmer Square CLO Ltd., Series 2014-1A, Class CR, 5.35%, 01/17/27(a)(b)	USD	500	502,911
PFS Financing Corp., Series 2016-BA, Class A, 1.87%, 10/15/21(b)		830	824,524

5

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities (continued)
OZLM XIX Ltd.(a)(b) (continued)
Pinnacle Park CLO Ltd., Series 2014-1A, Class CR, 4.01%, 04/15/26(a)(b)	USD	1,500	$1,500,820
Progress Residential Trust(b):
Series 2015-SFR3, Class F, 6.64%, 11/12/32		1,625	1,728,702
Series 2016-SFR1, Class E, 5.09%, 09/17/33(a)		4,640	4,791,176
Series 2016-SFR2, Class D, 3.74%, 01/17/34(a)		17,135	17,370,019
Series 2016-SFR2, Class E, 4.79%, 01/17/34(a)		15,575	16,118,917
Race Point IX CLO Ltd., Series 2015-9A, Class A1AR, 2.57%, 10/15/30(a)(b)		8,000	8,014,314
Recette CLO Ltd., Series 2015-1A, Class DR, 4.11%, 10/20/27(a)(b)		1,500	1,500,149
Regatta V Funding Ltd., Series 2014-1A, Class A1AR, 2.53%, 10/25/26(a)(b)		2,500	2,510,945
Santander Drive Auto Receivables Trust:
Series 2014-4, Class D, 3.10%, 11/16/20		2,000	2,025,130
Series 2016-3, Class A3, 1.50%, 08/17/20		2,730	2,727,290
SLM Private Education Loan Trust(b):
Series 2011-B, Class A2, 3.74%, 02/15/29		782	794,880
Series 2012-E, Class A2A, 2.09%, 06/15/45		3,152	3,157,565
Series 2013-A, Class A2A, 1.77%, 05/17/27		417	417,306
Series 2013-B, Class A2A, 1.85%, 06/17/30		761	760,551
Series 2013-B, Class A2B, 2.34%, 06/17/30(a)		1,358	1,370,540
SMB Private Education Loan Trust(b):
Series 2014-A, Class A2A, 3.05%, 05/15/26		3,717	3,772,746
Series 2015-C, Class A2B, 2.64%, 07/15/27(a)		2,226	2,265,117
Series 2016-A, Class A2A, 2.70%, 05/15/31		960	960,713
Series 2016-B, Class A2A, 2.43%, 02/17/32		1,085	1,072,602
Series 2016-C, Class A2A, 2.34%, 09/15/34		4,030	3,933,084
SoFi Professional Loan Program LLC(b):
Series 2015-D, Class A2, 2.72%, 10/27/36		1,400	1,408,108
Series 2016-A, Class A1, 2.99%, 08/25/36(a)		2,366	2,447,147
Series 2016-C, Class A2B, 2.36%, 12/27/32		430	427,204
Series 2016-D, Class A2A, 1.53%, 04/25/33		839	837,674
Series 2016-D, Class A2B, 2.34%, 04/25/33		570	563,841
Sound Point CLO II Ltd., Series 2013-1A, Class A1L, 2.57%, 04/26/25(a)(b)		2,550	2,555,945
Sound Point CLO IV Ltd., Series 2013-3A, Class DR, 4.76%, 01/21/26(a)(b)		1,000	1,000,551
Sound Point CLO Ltd., Series 15-2A, Class DR, 4.01%, 10/20/30(a)		1,000	1,000,100
Sound Point CLO VII Ltd., Series 2014-3A, Class AR, 2.66%, 01/23/27(a)(b)		4,250	4,271,594
Sound Point CLO XII Ltd., Series 2016-2A, Class D, 5.61%, 10/20/28(a)(b)		1,000	1,017,562
Sound Point CLO XV Ltd., Series 2017-1A, Class E, 7.32%, 01/23/29(a)(b)		1,000	984,174
Sprint Spectrum Co. LLC, 3.36%, 09/20/21(b)		3,952	4,009,304
Stanwich Mortgage Loan Co., Series 2016-NPA1, Class NOTE, 3.84%, 10/16/46(a)(b)		17,473	17,421,713
Symphony CLO XII Ltd.(a)(b):
Series 2013-12A, Class AR, 2.39%, 10/15/25		1,000	1,001,551
Series 2013-12A, Class DR, 4.61%, 10/15/25		1,500	1,500,418
Symphony CLO XVI Ltd., Series 2015-16A, Class E, 6.81%, 07/15/28(a)(b)		1,000	988,308
Symphony CLO XVII Ltd., Series 2016-17A, Class D, 6.16%, 04/15/28(a)(b)		750	761,824
Symphony CLO XVIII Ltd., Series 2016-18A, Class D, 5.36%, 01/23/28(a)(b)		1,000	1,022,065
Synchrony Credit Card Master Note Trust:
Series 2016-1, Class A, 2.04%, 03/15/22		5,000	5,013,441
Series 2016-3, Class A, 1.58%, 09/15/22		3,410	3,388,021
TCI-Cent CLO Ltd., Series 2016-1A, Class A2, 3.52%, 12/21/29(a)(b)		4,000	4,036,380

Security		Par (000)	Value
Asset-Backed Securities (continued)
THL Credit Wind River CLO Ltd.(a)(b):
Series 2017-1A, Class A, 2.69%, 04/18/29	USD	1,500	$1,515,806
Series 2017-2A, Class A, 2.54%, 07/20/30		10,000	10,062,794
TICP CLO I Ltd., Series 2015-1A, Class A, 2.86%, 07/20/27(a)(b)		2,750	2,749,600
TICP CLO III Ltd., Series 2014-3A, Class AR, 2.54%, 01/20/27(a)(b)		2,750	2,751,049
Towd Point Mortgage Trust(a)(b):
Series 2016-3, Class A1, 2.25%, 04/25/56		1,641	1,631,002
Series 2016-4, Class A1, 2.25%, 07/25/56		2,957	2,934,359
Toyota Auto Receivables Owner Trust, Series 2017-C, Class A4, 1.98%, 12/15/22		8,585	8,555,408
Treman Park CLO Ltd., Series 2015-1A, Class D, 5.22%, 04/20/27(a)(b)		1,000	1,008,904
Unique Pub Finance Co. plc (The), Series A4, 5.66%, 06/30/27	GBP	897	1,341,829
United Airlines Pass-Through Trust, Series 2014-2, Class A, 3.75%, 09/03/26	USD	859	886,648
US Residential Opportunity Fund II Trust(b)(e):
Series 2016-1II, Class A, 3.47%, 07/27/36		929	924,413
Series 2016-2II, Class A, 3.47%, 08/27/36		2,302	2,294,016
Series 2016-3II, Class A, 3.60%, 10/27/36		736	737,939
US Residential Opportunity Fund III Trust(b)(e):
Series 2016-1III, Class A, 3.47%, 07/27/36		4,605	4,603,441
Series 2016-2III, Class A, 3.47%, 08/27/36		7,062	7,037,132
US Residential Opportunity Fund IV Trust(b)(e):
Series 2016-1IV, Class A, 3.47%, 07/27/36		8,678	8,694,426
Series 2016-2IV, Class NOTE, 3.47%, 08/27/36		2,077	2,070,198
Series 2016-3IV, Class A, 3.60%, 10/27/36		1,576	1,580,095
USAA Auto Owner Trust, Series 2016-1, Class A4, 1.39%, 11/15/21		2,616	2,595,209
Venture XX CLO Ltd.(a)(b):
Series 2015-20A, Class A, 2.85%, 04/15/27		7,775	7,782,474
Series 2015-20A, Class B1, 3.46%, 04/15/27		1,000	1,004,157
Series 2015-20A, Class C, 4.51%, 04/15/27		600	600,545
Venture XXIV CLO Ltd., Series 2016-24A, Class A1P, 2.92%, 10/20/28(a)(b)		3,750	3,796,608
Venture XXVI CLO Ltd., Series 2017-26A, Class D, 5.61%, 01/20/29(a)(b)		1,000	1,020,614
Vibrant CLO III Ltd.(a)(b):
Series 2015-3A, Class A1R, 2.84%, 04/20/26		4,380	4,393,107
Series 2015-3A, Class A2R, 3.41%, 04/20/26		1,000	1,001,328
Vibrant CLO V Ltd., Series 2016-5A, Class C, 4.16%, 01/20/29(a)(b)		1,000	1,003,024
Virgin Australia Pass-Through Trust(b):
Series 2013-1, 5.00%, 10/23/23		761	795,909
Series 2013-1, 7.13%, 10/23/18		457	468,836
Voya CLO Ltd.(a)(b):
Series 2013-2A, Class A1, 2.52%, 04/25/25		3,206	3,218,065
Series 2013-2A, Class C, 4.87%, 04/25/25		1,000	1,004,053
Series 2013-3A, Class A2R, 2.85%, 01/18/26		750	750,061
Series 2014-1A, Class BR, 3.95%, 04/18/26 .		2,000	2,001,189
Series 2014-3A, Class A1, 2.79%, 07/25/26		4,000	4,020,732
Series 2015-1A, Class A2, 3.45%, 04/18/27		5,750	5,757,043
Series 2015-2A, Class D, 4.76%, 07/23/27		1,750	1,751,189
Series 2016-2A, Class D, 8.31%, 07/19/28		1,500	1,537,749
Series 2016-3A, Class C, 5.20%, 10/18/27		1,500	1,521,857
Series 2016-3A, Class D, 8.20%, 10/18/27		1,000	1,021,918
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE1, Class A, 1.38%, 07/25/37(a)(b)		4,686	4,433,228
Washington Mutural Asset-Backed Certificates Trust, Series 2006-HE5, Class 1A, 1.39%, 10/25/36(a)		22,477	18,467,620

6

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Par (000)		Value
Asset-Backed Securities (continued)
Webster Park CLO Ltd.(a)(b):
Series 2015-1A, Class B1, 4.46%, 01/20/27	USD	4,300	$4,304,904
Series 2015-1A, Class C, 5.41%, 01/20/27		4,600	4,647,544
Series 2015-1A, Class D, 7.46%, 01/20/27		2,250	2,276,203
Wellfleet CLO Ltd., Series 2017-1A, Class A1, 2.68%, 04/20/29(a)(b)		2,000	2,011,513
Westcott Park CLO Ltd.(a)(b):
Series 2016-1A, Class D, 5.71%, 07/20/28		500	514,535
Series 2016-1A, Class E, 8.56%, 07/20/28		1,000	1,016,703
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 1.59%, 05/20/25(b)		346	345,479
WVUE, Series 2015-1A, Class A, 4.50%, 09/25/20(b)(c)(e)		4,242	4,243,208
York CLO-1 Ltd.(a)(b):
Series 2014-1A, Class CR, 3.71%, 01/22/27		1,300	1,294,834
Series 2014-1A, Class DR, 4.76%, 01/22/27		2,800	2,801,681
York CLO-2 Ltd., Series 2015-1A, Class E, 7.61%, 10/22/27(a)(b)		1,000	998,096
York CLO-3 Ltd.(a)(b):
Series 2016-1A, Class DR, 4.96%, 10/20/29		2,000	2,033,501
Series 2016-1A, Class ER, 7.76%, 10/20/29		2,750	2,681,911
York CLO-4 Ltd., Series 2016-2A, Class D, 5.46%, 01/20/30(a)(b)		1,750	1,802,809

Total Asset-Backed Securities — 10.3% (Cost: $1,646,136,985)			1,681,493,818

Common Stocks — 18.1%

Aerospace & Defense — 0.1%
Boeing Co. (The)		36,337	9,374,219
United Technologies Corp.		88,558	10,605,706

			19,979,925
Air Freight & Logistics — 0.3%
bpost SA		193,719	5,461,730
Cia de Distribucion Integral Logista Holdings SA		212,896	4,987,596
Deutsche Post AG (Registered)		612,275	28,066,747
Royal Mail plc		213,614	1,062,216
United Parcel Service, Inc., Class B		46,927	5,515,330

			45,093,619
Airlines — 0.1%
Deutsche Lufthansa AG (Registered)		17,477	561,499
InterGlobe Aviation Ltd.(b)		272,146	5,249,474
Qantas Airways Ltd.		487,619	2,301,382

			8,112,355
Auto Components — 0.0%
Delphi Automotive plc		5,278	524,527
Nokian Renkaat OYJ		91,565	4,197,999

			4,722,526
Automobiles — 0.2%
Bayerische Motoren Werke AG		139,304	14,287,065
Daimler AG (Registered)		202,207	16,881,494
Ford Otomotiv Sanayi A/S		5,999	84,752
Nissan Motor Co. Ltd.		239,900	2,333,117

			33,586,428
Banks — 1.0%
ABN AMRO Group NV, CVA(b)		190,234	5,875,257
Bank Negara Indonesia Persero Tbk PT		11,113,900	6,230,111
Bank of China Ltd., Class H		22,445,000	11,217,177
Bank of Nova Scotia (The)		39,609	2,556,885

Security	Shares	Value
Banks (continued)
Canadian Imperial Bank of Commerce	32,769	$2,884,465
China Construction Bank Corp., Class H	5,271,000	4,710,776
Citizens Financial Group, Inc.	127,802	4,857,754
Danske Bank A/S	322,619	12,312,257
DBS Group Holdings Ltd.	380,400	6,352,133
Erste Group Bank AG(f)	205,290	8,812,066
FinecoBank Banca Fineco SpA	881,050	8,240,450
Grupo Financiero Banorte SAB de CV, Class O	1,324,019	7,845,322
IndusInd Bank Ltd.	321,673	8,084,922
Industrial & Commercial Bank of China Ltd., Class H	16,282,000	12,955,024
Itau Unibanco Holding SA, ADR	633,251	8,111,945
Lloyds Banking Group plc	5,474,810	4,962,542
M&T Bank Corp.	47,265	7,882,384
Shinhan Financial Group Co. Ltd.	193,607	8,696,477
Siam Commercial Bank PCL (The), NVDR	1,264,900	5,579,503
Svenska Handelsbanken AB, Class A	555,153	7,956,641
Swedbank AB, Class A(f)	210,841	5,232,603
US Bancorp	150,900	8,205,942
Wells Fargo & Co.	148,654	8,345,436

		167,908,072
Beverages — 0.4%
Anheuser-Busch InBev SA/NV	47,833	5,865,342
Coca-Cola Co. (The)	270,577	12,441,131
Coca-Cola Femsa SAB de CV	13,900	93,963
Diageo plc	735,490	25,116,128
Dr Pepper Snapple Group, Inc.	70,588	6,046,568
Heineken NV	67,940	6,619,591
PepsiCo, Inc.	91,753	10,113,933

		66,296,656
Biotechnology — 0.1%
AbbVie, Inc.	188,257	16,990,194
Actelion Ltd. (Registered)(f)	880	245,904
Amgen, Inc.	1,207	211,491
Gilead Sciences, Inc.	3,852	288,746

		17,736,335
Capital Markets — 0.2%
CME Group, Inc.	61,838	8,482,318
Deutsche Boerse AG	84,846	8,787,073
IG Group Holdings plc	671,340	5,826,869
IGM Financial, Inc.	4,212	148,453
London Stock Exchange Group plc	94,209	4,704,698
TP ICAP plc	382,434	2,765,677

		30,715,088
Chemicals — 0.1%
Air Products & Chemicals, Inc.	32,773	5,224,999
EMS-Chemie Holding AG (Registered)	861	564,448
Givaudan SA (Registered)	4,027	8,993,460
Koninklijke DSM NV	48,407	4,129,974
Solvay SA	2,681	398,285

		19,311,166
Commercial Services & Supplies — 0.2%
Edenred	180,998	5,217,933
Loomis AB, Class B	200,486	8,044,203
SPIE SA	206,364	5,429,731
Waste Management, Inc.	77,753	6,388,964

		25,080,831
Communications Equipment — 0.1%
Cisco Systems, Inc.	511,954	17,483,229

7

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Construction & Engineering — 0.3%
Bouygues SA	443,035	$21,262,886
China Machinery Engineering Corp., Class H	3,998,000	2,451,189
HOCHTIEF AG	36,583	6,462,161
Skanska AB, Class B	271,934	5,963,132
Vinci SA	88,687	8,689,346

		44,828,714
Construction Materials — 0.0%
Anhui Conch Cement Co. Ltd., Class H	1,589,000	6,806,789

Containers & Packaging — 0.2%
Amcor Ltd.	451,905	5,484,548
DS Smith plc	1,152,188	7,968,476
International Paper Co.	217,103	12,433,489
Smurfit Kappa Group plc	4,501	134,230

		26,020,743
Distributors — 0.1%
Genuine Parts Co.	150,433	13,272,703
Jardine Cycle & Carriage Ltd.	206,500	5,971,255

		19,243,958
Diversified Consumer Services — 0.1%
H&R Block, Inc.	433,622	10,727,808
Kroton Educacional SA	1,176,242	6,522,493

		17,250,301
Diversified Telecommunication Services — 0.5%
BCE, Inc.	161,140	7,440,594
Deutsche Telekom AG (Registered)	258,518	4,681,071
Elisa OYJ	113,582	4,573,625
HKT Trust & HKT Ltd.	1,817,000	2,219,603
Koninklijke KPN NV	1,572,336	5,410,209
Nippon Telegraph & Telephone Corp.	92,200	4,457,642
Orange SA	61,598	1,011,913
PCCW Ltd.	1,941,000	1,070,196
Proximus SADP	120,221	3,992,111
Swisscom AG (Registered)	27,560	13,923,991
Telefonica SA	1,461,320	15,322,629
TELUS Corp.	628,079	22,745,408

		86,848,992
Electric Utilities — 0.4%
CLP Holdings Ltd.	255,500	2,600,462
EDP - Energias de Portugal SA	1,926,620	6,870,753
Endesa SA	425,405	9,736,776
Enel SpA	1,261,503	7,823,429
Fortum OYJ	351,018	7,450,164
Inter RAO UES PJSC	64,777,867	3,962,951
OGE Energy Corp.	45,692	1,683,293
PG&E Corp.	17,793	1,027,902
Pinnacle West Capital Corp.	12,514	1,097,603
Red Electrica Corp. SA	343,931	7,615,502
Terna Rete Elettrica Nazionale SpA	1,165,458	7,032,284
Westar Energy, Inc.	87,599	4,684,795

		61,585,914
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., Class A	1,637	142,419
Delta Electronics, Inc.	576,000	2,771,515
Hexagon AB, Class B	134,021	6,871,945
Hon Hai Precision Industry Co. Ltd	1,332,655	4,953,404
TE Connectivity Ltd.	17,888	1,627,271

		16,366,554
Energy Equipment & Services — 0.0%
John Wood Group plc	594,105	5,617,745

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 1.6%
Alexandria Real Estate Equities, Inc.	2,328	$288,579
Assura plc	13,204,382	10,592,589
AvalonBay Communities, Inc.	78,624	14,256,890
Boston Properties, Inc.	74,210	8,992,768
British Land Co. plc (The)	1,204,302	9,615,391
Charter Hall Retail REIT	1,383,374	4,303,258
EPR Properties	245,595	16,990,262
Equity Residential	8,004	538,349
Eurocommercial Properties NV, CVA	217,025	9,037,656
Highwoods Properties, Inc.	118,189	6,033,548
Ichigo Hotel REIT Investment Corp.	3,359	3,358,329
Ichigo Office REIT Investment	6,905	4,469,985
Ingenia Communities Group(f)	3,376,695	6,863,492
Japan Rental Housing Investments, Inc.	10,381	7,175,996
Japan Senior Living Investment Corp.	1,945	2,360,582
Kenedix Retail REIT Corp.	4,579	9,036,524
Klepierre SA	9,014	358,831
Liberty Property Trust	313,154	13,428,044
National Storage REIT	7,964,204	8,999,010
PLA Administradora Industrial S de RL de CV(f)	3,741,629	5,733,908
PRS REIT plc (The)(f)	1,326,459	1,849,910
Ramco-Gershenson Properties Trust	888,309	11,219,343
Retail Properties of America, Inc., Class A	739,593	9,037,826
Sabra Health Care REIT, Inc.	774,826	15,434,534
Scentre Group	3,058,793	9,431,608
Simon Property Group, Inc.	58,853	9,141,637
Spirit Realty Capital, Inc.	1,014,774	8,432,772
Target Healthcare REIT Ltd.	3,685,817	5,739,760
Tritax Big Box REIT plc	4,652,358	9,101,710
Unibail-Rodamco SE	2,923	731,648
Vastned Retail NV	213,132	9,329,867
VEREIT, Inc.	1,115,542	8,801,626
Weingarten Realty Investors	41,374	1,259,838
Westfield Corp.	3,039,188	18,114,339

		260,060,409
Food & Staples Retailing — 0.1%
Distribuidora Internacional de Alimentacion SA	507,049	2,479,972
Jeronimo Martins SGPS SA	87,088	1,582,315
METRO AG(f)	11,510	218,187
SPAR Group Ltd. (The)	220,345	2,592,633
Wal-Mart de Mexico SAB de CV	1,201,600	2,690,035
Wm Morrison Supermarkets plc	118,303	352,272

		9,915,414
Food Products — 0.2%
Conagra Brands, Inc.	11,747	401,277
General Mills, Inc.	93,253	4,841,696
Hershey Co. (The)	5,554	589,724
Marine Harvest ASA(f)	209,168	4,084,512
Nestle SA (Registered)	250,642	21,088,651
Uni-President Enterprises Corp.	31,000	64,772
WH Group Ltd.(b)	282,500	286,280

		31,356,912
Gas Utilities — 0.0%
Gas Natural SDG SA	283,910	6,074,974

Health Care Equipment & Supplies — 0.1%
Ansell Ltd.	298,461	5,493,799
CR Bard, Inc.	658	215,212
Danaher Corp.	70,651	6,518,968
St Shine Optical Co. Ltd.(f)	144,000	3,521,985

		15,749,964

8

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Health Care Providers & Services — 0.1%
AmerisourceBergen Corp.	29,387	$2,261,330
Fresenius Medical Care AG & Co. KGaA	99,034	9,588,669
Quest Diagnostics, Inc.	26,062	2,444,094
Sonic Healthcare Ltd.	375,145	6,265,574

		20,559,667
Hotels, Restaurants & Leisure — 0.2%
Carnival Corp.	70,892	4,706,520
Compass Group plc	18,964	416,342
Darden Restaurants, Inc.	43,078	3,544,027
InterContinental Hotels Group plc	12,521	693,681
Las Vegas Sands Corp.	44,508	2,820,917
McDonald’s Corp.	56,285	9,394,529
Sands China Ltd.	1,007,200	4,751,606
Tabcorp Holdings Ltd.	7,465	25,685
Tatts Group Ltd.	13,303	42,525
Wynn Macau Ltd.	3,880,800	9,963,219

		36,359,051
Household Durables — 0.0%
Arcelik A/S	60,773	332,522
Barratt Developments plc	90,117	783,551
Electrolux AB	59,338	2,097,395
Persimmon plc	32,820	1,221,389
Sekisui House Ltd.	24,300	454,373
Taylor Wimpey plc	296,928	786,883

		5,676,113
Household Products — 0.1%
Church & Dwight Co., Inc.	3,288	148,519
Kimberly-Clark Corp.	29,768	3,349,198
Procter & Gamble Co. (The)	114,450	9,881,613

		13,379,330
Independent Power and Renewable Electricity Producers — 0.1%
Glow Energy PCL, NVDR	30,700	83,173
NTPC Ltd.	4,058,551	11,365,335

		11,448,508
Industrial Conglomerates — 0.1%
3M Co.	30,083	6,924,806

Insurance — 1.3%
Aflac, Inc.	28,348	2,378,114
Allianz SE (Registered)	141,358	33,001,286
AXA SA	577,356	17,429,470
BB Seguridade Participacoes SA	572,377	4,830,902
CNP Assurances	135,651	3,155,585
Direct Line Insurance Group plc	1,046,791	5,166,471
Gjensidige Forsikring ASA	173,431	3,263,752
Hannover Rueck SE	25,128	3,162,132
ING Life Insurance Korea Ltd.(b)	138,935	5,952,497
IRB Brasil Resseguros SA(f)	558,874	5,615,562
Legal & General Group plc	6,026	21,366
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	126,000	28,287,294
Power Financial Corp.	4,182	117,055
Powszechny Zaklad Ubezpieczen SA	784,464	10,124,009
Principal Financial Group, Inc.	13,687	901,289
Prudential Financial, Inc.	63,190	6,979,967
Sampo OYJ, Class A	303,448	15,879,406
Sanlam Ltd.	942,519	4,717,653
SCOR SE	190,898	7,924,832
Swiss Re AG	177,266	16,682,555
Tryg A/S	89,312	2,127,609
UnipolSai Assicurazioni SpA	782,669	1,780,923
Zurich Insurance Group AG	103,489	31,581,228

		211,080,957

Security	Shares	Value
Internet & Direct Marketing Retail — 0.0%
Start Today Co. Ltd.	700	$19,173

Internet Software & Services — 0.1%
Auto Trader Group plc(b)	75,623	343,882
Facebook, Inc., Class A(f)	9,785	1,761,887
Kakaku.com, Inc.	7,000	96,117
NetEase, Inc., ADR	20,121	5,672,512
Rightmove plc	17,849	984,754
Tencent Holdings Ltd.	85,000	3,820,334

		12,679,486
IT Services — 0.1%
Amadeus IT Group SA	47,182	3,201,248
Broadridge Financial Solutions, Inc.	270	23,198
International Business Machines Corp.	53,912	8,305,683
Otsuka Corp.	7,000	477,180
Paychex, Inc.	75,855	4,838,791
Western Union Co. (The)	29,926	594,330

		17,440,430
Leisure Products — 0.0%
Hasbro, Inc.	14,933	1,382,647

Machinery — 0.4%
Atlas Copco AB, Class A	124,216	5,447,054
Illinois Tool Works, Inc.	42,028	6,578,223
Ingersoll-Rand plc	15,489	1,372,325
Kone OYJ, Class B	393,684	21,307,781
Metso OYJ	89,110	3,236,323
PACCAR, Inc.	9,002	645,713
Sandvik AB	108,386	1,978,422
Spirax-Sarco Engineering plc	69,296	5,199,710
Volvo AB, Class B	216,197	4,282,052
Wartsila OYJ Abp	94,472	6,085,528

		56,133,131
Marine — 0.0%
Kuehne + Nagel International AG (Registered)	21,792	3,807,407

Media — 0.2%
Axel Springer SE	38,369	2,583,388
CBS Corp., Class B	10,411	584,265
Eutelsat Communications SA	137,963	3,455,697
Media Nusantara Citra Tbk PT	19,483,651	2,241,069
ProSiebenSat.1 Media SE	185,523	6,534,805
SES SA, FDR	295,148	4,800,286
Sun TV Network Ltd.	578,217	7,649,001
Walt Disney Co. (The)	15,832	1,548,528
WPP plc	106,588	1,884,394

		31,281,433
Metals & Mining — 0.1%
Centamin plc	3,737,805	6,917,764
Ferrexpo plc	1,771,829	5,981,973
KGHM Polska Miedz SA(f)	1,368	46,240
POSCO	32,539	9,484,651

		22,430,628
Multiline Retail — 0.1%
Kohl’s Corp.	53,669	2,241,218
Matahari Department Store Tbk PT	164,600	104,333
Target Corp.	114,528	6,761,733

		9,107,284
Multi-Utilities — 0.1%
Ameren Corp.	12,812	794,216
CMS Energy Corp	38,441	1,859,391
Engie SA	295,518	4,994,837
Innogy SE(b)(f)	109,256	5,081,057
Public Service Enterprise Group, Inc.	69,506	3,419,695

9

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Multi-Utilities (continued)
Suez	297,980	$5,240,433

		21,389,629
Oil, Gas & Consumable Fuels — 4.0%
Andeavor Logistics LP	383,504	17,326,711
Antero Midstream Partners LP(f)	546,943	15,697,264
Bharat Petroleum Corp. Ltd.	871,068	7,288,042
Boardwalk Pipeline Partners LP(f)	624,190	8,751,144
BP Midstream Partners LP(f)	697,914	12,562,452
China Petroleum & Chemical Corp., Class H	1,884,000	1,383,456
CNOOC Ltd.	7,439,000	10,157,162
Delek Logistics Partners LP(f)	178,395	5,476,726
Dominion Energy Midstream Partners LP(f)	406,243	13,020,088
Enagas SA	126,235	3,636,042
Energy Transfer Partners LP(f)	3,908,561	68,048,047
EnLink Midstream Partners LP(f)	503,450	7,707,819
Enterprise Products Partners LP(f)	2,822,118	69,141,891
EQT Midstream Partners LP(f)	374,186	27,338,029
Formosa Petrochemical Corp.	54,000	189,031
Genesis Energy LP(f)	672,319	15,658,310
LUKOIL PJSC, ADR	113,573	6,022,776
Magellan Midstream Partners LP(f)	942,860	64,783,911
MPLX LP(f)	1,734,244	61,149,443
Novatek PJSC, GDR	73,562	8,393,424
OMV AG	25,691	1,541,805
ONEOK, Inc.	569,306	30,896,237
Phillips 66 Partners LP(f)	163,999	8,267,190
Plains All American Pipeline LP(f)	1,989,873	39,737,764
PTT PCL, NVDR	552,400	6,988,814
Repsol SA	11,014	206,396
Santos Ltd.(f)	16,438	56,802
Shell Midstream Partners LP(f)	676,851	17,198,784
Snam SpA	1,798,157	9,181,117
Targa Resources Corp.	259,267	10,759,580
Thai Oil PCL, NVDR	391,500	1,202,077
TOTAL SA	287,024	15,998,183
Valero Energy Partners LP(f)	211,910	9,103,654
Western Gas Partners LP(f)	644,686	30,874,013
Williams Cos., Inc. (The)	181,137	5,162,405
Williams Partners LP(f)	1,175,249	43,531,223

		654,437,812
Paper & Forest Products — 0.1%
Stora Enso OYJ, Class R	436,792	6,826,276
UPM-Kymmene OYJ	476,865	14,321,344

		21,147,620
Personal Products — 0.2%
Hengan International Group Co. Ltd.	20,500	202,158
Unilever plc	483,940	27,426,812

		27,628,970
Pharmaceuticals — 1.1%
AstraZeneca plc	307,217	20,786,598
Galenica AG(b)(f)	84,731	3,936,779
GlaxoSmithKline plc	537,426	9,645,370
Hypermarcas SA	864,533	9,067,382
Johnson & Johnson	217,684	30,347,326
Merck & Co., Inc.	144,028	7,934,502
Novartis AG (Registered)	245,221	20,225,656
Novo Nordisk A/S, Class B	282,225	14,051,658
Pfizer, Inc.	253,810	8,898,579
Recordati SpA	2,543	118,222
Richter Gedeon Nyrt	184,508	4,589,556
Roche Holding AG	66,881	15,458,280
Sanofi	338,637	32,064,403

		177,124,311

Security	Shares	Value
Professional Services — 0.1%
RELX NV	266,256	$6,011,212
SGS SA (Registered)	2,612	6,450,450

		12,461,662
Real Estate Management & Development — 0.4%
Aroundtown SA	1,654,421	11,620,728
Atrium European Real Estate Ltd.(f)	754,216	3,531,765
Entra ASA(b)	382,462	5,267,749
First Capital Realty, Inc.	976,306	15,483,467
Global Logistic Properties Ltd.	2,278,000	5,548,921
Land & Houses PCL, NVDR	15,071,100	4,945,063
LEG Immobilien AG	76,893	7,832,671
Swiss Prime Site AG (Registered)(f)	57,976	4,948,285

		59,178,649
Road & Rail — 0.0%
Canadian National Railway Co.	13,812	1,111,405
Union Pacific Corp.	36,358	4,209,893

		5,321,298
Semiconductors & Semiconductor Equipment — 0.5%
Analog Devices, Inc.	20,144	1,839,147
Maxim Integrated Products, Inc.	35,046	1,841,317
MediaTek, Inc.	834,000	9,490,515
Nanya Technology Corp.	3,063,000	8,326,859
Phison Electronics Corp.	25,000	297,630
Powertech Technology, Inc.	182,000	569,955
Silergy Corp.	281,000	6,069,248
Taiwan Semiconductor Manufacturing Co. Ltd.	2,814,000	22,749,229
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	343,484	14,539,678
Texas Instruments, Inc.	67,618	6,537,984
Tokyo Electron Ltd.	4,000	704,319

		72,965,881
Software — 0.2%
Check Point Software Technologies Ltd.(f)	20,691	2,435,538
Microsoft Corp.	138,945	11,557,445
Oracle Corp.	191,077	9,725,819
Sage Group plc (The)	24,857	246,050
Synopsys, Inc.(f)	67,347	5,826,862

		29,791,714
Specialty Retail — 0.2%
Best Buy Co., Inc.	1,485	83,130
Dick’s Sporting Goods, Inc.	14,855	363,502
Foot Locker, Inc.	1,154	34,712
Home Depot, Inc. (The)	35,048	5,810,257
Industria de Diseno Textil SA	201,361	7,526,488
Lowe’s Cos., Inc.	106,104	8,483,015
Mr Price Group Ltd.	377,441	4,678,055
Nitori Holdings Co. Ltd.	28,900	4,200,076

		31,179,235
Technology Hardware, Storage & Peripherals — 0.1%
Canon, Inc.	56,900	2,137,568
Chicony Electronics Co. Ltd.	347,589	870,576
Lite-On Technology Corp.	654,157	923,788
Pegatron Corp.	124,000	321,315
Primax Electronics Ltd.	3,757,000	9,755,603

		14,008,850
Textiles, Apparel & Luxury Goods — 0.2%
adidas AG	48,531	10,802,190
ANTA Sports Products Ltd.	3,789,000	16,947,677
Hanesbrands, Inc.	4,427	99,607
LVMH Moet Hennessy Louis Vuitton SE	6,305	1,880,551
Ralph Lauren Corp.	10,673	954,486
VF Corp.	1,675	116,664

10

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Shares/ Par (000)	Value
Textiles, Apparel & Luxury Goods (continued)
Yue Yuen Industrial Holdings Ltd.		32,500	$124,491

			30,925,666
Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp. Ltd.		280,312	7,392,615
Indiabulls Housing Finance Ltd.		659,847	12,686,065

			20,078,680
Tobacco — 0.7%
Altria Group, Inc.		481,078	30,894,829
British American Tobacco Malaysia Bhd		17,100	158,337
British American Tobacco plc		654,969	42,317,435
Imperial Brands plc		429,857	17,525,940
Japan Tobacco, Inc.		380,900	12,607,867
Philip Morris International, Inc.		137,143	14,350,643

			117,855,051
Trading Companies & Distributors — 0.0%
Ferguson plc		16,468	1,151,607

Transportation Infrastructure — 0.4%
Atlantia SpA		712,451	23,226,347
DP World Ltd.		297,426	7,060,902
EcoRodovias Infraestrutura e Logistica SA		2,540,947	9,483,986
Grupo Aeroportuario del Pacifico SAB de CV, Class B		486,030	4,621,300
Grupo Aeroportuario del Sureste SAB de CV, ADR		39,493	7,060,953
Jiangsu Expressway Co. Ltd., Class H		4,488,000	6,880,912

			58,334,400
Wireless Telecommunication Services — 0.3%
Advanced Info Service PCL, NVDR		1,450,400	8,489,208
America Movil SAB de CV, ADR, Class L		406,448	6,958,390
China Mobile Ltd.		839,000	8,438,973
Far EasTone Telecommunications Co. Ltd.		3,558,402	8,355,162
Mobile TeleSystems PJSC, ADR		704,793	7,477,854
Rogers Communications, Inc., Class B		300,839	15,609,769
Vodafone Group plc		36,400	104,116

			55,433,472
Total Common Stocks — 18.1% (Cost: $2,649,943,627)			2,933,878,171

Corporate Bonds — 32.3%

Aerospace & Defense — 0.4%
Arconic, Inc.:
5.72%, 02/23/19	USD	299	312,072
6.15%, 08/15/20		1,980	2,154,557
5.40%, 04/15/21		1,000	1,073,440
5.87%, 02/23/22		2,840	3,102,700
5.13%, 10/01/24		4,848	5,203,023
5.90%, 02/01/27		864	963,844
6.75%, 01/15/28		513	605,340
5.95%, 02/01/37		1,521	1,638,877
Boeing Co. (The):
2.80%, 03/01/27		2,000	1,991,029
5.88%, 02/15/40		845	1,111,061
Bombardier, Inc.(b):
4.75%, 04/15/19		450	457,875
7.75%, 03/15/20		750	804,375
8.75%, 12/01/21		3,225	3,587,813
5.75%, 03/15/22		5,970	5,962,537
6.00%, 10/15/22		1,109	1,092,365
6.13%, 01/15/23		2,403	2,399,996

Security		Par (000)	Value
Aerospace & Defense (continued)
Bombardier, Inc. (b) : (continued) 7.50%, 03/15/25	USD	3,672	$3,791,340
General Dynamics Corp., 2.63%, 11/15/27		1,600	1,553,561
KLX, Inc., 5.88%, 12/01/22(b)		4,994	5,224,972
Kratos Defense & Security Solutions, Inc., 7.00%, 05/15/19		178	180,893
Leonardo US Holdings, Inc., 6.25%, 01/15/40(b)		610	692,350
Northrop Grumman Corp., 2.08%, 10/15/20		1,315	1,315,022
Precision Castparts Corp., 4.20%, 06/15/35		400	419,067
Raytheon Co., 4.70%, 12/15/41		645	745,317
TransDigm, Inc.:
5.50%, 10/15/20		500	506,875
6.00%, 07/15/22		4,831	5,012,162
6.50%, 07/15/24		900	929,250
6.50%, 05/15/25		3,453	3,560,906
6.38%, 06/15/26		2,029	2,064,508
Triumph Group, Inc., 7.75%, 08/15/25(b)		60	64,125
United Technologies Corp.:
1.90%, 05/04/20		573	571,358
2.80%, 05/04/24		1,625	1,623,189
4.50%, 06/01/42		500	544,503
4.15%, 05/15/45		750	780,339
3.75%, 11/01/46		2,000	1,950,239

			63,990,880
Air Freight & Logistics — 0.0%
United Parcel Service, Inc., 6.20%, 01/15/38		455	614,839
XPO Logistics, Inc.:
5.75%, 06/15/21	EUR	720	866,453
6.50%, 06/15/22(b)	USD	4,353	4,566,732
6.13%, 09/01/23(b)		665	699,913

			6,747,937
Airlines — 0.1%
American Airlines Group, Inc.(b):
5.50%, 10/01/19		410	426,400
4.63%, 03/01/20		1,042	1,075,865
Avianca Holdings SA:
8.38%, 05/10/20		7,095	7,223,420
Delta Air Lines, Inc.:
2.88%, 03/13/20		873	881,632
3.63%, 03/15/22		520	534,359
Korean Air Lines Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 10.44%), 6.87%, 06/12/47(g)		1,650	1,676,864
Virgin Australia Holdings Ltd., 7.88%, 10/15/21		602	623,070

			12,441,610
Auto Components — 0.2%
Adient Global Holdings Ltd.:
3.50%, 08/15/24	EUR	400	491,916
4.88%, 08/15/26(b)	USD	600	617,250
Allison Transmission, Inc., 5.00%, 10/01/24(b)		655	682,837
American Axle & Manufacturing, Inc.:
6.63%, 10/15/22		500	517,500
6.25%, 04/01/25(b)		490	502,250
6.50%, 04/01/27(b)		350	357,438

11

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Auto Components (continued)
Delphi Jersey Holdings plc, 5.00%, 10/01/25(b)	USD	550	$554,125
Faurecia, 3.63%, 06/15/23	EUR	728	896,910
FTE Verwaltungs GmbH, 9.00%, 07/15/20		355	422,826
Gestamp Funding Luxembourg SA, 3.50%, 05/15/23		200	244,036
Goodyear Dunlop Tires Europe BV, 3.75%, 12/15/23		490	598,421
Goodyear Tire & Rubber Co. (The):
5.13%, 11/15/23	USD	615	633,450
5.00%, 05/31/26		585	599,625
4.88%, 03/15/27		510	518,925
Grupo-Antolin Irausa SA, 3.25%, 04/30/24	EUR	541	653,816
HP Pelzer Holding GmbH, 4.13%, 04/01/24		365	443,240
Icahn Enterprises LP:
4.88%, 03/15/19	USD	13,055	13,120,275
6.00%, 08/01/20		1,500	1,546,875
5.88%, 02/01/22		1,000	1,033,130
6.25%, 02/01/22		1,578	1,649,010
6.75%, 02/01/24		1,355	1,434,606
IHO Verwaltungs GmbH(h):
2.75% (2.75% Cash or 3.50% PIK), 09/15/21	EUR	1,275	1,528,254
4.13% (4.13% Cash or 4.88% PIK), 09/15/21(b)	USD	300	306,000
3.25% (3.25% Cash or 4.00% PIK), 09/15/23	EUR	925	1,130,068
4.50% (4.50% Cash or 5.25% PIK), 09/15/23(b)	USD	300	309,375
3.75% (3.75% Cash or 4.50% PIK), 09/15/26	EUR	375	467,396
4.75% (4.75% Cash or 5.50% PIK), 09/15/26(b)	USD	600	612,000
Tenneco, Inc., 5.00%, 07/15/26		350	359,520
Weichai International Hong Kong Energy Group Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.08%), 3.75%, 09/14/22(g)(i)		2,270	2,269,492
ZF North America Capital, Inc.(b):
4.00%, 04/29/20		800	826,000
4.50%, 04/29/22		650	679,250
4.75%, 04/29/25		1,565	1,643,250

			37,649,066
Automobiles — 0.1%
BMW US Capital LLC, 1.85%, 09/15/21(b)		450	441,182
Daimler Finance North America LLC:
2.25%, 09/03/19(b)		1,450	1,454,764
8.50%, 01/18/31		350	523,025
Fiat Chrysler Automobiles NV:
4.50%, 04/15/20		1,060	1,102,400
5.25%, 04/15/23		1,000	1,062,500
3.75%, 03/29/24	EUR	400	513,163
Fiat Chrysler Finance Europe SA, 4.75%, 07/15/22		357	478,643
Hyundai Capital America(b):
2.40%, 10/30/18	USD	220	220,086
2.55%, 04/03/20		815	812,201
Jaguar Land Rover Automotive plc:
4.13%, 12/15/18(b)		250	255,000
4.25%, 11/15/19(b)		200	206,000
3.50%, 03/15/20(b)		850	856,375
5.63%, 02/01/23(b)		150	154,500
2.20%, 01/15/24	EUR	300	355,570
4.50%, 10/01/27(b)	USD	450	445,509
Nissan Motor Acceptance Corp.(b):
2.00%, 03/08/19		885	884,703
2.15%, 07/13/20		1,000	998,888
Tesla, Inc., 5.30%, 08/15/25(b)		3,208	3,095,720
TML Holdings Pte. Ltd., 5.75%, 05/07/21		423	447,013

			14,307,242

Security		Par (000)	Value
Banks — 8.2%
ABN AMRO Bank NV(g)(i):
(EUR Swap Annual 5 Year + 5.45%), 5.75%, 09/22/20	EUR	5,100	$6,575,894
(EUR Swap Annual 5 Year + 3.90%), 4.75%, 09/22/27		3,000	3,678,014
Allied Irish Banks plc(g):
(EUR Swap Annual 5 Year + 7.34%), 7.38%, 12/03/20(i)		4,990	6,619,100
(EUR Swap Annual 5 Year + 3.95%), 4.12%, 11/26/25		1,580	1,987,315
Australia & New Zealand Banking Group Ltd.:
2.25%, 06/13/19	USD	5,730	5,756,713
2.05%, 09/23/19		2,200	2,206,624
2.55%, 11/23/21		3,000	3,004,948
(USD Swap Rate 5 Year + 5.17%), 6.75%, 06/15/26(b)(g)(i)		10,696	12,288,634
Banco Bilbao Vizcaya Argentaria SA(g)(i):
(EUR Swap Annual 5 Year + 6.16%), 7.00%, 02/19/19	EUR	4,600	5,659,715
(EUR Swap Annual 5 Year + 9.18%), 8.88%, 04/14/21		1,400	1,956,948
Banco BPM SpA:
4.25%, 01/30/19		300	365,728
2.75%, 07/27/20		1,300	1,590,241
Banco Espirito Santo SA(j):
2.63%, 05/08/17		800	265,586
4.75%, 01/15/18		1,500	489,237
4.00%, 01/21/19		5,400	1,761,253
Banco Santander SA(g)(i):
(EUR Swap Annual 5 Year + 5.41%), 6.25%, 03/12/19		4,900	5,978,884
(EUR Swap Annual 5 Year + 6.80%), 6.75%, 04/25/22		2,400	3,193,834
Bank of America Corp.:
2.25%, 04/21/20	USD	500	500,359
2.63%, 10/19/20		350	353,057
2.15%, 11/09/20		440	438,136
2.63%, 04/19/21		2,900	2,914,434
(LIBOR USD 3 Month + 1.16%), 3.12%, 01/20/23(g)		1,120	1,137,146
(LIBOR USD 3 Month + 1.02%), 2.88%, 04/24/23(g)		1,860	1,869,178
(LIBOR USD 3 Month + 3.71%), 6.25%, 09/05/24(g)(i)		36,885	41,080,669
(LIBOR USD 3 Month + 3.90%), 6.10%, 03/17/25(g)(i)		13,160	14,689,850
Bank of America NA, 6.00%, 10/15/36		900	1,152,193
Bank of East Asia Ltd. (The)(g)(i):
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.83%), 5.50%, 12/02/20		2,303	2,378,619
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.68%), 5.63%, 05/18/22		2,190	2,270,064
Bank of Ireland(g):
(EUR Swap Annual 5 Year + 6.96%), 7.38%, 06/18/20(i)	EUR	4,440	5,858,508
(EUR Swap Annual 5 Year + 3.55%), 4.25%, 06/11/24		1,664	2,044,918
Bank of Montreal, 1.50%, 07/18/19	USD	6,200	6,159,989
Bank of Nova Scotia (The):
1.65%, 06/14/19		2,335	2,325,107
1.85%, 04/14/20		4,000	3,985,524
2.45%, 03/22/21		3,200	3,216,582
1.88%, 04/26/21		3,290	3,252,940

12

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Banks (continued)
Bankia SA:
6.00%, 07/18/22(a)(i)	EUR	5,200	$6,367,652
(EUR Swap Annual 5 Year + 3.17%), 4.00%, 05/22/24(g)		1,000	1,214,939
(EUR Swap Annual 5 Year + 3.35%), 3.38%, 03/15/27(g)		300	367,239
Barclays plc:
(EUR Swap Annual 5 Year + 5.88%), 6.50%, 09/15/19(g)(i)		2,000	2,504,591
(USD Swap Semi 5 Year + 6.77%), 7.88%, 03/15/22(g)(i)	USD	42,146	46,998,016
3.68%, 01/10/23		2,840	2,896,778
(GBP Swap 5 Year + 6.46%), 7.25%, 03/15/23(g)(i)	GBP	825	1,200,089
4.38%, 09/11/24	USD	2,020	2,081,901
BNP Paribas SA:
2.40%, 12/12/18		1,360	1,370,517
2.45%, 03/17/19		5,000	5,047,278
2.38%, 05/21/20		1,000	1,009,426
(USD Swap Semi 5 Year + 6.31%), 7.63%, 03/30/21(b)(g)(i)		13,792	15,464,280
(USD Swap Semi 5 Year + 4.92%), 6.75%, 03/14/22(b)(g)(i)		14,142	15,467,812
2.95%, 05/23/22(b)		310	313,312
(EUR Swap Annual 5 Year + 5.23%), 6.12%, 06/17/22(g)(i)	EUR	1,500	2,042,128
3.80%, 01/10/24(b)	USD	2,010	2,088,889
Busan Bank Co. Ltd., 3.63%, 07/25/26		1,750	1,708,525
CaixaBank SA, (EUR Swap Annual 5 Year + 3.35%), 3.50%, 02/15/27(g)	EUR	300	370,899
Canadian Imperial Bank of Commerce, 2.35%, 07/27/22(b)	USD	6,000	5,983,836
China Merchants Bank Co. Ltd., 4.40%, 10/25/22(a)(i)		1,205	1,207,253
Chong Hing Bank Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.03%), 3.88%, 07/26/27(g)		1,405	1,405,610
CIT Group, Inc.:
3.88%, 02/19/19		900	913,500
5.00%, 08/15/22		1,200	1,290,000
5.00%, 08/01/23		6,975	7,544,858
Citibank NA:
1.85%, 09/18/19		2,000	1,996,401
2.10%, 06/12/20		1,370	1,369,182
Citigroup, Inc.:
1.80%, 02/05/18		800	800,141
1.70%, 04/27/18		800	799,647
2.50%, 09/26/18		950	955,221
2.05%, 12/07/18		900	900,899
2.45%, 01/10/20		1,305	1,312,383
2.90%, 12/08/21		1,735	1,753,574
2.75%, 04/25/22		995	998,144
(LIBOR USD 3 Month + 4.23%), 5.90%, 02/15/23(g)(i)		6,839	7,335,580
(LIBOR USD 3 Month + 3.91%), 5.95%, 05/15/25(g)(i)		23,541	25,756,444
(LIBOR USD 3 Month + 4.52%), 6.25%, 08/15/26(g)(i)		10,840	12,344,050
Citizens Bank NA, 2.55%, 05/13/21		345	346,419
Citizens Financial Group, Inc., (LIBOR USD 3 Month + 3.96%), 5.50%, 04/06/20(g)(i)		5,500	5,761,250
Commonwealth Bank of Australia:
2.25%, 03/10/20(b)		2,165	2,173,483
3.90%, 07/12/47		1,200	1,203,602

Security		Par (000)	Value
Banks (continued)
Cooperatieve Rabobank UA:
2.25%, 01/14/20	USD	750	$754,690
(EUR Swap Annual 5 Year + 5.25%), 5.50%, 06/29/20(g)(i)	EUR	4,760	6,085,293
4.50%, 01/11/21	USD	430	459,847
2.50%, 01/19/21		2,072	2,092,793
(EUR Swap Annual 5 Year + 6.70%), 6.62%, 06/29/21(g)(i)	EUR	4,200	5,681,265
2.75%, 01/10/22	USD	5,000	5,076,595
3.88%, 02/08/22		820	870,404
4.38%, 08/04/25		2,700	2,859,762
5.25%, 05/24/41		540	671,086
5.25%, 08/04/45		750	895,438
Credit Agricole SA(g)(i):
(LIBOR USD 3 Month + 6.98%), 8.37%, 10/13/19(b)		850	939,250
(EUR Swap Annual 5 Year + 5.12%), 6.50%, 06/23/21	EUR	6,620	8,908,966
(USD Swap Semi 5 Year + 4.90%), 7.88%, 01/23/24(b)	USD	9,075	10,334,156
(USD Swap Semi 5 Year + 6.19%), 8.13%, 12/23/25(b)		19,468	23,433,125
Dah Sing Bank Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.55%), 4.25%, 11/30/26(g)		880	899,912
Danske Bank A/S(g)(i):
(EUR Swap Annual 6 Year + 4.64%), 5.75%, 04/06/20	EUR	400	509,389
(EUR Swap Annual 5 Year + 5.47%), 5.88%, 04/06/22		5,600	7,443,578
(USD Swap Semi 7 Year + 3.90%), 6.13%, 03/28/24	USD	19,590	21,259,146
DNB Bank ASA(g)(i):
(USD Swap Semi 5 Year + 4.08%), 5.75%, 03/26/20		1,000	1,041,480
(USD Swap Semi 5 Year + 5.08%), 6.50%, 03/26/22		5,000	5,450,000
DNB Boligkreditt A/S, 2.00%, 05/28/20(b)		4,500	4,488,705
Erste Group Bank AG(g)(i):
(EUR Swap Annual 5 Year + 9.02%), 8.88%, 10/15/21	EUR	3,200	4,622,125
(EUR Swap Annual 5 Year + 6.20%), 6.50%, 04/15/24		1,600	2,184,755
Fifth Third Bancorp:
(LIBOR USD 3 Month + 3.13%), 4.90%, 09/30/19(g)(i)	USD	14,175	14,387,625
2.60%, 06/15/22		1,250	1,245,325
Fifth Third Bank, 2.25%, 06/14/21		500	499,278
Hongkong & Shanghai Banking Corp. Ltd. (The), 1.63%, 01/27/18(a)(i)		600	517,500
HSBC Bank plc, 0.00%, 12/13/17(d)		27	2,467,387
HSBC Bank USA NA:
4.88%, 08/24/20		670	717,612
7.00%, 01/15/39		500	713,424
HSBC Holdings plc:
3.40%, 03/08/21		1,525	1,571,627
5.10%, 04/05/21		1,000	1,086,996
2.95%, 05/25/21		4,000	4,068,898
(USD Swap Rate 5 Year + 5.51%), 6.87%, 06/01/21(g)(i)		28,124	31,041,865
(EUR Swap Annual 5 Year + 4.38%), 5.25%, 09/16/22(g)(i)	EUR	5,200	6,829,152
(LIBOR USD 3 Month + 1.06%), 3.26%, 03/13/23(g)	USD	3,460	3,536,131
3.60%, 05/25/23		1,200	1,249,180

13

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Banks (continued)
HSBC Holdings plc: (continued)
(USD Swap Rate 5 Year + 4.37%), 6.38%, 03/30/25(g)(i)	USD	10,330	$11,298,437
4.30%, 03/08/26		1,850	1,984,407
3.90%, 05/25/26		700	731,215
4.38%, 11/23/26		240	252,390
(USD Swap Rate 5 Year + 3.75%), 6.00%, 05/22/27(g)(i)		33,977	36,100,563
6.50%, 05/02/36		600	779,212
6.50%, 09/15/37		2,000	2,630,993
6.80%, 06/01/38		430	583,241
6.10%, 01/14/42		400	538,694
5.25%, 03/14/44		670	781,326
HSH Nordbank AG, 7.25%, 12/30/17(i)		384	191,040
HT1 Funding Gmbh, 6.35%, 12/31/49	EUR	350	389,335
Huntington National Bank (The):
2.38%, 03/10/20	USD	1,095	1,100,638
2.88%, 08/20/20		2,810	2,857,862
ICICI Bank Ltd., 4.00%, 03/18/26		1,019	1,045,137
Industrial & Commercial Bank of China Asia Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.14%), 4.25%, 07/21/21(g)(i)		2,250	2,238,323
ING Groep NV:
(USD Swap Semi 5 Year + 4.45%), 6.00%, 04/16/20(g)(i)		1,500	1,574,700
3.15%, 03/29/22		1,420	1,448,511
(USD Swap Semi 5 Year + 4.45%), 6.50%, 04/16/25(g)(i)		3,070	3,369,632
Intesa Sanpaolo SpA:
5.15%, 07/16/20	EUR	50	65,285
(EUR Swap Annual 5 Year + 6.88%), 7.00%, 01/19/21(g)(i)		5,750	7,450,033
6.63%, 09/13/23		858	1,263,848
5.02%, 06/26/24(b)	USD	1,500	1,534,938
(USD Swap Semi 5 Year + 5.46%), 7.70%, 09/17/25(b)(g)(i)		34,873	38,098,753
5.71%, 01/15/26(b)		1,000	1,062,905
(EUR Swap Annual 5 Year + 7.19%), 7.75%, 01/11/27(g)(i)	EUR	200	282,889
JPMorgan Chase & Co.:
6.30%, 04/23/19	USD	800	849,640
2.20%, 10/22/19		345	346,666
2.25%, 01/23/20		1,000	1,004,952
4.95%, 03/25/20		1,000	1,065,099
2.75%, 06/23/20		2,940	2,986,046
2.55%, 10/29/20		300	302,870
2.55%, 03/01/21		3,900	3,925,154
2.40%, 06/07/21		1,200	1,202,043
4.35%, 08/15/21		1,380	1,474,901
2.97%, 01/15/23		1,700	1,720,732
(LIBOR USD 3 Month + 0.94%), 2.78%, 04/25/23(g)		3,440	3,452,200
(LIBOR USD 3 Month + 3.25%), 5.15%, 05/01/23(g)(i)		13,796	14,516,841
2.70%, 05/18/23		1,200	1,197,899
(LIBOR USD 3 Month + 3.30%), 6.00%, 08/01/23(g)(i)		10,000	11,025,000
3.88%, 02/01/24		855	903,463
(LIBOR USD 3 Month + 3.33%), 6.10%, 10/01/24(g)(i)		13,878	15,473,970
3.13%, 01/23/25		750	754,364
3.30%, 04/01/26		1,500	1,511,073
2.95%, 10/01/26		1,300	1,277,061
(LIBOR USD 3 Month + 1.34%), 3.78%, 02/01/28(g)		2,200	2,265,396

Security		Par (000)	Value
Banks (continued)
JPMorgan Chase & Co.: (continued) 6.40%, 05/15/38	USD	270	$363,225
5.40%, 01/06/42		550	675,091
4.85%, 02/01/44		300	346,983
(LIBOR USD 3 Month + 1.58%), 4.26%, 02/22/48(g)		1,000	1,052,514
KBC Group NV, (EUR Swap Annual 5 Year + 4.76%), 5.63%, 03/19/19(g)(i)	EUR	5,411	6,641,790
KeyBank NA:
1.60%, 08/22/19	USD	520	516,654
2.40%, 06/09/22		1,200	1,193,081
Lloyds Banking Group plc:
3.00%, 01/11/22		750	759,372
4.50%, 11/04/24		1,915	2,016,777
3.57%, 11/07/28		710	710,000
(LIBOR USD 3 Month + 1.27%), 6.66%, 05/21/37(b)(g)(i)		3,000	3,480,000
M&T Bank Corp., (LIBOR USD 3 Month + 3.52%), 5.13%, 11/01/26(g)(i)		11,550	12,323,850
Macquarie Bank Ltd.:
(USD Swap Semi 5 Year + 3.70%), 6.13%, 03/08/27(b)(g)(i)		51,729	54,393,044
Manufacturers & Traders Trust Co., 3.40%, 08/17/27		480	483,306
Mitsubishi UFJ Financial Group, Inc.:
2.95%, 03/01/21		2,595	2,636,626
3.00%, 02/22/22		455	462,343
2.67%, 07/25/22		2,045	2,041,594
3.68%, 02/22/27		2,500	2,582,094
Mizuho Financial Group, Inc.:
2.95%, 02/28/22		2,910	2,939,395
2.60%, 09/11/22		2,000	1,983,241
3.17%, 09/11/27		2,300	2,271,469
Nanyang Commercial Bank Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.21%), 5.00%, 06/02/22(g)(i)		3,200	3,225,514
National Australia Bank Ltd.:
1.38%, 07/12/19		5,000	4,956,160
2.40%, 12/07/21(b)		7,500	7,516,307
2.50%, 07/12/26		1,000	954,198
National Bank of Canada, 2.15%, 06/12/20		2,000	1,998,211
National Bank of Greece SA, 2.75%, 10/19/20 .	EUR	1,100	1,281,591
National Westminster Bank plc, 1.63%, 11/28/17(a)(i)	USD	2,100	1,815,450
Nordea Bank AB(b):
(USD Swap Rate 5 Year + 3.56%), 5.50%, 09/23/19(g)(i)		4,710	4,886,625
2.50%, 09/17/20		1,500	1,513,285
Popular, Inc., 7.00%, 07/01/19		13,171	13,467,348
Postal Savings Bank of China Co. Ltd., 4.50%, 09/27/22(a)(i)		4,200	4,210,500
Rizal Commercial Banking Corp., 3.45%, 02/02/21		2,100	2,136,208
Royal Bank of Canada:
1.63%, 04/15/19		5,000	4,985,868
2.20%, 09/23/19		529	530,857
2.10%, 10/14/20		2,250	2,246,703
Royal Bank of Scotland Group plc:
(USD Swap Semi 5 Year + 5.80%), 7.50%, 08/10/20(g)(i)		2,600	2,785,900
(USD Swap Semi 5 Year + 7.60%), 8.63%, 08/15/21(g)(i)		51,513	58,333,321
6.13%, 12/15/22		1,750	1,946,518
6.10%, 06/10/23		750	835,157
6.00%, 12/19/23		1,400	1,559,858

14

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Banks (continued)
Royal Bank of Scotland Group plc: (continued)
5.13%, 05/28/24	USD	1,650	$1,765,527
(USD Swap Semi 5 Year + 5.72%), 8.00%, 08/10/25(g)(i)		14,996	17,143,427
(LIBOR USD 3 Month + 2.50%), 7.65%, 09/30/31(g)(i)		500	640,000
RZB Finance Jersey IV Ltd., (EURIBOR 3 Month + 1.95%), 1.62%, 11/16/17(g)(i)	EUR	600	699,106
Santander Holdings USA, Inc., 3.70%, 03/28/22(b)	USD	825	844,128
Santander UK Group Holdings plc:
2.88%, 08/05/21		800	803,939
3.57%, 01/10/23		1,080	1,102,741
(GBP Swap 5 Year + 5.79%), 6.75%, 06/24/24(g)(i)	GBP	1,925	2,804,038
Santander UK plc:
3.05%, 08/23/18	USD	1,000	1,010,532
2.13%, 11/03/20		1,205	1,202,534
5.00%, 11/07/23(b)		11,225	12,137,884
Shinhan Bank Co. Ltd., 3.75%, 09/20/27		2,600	2,601,843
Skandinaviska Enskilda Banken AB:
2.30%, 03/11/20		2,300	2,310,237
(USD Swap Semi 5 Year + 3.85%), 5.75%, 05/13/20(g)(i)		4,800	5,016,000
(USD Swap Semi 5 Year + 3.49%), 5.63%, 05/13/22(g)(i)		1,000	1,048,762
Societe Generale SA(g)(i):
(LIBOR GBP 3 Month + 3.40%), 8.88%, 06/16/18	GBP	300	415,211
(USD Swap Semi 5 Year + 6.39%), 8.25%, 11/29/18	USD	2,120	2,244,550
(USD Swap Semi 5 Year + 6.24%), 7.38%, 09/13/21(b)		17,475	19,266,187
(USD Swap Rate 5 Year + 5.87%), 8.00%, 09/29/25(b)		47,050	54,930,875
Standard Chartered plc, (USD Swap Semi 5 Year + 6.30%), 7.50%, 04/02/22(b)(g)(i)		35,220	38,634,579
Sumitomo Mitsui Banking Corp.:
2.50%, 07/19/18		1,750	1,760,252
1.76%, 10/19/18		405	404,796
2.25%, 07/11/19		5,000	5,019,068
Sumitomo Mitsui Financial Group, Inc.:
2.93%, 03/09/21		1,900	1,930,957
2.44%, 10/19/21		1,095	1,091,372
2.85%, 01/11/22		5,270	5,312,642
2.78%, 10/18/22		2,400	2,400,722
3.45%, 01/11/27		1,500	1,517,594
SunTrust Bank, 2.45%, 08/01/22		2,330	2,319,904
SunTrust Banks, Inc., (LIBOR USD 3 Month + 3.10%), 5.05%, 06/15/22(g)(i)		30,245	31,114,544
Svenska Handelsbanken AB:
1.50%, 09/06/19		2,700	2,677,599
2.40%, 10/01/20		2,000	2,015,646
(USD Swap Semi 5 Year + 3.34%), 5.25%, 03/01/21(g)(i)		2,500	2,582,465
Swedbank AB(g)(i):
(USD Swap Semi 5 Year + 3.77%), 5.50%, 03/17/20		4,200	4,362,834
(USD Swap Semi 5 Year + 4.11%), 6.00%, 03/17/22		800	862,000
Toronto-Dominion Bank (The):
2.13%, 04/07/21		3,160	3,145,553
2.50%, 01/18/22(b)		1,000	1,004,525

Security		Par (000)	Value
Banks (continued)
UBS Group Funding Switzerland AG(b):
2.65%, 02/01/22	USD	500	$498,424
3.49%, 05/23/23		2,085	2,136,961
(LIBOR USD 3 Month + 0.95%), 2.86%, 08/15/23(g)		1,300	1,298,180
UniCredit SpA:
(EUR Swap Annual 5 Year + 6.10%), 6.75%, 09/10/21(g)(i)	EUR	1,800	2,311,355
(EUR Swap Annual 5 Year + 9.30%), 9.25%, 06/03/22(g)(i)		4,900	6,994,524
6.95%, 10/31/22		944	1,371,009
(EUR Swap Annual 5 Year + 4.10%), 5.75%, 10/28/25(g)		995	1,301,850
(EUR Swap Annual 5 Year + 4.32%), 4.38%, 01/03/27(g)		100	127,162
(USD Swap Rate 5 Year + 3.70%), 5.86%, 06/19/32(b)(g)	USD	700	747,366
United Overseas Bank Ltd.(g):
(USD Swap Semi 5 Year + 1.79%), 3.88%, 10/19/23(i)		2,290	2,297,209
(USD Swap Semi 5 Year + 1.65%), 2.88%, 03/08/27		1,300	1,288,943
US Bancorp:
2.63%, 01/24/22		2,500	2,529,688
2.38%, 07/22/26		3,000	2,851,548
Wells Fargo & Co.:
2.60%, 07/22/20		1,320	1,336,119
2.50%, 03/04/21		1,540	1,546,309
3.50%, 03/08/22		1,200	1,246,543
2.63%, 07/22/22		4,040	4,033,943
3.07%, 01/24/23		3,250	3,293,478
4.48%, 01/16/24		800	861,546
(LIBOR USD 3 Month + 3.11%), 5.90%, 06/15/24(g)(i)		24,019	26,338,034
(LIBOR USD 3 Month + 1.31%), 3.58%, 05/22/28(g)		2,575	2,599,547
5.38%, 02/07/35		540	649,665
5.38%, 11/02/43		350	411,336
5.61%, 01/15/44		700	847,428
4.65%, 11/04/44		460	494,064
3.90%, 05/01/45		950	955,903
4.90%, 11/17/45		175	194,221
4.40%, 06/14/46		100	103,206
4.75%, 12/07/46		1,000	1,092,838
Wells Fargo Bank NA:
1.75%, 05/24/19		1,200	1,197,442
2.15%, 12/06/19		2,200	2,207,926
Westpac Banking Corp.:
1.65%, 05/13/19		930	926,295
1.60%, 08/19/19		3,520	3,499,080
2.15%, 03/06/20		5,000	5,010,960
2.60%, 11/23/20		3,000	3,036,669
2.85%, 05/13/26		3,000	2,942,777
(USD Swap Rate 5 Year + 2.89%), 5.00%, 09/21/27(g)(i)		38,035	38,228,140
Woori Bank:
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.31%), 4.50%, 09/27/21(g)(i)		4,997	4,978,137
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.35%), 5.25%, 05/16/22(g)(i)		4,875	4,955,379
4.75%, 04/30/24		5,800	6,079,467

			1,327,498,398

15

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc.:
2.65%, 02/01/21	USD	3,965	$4,015,591
3.65%, 02/01/26		1,000	1,031,880
4.70%, 02/01/36		2,500	2,737,148
4.90%, 02/01/46		2,115	2,378,550
Anheuser-Busch InBev Worldwide, Inc.:
5.38%, 01/15/20		1,250	1,341,120
2.50%, 07/15/22		825	826,689
4.44%, 10/06/48		1,471	1,556,540
Central American Bottling Corp., 5.75%, 01/31/27(b)		6,794	7,173,377
Coca-Cola Co. (The):
2.20%, 05/25/22		1,435	1,437,571
2.88%, 10/27/25		1,500	1,523,484
2.90%, 05/25/27		400	401,375
Cott Beverages, Inc., 5.38%, 07/01/22		400	416,750
Cott Holdings, Inc., 5.50%, 04/01/25(b)		500	515,625
Diageo Investment Corp.:
2.88%, 05/11/22		500	511,395
7.45%, 04/15/35		350	510,179
PepsiCo, Inc.:
2.25%, 05/02/22		2,800	2,793,225
3.60%, 08/13/42		575	568,709
4.45%, 04/14/46		1,170	1,303,918
3.45%, 10/06/46		2,300	2,185,782

			33,228,908
Biotechnology — 0.1%
AbbVie, Inc.:
2.30%, 05/14/21		355	354,483
2.90%, 11/06/22		865	874,149
AMAG Pharmaceuticals, Inc., 7.88%, 09/01/23(b)		385	391,737
Amgen, Inc.:
2.20%, 05/22/19		750	753,055
1.85%, 08/19/21		2,550	2,498,739
Celgene Corp., 2.13%, 08/15/18		1,300	1,303,712
Gilead Sciences, Inc.:
2.55%, 09/01/20		3,000	3,041,622
1.95%, 03/01/22		5,000	4,921,332
2.50%, 09/01/23		1,200	1,194,171
2.95%, 03/01/27		3,000	2,952,606
4.75%, 03/01/46		1,210	1,371,455
4.15%, 03/01/47		1,000	1,030,453
Grifols SA, 3.20%, 05/01/25	EUR	300	354,697

			21,042,211
Building Products — 0.1%
Builders FirstSource, Inc., 5.63%, 09/01/24(b)	USD	490	517,562
CIMPOR Financial Operations BV, 5.75%, 07/17/24(b)		500	476,000
CPG Merger Sub LLC, 8.00%, 10/01/21(b)		1,432	1,478,540
Griffon Corp., 5.25%, 03/01/22		475	481,982
Masonite International Corp., 5.63%, 03/15/23(b)		3,447	3,615,041
Ply Gem Industries, Inc., 6.50%, 02/01/22		790	818,638
RSI Home Products, Inc., 6.50%, 03/15/23(b)		500	523,750
St Marys Cement, Inc. Canada, 5.75%, 01/28/27(b)		300	315,750
Standard Industries, Inc.(b):
5.13%, 02/15/21		315	324,844
5.50%, 02/15/23		2,545	2,684,975
5.38%, 11/15/24		1,104	1,164,610
6.00%, 10/15/25		750	810,937
5.00%, 02/15/27		350	364,770

Security		Par (000)	Value
Building Products (continued)
Summit Materials LLC, 6.13%, 07/15/23	USD	400	$415,000
Titan Global Finance plc, 3.50%, 06/17/21	EUR	175	218,620
USG Corp., 4.88%, 06/01/27(b)	USD	1,025	1,063,438

			15,274,457
Capital Markets — 3.1%
Bank of New York Mellon Corp. (The):
2.15%, 02/24/20		750	752,940
2.05%, 05/03/21		1,145	1,140,709
2.60%, 02/07/22		4,000	4,027,348
(LIBOR USD 3 Month + 0.63%), 2.66%, 05/16/23(g)		3,145	3,149,473
(LIBOR USD 3 Month + 3.13%), 4.62%, 09/20/26(g)(i)		29,850	30,708,188
(LIBOR USD 3 Month + 1.07%), 3.44%, 02/07/28(g)		2,000	2,050,032
3.30%, 08/23/29		1,500	1,494,763
Blackstone CQP Holdco LP(b):
6.50%, 03/20/21		6,149	6,204,033
6.00%, 08/18/21		1,008	1,004,422
CCTI 2017 Ltd., 3.63%, 08/08/22		3,765	3,756,092
Charles Schwab Corp. (The):
4.45%, 07/22/20		550	584,456
3.20%, 03/02/27		1,500	1,513,377
CME Group, Inc., 5.30%, 09/15/43		1,400	1,772,883
Credit Suisse AG:
2.30%, 05/28/19		8,921	8,969,709
5.30%, 08/13/19		750	792,398
3.00%, 10/29/21		580	592,666
6.50%, 08/08/23(b)		6,850	7,757,625
Credit Suisse Group AG:
3.57%, 01/09/23(b)		2,615	2,677,403
(USD Swap Semi 5 Year + 3.46%), 6.25%, 12/18/24(b)(g)(i)		61,959	67,767,656
(USD Swap Semi 5 Year + 3.46%), 6.25%, 12/18/24(g)(i)		600	656,250
Credit Suisse USA, Inc., 7.13%, 07/15/32		350	481,266
Deutsche Bank AG:
4.50%, 04/01/25		1,000	1,013,450
(USD Swap Semi 5 Year + 5.00%), 7.50%, 04/30/25(g)(i)		4,100	4,376,750
(USD Swap Semi 5 Year + 2.25%), 4.30%, 05/24/28(g)		44,266	44,132,061
Dresdner Funding Trust I, 8.15%, 06/30/31(b)		650	846,097
E*TRADE Financial Corp., 2.95%, 08/24/22		1,265	1,265,603
Eagle Holding Co. II LLC, 7.63% (7.63% Cash and 8.38% PIK), 05/15/22(b)(h)		1,186	1,223,063
Eaton Vance Corp., 3.50%, 04/06/27		2,000	2,044,853
Goldman Sachs Group, Inc. (The):
7.50%, 02/15/19		1,000	1,068,771
2.55%, 10/23/19		1,630	1,642,660
2.30%, 12/13/19		1,785	1,789,626
2.60%, 04/23/20		6,500	6,547,144
(LIBOR USD 3 Month + 3.92%), 5.38%, 05/10/20(g)(i)		12,395	12,859,813
2.60%, 12/27/20		1,145	1,151,350
2.88%, 02/25/21		640	648,248
5.25%, 07/27/21		1,450	1,588,535
2.35%, 11/15/21		745	737,894
3.00%, 04/26/22		4,070	4,109,257
(LIBOR USD 3 Month + 0.78%), 2.16%, 10/31/22(g)		325	324,812
(LIBOR USD 3 Month + 2.87%), 1.00%, 11/10/22(g)(i)		44,710	44,765,888
3.85%, 07/08/24		680	708,521
3.50%, 01/23/25		750	761,680
3.75%, 05/22/25		2,395	2,466,760

16

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Capital Markets (continued)
Goldman Sachs Group, Inc. (The): (continued)
3.75%, 02/25/26	USD	1,605	$1,646,653
(LIBOR USD 3 Month + 3.83%), 5.30%, 11/10/26(g)(i)		4,315	4,627,838
3.85%, 01/26/27		1,555	1,591,044
(LIBOR USD 3 Month + 1.51%), 3.69%, 06/05/28(g)		1,400	1,410,719
6.13%, 02/15/33		970	1,218,763
4.75%, 10/21/45		1,207	1,346,352
Huarong Finance Co. Ltd.:
4.00%, 11/07/22(a)(i)		2,710	2,710,000
4.25%, 11/07/27		4,470	4,459,540
Intercontinental Exchange, Inc.:
2.50%, 10/15/18		1,250	1,259,930
2.75%, 12/01/20		295	301,000
2.35%, 09/15/22		2,000	1,992,408
3.75%, 12/01/25		2,115	2,224,161
3.10%, 09/15/27		1,600	1,593,754
LPL Holdings, Inc., 5.75%, 09/15/25(b)		853	887,120
Moody’s Corp.:
2.75%, 07/15/19		2,195	2,218,569
2.75%, 12/15/21		185	186,275
Morgan Stanley:
1.88%, 01/05/18		1,000	1,000,504
2.13%, 04/25/18		1,020	1,021,861
2.20%, 12/07/18		225	225,665
2.45%, 02/01/19		2,020	2,030,534
(LIBOR USD 3 Month + 3.61%), 5.45%, 07/15/19(g)(i)		4,550	4,718,350
2.65%, 01/27/20		4,000	4,036,087
(LIBOR USD 3 Month + 3.81%), 5.55%, 07/15/20(g)(i)		7,437	7,808,850
5.75%, 01/25/21		1,370	1,511,829
2.50%, 04/21/21		810	811,778
2.63%, 11/17/21		6,190	6,198,935
2.75%, 05/19/22		1,230	1,233,067
(LIBOR USD 3 Month + 0.93%), 2.29%, 07/22/22(g)		2,855	2,874,667
3.88%, 04/29/24		1,860	1,953,487
4.00%, 07/23/25		1,365	1,437,461
3.88%, 01/27/26		2,000	2,086,578
3.13%, 07/27/26		585	576,503
3.63%, 01/20/27		3,400	3,462,079
6.38%, 07/24/42		340	461,739
4.30%, 01/27/45		1,515	1,597,548
MSCI, Inc.(b):
5.25%, 11/15/24		630	666,225
5.75%, 08/15/25		430	464,400
4.75%, 08/01/26		345	359,231
Northern Trust Corp., (LIBOR USD 3 Month + 3.20%), 4.60%, 10/01/26(g)(i)		17,700	18,319,500
Pershing Square Holdings Ltd., 5.50%, 07/15/22(b)		4,100	4,300,080
State Street Corp., (LIBOR USD 3 Month + 1.00%), 2.32%, 06/15/47(g)		54,606	49,838,896
SUAM Finance BV, 4.88%, 04/17/24(b)		8,838	9,492,012
TD Ameritrade Holding Corp.:
3.63%, 04/01/25		1,500	1,562,343
3.30%, 04/01/27		500	506,189

Security		Par (000)	Value
Capital Markets (continued)
UBS AG, 2.38%, 08/14/19	USD	5,485	$5,520,324
UBS Group AG(g)(i):
(USD Swap Semi 5 Year + 5.46%), 7.13%, 02/19/20		2,900	3,124,750
(USD Swap Rate 5 Year + 5.50%), 6.87%, 03/22/21		19,590	21,353,100
(EUR Swap Annual 5 Year + 5.29%), 5.75%, 02/19/22	EUR	2,984	4,042,903
(USD Swap Semi 5 Year + 4.87%), 7.00%, 02/19/25	USD	14,196	16,264,783
(USD Swap Semi 5 Year + 4.59%), 6.87%, 08/07/25		5,176	5,810,060

			500,272,969
Chemicals — 0.4%
Alpha 3 BV, 6.25%, 02/01/25(b)		2,270	2,326,750
Ashland LLC, 4.75%, 08/15/22		825	870,540
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25	EUR	375	468,801
Axalta Coating Systems LLC, 4.88%, 08/15/24(b)	USD	1,214	1,268,630
Blue Cube Spinco, Inc.:
9.75%, 10/15/23		1,384	1,643,500
10.00%, 10/15/25		1,407	1,713,022
CF Industries, Inc.:
6.88%, 05/01/18		500	511,875
7.13%, 05/01/20		1,590	1,749,000
3.45%, 06/01/23		650	641,875
5.15%, 03/15/34		1,005	1,002,487
4.95%, 06/01/43		500	458,750
5.38%, 03/15/44		500	480,000
Chemours Co. (The):
6.13%, 05/15/23	EUR	357	444,759
6.63%, 05/15/23	USD	1,894	2,007,640
7.00%, 05/15/25		1,357	1,513,055
5.38%, 05/15/27		1,948	2,079,490
Consolidated Energy Finance SA, 6.88%, 06/15/25(b)		350	370,125
CVR Partners LP, 9.25%, 06/15/23(b)		350	372,750
Eastman Chemical Co., 2.70%, 01/15/20		750	758,649
EI du Pont de Nemours & Co.:
2.20%, 05/01/20		375	376,437
6.50%, 01/15/28		400	501,148
4.15%, 02/15/43		400	410,061
FXI Holdings, Inc., 7.88%, 11/01/24(b)		195	197,681
Gates Global LLC:
5.75%, 07/15/22	EUR	484	575,401
6.00%, 07/15/22(b)	USD	3,305	3,400,019
GCP Applied Technologies, Inc., 9.50%, 02/01/23(b)		350	392,000
Hexion, Inc., 10.38%, 02/01/22(b)		948	893,490
Huntsman International LLC:
4.88%, 11/15/20		1,218	1,278,900
5.13%, 11/15/22		1,580	1,698,500
INEOS Finance plc, 4.00%, 05/01/23	EUR	1,361	1,640,474
INEOS Group Holdings SA:
5.38%, 08/01/24		800	1,009,929
5.63%, 08/01/24(b)	USD	400	416,000

17

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Chemicals (continued)
Inovyn Finance plc, 6.25%, 05/15/21	EUR	160	$192,433
INVISTA Finance LLC, 4.25%, 10/15/19(b)	USD	200	206,000
Koppers, Inc., 6.00%, 02/15/25(b)		1,716	1,840,410
Kronos International, Inc., 3.75%, 09/15/25	EUR	397	482,677
LANXESS AG, (EUR Swap Annual 5 Year + 4.51%), 4.50%, 12/06/76(g)		350	452,614
LyondellBasell Industries NV, 5.00%, 04/15/19	USD	650	672,374
Momentive Performance Materials USA, Inc., 8.88%, 10/15/20(c)(j)		450	—
Momentive Performance Materials, Inc., 3.88%, 10/24/21		6,685	6,952,400
Monsanto Co.:
3.38%, 07/15/24		1,000	1,021,599
4.20%, 07/15/34		695	722,404
4.40%, 07/15/44		335	347,959
4.70%, 07/15/64		150	152,842
Olin Corp., 5.13%, 09/15/27		500	525,625
Platform Specialty Products Corp.(b):
10.38%, 05/01/21		131	142,135
6.50%, 02/01/22		8,831	9,151,124
PolyOne Corp., 5.25%, 03/15/23		400	430,000
PQ Corp., 6.75%, 11/15/22(b)		2,020	2,181,600
Praxair, Inc., 3.55%, 11/07/42		200	196,859
PSPC Escrow Corp., 6.00%, 02/01/23	EUR	1,360	1,663,406
Rain CII Carbon LLC, 7.25%, 04/01/25(b)	USD	400	433,000
Rayonier AM Products, Inc., 5.50%, 06/01/24(b)		400	388,000
Rock International Investment, Inc., 6.63%, 03/27/20		4,730	4,605,535
Solvay Finance SA(g)(i):
(EUR Swap Annual 5 Year + 4.89%), 5.12%, 06/02/21	EUR	897	1,181,696
(EUR Swap Annual 5 Year + 3.70%), 5.42%, 11/12/23		172	236,978
SPCM SA, 4.88%, 09/15/25(b)	USD	400	411,000
Trinseo Materials Operating SCA, 5.38%, 09/01/25(b)		400	421,000
Tronox Finance plc, 5.75%, 10/01/25(b)		390	407,063
WR Grace & Co.-Conn., 5.13%, 10/01/21(b)		2,272	2,442,400

			71,332,871
Commercial Services & Supplies — 0.4%
AA Bond Co. Ltd., 2.75%, 07/31/23	GBP	350	461,631
ADT Corp. (The):
6.25%, 10/15/21	USD	1,575	1,742,549
3.50%, 07/15/22		1,221	1,219,474
4.13%, 06/15/23		2,787	2,832,428
4.88%, 07/15/32(b)		3,541	3,350,671
APX Group, Inc.:
6.38%, 12/01/19		391	397,842
8.75%, 12/01/20		2,187	2,241,675
7.88%, 12/01/22		4,190	4,519,963
Aramark Services, Inc.:
5.13%, 01/15/24		1,144	1,209,780
5.00%, 04/01/25(b)		506	540,787
4.75%, 06/01/26		350	366,093

Security		Par (000)	Value
Commercial Services & Supplies (continued)
Befesa Zinc SAU Via Zinc Capital SA, 8.88%, 05/15/18	EUR	599	$701,234
Bilbao Luxembourg SA, 10.50% (10.50% Cash or 11.25% PIK), 12/01/18(a)(h)		2,423	2,826,528
Brink’s Co. (The), 4.63%, 10/15/27(b)	USD	425	422,917
Clean Harbors, Inc., 5.13%, 06/01/21		450	456,187
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114		125	136,677
CSVC Acquisition Corp., 7.75%, 06/15/25(b)		450	438,750
GFL Environmental, Inc., 9.88%, 02/01/21(b)		350	373,187
GW Honos Security Corp., 8.75%, 05/15/25(b)		285	303,525
Harland Clarke Holdings Corp., 8.38%, 08/15/22(b)		565	593,250
ILFC E-Capital Trust I, 4.36%, 12/21/65(a)(b)		9,122	8,802,730
Intrum Justitia AB:
(EURIBOR 3 Month + 2.63%), 2.63%, 07/15/22(g)	EUR	311	368,710
2.75%, 07/15/22		458	546,579
3.13%, 07/15/24		200	239,046
KAR Auction Services, Inc., 5.13%, 06/01/25(b) .	USD	2,822	2,920,770
Multi-Color Corp., 4.88%, 11/01/25(b)		420	424,200
Nielsen Co. Luxembourg SARL (The)(b):
5.50%, 10/01/21		100	103,000
5.00%, 02/01/25		1,094	1,132,290
Nielsen Finance LLC:
4.50%, 10/01/20		600	608,250
5.00%, 04/15/22(b)		1,850	1,905,500
Paprec Holding SA, 5.25%, 04/01/22	EUR	488	592,606
Prime Security Services Borrower LLC, 9.25%, 05/15/23(b)	USD	10,494	11,629,451
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(b)		485	510,462
SPIE SA, 3.13%, 03/22/24	EUR	300	365,792
Tervita Escrow Corp., 7.63%, 12/01/21(b)	USD	1,533	1,552,163
Verisure Holding AB, 6.00%, 11/01/22	EUR	376	472,354

			57,309,051
Communications Equipment — 0.1%
Cisco Systems, Inc.:
1.85%, 09/20/21	USD	4,000	3,949,417
2.50%, 09/20/26		1,000	972,532
5.90%, 02/15/39		970	1,294,099
CommScope Technologies LLC(b):
6.00%, 06/15/25		1,215	1,283,344
5.00%, 03/15/27		623	606,646
CommScope, Inc.(b):
5.00%, 06/15/21		450	459,000
5.50%, 06/15/24		1,693	1,762,836
Gogo Intermediate Holdings LLC, 12.50%, 07/01/22(b)		390	442,163
Juniper Networks, Inc., 3.13%, 02/26/19		1,500	1,520,910
Nokia OYJ:
5.38%, 05/15/19		214	222,560
3.38%, 06/12/22		395	393,519
4.38%, 06/12/27		380	380,000
6.63%, 05/15/39		1,049	1,197,465
Plantronics, Inc., 5.50%, 05/31/23(b)		375	390,938
Proven Glory Capital Ltd.:
3.25%, 02/21/22		5,000	5,028,450
4.00%, 02/21/27		2,775	2,847,927
Riverbed Technology, Inc., 8.88%, 03/01/23(b)		542	485,090
Telefonaktiebolaget LM Ericsson:
4.13%, 05/15/22		100	100,713
1.88%, 03/01/24	EUR	330	377,726
ViaSat, Inc., 5.63%, 09/15/25(b)	USD	500	505,625

			24,220,960

18

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Construction & Engineering — 0.1%
AECOM:
5.75%, 10/15/22	USD	625	$652,344
5.88%, 10/15/24		475	524,162
5.13%, 03/15/27		800	823,000
Brand Industrial Services, Inc., 8.50%, 07/15/25(b)		2,224	2,351,880
Chalieco Hong Kong Corp. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 8.29%), 5.70%, 01/15/20(g)(i)		1,459	1,508,507
Chang Development International Ltd., 3.63%, 01/20/20		1,900	1,894,564
China City Construction International Co. Ltd., 5.35%, 07/03/17(j)	CNY	6,982	704,528
China Singyes Solar Technologies Holdings Ltd., 7.95%, 02/15/19	USD	3,070	3,101,072
CRCC Yupeng Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 7.25%), 3.95%, 08/01/19(g)(i)		1,000	1,015,340
Engility Corp., 8.88%, 09/01/24		657	716,130
Heathrow Finance plc, 3.88%, 03/01/27	GBP	356	468,271
Tutor Perini Corp., 6.88%, 05/01/25(b)	USD	994	1,072,278
Weekley Homes LLC, 6.63%, 08/15/25(b)		576	560,160
WFS Global Holding SAS, 9.50%, 07/15/22	EUR	676	859,073

			16,251,309
Consumer Finance — 1.1%
AerCap Ireland Capital DAC:
4.63%, 10/30/20	USD	4,670	4,960,649
4.50%, 05/15/21		683	725,341
3.50%, 05/26/22		790	811,744
Ally Financial, Inc.:
3.60%, 05/21/18		850	855,313
3.25%, 11/05/18		600	604,530
3.50%, 01/27/19		150	151,830
3.75%, 11/18/19		750	765,000
8.00%, 03/15/20		400	449,500
4.13%, 03/30/20		1,920	1,984,800
4.25%, 04/15/21		400	416,000
5.13%, 09/30/24		2,935	3,213,825
4.63%, 03/30/25		2,000	2,127,500
5.75%, 11/20/25		975	1,076,156
8.00%, 11/01/31		9,009	11,914,402
American Express Co.:
1.55%, 05/22/18		580	579,749
2.50%, 08/01/22		4,440	4,417,211
4.05%, 12/03/42		500	514,312
American Express Credit Corp.:
2.13%, 07/27/18		910	913,042
2.25%, 08/15/19		2,000	2,011,300
2.20%, 03/03/20		2,000	2,005,875
2.60%, 09/14/20		3,000	3,038,084
2.25%, 05/05/21		2,000	2,001,655
American Honda Finance Corp., 2.90%, 02/16/24		2,000	2,027,900
Capital One Financial Corp.:
2.45%, 04/24/19		2,350	2,362,808
( LIBOR USD 3 Month + 3.80%), 5.55%, 06/01/20(g)(i)		1,198	1,256,403
3.05%, 03/09/22		1,325	1,343,859

Security		Par (000)	Value
Consumer Finance (continued)
Caterpillar Financial Services Corp., 1.70%, 08/09/21	USD	3,000	$2,941,040
Discover Financial Services, ( LIBOR USD 3 Month + 3.08%), 5.50%, 10/30/27(g)(i)		24,300	24,786,000
Ford Motor Credit Co. LLC:
5.00%, 05/15/18		1,755	1,784,910
2.88%, 10/01/18		230	232,038
2.26%, 03/28/19		330	330,807
2.02%, 05/03/19		1,885	1,883,665
1.90%, 08/12/19		3,010	2,997,018
2.68%, 01/09/20		715	721,263
3.20%, 01/15/21		1,000	1,022,623
General Motors Financial Co., Inc.:
2.40%, 05/09/19		2,245	2,254,475
2.35%, 10/04/19		1,300	1,304,859
3.20%, 07/13/20		2,121	2,168,693
3.15%, 06/30/22		435	439,571
(LIBOR USD 3 Month + 3.60%), 5.75%, 09/30/27(g)(i)		37,325	39,004,625
HSBC USA, Inc.:
1.63%, 01/16/18		1,000	1,000,082
2.38%, 11/13/19		800	805,970
2.35%, 03/05/20		1,000	1,005,492
5.00%, 09/27/20		380	406,826
Hyundai Capital Services, Inc., 3.00%, 08/29/22		3,400	3,367,462
ILFC E-Capital Trust II, 4.61%, 12/21/65(a)(b)		7,242	7,024,740
John Deere Capital Corp.:
2.15%, 09/08/22		595	586,673
2.65%, 06/24/24		755	749,789
Lincoln Finance Ltd., 6.88%, 04/15/21	EUR	200	245,886
Navient Corp.:
5.50%, 01/15/19	USD	800	825,000
4.88%, 06/17/19		800	823,000
8.00%, 03/25/20		875	964,688
5.00%, 10/26/20		1,070	1,102,100
5.88%, 03/25/21		800	841,000
6.63%, 07/26/21		821	879,496
7.25%, 01/25/22		475	515,375
6.50%, 06/15/22		1,211	1,285,174
5.50%, 01/25/23		2,571	2,603,138
7.25%, 09/25/23		1,250	1,353,906
6.13%, 03/25/24		813	834,341
5.88%, 10/25/24		1,034	1,049,510
6.75%, 06/25/25		778	813,010
5.63%, 08/01/33		895	771,937
New Lion Bridge Co. Ltd., 9.75%, 10/10/20		945	945,000
OneMain Financial Holdings LLC(b):
6.75%, 12/15/19		1,462	1,516,825
7.25%, 12/15/21		1,205	1,253,200
Springleaf Finance Corp.:
6.90%, 12/15/17		1,325	1,330,035
5.25%, 12/15/19		600	619,500
8.25%, 12/15/20		645	727,238
7.75%, 10/01/21		250	280,937
6.13%, 05/15/22		800	844,000
Tarjeta Naranja SA, (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.50%), 24.71%, 04/11/22(b)(g)		3,865	3,555,800
Toyota Motor Credit Corp.:
2.60%, 01/11/22		3,000	3,037,940
3.20%, 01/11/27		1,000	1,020,312

			179,385,757

19

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Containers & Packaging — 0.3%
ARD Finance SA, 6.63% (6.63% Cash or 7.38% PIK), 09/15/23(h)	EUR	300	$375,528
Ardagh Packaging Finance plc:
6.00%, 06/30/21(b)	USD	2,253	2,317,774
4.25%, 09/15/22(b)		940	968,200
4.13%, 05/15/23	EUR	394	488,217
4.63%, 05/15/23(b)	USD	1,578	1,621,395
2.75%, 03/15/24	EUR	662	794,265
6.75%, 05/15/24		558	727,105
7.25%, 05/15/24(b)	USD	3,707	4,073,066
6.00%, 02/15/25(b)		6,244	6,626,445
4.75%, 07/15/27	GBP	620	838,604
Ball Corp.:
4.38%, 12/15/20	USD	675	708,750
5.00%, 03/15/22		400	432,000
4.00%, 11/15/23		390	400,725
4.38%, 12/15/23	EUR	615	821,870
5.25%, 07/01/25	USD	1,050	1,153,688
Berry Global, Inc.:
5.50%, 05/15/22		150	155,625
5.13%, 07/15/23		600	630,000
BWAY Holding Co., 5.50%, 04/15/24(b)		3,612	3,765,510
Cascades, Inc., 5.50%, 07/15/22(b)		425	437,750
Crown Americas LLC, 4.50%, 01/15/23		750	780,825
Crown European Holdings SA, 3.38%, 05/15/25	EUR	289	358,845
Horizon Holdings I SAS, 7.25%, 08/01/23		975	1,209,551
Horizon Parent Holdings SARL, 8.25% (8.25% Cash or 8.25% PIK), 02/15/22(h)		625	778,083
JH-Holding Finance SA, 8.25% (8.25% Cash or 9.00% PIK, 12/01/22(h)		494	623,403
Kleopatra Holdings 1 SCA, 8.50% (8.50% Cash or 9.25% PIK), 06/30/23(h)		210	246,341
OI European Group BV, 3.13%, 11/15/24		291	354,245
Owens-Brockway Glass Container, Inc.(b):
5.00%, 01/15/22	USD	350	370,125
5.88%, 08/15/23		450	493,875
Plastipak Holdings, Inc., 6.25%, 10/15/25(b)		350	356,930
Reynolds Group Issuer, Inc.:
5.75%, 10/15/20		4,893	4,978,676
6.88%, 02/15/21		554	568,702
(LIBOR USD 3 Month + 3.50%), 4.86%, 07/15/21(b)(g)		1,984	2,023,680
5.13%, 07/15/23(b)		1,186	1,234,745
7.00%, 07/15/24(b)		4,646	4,959,605
Sealed Air Corp.:
4.88%, 12/01/22(b)		850	901,000
5.25%, 04/01/23(b)		470	505,250
4.50%, 09/15/23	EUR	287	382,787
Silgan Holdings, Inc., 3.25%, 03/15/25		410	496,167
Verallia Packaging SASU, 5.13%, 08/01/22		775	954,102

			49,913,454
Distributors — 0.0%
American Builders & Contractors Supply Co., Inc., 5.63%, 04/15/21(b)	USD	19	19,499
American Tire Distributors, Inc., 10.25%, 03/01/22(b)		1,580	1,649,125
Autodis SA:
(EURIBOR 3 Month + 4.38%), 4.38%, 05/01/22(g)	EUR	450	537,207
LKQ Corp., 4.75%, 05/15/23	USD	400	411,000
Tewoo Group No. 4 Ltd., 3.70%, 10/17/18		905	907,710
VWR Funding, Inc., 4.63%, 04/15/22	EUR	200	242,394

			3,766,935

Security		Par (000)	Value
Diversified Consumer Services — 0.1%
Board of Trustees of Leland Stanford Junior University (The), 3.65%, 05/01/48	USD	1,243	$1,293,646
Cognita Financing plc, 7.75%, 08/15/21	GBP	1,232	1,702,550
Laureate Education, Inc., 8.25%, 05/01/25(b)	USD	995	1,070,869
Massachusetts Institute of Technology, 4.68%, 07/01/2114		340	387,830
Northwestern University, 3.66%, 12/01/57		483	490,026
Princeton University, 5.70%, 03/01/39		150	201,732
Service Corp. International, 5.38%, 05/15/24		550	580,250
ServiceMaster Co. LLC (The), 5.13%, 11/15/24(b)		1,680	1,730,400
Sotheby’s, 5.25%, 10/01/22(b)		1,219	1,250,999
University of Southern California, 3.84%, 10/01/47		1,025	1,074,385

			9,782,687
Diversified Financial Services — 0.8%
AIG Global Funding, 1.95%, 10/18/19(b)		1,755	1,752,586
Anchorage Capital CLO 7 Ltd., (LIBOR USD 3 Month + 0.96%), 2.32%, 10/15/27(g)		10,000	10,003,067
APICORP Sukuk Ltd., 3.14%, 11/01/22		1,600	1,604,000
Arrow Global Finance plc:
5.13%, 09/15/24	GBP	175	241,166
(EURIBOR 3 Month + 2.88%), 2.88%, 04/01/25(g)	EUR	424	493,896
Banca IFIS SpA, (EUR Swap Annual 5 Year + 4.25%), 4.50%, 10/17/27(g)		3,300	3,934,339
Bear Stearns Cos. LLC (The), 7.25%, 02/01/18.	USD	1,430	1,449,502
Berkshire Hathaway, Inc.:
2.75%, 03/15/23		1,010	1,024,063
3.13%, 03/15/26		2,180	2,206,817
4.50%, 02/11/43		2,180	2,462,935
Cabot Financial Luxembourg SA:
6.50%, 04/01/21	GBP	200	274,263
7.50%, 10/01/23		340	494,470
CK Hutchison International 16 Ltd., 1.88%, 10/03/21(b)	USD	905	877,986
CK Hutchison International 17 Ltd.:
2.88%, 04/05/22		4,700	4,720,238
3.50%, 04/05/27		4,100	4,140,440
FBM Finance, Inc., 8.25%, 08/15/21(b)		855	909,506
Garfunkelux Holdco 3 SA, (EURIBOR 3 Month + 3.50%), 3.50%, 09/01/23(g)	EUR	276	322,174
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	USD	3,925	4,196,576
Gilbert Park CLO Ltd., (LIBOR USD 3 Month + 1.19%), 2.55%, 10/15/30(c)(g)		2,250	2,250,000
Goodman HK Finance, 4.38%, 06/19/24		2,200	2,312,931
HBOS Capital Funding LP:
6.85%, 12/23/17(i)		5,130	5,258,250
Hutchison Whampoa International 11 Ltd., 4.63%, 01/13/22		1,663	1,768,737
Hutchison Whampoa International 14 Ltd., 3.63%, 10/31/24		7,000	7,228,550
Jefferies Finance LLC(b):
7.38%, 04/01/20		1,915	1,977,238
6.88%, 04/15/22		1,151	1,162,510
JPMorgan Chase Capital XXIII, (LIBOR USD 3 Month + 1.00%), 2.32%, 05/15/47(g)		37,555	34,268,938
LHC3 plc, 4.13% (4.13% Cash or 4.88% PIK), 08/15/24(h)	EUR	1,056	1,270,945
Mercury Bondco plc(h):
7.13% (7.13% Cash or 7.88% PIK), 05/30/21		1,000	1,214,053
8.25% (8.25% Cash or 9.00% PIK), 05/30/21		989	1,215,106

20

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Diversified Financial Services (continued)
National Rural Utilities Cooperative Finance Corp.:
10.38%, 11/01/18	USD	500	$542,049
2.35%, 06/15/20		400	402,252
2.40%, 04/25/22		1,200	1,202,478
3.05%, 04/25/27		1,400	1,397,876
Nationstar Mortgage LLC, 6.50%, 07/01/21		375	380,625
ORIX Corp., 2.90%, 07/18/22		415	416,384
Perusahaan Penerbit SBSN Indonesia III, 4.33%, 05/28/25		1,500	1,569,750
ProGroup AG:
5.13%, 05/01/22	EUR	881	1,072,926
2.50%, 03/31/24(a)		263	308,684
Shell International Finance BV:
2.13%, 05/11/20	USD	500	502,273
1.88%, 05/10/21		6,600	6,549,469
4.13%, 05/11/35		1,250	1,339,795
6.38%, 12/15/38		560	768,295
4.00%, 05/10/46		2,700	2,759,138
Synchrony Bank, 3.00%, 06/15/22		1,565	1,562,163
Tempo Acquisition LLC, 6.75%, 06/01/25(b)		1,347	1,363,838
VFH Parent LLC, 6.75%, 06/15/22(b)		355	369,129
Voya Financial, Inc., (LIBOR USD 3 Month + 3.58%), 5.65%, 05/15/53(g)		500	527,500
Yufu Eternity Ltd., 5.63%, 11/26/17	CNY	8,000	1,204,361

			125,274,267
Diversified Telecommunication Services — 1.2%
AT&T, Inc.:
5.50%, 02/01/18	USD	2,000	2,018,956
2.38%, 11/27/18		2,000	2,010,809
3.20%, 03/01/22		490	498,538
2.85%, 02/14/23		2,730	2,711,491
Bakrie Telecom Pte. Ltd., 11.50%, 05/07/15(j)		1,000	20,000
CCO Holdings LLC:
5.25%, 03/15/21		450	459,000
5.25%, 09/30/22		800	824,000
5.13%, 02/15/23		1,000	1,032,500
4.00%, 03/01/23(b)		1,877	1,903,991
5.13%, 05/01/23(b)		800	834,000
5.75%, 01/15/24		425	441,469
5.88%, 04/01/24(b)		1,000	1,065,000
5.38%, 05/01/25(b)		1,200	1,245,000
5.75%, 02/15/26(b)		1,500	1,568,250
5.50%, 05/01/26(b)		800	820,000
5.13%, 05/01/27(b)		18,210	18,392,100
5.88%, 05/01/27(b)		630	659,736
5.00%, 02/01/28(b)		4,187	4,155,598
Cellnex Telecom SA, 2.38%, 01/16/24	EUR	400	485,883
CenturyLink, Inc.:
5.63%, 04/01/20	USD	590	615,075
6.45%, 06/15/21		4,195	4,426,186
5.80%, 03/15/22		1,544	1,567,160
6.75%, 12/01/23		2,159	2,245,900
7.50%, 04/01/24		690	733,125
5.63%, 04/01/25		750	731,250
7.60%, 09/15/39		1,135	1,047,037
7.65%, 03/15/42		1,697	1,548,513
Cincinnati Bell, Inc., 7.00%, 07/15/24(b)		2,512	2,505,720
Consolidated Communications, Inc., 6.50%, 10/01/22		350	343,000
Deutsche Telekom International Finance BV(b):
1.95%, 09/19/21		1,020	996,064
2.82%, 01/19/22		1,600	1,610,213

Security	Par (000)		Value
Diversified Telecommunication Services (continued)
eircom Finance DAC, 4.50%, 05/31/22	EUR	625	$758,186
Embarq Corp., 8.00%, 06/01/36	USD	1,000	1,008,750
Frontier Communications Corp.:
7.13%, 03/15/19		55	55,277
8.50%, 04/15/20		375	370,781
9.25%, 07/01/21		250	223,125
6.25%, 09/15/21		1,425	1,168,500
8.75%, 04/15/22		200	164,750
10.50%, 09/15/22		1,435	1,252,037
7.13%, 01/15/23		1,018	781,630
7.63%, 04/15/24		4,362	3,336,930
6.88%, 01/15/25		9,524	7,080,523
11.00%, 09/15/25		2,530	2,147,338
9.00%, 08/15/31		450	349,875
Intelsat Jackson Holdings SA:
5.50%, 08/01/23		1,177	1,003,393
8.00%, 02/15/24(b)		1,040	1,102,400
9.75%, 07/15/25(b)		988	994,175
Koninklijke KPN NV:
6.12%, 09/14/18(a)(i)	EUR	893	1,089,621
(GBP Swap 5 Year + 5.51%), 6.88%, 03/14/73(g)	GBP	410	599,404
(USD Swap Semi 10 Year + 5.33%), 7.00%, 03/28/73(b)(g)	USD	200	227,240
Level 3 Communications, Inc., 5.75%, 12/01/22		400	411,000
Level 3 Financing, Inc.:
6.13%, 01/15/21		25	25,503
5.38%, 08/15/22		2,691	2,772,484
5.63%, 02/01/23		2,955	3,051,037
5.13%, 05/01/23		3,829	3,919,939
5.38%, 01/15/24		2,267	2,354,846
5.38%, 05/01/25		2,174	2,271,830
5.25%, 03/15/26		2,069	2,138,208
Orange SA(g)(i):
(EUR Swap Annual 5 Year + 3.36%), 4.00%, 10/01/21	EUR	1,017	1,310,462
(GBP Swap 5 Year + 3.35%), 5.75%, 04/01/23	GBP	300	444,167
OTE plc, 3.50%, 07/09/20	EUR	1,296	1,596,209
Sable International Finance Ltd., 6.88%, 08/01/22(b)	USD	545	584,513
SFR Group SA:
5.38%, 05/15/22	EUR	1,448	1,762,604
6.00%, 05/15/22(b)	USD	5,726	5,969,355
6.25%, 05/15/24(b)		1,000	1,047,500
7.38%, 05/01/26(b)		15,276	16,421,700
Sprint Capital Corp.:
6.90%, 05/01/19		1,295	1,366,225
6.88%, 11/15/28		6,393	6,820,532
8.75%, 03/15/32		5,959	7,225,287
Telecom Italia Capital SA:
7.00%, 06/04/18		725	744,067
7.18%, 06/18/19		225	242,719
6.38%, 11/15/33		1,565	1,815,400
6.00%, 09/30/34		8,243	9,234,880
7.20%, 07/18/36		2,015	2,496,585
7.72%, 06/04/38		216	279,450
Telecom Italia Finance SA, 7.75%, 01/24/33	EUR	527	955,682
Telecom Italia SpA:
1.13%, 03/26/22(k)		900	1,044,434
5.88%, 05/19/23	GBP	700	1,086,940
3.63%, 01/19/24	EUR	1,000	1,327,100
5.30%, 05/30/24(b)	USD	1,740	1,874,850

21

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Diversified Telecommunication Services (continued)
Telesat Canada, 8.88%, 11/15/24(b)	USD	1,732	$1,939,840
Verizon Communications, Inc.:
2.95%, 03/15/22		1,670	1,696,110
1.38%, 10/27/26	EUR	1,025	1,206,078
1.88%, 10/26/29		500	591,494
3.38%, 10/27/36	GBP	1,000	1,307,553
2.88%, 01/15/38	EUR	625	749,751
Virgin Media Finance plc:
6.38%, 04/15/23(b)	USD	400	417,000
6.00%, 10/15/24(b)		500	523,750
4.50%, 01/15/25	EUR	274	337,362
5.75%, 01/15/25(b)	USD	5,236	5,406,170
Virgin Media Secured Finance plc:
5.13%, 01/15/25	GBP	200	280,240
5.25%, 01/15/26(b)	USD	2,465	2,557,930
5.50%, 08/15/26(b)		500	523,125
4.88%, 01/15/27	GBP	812	1,120,431
6.25%, 03/28/29		1,043	1,509,934
Wind Acquisition Finance SA:
6.50%, 04/30/20(b)	USD	200	206,820
4.00%, 07/15/20	EUR	1,717	2,020,048
7.00%, 04/23/21		500	604,004
7.38%, 04/23/21(b)	USD	4,580	4,757,704
Windstream Services LLC:
7.75%, 10/15/20		500	447,500
7.75%, 10/01/21		575	434,125
6.38%, 08/01/23		450	327,375

			194,789,351
Electric Utilities — 0.8%
1MDB Energy Ltd., 5.99%, 05/11/22		8,700	9,439,370
AES Panama SRL, 6.00%, 06/25/22(b)		11,544	12,135,630
Alabama Power Co.:
3.75%, 03/01/45		630	641,380
4.30%, 01/02/46		700	762,952
Arizona Public Service Co.:
2.95%, 09/15/27		1,200	1,186,113
4.70%, 01/15/44		250	281,405
4.35%, 11/15/45		400	437,086
CenterPoint Energy Houston Electric LLC, 2.40%, 09/01/26		1,300	1,239,460
Commonwealth Edison Co.:
2.95%, 08/15/27		800	795,000
4.35%, 11/15/45		1,000	1,103,704
Connecticut Light & Power Co. (The), 4.30%, 04/15/44		125	139,468
ContourGlobal Power Holdings SA, 5.13%, 06/15/21	EUR	300	367,302
DPL, Inc., 7.25%, 10/15/21	USD	150	165,600
Drax Finco plc, 4.25%, 05/01/22	GBP	272	374,009
DTE Electric Co.:
4.30%, 07/01/44	USD	250	272,640
3.70%, 03/15/45		320	316,824
3.75%, 08/15/47		700	708,447
Duke Energy Carolinas LLC, 6.05%, 04/15/38		805	1,063,693
Duke Energy Corp., 3.55%, 09/15/21		1,000	1,040,742
Duke Energy Florida LLC:
3.10%, 08/15/21		1,780	1,834,448
3.40%, 10/01/46		2,000	1,903,500
Duke Energy Progress LLC:
4.10%, 05/15/42		515	544,341
4.15%, 12/01/44		500	536,349
4.20%, 08/15/45		750	805,558

Security	Par (000)		Value
Electric Utilities (continued)
Emera US Finance LP, 2.15%, 06/15/19	USD	585	$584,635
Emera, Inc., (LIBOR USD 3 Month + 5.44%), 6.75%, 06/15/76(g)		6,725	7,700,797
Enel Americas SA, 4.00%, 10/25/26		7,217	7,343,298
Enel Finance International NV, 2.88%, 05/25/22(b)		515	518,079
Enel SpA(f):
(USD Swap Semi 5 Year + 5.88%), 8.75%, 09/24/73(b)		800	988,000
(EUR Swap Annual 5 Year + 5.24%), 6.50%, 01/10/74	EUR	716	893,458
(EUR Swap Annual 5 Year + 3.65%), 5.00%, 01/15/75		600	761,812
(GBP Swap 5 Year + 5.66%), 7.75%, 09/10/75	GBP	195	296,618
Entergy Arkansas, Inc., 3.50%, 04/01/26	USD	2,000	2,068,481
Entergy Louisiana LLC, 3.12%, 09/01/27		1,600	1,609,364
Eversource Energy, 2.75%, 03/15/22		2,245	2,264,724
FirstEnergy Corp., 2.85%, 07/15/22		664	663,909
Florida Power & Light Co., 3.80%, 12/15/42		1,475	1,528,809
Gas Natural Fenosa Finance BV, (EUR Swap Annual 8 Year + 3.35%), 4.12%, 11/18/22(g)(i)	EUR	1,400	1,773,484
Georgia Power Co.:
2.00%, 09/08/20	USD	2,170	2,166,618
2.85%, 05/15/22		670	678,928
5.95%, 02/01/39		470	588,856
4.30%, 03/15/42		500	523,093
Gulf Power Co., 3.30%, 05/30/27		1,600	1,617,123
Kallpa Generacion SA, 4.88%, 05/24/26		11,645	12,314,588
MidAmerican Energy Co., 6.75%, 12/30/31		575	781,029
Minejesa Capital BV, 4.63%, 08/10/30		2,825	2,886,452
NextEra Energy Capital Holdings, Inc.:
1.65%, 09/01/18		740	738,973
2.30%, 04/01/19		895	897,856
NextEra Energy Operating Partners LP(b):
4.25%, 09/15/24		1,153	1,164,530
4.50%, 09/15/27		400	402,500
Northern States Power Co., 4.13%, 05/15/44		530	559,652
NSTAR Electric Co.:
3.20%, 05/15/27		2,800	2,843,456
4.40%, 03/01/44		250	277,283
Oklahoma Gas & Electric Co.:
3.90%, 05/01/43		250	246,687
4.15%, 04/01/47		800	854,441
Oncor Electric Delivery Co. LLC:
6.80%, 09/01/18		483	502,608
2.95%, 04/01/25		750	747,378
5.30%, 06/01/42		500	613,862
Pacific Gas & Electric Co.:
6.05%, 03/01/34		1,585	1,968,900
5.80%, 03/01/37		250	306,384
4.75%, 02/15/44		295	330,909
4.00%, 12/01/46		1,000	1,001,347
PacifiCorp:
2.95%, 06/01/23		300	307,370
6.35%, 07/15/38		310	422,443
Pampa Energia SA, 7.38%, 07/21/23(b)		5,795	6,336,833
PECO Energy Co., 5.95%, 10/01/36		865	1,128,068
Potomac Electric Power Co., 4.15%, 03/15/43		1,050	1,121,928
PPL Electric Utilities Corp.:
4.15%, 10/01/45		500	542,238
3.95%, 06/01/47		1,200	1,262,404
Public Service Co. of Colorado:
4.30%, 03/15/44		450	491,800
3.80%, 06/15/47		500	512,081

22

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Electric Utilities (continued)
Public Service Electric & Gas Co., 3.00%, 05/15/27	USD	4,100	$4,103,235
Sierra Pacific Power Co., 2.60%, 05/01/26		2,100	2,034,801
South Carolina Electric & Gas Co., 4.50%, 06/01/64		915	909,093
Southern California Edison Co.:
6.05%, 03/15/39		1,665	2,230,223
4.65%, 10/01/43		300	350,323
4.00%, 04/01/47		300	321,541
Southern Co. (The), (LIBOR USD 3 Month + 3.63%), 5.50%, 03/15/57(g)		4,425	4,707,390
Southwestern Public Service Co., 3.70%, 08/15/47		700	699,870
SPIC 2016 US dollar Bond Co. Ltd., 3.88%, 12/06/26		1,125	1,171,225
Tampa Electric Co., 6.15%, 05/15/37		250	317,000
Union Electric Co., 2.95%, 06/15/27		1,500	1,494,016
Virginia Electric & Power Co.:
2.95%, 01/15/22		965	985,546
8.88%, 11/15/38		400	679,937
4.65%, 08/15/43		450	510,623
4.20%, 05/15/45		500	540,619
Viridian Group FinanceCo plc, 4.00%, 09/15/25	EUR	577	677,159
Westar Energy, Inc., 5.10%, 07/15/20	USD	500	536,438
Wisconsin Electric Power Co., 2.95%, 09/15/21		1,000	1,018,182

			137,516,328
Electrical Equipment — 0.1%
General Cable Corp., 5.75%, 10/01/22		425	435,625
GrafTech International Ltd., 6.38%, 11/15/20		413	406,289
Hubbell, Inc., 3.15%, 08/15/27		800	792,944
Sensata Technologies BV(b):
4.88%, 10/15/23		175	183,750
5.00%, 10/01/25		6,672	7,072,320
Senvion Holding GmbH, 3.88%, 10/25/22	EUR	516	617,592
Vertiv Group Corp., 9.25%, 10/15/24(b)	USD	4,002	4,382,190

			13,890,710
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp.:
2.55%, 01/30/19		1,000	1,007,476
2.20%, 04/01/20		1,030	1,029,568
Belden, Inc.:
5.50%, 04/15/23	EUR	21	25,687
4.13%, 10/15/26		320	401,268
CDW LLC:
5.00%, 09/01/23	USD	1,841	1,921,544
5.50%, 12/01/24		1,480	1,639,100
5.00%, 09/01/25		375	393,281
Flex Ltd., 4.63%, 02/15/20		1,500	1,565,274
Ingram Micro, Inc., 5.45%, 12/15/24		375	383,321
TPK Holding Co. Ltd., 0.00%, 04/08/20(d)(k)		8,750	8,990,625
Tyco Electronics Group SA:
3.70%, 02/15/26		1,110	1,151,847
3.13%, 08/15/27		395	392,309

			18,901,300
Energy Equipment & Services — 0.3%
Diamond Offshore Drilling, Inc.:
7.88%, 08/15/25		930	995,100
5.70%, 10/15/39		325	273,000
4.88%, 11/01/43		500	375,000
Ensco Jersey Finance Ltd., 3.00%, 01/31/24(b)(k)		1,024	865,280
Ensco plc:
4.50%, 10/01/24		525	430,500
5.20%, 03/15/25		570	480,225
5.75%, 10/01/44		700	477,750

Security		Par (000)	Value
Energy Equipment & Services (continued)
Halliburton Co., 2.00%, 08/01/18	USD	500	$500,908
Hilong Holding Ltd., 7.25%, 06/22/20		2,882	2,878,300
McDermott International, Inc., 8.00%, 05/01/21(b)		300	309,750
Nabors Industries, Inc.:
5.00%, 09/15/20		500	505,000
4.63%, 09/15/21		500	482,900
5.50%, 01/15/23		425	405,344
0.75%, 01/15/24(b)(k)		1,215	896,062
Noble Holding International Ltd.:
4.63%, 03/01/21		46	42,550
7.75%, 01/15/24		1,669	1,493,755
7.70%, 04/01/25		524	455,880
5.25%, 03/15/42		325	206,375
Oil and Gas Holding Co. BSCC (The), 7.50%, 10/25/27		950	985,663
Parker Drilling Co., 7.50%, 08/01/20		784	710,990
PHI, Inc., 5.25%, 03/15/19		300	297,000
Precision Drilling Corp.:
6.50%, 12/15/21		620	626,200
5.25%, 11/15/24		300	278,250
Rowan Cos., Inc.:
4.88%, 06/01/22		1,055	994,337
4.75%, 01/15/24		1,383	1,227,413
7.38%, 06/15/25		3,988	4,017,830
Schlumberger Holdings Corp., 3.00%, 12/21/20(b)		1,250	1,277,543
SESI LLC:
7.13%, 12/15/21		525	536,812
7.75%, 09/15/24(b)		365	377,775
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24(b)		495	533,363
Transocean Proteus Ltd., 6.25%, 12/01/24(b)		428	448,341
Transocean, Inc.:
6.00%, 03/15/18		754	764,104
5.80%, 10/15/22		4,180	4,085,950
9.00%, 07/15/23(b)		4,410	4,784,850
7.50%, 01/15/26(b)		1,431	1,473,930
7.50%, 04/15/31		500	446,250
6.80%, 03/15/38		1,290	1,048,125
Trinidad Drilling Ltd., 6.63%, 02/15/25(b)		1,696	1,649,360
Unit Corp., 6.63%, 05/15/21		500	501,875
Vallourec SA, 6.63%, 10/15/22	EUR	481	578,278
Weatherford International LLC, 6.80%, 06/15/37	USD	122	103,700
Weatherford International Ltd.:
7.75%, 06/15/21		3,295	3,393,850
8.25%, 06/15/23		840	844,200
9.88%, 02/15/24		787	842,090
6.50%, 08/01/36		1,520	1,265,400
7.00%, 03/15/38		595	517,650
5.95%, 04/15/42		141	111,390

			46,796,198
Equity Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp.:
2.80%, 06/01/20		1,384	1,403,437
3.45%, 09/15/21		2,080	2,140,932
Crown Castle International Corp.:
3.40%, 02/15/21		802	824,370
3.20%, 09/01/24		1,855	1,843,325
CyrusOne LP, 5.00%, 03/15/24(b)		1,883	1,974,796
Equinix, Inc.:
5.38%, 01/01/22		857	895,419
5.38%, 04/01/23		2,385	2,462,513
5.75%, 01/01/25		400	429,000
2.88%, 10/01/25	EUR	592	707,258
5.88%, 01/15/26	USD	740	801,975
5.38%, 05/15/27		855	915,919

23

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Equity Real Estate Investment Trusts (REITs) (continued)
ERP Operating LP:
4.75%, 07/15/20	USD	730	$775,650
2.85%, 11/01/26		1,385	1,353,227
ESH Hospitality, Inc., 5.25%, 05/01/25(b)		845	873,519
FelCor Lodging LP, 5.63%, 03/01/23		250	258,437
GEO Group, Inc. (The):
5.13%, 04/01/23		135	137,363
5.88%, 10/15/24		1,310	1,369,343
6.00%, 04/15/26		195	203,775
Iron Mountain Europe plc, 6.13%, 09/15/22	GBP	140	194,308
Iron Mountain, Inc.:
4.38%, 06/01/21(b)	USD	300	308,250
6.00%, 08/15/23		200	210,500
5.75%, 08/15/24		850	871,250
3.00%, 01/15/25	EUR	100	118,302
4.88%, 09/15/27(b)	USD	700	708,967
iStar, Inc., 5.00%, 07/01/19		725	732,250
MGM Growth Properties Operating Partnership LP:
5.63%, 05/01/24		7,027	7,589,160
4.50%, 09/01/26		2,488	2,497,330
MPT Operating Partnership LP:
6.38%, 03/01/24		255	275,719
5.25%, 08/01/26		355	369,619
5.00%, 10/15/27		1,015	1,042,912
Public Storage:
2.37%, 09/15/22		2,500	2,485,316
3.09%, 09/15/27		1,500	1,490,737
SBA Communications Corp.:
4.88%, 07/15/22		350	361,375
4.00%, 10/01/22(b)		3,494	3,546,410
4.88%, 09/01/24		810	832,275
Uniti Group LP:
6.00%, 04/15/23(b)		340	340,425
8.25%, 10/15/23		1,015	976,937
Ventas Realty LP, 2.00%, 02/15/18		1,250	1,250,977
Vornado Realty LP, 2.50%, 06/30/19		387	389,023
Welltower, Inc., 2.25%, 03/15/18		810	811,866

			46,774,166
Food & Staples Retailing — 0.1%
Albertsons Cos. LLC:
6.63%, 06/15/24		1,406	1,321,640
5.75%, 03/15/25		1,138	1,001,440
Alimentation Couche-Tard, Inc., 2.70%, 07/26/22(b)		955	953,727
Casino Guichard Perrachon SA:
4.56%, 01/25/23	EUR	2,600	3,448,872
4.50%, 03/07/24		1,000	1,316,453
Costco Wholesale Corp., 2.75%, 05/18/24	USD	1,600	1,611,901
Ingles Markets, Inc., 5.75%, 06/15/23		500	491,250
New Albertson’s, Inc., 7.45%, 08/01/29		700	579,250
Rite Aid Corp.:
9.25%, 03/15/20		600	610,500
6.75%, 06/15/21		550	546,563
6.13%, 04/01/23(b)		2,145	1,994,850
Safeway, Inc., 7.25%, 02/01/31		200	173,000
Tesco plc(b):
5.50%, 11/15/17		1,000	1,000,891
6.15%, 11/15/37		700	757,608

Security		Par (000)	Value
Food & Staples Retailing (continued)
US Foods, Inc., 5.88%, 06/15/24(b)	USD	400	$422,500
Walgreens Boots Alliance, Inc., 2.70%, 11/18/19		3,980	4,022,277
Wal-Mart Stores, Inc.:
1.90%, 12/15/20		2,160	2,155,450
7.55%, 02/15/30		445	648,171
3.63%, 12/15/47		805	822,872

			23,879,215
Food Products — 0.3%
Arcor SAIC, 6.00%, 07/06/23(b)		8,494	9,139,544
B&G Foods, Inc.:
4.63%, 06/01/21		475	484,500
5.25%, 04/01/25		411	419,734
Bestfoods, 6.63%, 04/15/28		125	160,637
China Huiyuan Juice Group Ltd., 6.50%, 08/16/20		1,000	995,345
Chobani LLC, 7.50%, 04/15/25(b)		1,490	1,618,512
Danone SA, 1.75%, 06/23/23(a)(i)	EUR	300	350,989
Darling Global Finance BV, 4.75%, 05/30/22		416	506,384
Dean Foods Co., 6.50%, 03/15/23(b)	USD	500	501,250
Grupo Bimbo SAB de CV:
4.50%, 01/25/22		6,813	7,233,216
JBS USA LUX SA(b):
8.25%, 02/01/20		100	100,875
7.25%, 06/01/21		1,200	1,223,376
5.88%, 07/15/24		1,645	1,616,213
5.75%, 06/15/25		3,043	2,951,710
Kraft Heinz Foods Co., 2.00%, 07/02/18		1,000	1,001,270
Lamb Weston Holdings, Inc.(b):
4.63%, 11/01/24		477	498,465
4.88%, 11/01/26		800	841,000
Mead Johnson Nutrition Co., 4.13%, 11/15/25		1,000	1,069,690
Pilgrim’s Pride Corp.(b):
5.75%, 03/15/25		1,352	1,431,430
5.88%, 09/30/27		1,349	1,402,960
Post Holdings, Inc.(b):
6.00%, 12/15/22		400	419,000
5.50%, 03/01/25		1,335	1,391,738
5.00%, 08/15/26		3,526	3,543,630
5.75%, 03/01/27		1,963	2,039,066
Simmons Foods, Inc., 5.75%, 11/01/24(b)		385	386,810
TreeHouse Foods, Inc., 6.00%, 02/15/24(b)		530	567,100
Tyson Foods, Inc., 2.25%, 08/23/21		790	783,752
Unilever Capital Corp., 2.60%, 05/05/24		2,000	1,977,755

			44,655,951
Gas Utilities — 0.0%
AmeriGas Partners LP:
5.63%, 05/20/24		550	579,562
5.50%, 05/20/25		500	511,250
5.88%, 08/20/26		500	520,000
5.75%, 05/20/27		350	357,438
Atmos Energy Corp.:
4.15%, 01/15/43		395	416,796
4.13%, 10/15/44		270	286,556
Dominion Energy Gas Holdings LLC, 4.60%, 12/15/44		450	482,958
ENN Energy Holdings Ltd., 3.25%, 07/24/22		2,155	2,166,820
Ferrellgas LP:
6.50%, 05/01/21		100	95,000
6.75%, 06/15/23		200	186,000
Piedmont Natural Gas Co., Inc., 3.64%, 11/01/46		300	288,694
Southern California Gas Co., 3.15%, 09/15/24 .		800	817,950
Suburban Propane Partners LP, 5.50%, 06/01/24		350	348,250

			7,057,274

24

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Health Care Equipment & Supplies — 0.3%
3AB Optique Developpement SAS, 4.00%, 10/01/23	EUR	356	$420,951
Abbott Laboratories:
2.35%, 11/22/19	USD	1,205	1,212,446
2.90%, 11/30/21		720	731,241
Avantor, Inc.:
4.75%, 10/01/24	EUR	735	873,296
6.00%, 10/01/24(b)	USD	10,031	10,231,620
Becton Dickinson and Co., 2.40%, 06/05/20		1,005	1,006,559
Danaher Corp., 3.35%, 09/15/25		2,000	2,075,668
DJO Finco, Inc., 8.13%, 06/15/21(b)		548	523,340
Hologic, Inc., 5.25%, 07/15/22(b)		2,774	2,895,362
Kinetic Concepts, Inc., 7.88%, 02/15/21(b)		450	469,125
Mallinckrodt International Finance SA:
4.88%, 04/15/20(b)		1,179	1,177,526
5.75%, 08/01/22(b)		651	637,166
4.75%, 04/15/23		350	294,875
5.63%, 10/15/23(b)		3,141	2,932,909
5.50%, 04/15/25(b)		3,095	2,777,763
Medtronic, Inc.:
3.15%, 03/15/22		5,000	5,155,460
3.50%, 03/15/25		2,000	2,076,994
4.38%, 03/15/35		1,997	2,205,934
4.63%, 03/15/45		2,000	2,265,907
Sterigenics-Nordion Holdings LLC, 6.50%, 05/15/23(b)		113	117,802
Stryker Corp., 2.00%, 03/08/19		965	967,088

			41,049,032
Health Care Providers & Services — 0.9%
Acadia Healthcare Co., Inc.:
5.63%, 02/15/23		2,397	2,461,719
6.50%, 03/01/24		240	252,900
Aetna, Inc.:
2.20%, 03/15/19		760	762,302
2.75%, 11/15/22		1,450	1,459,056
2.80%, 06/15/23		4,220	4,193,650
6.75%, 12/15/37		550	732,588
3.88%, 08/15/47		370	352,479
AHS Hospital Corp., 5.02%, 07/01/45		127	150,731
Anthem, Inc., 2.30%, 07/15/18		1,000	1,003,640
Ascension Health, 3.95%, 11/15/46		500	513,324
Centene Corp.:
5.63%, 02/15/21		3,114	3,230,775
4.75%, 05/15/22		775	811,812
6.13%, 02/15/24		1,415	1,521,125
4.75%, 01/15/25		4,220	4,357,150
CHS/Community Health Systems, Inc.:
8.00%, 11/15/19		800	762,000
7.13%, 07/15/20		1,372	1,190,210
5.13%, 08/01/21		1,025	996,812
6.25%, 03/31/23		4,594	4,421,725
DaVita, Inc.:
5.75%, 08/15/22		1,000	1,031,250
5.13%, 07/15/24		2,994	3,001,485
5.00%, 05/01/25		1,075	1,058,875
Envision Healthcare Corp.:
5.13%, 07/01/22(b)		15,345	15,575,175
5.63%, 07/15/22		2,624	2,669,920
6.25%, 12/01/24(b)		480	498,600
HCA Healthcare, Inc., 6.25%, 02/15/21		125	134,531
HCA, Inc.:
3.75%, 03/15/19		1,100	1,116,500
4.25%, 10/15/19		300	309,000
6.50%, 02/15/20		4,229	4,556,748

Security	Par (000)		Value
Health Care Providers & Services (continued)
HCA, Inc.: (continued)
7.50%, 02/15/22	USD	2,657	$3,015,695
4.75%, 05/01/23		900	941,625
5.88%, 05/01/23		5,324	5,703,335
5.00%, 03/15/24		6,575	6,928,406
5.38%, 02/01/25		5,104	5,263,500
5.25%, 04/15/25		2,040	2,172,600
5.88%, 02/15/26		2,332	2,451,515
5.25%, 06/15/26		2,150	2,287,062
4.50%, 02/15/27		1,504	1,517,160
5.50%, 06/15/47		5,484	5,579,970
HealthSouth Corp., 5.75%, 11/01/24		2,078	2,127,353
HomeVi SAS, 6.88%, 08/15/21	EUR	211	253,771
Howard Hughes Medical Institute, 3.50%, 09/01/23	USD	805	845,851
Kaiser Foundation Hospitals, 3.15%, 05/01/27		1,986	2,002,820
Kindred Healthcare, Inc.:
8.00%, 01/15/20		500	505,000
6.38%, 04/15/22		600	555,300
8.75%, 01/15/23		350	341,250
Laboratory Corp. of America Holdings, 2.63%, 02/01/20		1,000	1,008,202
LifePoint Health, Inc.:
5.50%, 12/01/21		800	815,000
5.88%, 12/01/23		330	339,141
MEDNAX, Inc., 5.25%, 12/01/23(b)		505	525,200
Memorial Sloan-Kettering Cancer Center, 4.20%, 07/01/55		200	210,624
Molina Healthcare, Inc., 5.38%, 11/15/22		430	447,415
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(b)		2,851	3,068,389
Northwell Healthcare, Inc., 4.26%, 11/01/47		181	180,959
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 05/01/23(b)		1,184	1,243,200
Select Medical Corp., 6.38%, 06/01/21		500	514,375
SP Finco LLC, 6.75%, 07/01/25(b)		370	337,625
Surgery Center Holdings, Inc., 8.88%, 04/15/21(b)		590	603,275
Synlab Bondco plc, 6.25%, 07/01/22	EUR	1,339	1,662,028
Synlab Unsecured Bondco plc, 8.25%, 07/01/23		582	744,435
Team Health Holdings, Inc., 6.38%, 02/01/25(b)	USD	1,821	1,675,320
Tenet Healthcare Corp.:
4.75%, 06/01/20		356	364,900
6.00%, 10/01/20		2,995	3,144,750
4.50%, 04/01/21		600	606,000
4.38%, 10/01/21		700	697,550
7.50%, 01/01/22(b)		1,555	1,636,637
8.13%, 04/01/22		8,860	8,904,300
6.75%, 06/15/23		196	183,995
4.63%, 07/15/24(b)		2,484	2,443,635
5.13%, 05/01/25(b)		1,699	1,654,401
7.00%, 08/01/25(b)		54	49,478
Unilabs Subholding AB, 5.75%, 05/15/25	EUR	313	376,175
UnitedHealth Group, Inc.:
2.13%, 03/15/21	USD	1,095	1,094,969
3.35%, 07/15/22		6,200	6,447,212
4.63%, 07/15/35		400	453,294
5.95%, 02/15/41		765	1,000,572
4.25%, 03/15/43		410	441,311
4.75%, 07/15/45		1,925	2,227,822
4.20%, 01/15/47		2,000	2,122,912
3.75%, 10/15/47		350	344,243
Universal Hospital Services, Inc., 7.63%, 08/15/20		500	506,250
Vizient, Inc., 10.38%, 03/01/24(b)		1,042	1,187,880
WellCare Health Plans, Inc., 5.25%, 04/01/25		810	852,525

			151,734,294

25

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Health Care Technology — 0.0%
Quintiles IMS, Inc.(b):
4.88%, 05/15/23	USD	550	$572,000
3.25%, 03/15/25	EUR	825	994,780
5.00%, 10/15/26	USD	700	743,750

			2,310,530
Hotels, Restaurants & Leisure — 0.7%
1011778 BC ULC(b):
4.63%, 01/15/22		450	460,485
4.25%, 05/15/24		2,820	2,840,304
5.00%, 10/15/25		10,025	10,212,969
Boyd Gaming Corp.:
6.88%, 05/15/23		500	536,875
6.38%, 04/01/26		530	581,675
Burger King France SAS:
(EURIBOR 3 Month + 5.25%), 5.25%, 05/01/23(g)	EUR	717	858,132
6.00%, 05/01/24		562	711,655
Caesars Entertainment Resort Properties LLC, 8.00%, 10/01/20	USD	9,526	9,740,335
Cedar Fair LP, 5.38%, 04/15/27(b)		380	401,375
Cirsa Funding Luxembourg SA:
5.75%, 05/15/21	EUR	200	245,700
5.88%, 05/15/23		580	710,238
Codere Finance 2 Luxembourg SA, 6.75%, 11/01/21		500	608,657
CPUK Finance Ltd.:
4.25%, 08/28/22	GBP	474	644,337
4.88%, 08/28/25		425	576,177
CRC Escrow Issuer LLC, 5.25%, 10/15/25(b)	USD	4,220	4,247,641
Diamond Resorts International, Inc., 7.75%, 09/01/23(b)		300	324,000
Eldorado Resorts, Inc., 6.00%, 04/01/25		610	643,550
GLP Capital LP:
4.38%, 11/01/18		125	126,125
4.88%, 11/01/20		1,025	1,081,375
5.38%, 11/01/23		250	271,875
5.38%, 04/15/26		1,103	1,193,997
Gohl Capital Ltd., 4.25%, 01/24/27		2,675	2,777,792
Golden Nugget, Inc., 6.75%, 10/15/24(b)		4,204	4,277,570
Hilton Domestic Operating Co., Inc., 4.25%, 09/01/24		720	735,300
Hilton Worldwide Finance LLC:
4.63%, 04/01/25		650	670,312
4.88%, 04/01/27		425	446,250
International Game Technology plc:
5.63%, 02/15/20(b)		200	211,750
6.25%, 02/15/22(b)		500	549,850
4.75%, 02/15/23	EUR	791	1,038,874
6.50%, 02/15/25(b)	USD	1,150	1,290,875
Jack Ohio Finance LLC, 6.75%, 11/15/21(b)		600	640,500
KFC Holding Co.(b):
5.00%, 06/01/24		1,000	1,055,000
5.25%, 06/01/26		1,114	1,183,792
4.75%, 06/01/27		1,242	1,274,603
Ladbrokes Group Finance plc, 5.13%, 09/08/23	GBP	500	690,638
MGM Resorts International:
8.63%, 02/01/19	USD	700	749,875
5.25%, 03/31/20		1,776	1,869,240
6.75%, 10/01/20		8,671	9,538,100
6.63%, 12/15/21		5,280	5,900,400
7.75%, 03/15/22		2,817	3,269,636
6.00%, 03/15/23		950	1,041,580
4.63%, 09/01/26		340	340,000

Security	Par (000)		Value
Hotels, Restaurants & Leisure (continued)
NCL Corp. Ltd., 4.75%, 12/15/21(b)	USD	500	$520,250
NH Hotel Group SA, 3.75%, 10/01/23	EUR	645	795,747
Pinnacle Entertainment, Inc., 5.63%, 05/01/24	USD	550	567,875
Pizzaexpress Financing 2 plc, 6.63%, 08/01/21	GBP	200	258,325
Punch Taverns Finance B Ltd., 7.37%, 09/30/21		54	81,449
Sabre GLBL, Inc.(b):
5.38%, 04/15/23	USD	430	451,001
5.25%, 11/15/23		305	319,488
Schumann SpA, 7.00%, 07/31/23	EUR	230	274,303
Scientific Games International, Inc.:
7.00%, 01/01/22(b)	USD	9,096	9,619,020
10.00%, 12/01/22		4,018	4,444,631
Silversea Cruise Finance Ltd., 7.25%, 02/01/25(b)		380	407,550
Six Flags Entertainment Corp.(b):
4.88%, 07/31/24		2,975	3,060,531
5.50%, 04/15/27		1,457	1,520,744
Snaitech SpA, 6.38%, 11/07/21	EUR	340	426,717
Starbucks Corp., 4.30%, 06/15/45	USD	1,000	1,083,755
Station Casinos LLC, 5.00%, 10/01/25(b)		2,559	2,562,199
Stonegate Pub Co. Financing plc, (LIBOR GBP 3 Month + 4.38%), 4.70%, 03/15/22(g)	GBP	275	366,852
Studio City Co. Ltd.:
7.25%, 11/30/21(b)	USD	2,250	2,407,725
TVL Finance plc, (LIBOR GBP 3 Month + 4.88%), 5.16%, 05/15/23(g)	GBP	294	393,687
Unique Pub Finance Co. plc (The), 6.46%, 03/30/32		500	653,477
Viking Cruises Ltd., 5.88%, 09/15/27(b)	USD	2,152	2,168,140
William Hill plc, 4.88%, 09/07/23	GBP	100	138,526
Wynn Las Vegas LLC(b):
4.25%, 05/30/23	USD	300	312,000
5.50%, 03/01/25		1,300	1,366,625
5.25%, 05/15/27		625	638,281

			111,408,312
Household Durables — 0.1%
Beazer Homes USA, Inc., 8.75%, 03/15/22		505	561,156
Brookfield Residential Properties, Inc.(b):
6.50%, 12/15/20		700	714,875
6.13%, 07/01/22		150	156,562
CalAtlantic Group, Inc.:
6.63%, 05/01/20		2,600	2,860,000
8.38%, 01/15/21		1,941	2,258,839
5.38%, 10/01/22		1,514	1,650,260
5.25%, 06/01/26		361	384,465
K Hovnanian Enterprises, Inc.(b):
10.00%, 07/15/22		398	435,312
10.50%, 07/15/24		600	669,000
Lennar Corp.:
4.50%, 06/15/19		450	462,375
4.50%, 11/15/19		205	211,406
4.75%, 04/01/21		680	712,300
4.13%, 01/15/22		425	439,875
4.75%, 11/15/22		450	475,312
4.88%, 12/15/23		2,040	2,157,300
4.50%, 04/30/24		475	489,250
4.75%, 05/30/25		375	390,938
Mattamy Group Corp., 6.50%, 10/01/25(b)		591	616,118
MDC Holdings, Inc., 6.00%, 01/15/43		350	334,933
Newell Brands, Inc., 3.15%, 04/01/21		1,115	1,139,498
PulteGroup, Inc.:
4.25%, 03/01/21		450	468,563
5.50%, 03/01/26		1,648	1,806,620
5.00%, 01/15/27		400	420,000
6.38%, 05/15/33		395	434,500

26

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Household Durables (continued)
Springs Industries, Inc., 6.25%, 06/01/21	USD	1,140	$1,174,200
Taylor Morrison Communities, Inc., 5.25%, 04/15/21(b)		100	102,124
Tempur Sealy International, Inc., 5.50%, 06/15/26		1,196	1,231,880
TRI Pointe Group, Inc., 5.25%, 06/01/27		460	470,350

			23,228,011
Household Products — 0.1%
Diamond BC BV, 5.63%, 08/15/25	EUR	470	565,638
Energizer Holdings, Inc., 5.50%, 06/15/25(b)	USD	480	504,000
HRG Group, Inc.:
7.88%, 07/15/19		325	328,250
7.75%, 01/15/22		700	731,500
Kimberly-Clark Corp., 3.90%, 05/04/47		400	415,304
Procter & Gamble Co. (The):
2.45%, 11/03/26		4,700	4,559,025
5.55%, 03/05/37		45	59,227
Spectrum Brands, Inc.:
6.63%, 11/15/22		5,300	5,509,244
5.75%, 07/15/25		790	839,122
4.00%, 10/01/26	EUR	371	458,024

			13,969,334
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.:
8.00%, 06/01/20	USD	68	77,520
7.38%, 07/01/21		900	1,023,750
4.88%, 05/15/23		1,313	1,342,542
5.50%, 03/15/24		500	522,500
5.50%, 04/15/25		700	740,250
6.00%, 05/15/26		709	763,948
5.13%, 09/01/27		360	369,540
Calpine Corp.:
6.00%, 01/15/22(b)		1,418	1,464,085
5.38%, 01/15/23		900	874,125
5.88%, 01/15/24(b)		545	564,075
5.50%, 02/01/24		100	95,750
5.75%, 01/15/25		1,450	1,377,500
5.25%, 06/01/26(b)		1,697	1,699,121
Dynegy, Inc.:
7.38%, 11/01/22		2,794	3,000,057
5.88%, 06/01/23		300	309,750
7.63%, 11/01/24		1,193	1,303,352
8.00%, 01/15/25(b)		1,273	1,390,753
8.13%, 01/30/26(b)		1,512	1,678,320
InterGen NV, 7.00%, 06/30/23(b)		500	485,000
NRG Energy, Inc.:
6.25%, 07/15/22		675	708,750
6.63%, 03/15/23		600	621,000
6.25%, 05/01/24		1,340	1,423,750
7.25%, 05/15/26		425	460,594
6.63%, 01/15/27		4,039	4,301,535
NRG Yield Operating LLC, 5.38%, 08/15/24		505	526,463
SMC Global Power Holdings Corp., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 8.24%), 7.50%, 11/07/19(g)(i)		240	256,772
Southern Power Co., 1.95%, 12/15/19		1,120	1,114,731
Talen Energy Supply LLC:
4.60%, 12/15/21		600	546,000
6.50%, 06/01/25		490	426,300

			29,467,833

Security	Par (000)		Value
Industrial Conglomerates — 0.2%
3M Co.:
3.88%, 06/15/44	USD	750	$782,173
3.13%, 09/19/46		500	455,606
3.63%, 10/15/47		250	251,286
General Electric Co.:
(LIBOR USD 3 Month + 3.33%), 5.00%, 01/21/21(g)(i)		15,296	15,965,200
3.10%, 01/09/23		5,000	5,180,136
6.75%, 03/15/32		187	258,322
6.15%, 08/07/37		215	285,078
5.88%, 01/14/38		1,001	1,287,497
6.88%, 01/10/39		152	219,023
Honeywell International, Inc., 2.50%, 11/01/26		4,286	4,104,701
Roper Technologies, Inc., 2.80%, 12/15/21		375	378,627

			29,167,649
Insurance — 1.2%
Aflac, Inc.:
3.63%, 06/15/23		900	944,400
4.00%, 10/15/46		1,090	1,106,014
AIA Group Ltd., 2.25%, 03/11/19(b)		780	779,038
Alliant Holdings Intermediate LLC, 8.25%, 08/01/23(b)		2,111	2,248,215
Allstate Corp. (The):
4.50%, 06/15/43		960	1,060,482
4.20%, 12/15/46		240	256,383
American Equity Investment Life Holding Co., 5.00%, 06/15/27		350	367,260
American International Group, Inc.:
2.30%, 07/16/19		1,000	1,004,881
3.30%, 03/01/21		1,408	1,449,523
Ardonagh Midco 3 plc:
8.38%, 07/15/23	GBP	900	1,237,172
8.63%, 07/15/23(b)	USD	350	370,072
Assicurazioni Generali SpA(g):
(LIBOR GBP 3 Month + 2.20%), 6.42%, 02/08/22(i)	GBP	200	292,113
(EURIBOR 3 Month + 7.11%), 7.75%, 12/12/42	EUR	500	753,224
(EURIBOR 3 Month + 5.35%), 5.50%, 10/27/47		4,320	6,058,157
(EURIBOR 3 Month + 5.35%), 5.00%, 06/08/48		1,005	1,360,188
AXIS Specialty Finance plc, 2.65%, 04/01/19	USD	1,361	1,363,410
Berkshire Hathaway Finance Corp., 5.75%, 01/15/40		250	324,980
BNP Paribas Cardif SA, (EURIBOR 3 Month + 3.93%), 4.03%, 11/25/25(g)(i)	EUR	2,100	2,724,076
China Reinsurance Finance Corp. Ltd., 3.38%, 03/09/22	USD	2,378	2,368,583
Chubb Corp. (The), 6.50%, 05/15/38		505	703,253
Chubb INA Holdings, Inc.:
2.70%, 03/13/23		940	944,187
3.35%, 05/15/24		590	610,090
CNO Financial Group, Inc., 5.25%, 05/30/25		370	393,125
Credit Agricole Assurances SA, (EUR Swap Annual 5 Year + 4.35%), 4.50%, 10/14/25(g)(i)	EUR	1,300	1,736,496
Delta Lloyd NV, (EURIBOR 3 Month + 3.90%), 4.38%, 06/13/24(g)(i)		350	449,297
Ethias SA, 5.00%, 01/14/26		400	532,409
Genworth Holdings, Inc., 7.63%, 09/24/21	USD	550	530,750
Groupama SA:
(EURIBOR 3 Month + 5.77%),
6.37%, 05/28/24(g)(i)	EUR	300	420,866
6.00%, 01/23/27		300	441,963
Hartford Financial Services Group, Inc. (The):
5.50%, 03/30/20	USD	1,150	1,238,333
(LIBOR USD 3 Month + 2.13%), 3.44%, 02/12/47(b)(g)		14,495	13,915,200

27

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Insurance (continued)
HUB International Ltd., 7.88%, 10/01/21(b)	USD	2,309	$2,403,276
Liberty Mutual Group, Inc.(b):
(LIBOR USD 3 Month + 2.91%), 4.23%, 03/15/37(f)		2,150	2,107,000
7.80%, 03/15/37		2,957	3,747,997
Manulife Financial Corp., 5.38%, 03/04/46		1,000	1,222,500
Marsh & McLennan Cos., Inc.:
2.35%, 03/06/20		1,705	1,712,069
2.75%, 01/30/22		500	504,577
3.30%, 03/14/23		1,880	1,932,837
4.35%, 01/30/47		1,675	1,806,240
MetLife, Inc.:
3.08%, 12/15/22		3,000	3,057,549
6.38%, 06/15/34		720	951,896
4.88%, 11/13/43		220	252,501
4.05%, 03/01/45		1,500	1,535,018
4.60%, 05/13/46		200	221,795
Nationwide Financial Services, Inc., 6.75%, 05/15/37		900	1,010,250
Nippon Life Insurance Co., (USD Swap Rate 5 Year + 2.88%), 4.00%, 09/19/47(b)(g)		37,225	36,945,812
Old Mutual plc, 8.00%, 06/03/21	GBP	350	546,302
Pricoa Global Funding I, 2.45%, 09/21/22(b)	USD	790	787,966
Principal Life Global Funding II, 2.20%, 04/08/20(b)		1,500	1,499,274
Progressive Corp. (The):
6.25%, 12/01/32		520	678,875
4.13%, 04/15/47		1,200	1,267,433
Prudential Financial, Inc.:
2.35%, 08/15/19		750	753,524
5.38%, 06/21/20		750	812,528
4.60%, 05/15/44		1,500	1,662,570
QBE Insurance Group Ltd., (USD Swap Semi 10 Year + 4.40%), 5.87%, 06/17/46(g)		677	733,150
Sumitomo Life Insurance Co., (LIBOR USD 3 Month + 2.99%), 4.00%, 09/14/77(b)(g)		37,350	36,773,326
Travelers Cos., Inc. (The):
4.30%, 08/25/45		500	540,276
3.75%, 05/15/46		600	596,869
4.00%, 05/30/47		235	245,567
Union Life Insurance Co. Ltd., 3.00%, 09/19/21		1,204	1,154,340
USIS Merger Sub, Inc., 6.88%, 05/01/25(b)		354	367,275
XLIT Ltd.:
(LIBOR USD 3 Month + 2.46%), 3.82%, 01/02/18(g)(i)		34,810	31,372,513
2.30%, 12/15/18		250	250,894

			187,438,139
Internet & Direct Marketing Retail — 0.1%
Netflix, Inc.:
5.38%, 02/01/21		410	437,675
5.50%, 02/15/22		2,047	2,192,849
5.88%, 02/15/25		650	701,740
4.38%, 11/15/26(b)		2,565	2,515,303
3.63%, 05/15/27	EUR	736	879,835
4.88%, 04/15/28(b)	USD	3,420	3,399,309
Priceline Group, Inc. (The), 2.75%, 03/15/23		805	804,225
Shop Direct Funding plc, 7.75%, 11/15/22	GBP	1,010	1,343,041

			12,273,977
Internet Software & Services — 0.2%
Alibaba Group Holding Ltd.:
2.50%, 11/28/19	USD	1,185	1,192,939
3.13%, 11/28/21		500	509,753
3.60%, 11/28/24		500	517,497
4.50%, 11/28/34		600	666,897

Security	Par (000)		Value
Internet Software & Services (continued)
Alphabet, Inc., 2.00%, 08/15/26	USD	1,800	$1,692,130
Baidu, Inc.:
2.75%, 06/09/19		550	553,362
3.00%, 06/30/20		1,000	1,013,037
2.88%, 07/06/22		1,015	1,017,283
GTT Communications, Inc., 7.88%, 12/31/24(b)		1,050	1,119,562
Rackspace Hosting, Inc., 8.63%, 11/15/24(b)		2,442	2,571,731
United Group BV:
4.38%, 07/01/22	EUR	427	522,262
4.88%, 07/01/24		475	579,951
VeriSign, Inc.:
4.63%, 05/01/23	USD	500	515,625
5.25%, 04/01/25		350	379,750
4.75%, 07/15/27		390	401,700
Zayo Group LLC:
6.00%, 04/01/23		5,911	6,213,939
6.38%, 05/15/25		1,388	1,493,988
5.75%, 01/15/27(b)		3,854	4,061,152

			25,022,558
IT Services — 0.3%
Automatic Data Processing, Inc., 3.38%, 09/15/25		2,080	2,143,286
Conduent Finance, Inc., 10.50%, 12/15/24(b)		400	471,000
Exela Intermediate LLC, 10.00%, 07/15/23(b)		700	670,250
Fidelity National Information Services, Inc., 2.25%, 08/15/21		2,935	2,913,105
First Data Corp.(b):
5.38%, 08/15/23		945	983,981
7.00%, 12/01/23		7,232	7,738,384
5.00%, 01/15/24		1,245	1,293,244
5.75%, 01/15/24		9,283	9,712,339
Gartner, Inc., 5.13%, 04/01/25(b)		1,359	1,437,143
HT Global IT Solutions Holdings Ltd., 7.00%, 07/14/21		485	514,065
International Business Machines Corp.:
3.63%, 02/12/24		560	590,181
3.45%, 02/19/26		1,000	1,033,232
5.88%, 11/29/32		435	553,642
4.70%, 02/19/46		1,500	1,729,012
Mastercard, Inc.:
3.38%, 04/01/24		2,250	2,354,043
2.95%, 11/21/26		1,840	1,843,337
3.80%, 11/21/46		1,250	1,283,200
Visa, Inc.:
4.15%, 12/14/35		1,275	1,392,093
4.30%, 12/14/45		2,590	2,867,859
WEX, Inc., 4.75%, 02/01/23(b)		1,360	1,394,000

			42,917,396
Leisure Products — 0.0%
Universal Entertainment Corp., 8.50% (8.50% Cash or 8.50% PIK), 08/24/20(b)(g)		8,145	8,409,737

Life Sciences Tools & Services — 0.0%
Thermo Fisher Scientific, Inc.:
2.15%, 12/14/18		190	190,447
2.40%, 02/01/19		3,000	3,016,079

			3,206,526

28

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Machinery — 0.2%
Amsted Industries, Inc., 5.00%, 03/15/22(b)	USD	500	$516,250
BCD Acquisition, Inc., 9.63%, 09/15/23(b)		450	491,625
BlueLine Rental Finance Corp., 9.25%, 03/15/24(b)		5,479	5,944,715
Caterpillar, Inc., 3.80%, 08/15/42		750	775,399
CNH Industrial Finance Europe SA:
1.38%, 05/23/22	EUR	693	839,303
1.75%, 09/12/25		525	635,265
CNH Industrial NV, 4.50%, 08/15/23	USD	425	449,438
Colfax Corp., 3.25%, 05/15/25	EUR	622	759,387
Deere & Co.:
5.38%, 10/16/29	USD	695	847,682
3.90%, 06/09/42		900	947,138
Fortive Corp., 1.80%, 06/15/19		520	518,014
Grinding Media, Inc., 7.38%, 12/15/23(b)		3,214	3,495,225
Illinois Tool Works, Inc.:
3.50%, 03/01/24		2,526	2,657,787
3.90%, 09/01/42		500	520,078
Novelis Corp.(b):
6.25%, 08/15/24		4,863	5,130,465
5.88%, 09/30/26		8,300	8,554,146
Parker-Hannifin Corp., 4.10%, 03/01/47(b)		1,000	1,045,503
Snap-on, Inc., 3.25%, 03/01/27		1,250	1,274,431
SPX FLOW, Inc.(b):
5.63%, 08/15/24		1,510	1,596,825
5.88%, 08/15/26		620	658,750
Terex Corp., 5.63%, 02/01/25(b)		1,510	1,600,600

			39,258,026
Marine — 0.0%
CMA CGM SA:
7.75%, 01/15/21	EUR	423	518,600
6.50%, 07/15/22		769	962,952
5.25%, 01/15/25		417	496,639
Hapag-Lloyd AG, 5.13%, 07/15/24		507	621,801
Silk Bidco A/S, 7.50%, 02/01/22		400	487,140
Stena AB, 7.00%, 02/01/24(b)	USD	500	482,500

			3,569,632
Media — 1.3%
Acosta, Inc., 7.75%, 10/01/22(b)		1,072	750,400
Altice Financing SA(b):
6.50%, 01/15/22		550	569,250
6.63%, 02/15/23		2,500	2,635,250
7.50%, 05/15/26		9,867	10,816,699
Altice Finco SA:
8.13%, 01/15/24(b)		604	650,882
4.75%, 01/15/28	EUR	601	707,062
Altice Luxembourg SA:
7.25%, 05/15/22		1,276	1,582,961
7.75%, 05/15/22(b)	USD	5,645	5,976,644
6.25%, 02/15/25	EUR	1,000	1,286,926
7.63%, 02/15/25(b)	USD	1,431	1,552,635
Altice US Finance I Corp.(b):
5.38%, 07/15/23		8,926	9,305,355
5.50%, 05/15/26		950	988,000
AMC Entertainment Holdings, Inc.:
5.75%, 06/15/25		500	486,250
5.88%, 11/15/26		320	312,400
AMC Networks, Inc.:
4.75%, 12/15/22		500	513,125
5.00%, 04/01/24		1,815	1,849,031
4.75%, 08/01/25		2,981	2,977,274

Security	Par (000)		Value
Media (continued)
Banijay Group SAS, 4.00%, 07/01/22	EUR	231	$282,238
Block Communications, Inc., 6.88%, 02/15/25(b)	USD	350	378,000
Cablevision SA, 6.50%, 06/15/21(b)		8,527	9,125,595
Cablevision Systems Corp.:
7.75%, 04/15/18		753	770,025
8.00%, 04/15/20		3,480	3,854,100
5.88%, 09/15/22		450	462,938
Cequel Communications Holdings I LLC(b):
5.13%, 12/15/21		3,997	4,066,947
7.75%, 07/15/25		2,120	2,316,100
Charter Communications Operating LLC:
4.46%, 07/23/22		2,210	2,333,924
4.91%, 07/23/25		1,215	1,292,540
Cinemark USA, Inc., 4.88%, 06/01/23		500	509,375
Clear Channel International BV, 8.75%, 12/15/20(b)		1,578	1,656,900
Clear Channel Worldwide Holdings, Inc.:
7.63%, 03/15/20		3,888	3,883,140
6.50%, 11/15/22		17,631	18,239,265
Comcast Corp.:
1.63%, 01/15/22		3,000	2,922,440
3.30%, 02/01/27		2,700	2,735,649
4.20%, 08/15/34		1,050	1,120,461
4.40%, 08/15/35		250	270,723
3.20%, 07/15/36		3,000	2,833,272
4.60%, 08/15/45		850	933,912
3.40%, 07/15/46		2,000	1,836,174
3.97%, 11/01/47(b)		1,397	1,390,171
CSC Holdings LLC:
8.63%, 02/15/19		100	107,125
6.75%, 11/15/21		1,000	1,102,500
10.13%, 01/15/23(b)		2,735	3,131,575
5.25%, 06/01/24		1,799	1,791,129
6.63%, 10/15/25(b)		5,471	5,996,216
10.88%, 10/15/25(b)		4,705	5,763,625
5.50%, 04/15/27(b)		970	999,100
DISH DBS Corp.:
7.88%, 09/01/19		1,150	1,242,575
5.13%, 05/01/20		225	230,062
6.75%, 06/01/21		700	735,000
5.88%, 07/15/22		2,879	2,895,209
5.00%, 03/15/23		754	729,495
5.88%, 11/15/24		3,372	3,367,785
7.75%, 07/01/26		8,269	9,044,219
Gray Television, Inc.(b):
5.13%, 10/15/24		325	324,090
5.88%, 07/15/26		521	534,025
iHeartCommunications, Inc.:
9.00%, 12/15/19		414	305,325
10.63%, 03/15/23		971	696,693
Interpublic Group of Cos., Inc. (The), 2.25%, 11/15/17		1,311	1,310,961
Lamar Media Corp.:
5.88%, 02/01/22		100	102,625
5.00%, 05/01/23		335	345,928
5.38%, 01/15/24		400	420,000

29

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Media (continued)
Liberty Interactive LLC, 8.25%, 02/01/30	USD	350	$385,000
Lions Gate Entertainment Corp.,
5.88%, 11/01/24(b)		2,421	2,566,260
Live Nation Entertainment, Inc.,
4.88%, 11/01/24(b)		538	556,652
MDC Partners, Inc., 6.50%, 05/01/24(b)		1,713	1,747,260
Midcontinent Communications, 6.88%, 08/15/23(b)		1,172	1,256,970
NBCUniversal Enterprise, Inc., 5.25%, 03/19/21(b)(i)		146	155,855
NBCUniversal Media LLC:
4.38%, 04/01/21		890	952,534
4.45%, 01/15/43		350	373,613
Nexstar Broadcasting, Inc., 5.63%, 08/01/24(b)		570	584,250
Omnicom Group, Inc.:
4.45%, 08/15/20		2,300	2,435,424
3.63%, 05/01/22		1,275	1,329,634
Outfront Media Capital LLC:
5.25%, 02/15/22		2,660	2,746,450
5.63%, 02/15/24		300	315,750
Quebecor Media, Inc., 5.75%, 01/15/23		650	705,250
Radiate Holdco LLC, 6.63%, 02/15/25(b)		854	839,055
Regal Entertainment Group, 5.75%, 03/15/22		525	543,375
Sinclair Television Group, Inc.:
5.38%, 04/01/21		600	615,750
6.13%, 10/01/22		100	103,125
5.63%, 08/01/24(b)		325	329,875
Sirius XM Radio, Inc.(b):
3.88%, 08/01/22		625	636,719
4.63%, 05/15/23		350	358,750
6.00%, 07/15/24		1,200	1,281,000
5.38%, 04/15/25		795	837,731
5.38%, 07/15/26		580	611,175
5.00%, 08/01/27		1,245	1,255,894
Sky plc(b):
6.10%, 02/15/18		346	350,211
2.63%, 09/16/19		1,250	1,257,876
TEGNA, Inc.:
5.13%, 10/15/19		314	318,710
5.13%, 07/15/20		150	153,750
6.38%, 10/15/23		700	742,875
5.50%, 09/15/24(b)		425	445,188
Telenet Finance V Luxembourg SCA, 6.75%, 08/15/24	EUR	830	1,046,782
Time, Inc., 5.75%, 04/15/22(b)	USD	475	479,156
Townsquare Media, Inc., 6.50%, 04/01/23(b)		1,340	1,355,075
Tribune Media Co., 5.88%, 07/15/22		2,538	2,633,175
Unitymedia GmbH:
6.13%, 01/15/25(b)		600	639,240
3.75%, 01/15/27	EUR	300	364,146
Unitymedia Hessen GmbH & Co. KG:
5.50%, 01/15/23(b)	USD	900	924,750
5.75%, 01/15/23	EUR	898	1,087,006
4.00%, 01/15/25		356	441,695
5.00%, 01/15/25(b)	USD	980	1,021,650
4.63%, 02/15/26	EUR	158	201,549
3.50%, 01/15/27		244	299,027
6.25%, 01/15/29		1,727	2,290,819
Univision Communications, Inc.(b):
6.75%, 09/15/22	USD	304	315,020
5.13%, 05/15/23		680	688,500
5.13%, 02/15/25		2,310	2,295,563
UPC Holding BV:
6.75%, 03/15/23	EUR	400	493,663
5.50%, 01/15/28(b)	USD	400	398,000

Security		Par (000)	Value
Media (continued)
UPCB Finance IV Ltd.:
5.38%, 01/15/25(b)	USD	850	$869,125
4.00%, 01/15/27	EUR	958	1,188,350
Viacom, Inc.(g):
(LIBOR USD 3 Month + 3.90%), 5.88%, 02/28/57	USD	450	445,613
(LIBOR USD 3 Month + 3.90%), 6.25%, 02/28/57		8,925	8,817,900
Videotron Ltd.:
5.00%, 07/15/22		450	486,000
5.38%, 06/15/24(b)		400	432,000
5.13%, 04/15/27(b)		2,013	2,116,166
Virgin Media Receivables Financing Notes I DAC:
5.50%, 09/15/24	GBP	1,121	1,549,695
Vue International Bidco plc, 7.88%, 07/15/20		800	1,086,068
Walt Disney Co. (The), 1.85%, 07/30/26	USD	2,000	1,829,367
WaveDivision Escrow LLC, 8.13%, 09/01/20(b)		1,116	1,141,780
WMG Acquisition Corp.:
6.75%, 04/15/22(b)		400	421,400
4.13%, 11/01/24	EUR	425	524,963
Ziggo Bond Co. BV, 7.13%, 05/15/24		1,249	1,637,487
Ziggo Bond Finance BV:
4.63%, 01/15/25		452	562,052
5.88%, 01/15/25(b)	USD	2,881	2,963,829
6.00%, 01/15/27(b)		400	407,000
Ziggo Secured Finance BV:
4.25%, 01/15/27	EUR	200	249,226
5.50%, 01/15/27(b)	USD	1,500	1,530,000

			219,374,093
Metals & Mining — 0.9%
Alcoa Nederland Holding BV(b):
6.75%, 09/30/24		500	555,760
7.00%, 09/30/26		885	1,008,900
Aleris International, Inc., 9.50%, 04/01/21(b)		510	543,787
Allegheny Technologies, Inc.:
5.95%, 01/15/21		497	511,289
7.88%, 08/15/23		350	383,687
Anglo American Capital plc:
4.13%, 04/15/21(b)		414	432,514
3.50%, 03/28/22	EUR	380	495,738
4.88%, 05/14/25(b)	USD	200	213,617
ArcelorMittal:
5.75%, 08/05/20		300	325,500
6.00%, 03/01/21		700	766,500
3.00%, 04/09/21	EUR	200	253,156
3.13%, 01/14/22		100	128,721
6.75%, 02/25/22	USD	800	920,000
6.13%, 06/01/25		500	576,735
7.50%, 10/15/39		1,000	1,248,750
7.25%, 03/01/41		450	552,375
Big River Steel LLC, 7.25%, 09/01/25(b)		1,338	1,435,005
BlueScope Steel Finance Ltd., 6.50%, 05/15/21(b)		325	339,625
Bukit Makmur Mandiri Utama PT, 7.75%, 02/13/22		3,500	3,788,890
Cleveland-Cliffs, Inc., 5.75%, 03/01/25(b)		720	697,500
Constellium NV:
7.88%, 04/01/21(b)		766	814,105
4.63%, 05/15/21	EUR	420	499,230
7.00%, 01/15/23		300	371,471
8.00%, 01/15/23(b)	USD	4,865	5,211,631
6.63%, 03/01/25(b)		2,668	2,768,050

30

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Metals & Mining (continued)
Eldorado Gold Corp., 6.13%, 12/15/20(b)	USD	375	$373,125
Energy Resources LLC, 8.00%, 09/30/22(a)		634	634,690
First Quantum Minerals Ltd.(b):
7.00%, 02/15/21		3,055	3,169,562
7.50%, 04/01/25		409	433,029
FMG Resources August 2006 Pty. Ltd.(b):
9.75%, 03/01/22		1,994	2,228,295
4.75%, 05/15/22		555	566,100
5.13%, 05/15/24		545	560,669
Freeport-McMoRan, Inc.:
2.38%, 03/15/18		7,449	7,449,000
3.10%, 03/15/20		3,808	3,812,760
6.50%, 11/15/20		400	407,500
4.00%, 11/14/21		1,650	1,662,375
3.55%, 03/01/22		2,841	2,812,590
6.88%, 02/15/23		500	546,935
3.88%, 03/15/23		11,093	10,912,739
4.55%, 11/14/24		600	598,806
5.40%, 11/14/34		1,341	1,307,475
5.45%, 03/15/43		10,667	10,026,980
Hudbay Minerals, Inc., 7.63%, 01/15/25(b)		410	452,025
Joseph T Ryerson & Son, Inc., 11.00%, 05/15/22(b)		714	806,820
JSW Steel Ltd., 5.25%, 04/13/22		2,600	2,683,580
Kinross Gold Corp.:
5.13%, 09/01/21		300	318,750
4.50%, 07/15/27(b)		884	895,050
6.88%, 09/01/41		405	453,094
Lundin Mining Corp., 7.50%, 11/01/20(b)		300	312,030
New Gold, Inc., 6.25%, 11/15/22(b)		350	361,375
Newcastle Coal Infrastructure Group Pty. Ltd., 4.40%, 09/29/27		1,750	1,772,471
Newmont Mining Corp., 3.50%, 03/15/22		722	745,354
Northwest Acquisitions ULC, 7.13%, 11/01/22(b)		395	407,837
Nyrstar Netherlands Holdings BV, 6.88%, 03/15/24	EUR	961	1,195,434
Nyrstar NV, 4.25%, 09/25/18(k)		100	118,232
Ovako AB, 5.00%, 10/05/22		300	357,755
Press Metal Labuan Ltd., 4.80%, 10/30/22	USD	1,950	1,969,358
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40		1,000	1,197,379
Signode Industrial Group Lux SA, 6.38%, 05/01/22(b)		841	873,589
Southern Copper Corp., 5.38%, 04/16/20		13,515	14,457,714
Steel Dynamics, Inc.:
5.13%, 10/01/21		3,055	3,135,194
5.50%, 10/01/24		275	294,387
4.13%, 09/15/25(b)		943	945,358
5.00%, 12/15/26		320	339,200
SunCoke Energy Partners LP, 7.50%, 06/15/25(b)		500	523,750
Teck Resources Ltd.:
4.75%, 01/15/22		450	474,750
3.75%, 02/01/23		5,603	5,655,556
8.50%, 06/01/24(b)		3,498	4,005,210
6.13%, 10/01/35		833	943,372
6.00%, 08/15/40		2,841	3,149,959
6.25%, 07/15/41		650	742,391
5.20%, 03/01/42		3,527	3,535,818
5.40%, 02/01/43		2,247	2,291,940
thyssenkrupp AG:
2.75%, 03/08/21	EUR	200	249,045
1.38%, 03/03/22		1,125	1,341,813
United States Steel Corp.:
8.38%, 07/01/21(b)	USD	1,916	2,090,835
6.88%, 08/15/25		999	1,013,361

Security	Par (000)		Value
Metals & Mining (continued)
Vedanta Resources plc:
8.25%, 06/07/21	USD	2,808	$3,137,940
7.13%, 05/31/23		4,150	4,475,775
Voyage Bonds Ltd., 3.38%, 09/28/22		2,160	2,165,931

			142,234,598
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 5.00%, 12/15/21		1,907	1,997,583

Multiline Retail — 0.1%
B&M European Value Retail SA, 4.13%, 02/01/22	GBP	350	481,900
Dollar Tree, Inc.:
5.25%, 03/01/20	USD	587	600,575
5.75%, 03/01/23		4,335	4,546,331
JC Penney Corp., Inc.:
8.13%, 10/01/19		126	125,685
5.88%, 07/01/23(b)		315	302,101
6.38%, 10/15/36		1,163	683,262
7.63%, 03/01/97		300	171,000
Maoye International Holdings Ltd., 7.00%, 10/23/18		810	813,028
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(b)		2,080	1,227,200
Target Corp., 4.00%, 07/01/42		800	808,231

			9,759,313
Multi-Utilities — 0.2%
Berkshire Hathaway Energy Co.:
6.13%, 04/01/36		750	982,143
4.50%, 02/01/45		1,750	1,925,291
CenterPoint Energy, Inc., 2.50%, 09/01/22		1,125	1,121,170
Consolidated Edison Co. of New York, Inc.:
6.75%, 04/01/38		400	572,335
4.50%, 12/01/45		1,650	1,857,082
3.88%, 06/15/47		700	722,994
4.63%, 12/01/54		250	282,129
Dominion Energy, Inc., 2.58%, 07/01/20		400	402,188
Integrys Holding, Inc., (LIBOR USD 3 Month + 2.12%), 3.44%, 12/01/66(g)		17,845	17,577,325
Puget Sound Energy, Inc.:
5.80%, 03/15/40		250	323,321
5.64%, 04/15/41		250	316,680
San Diego Gas & Electric Co., 3.75%, 06/01/47		700	724,283

			26,806,941
Oil, Gas & Consumable Fuels — 2.7%
Abu Dhabi Crude Oil Pipeline LLC:
3.65%, 11/02/29		3,525	3,530,428
4.60%, 11/02/47		3,125	3,193,169
AE-Rotor Holding BV, 4.97%, 03/28/18		293	292,959
Alta Mesa Holdings LP, 7.88%, 12/15/24(b)		830	904,700
Andeavor Logistics LP:
5.50%, 10/15/19		475	499,938
6.13%, 10/15/21		728	751,660
6.25%, 10/15/22		1,472	1,567,680
5.25%, 01/15/25		550	591,250
Antero Midstream Partners LP, 5.38%, 09/15/24		450	468,000
Antero Resources Corp.:
5.38%, 11/01/21		675	692,719
5.13%, 12/01/22		1,292	1,327,530
5.63%, 06/01/23		640	670,400
5.00%, 03/01/25		400	406,000

31

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Ascent Resources Utica Holdings LLC, 10.00%, 04/01/22(b)	USD	1,055	$1,144,675
Blue Racer Midstream LLC, 6.13%, 11/15/22(b)		500	521,250
BP Capital Markets plc:
2.24%, 05/10/19		825	830,640
2.52%, 01/15/20		275	278,556
4.50%, 10/01/20		825	879,846
4.74%, 03/11/21		715	773,936
3.06%, 03/17/22		3,000	3,077,466
2.52%, 09/19/22		1,165	1,165,980
3.22%, 11/28/23		1,400	1,437,478
3.02%, 01/16/27		2,000	1,978,635
3.72%, 11/28/28		200	207,766
California Resources Corp., 8.00%, 12/15/22(b) .		479	316,140
Capital Stage Finance BV, (EUR Swap Annual 5 Year + 1.10%), 5.25%, 09/13/23(g)(i)(k)	EUR	200	243,127
Carrizo Oil & Gas, Inc., 6.25%, 04/15/23	USD	1,207	1,228,122
Cheniere Corpus Christi Holdings LLC:
7.00%, 06/30/24		3,277	3,739,876
5.88%, 03/31/25		6,879	7,446,517
5.13%, 06/30/27(b)		3,698	3,813,563
Cheniere Energy Partners LP, 5.25%, 10/01/25(b)		2,818	2,902,540
Chesapeake Energy Corp., 8.00%, 12/15/22(b)		1,756	1,889,351
Chevron Corp., 2.90%, 03/03/24		1,935	1,964,237
ConocoPhillips, 6.50%, 02/01/39		745	1,020,752
ConocoPhillips Co.:
2.20%, 05/15/20		500	501,267
4.95%, 03/15/26		1,500	1,703,778
4.30%, 11/15/44		1,000	1,072,419
5.95%, 03/15/46		600	798,762
CONSOL Energy, Inc.:
5.88%, 04/15/22		19,133	19,515,660
8.00%, 04/01/23		90	96,300
Continental Resources, Inc.:
5.00%, 09/15/22		1,500	1,516,875
4.50%, 04/15/23		1,150	1,164,375
3.80%, 06/01/24		650	631,312
4.90%, 06/01/44		500	465,625
Corral Petroleum Holdings AB, 11.75% (11.75% Cash or 13.25% PIK), 05/15/21(a)(h)	EUR	650	856,991
Covey Park Energy LLC, 7.50%, 05/15/25(b)	USD	1,420	1,473,250
Crestwood Midstream Partners LP:
6.25%, 04/01/23		690	717,600
5.75%, 04/01/25		350	359,187
CrownRock LP, 5.63%, 10/15/25(b)		1,740	1,766,761
CVR Refining LLC, 6.50%, 11/01/22		350	359,625
DCP Midstream Operating LP:
5.35%, 03/15/20(b)		350	364,875
4.75%, 09/30/21(b)		600	618,000
3.88%, 03/15/23		300	297,750
6.45%, 11/03/36(b)		601	635,557
6.75%, 09/15/37(b)		1,535	1,650,125
(LIBOR USD 3 Month + 3.85%), 5.85%, 05/21/43(b)(g)		375	356,719
DEA Finance SA, 7.50%, 10/15/22	EUR	500	645,764
Denbury Resources, Inc.:
9.00%, 05/15/21(b)	USD	450	439,875
5.50%, 05/01/22		1,830	1,148,325
4.63%, 07/15/23		798	452,865

Security	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Diamondback Energy, Inc., 5.38%, 05/31/25	USD	345	$358,369
Eclipse Resources Corp., 8.88%, 07/15/23		320	326,800
Enbridge Energy Partners LP, 4.38%, 10/15/20 .		1,710	1,796,307
Enbridge, Inc., (LIBOR USD 3 Month + 3.89%), 6.00%, 01/15/77(g)		36,600	39,167,124
Energy Transfer Equity LP:
7.50%, 10/15/20		991	1,114,875
4.25%, 03/15/23		1,552	1,579,176
5.88%, 01/15/24		2,893	3,138,905
5.50%, 06/01/27		2,363	2,504,780
Energy Transfer LP, 6.70%, 07/01/18		96	98,923
EnLink Midstream Partners LP, (LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/22(g)(i)		9,900	9,976,427
Enterprise Products Operating LLC, 2.55%, 10/15/19		1,595	1,607,335
EP Energy LLC:
9.38%, 05/01/20		904	759,080
8.00%, 11/29/24(b)		4,064	4,145,280
Extraction Oil & Gas, Inc.(b):
7.88%, 07/15/21		2,458	2,605,480
7.38%, 05/15/24		280	298,200
Exxon Mobil Corp.:
2.40%, 03/06/22		1,900	1,915,877
3.18%, 03/15/24		465	483,464
4.11%, 03/01/46		1,645	1,791,508
Genesis Energy LP:
5.75%, 02/15/21		2,145	2,178,033
6.75%, 08/01/22		500	516,250
6.50%, 10/01/25		1,117	1,130,962
GNL Quintero SA:
4.63%, 07/31/29		10,344	10,770,690
Gulfport Energy Corp.:
6.63%, 05/01/23		1,012	1,037,300
6.00%, 10/15/24		686	686,000
6.38%, 05/15/25		1,141	1,158,115
Halcon Resources Corp., 6.75%, 02/15/25(b)		894	914,115
Hilcorp Energy I LP(b):
5.00%, 12/01/24		100	99,500
5.75%, 10/01/25		550	563,062
Holly Energy Partners LP, 6.00%, 08/01/24(b)		350	366,625
Jonah Energy LLC, 7.25%, 10/15/25(b)		425	425,000
Kinder Morgan, Inc.:
3.05%, 12/01/19		785	799,147
3.15%, 01/15/23		780	784,669
Laredo Petroleum, Inc., 7.38%, 05/01/22		500	520,625
Matador Resources Co., 6.88%, 04/15/23		430	454,725
Medco Straits Services Pte. Ltd., 8.50%, 08/17/22		3,250	3,458,670
MEG Energy Corp.(b):
6.38%, 01/30/23		1,760	1,610,400
7.00%, 03/31/24		6,997	6,349,777
6.50%, 01/15/25		4,481	4,458,595
Murphy Oil Corp.:
4.00%, 06/01/22		400	397,000
4.70%, 12/01/22		1,029	1,032,859
6.88%, 08/15/24		400	430,000
5.75%, 08/15/25		465	480,112
6.12%, 12/01/42		407	401,404
Navios Maritime Acquisition Corp., 8.13%, 11/15/21(b)		400	352,000
Newfield Exploration Co.:
5.75%, 01/30/22		600	645,000
5.63%, 07/01/24		750	810,937
5.38%, 01/01/26		485	515,313

32

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
NGL Energy Partners LP:
5.13%, 07/15/19	USD	1,285	$1,285,000
7.50%, 11/01/23		550	548,625
NGPL PipeCo LLC(b):
4.38%, 08/15/22		1,363	1,402,186
4.88%, 08/15/27		1,066	1,103,310
7.77%, 12/15/37		3,942	4,917,645
NuStar Logistics LP, 5.63%, 04/28/27		400	422,000
Oasis Petroleum, Inc.:
6.50%, 11/01/21		607	617,622
6.88%, 03/15/22		1,075	1,101,875
6.88%, 01/15/23		160	162,800
Occidental Petroleum Corp.:
4.10%, 02/01/21		1,005	1,061,185
2.60%, 04/15/22		975	988,625
4.63%, 06/15/45		125	138,667
4.40%, 04/15/46		745	804,972
ONEOK, Inc., 6.00%, 06/15/35		300	339,648
Origin Energy Finance Ltd., (EUR Swap Annual 5 Year + 3.67%), 4.00%, 09/16/74(g)	EUR	950	1,159,915
Parsley Energy LLC(b):
5.38%, 01/15/25	USD	948	962,220
5.63%, 10/15/27		1,684	1,737,686
PBF Holding Co. LLC, 7.25%, 06/15/25(b)		500	516,875
PDC Energy, Inc., 7.75%, 10/15/22		50	52,125
Peabody Energy Corp.(b):
6.00%, 03/31/22		335	345,050
6.38%, 03/31/25		335	345,469
Pioneer Natural Resources Co.:
7.50%, 01/15/20		120	133,212
3.45%, 01/15/21		1,480	1,525,076
Plains All American Pipeline LP, (LIBOR USD 3 Month + 4.11%), 6.13%, 11/15/22(g)(i)		33,500	34,146,550
PTTEP Treasury Center Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 4.60%, 07/17/22(g)(i)		1,600	1,629,192
Puma International Financing SA(b):
6.75%, 02/01/21		302	309,200
5.13%, 10/06/24		2,195	2,244,826
QEP Resources, Inc.:
6.88%, 03/01/21		350	371,875
5.38%, 10/01/22		1,018	1,010,365
5.25%, 05/01/23		605	597,437
Range Resources Corp.:
5.88%, 07/01/22		2,672	2,738,800
5.00%, 08/15/22		400	395,000
5.00%, 03/15/23		1,000	989,980
4.88%, 05/15/25		1,320	1,273,800
Repsol International Finance BV(g):
(EUR Swap Annual 6 Year + 3.56%), 3.88%, 03/25/21(i)	EUR	500	630,970
(EUR Swap Annual 10 Year + 4.20%), 4.50%, 03/25/75		1,225	1,590,883
Resolute Energy Corp., 8.50%, 05/01/20	USD	199	201,985
Rockies Express Pipeline LLC(b):
6.85%, 07/15/18		471	483,952
6.00%, 01/15/19		524	542,340
5.63%, 04/15/20		790	837,400
6.88%, 04/15/40		3,766	4,199,090
RSP Permian, Inc.:
6.63%, 10/01/22		1,402	1,473,853
5.25%, 01/15/25(b)		1,730	1,760,275

Security	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Sabine Pass Liquefaction LLC, 5.63%, 02/01/21	USD	1,325	$1,437,301
Sable Permian Resources Land LLC, 13.00%, 11/30/20(b)		375	435,000
Sanchez Energy Corp.:
7.75%, 06/15/21		2,219	2,063,670
6.13%, 01/15/23		5,780	4,826,300
Santos Finance Ltd., 4.13%, 09/14/27		4,400	4,397,364
Seven Generations Energy Ltd.(b):
6.88%, 06/30/23		5,715	6,100,762
5.38%, 09/30/25		2,132	2,153,320
SM Energy Co.:
6.13%, 11/15/22		350	351,750
6.50%, 01/01/23		578	588,115
5.00%, 01/15/24		4,110	3,925,050
5.63%, 06/01/25		4,189	4,073,802
6.75%, 09/15/26		528	541,860
Southern Star Central Corp., 5.13%, 07/15/22(b)		184	191,820
Southwestern Energy Co.:
4.10%, 03/15/22		800	786,000
6.70%, 01/23/25		1,332	1,361,970
7.50%, 04/01/26		1,484	1,539,650
7.75%, 10/01/27		849	882,960
Summit Midstream Holdings LLC, 5.75%, 04/15/25		314	320,280
Sunoco LP:
5.50%, 08/01/20		500	513,750
6.25%, 04/15/21		500	523,750
6.38%, 04/01/23		610	648,125
Tallgrass Energy Partners LP(b):
5.50%, 09/15/24		1,031	1,065,796
5.50%, 01/15/28		2,310	2,370,638
Targa Resources Partners LP:
4.13%, 11/15/19		750	757,500
5.25%, 05/01/23		500	514,375
4.25%, 11/15/23		1,590	1,582,050
6.75%, 03/15/24		400	431,000
5.13%, 02/01/25		620	638,600
5.38%, 02/01/27		275	285,656
5.00%, 01/15/28(b)		832	834,080
TerraForm Power Operating LLC, 6.38%, 02/01/23(b)(e)		465	487,088
Total Capital Canada Ltd., 2.75%, 07/15/23		1,500	1,518,997
TOTAL SA, (EUR Swap Annual 5 Year + 3.78%), 3.88%, 05/18/22(g)(i)	EUR	606	792,456
TransCanada PipeLines Ltd.:
3.13%, 01/15/19	USD	1,095	1,108,820
3.80%, 10/01/20		615	640,194
2.50%, 08/01/22		225	225,140
4.88%, 01/15/26		3,000	3,393,839
4.63%, 03/01/34		835	925,612
6.10%, 06/01/40		200	263,230
(LIBOR USD 3 Month + 2.21%), 3.53%, 05/15/67(g)		4,834	4,471,450
Transcanada Trust(f):
(LIBOR USD 3 Month + 4.64%), 5.87%, 08/15/76		31,129	34,008,433
(LIBOR USD 3 Month + 3.21%), 5.30%, 03/15/77		29,450	30,642,725
Tullow Oil plc(b):
6.00%, 11/01/20		970	973,638
6.25%, 04/15/22		1,100	1,097,250
Ultra Resources, Inc.(b):
6.88%, 04/15/22		465	469,650
7.13%, 04/15/25		350	349,125

33

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Whiting Petroleum Corp.:
5.00%, 03/15/19	USD	2,625	$2,647,969
1.25%, 04/01/20(k)		2,580	2,313,937
5.75%, 03/15/21		600	604,500
Williams Cos., Inc. (The):
3.70%, 01/15/23		550	554,813
4.55%, 06/24/24		1,722	1,799,490
5.75%, 06/24/44		5,675	6,015,500
WPX Energy, Inc.:
7.50%, 08/01/20		164	177,940
6.00%, 01/15/22		1,608	1,674,330
8.25%, 08/01/23		925	1,041,781
5.25%, 09/15/24		2,314	2,322,678
Yancoal International Resources Development
Co. Ltd., (US Treasury Yield Curve Rate T
Note Constant Maturity 3 Year + 8.30%),
5.75%, 04/13/20(g)(i)		1,495	1,540,432

			435,684,195
Paper & Forest Products — 0.0%
Mercer International, Inc., 6.50%, 02/01/24		244	258,030
Norbord, Inc., 6.25%, 04/15/23(b)		284	312,045
Resolute Forest Products, Inc., 5.88%, 05/15/23		450	455,062
Sappi Papier Holding GmbH, 4.00%, 04/01/23	EUR	300	369,112
Stora Enso OYJ, 2.50%, 06/07/27		350	414,627

			1,808,876
Personal Products — 0.0%
Avon International Operations, Inc., 7.88%, 08/15/22(b)	USD	345	351,037
Edgewell Personal Care Co., 4.70%, 05/19/21		750	791,250
Estee Lauder Cos., Inc. (The), 4.15%, 03/15/47			528,396
First Quality Finance Co., Inc., 4.63%, 05/15/21(b)		400	404,000

			2,074,683
Pharmaceuticals — 0.5%
Allergan Funding SCS:
2.35%, 03/12/18		1,000	1,002,295
2.45%, 06/15/19		1,000	1,006,344
3.00%, 03/12/20		3,000	3,045,577
AstraZeneca plc:
1.95%, 09/18/19		1,000	999,129
3.38%, 11/16/25		2,000	2,035,473
4.38%, 11/16/45		500	538,875
Bristol-Myers Squibb Co., 4.50%, 03/01/44		750	833,669
Catalent Pharma Solutions, Inc., 4.75%, 12/15/24	EUR	200	251,399
Eli Lilly & Co.:
3.10%, 05/15/27	USD	1,240	1,253,212
3.70%, 03/01/45		960	972,950
3.95%, 05/15/47		305	323,402
Endo Dac, 6.00%, 07/15/23(b)		546	442,260
Endo Finance LLC, 7.25%, 01/15/22(b)		990	910,800
GlaxoSmithKline Capital, Inc.:
2.80%, 03/18/23		5,000	5,074,984
6.38%, 05/15/38		585	802,769
inVentiv Group Holdings, Inc., 7.50%, 10/01/24(b)		1,553	1,712,183
Johnson & Johnson:
4.38%, 12/05/33		705	802,099
3.55%, 03/01/36		270	278,595
3.63%, 03/03/37		875	911,824
3.70%, 03/01/46		3,040	3,155,239
Merck & Co., Inc.:
2.75%, 02/10/25		1,600	1,594,784
4.15%, 05/18/43		1,395	1,518,254
3.70%, 02/10/45		500	507,515

Security	Par (000)		Value
Pharmaceuticals (continued)
Mylan NV, 2.50%, 06/07/19	USD	1,870	$1,875,608
Nidda BondCo GmbH, 5.00%, 09/30/25	EUR	219	261,558
Nidda Healthcare Holding AG, 3.50%, 09/30/24		450	536,553
Novartis Capital Corp.:
3.40%, 05/06/24	USD	2,100	2,201,848
3.10%, 05/17/27		5,400	5,493,209
4.40%, 05/06/44		765	868,873
Pfizer, Inc.:
3.00%, 12/15/26		2,000	2,020,992
4.00%, 12/15/36		1,000	1,083,000
7.20%, 03/15/39		1,305	1,985,056
4.13%, 12/15/46		1,100	1,182,496
Shire Acquisitions Investments Ireland DAC:
1.90%, 09/23/19		1,030	1,025,887
2.40%, 09/23/21		2,805	2,786,174
Valeant Pharmaceuticals International(b):
6.38%, 10/15/20		695	690,656
6.75%, 08/15/21		1,429	1,384,344
7.25%, 07/15/22		210	201,075
Valeant Pharmaceuticals International, Inc.:
7.50%, 07/15/21(b)		2,184	2,148,510
5.63%, 12/01/21(b)		3,678	3,351,577
6.50%, 03/15/22(b)		2,161	2,290,660
5.50%, 03/01/23(b)		44	36,960
4.50%, 05/15/23	EUR	275	272,095
5.88%, 05/15/23(b)	USD	5,703	4,819,035
7.00%, 03/15/24(b)		3,682	3,985,765
6.13%, 04/15/25(b)		2,759	2,317,560
5.50%, 11/01/25(b)		2,224	2,274,040

			75,067,162
Professional Services — 0.0%
Booz Allen Hamilton, Inc., 5.13%, 05/01/25(b)		440	448,800
IHS Markit Ltd.(b):
5.00%, 11/01/22		500	537,500
4.75%, 02/15/25		1,390	1,469,925
Jaguar Holding Co. II, 6.38%, 08/01/23(b)		2,880	3,006,000
La Financiere Atalian SAS, 4.00%, 05/15/24	EUR	747	913,650

			6,375,875
Real Estate Management & Development — 0.4%
ADLER Real Estate AG, 4.75%, 04/08/20		283	346,000
APL Realty Holdings Pte. Ltd., 5.95%, 06/02/24	USD	3,300	3,363,733
AT Securities BV, (USD Swap Semi 5 Year +
3.55%), 5.25%, 07/21/23(g)(i)		750	757,500
ATF Netherlands BV, 3.75%, 01/20/23(a)(i)	EUR	300	369,723
China Aoyuan Property Group Ltd.:
10.88%, 05/26/18	USD	900	933,319
5.38%, 09/13/22		820	810,062
China Evergrande Group:
7.50%, 06/28/23		2,709	2,736,719
8.75%, 06/28/25		2,791	2,896,991
DEMIRE Deutsche Mittelstand Real Estate AG:
2.88%, 07/15/22	EUR	705	843,268
Fantasia Holdings Group Co. Ltd.:
9.50%, 05/04/19	CNY	4,000	624,732
10.75%, 01/22/20	USD	3,600	3,735,000
7.95%, 07/05/22		3,300	3,327,268
Future Land Development Holdings Ltd.,
5.00%, 02/16/20		1,025	1,036,480
Guorui Properties Ltd., 7.00%, 03/21/20		1,850	1,825,108
Howard Hughes Corp. (The), 5.38%, 03/15/25(b)		1,066	1,095,315
Jababeka International BV:
6.50%, 10/05/23(b)		2,467	2,593,836

34

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Real Estate Management & Development (continued)
Kaisa Group Holdings Ltd., 8.50%, 06/30/22	USD	2,696	$2,696,666
Kennedy-Wilson, Inc., 5.88%, 04/01/24		585	606,937
Logan Property Holdings Co. Ltd., 5.25%, 02/23/23		1,175	1,153,069
Longfor Properties Co. Ltd., 3.88%, 07/13/22		2,490	2,527,226
Mirvac Group Finance Ltd., 3.63%, 03/18/27		2,195	2,162,867
Modernland Overseas Pte. Ltd., 6.95%, 04/13/24		1,300	1,335,416
New Metro Global Ltd., 5.00%, 08/08/22		835	838,162
Oceanwide Holdings International 2017 Co. Ltd., 7.75%, 07/27/20		1,600	1,574,608
Overseas Chinese Town Asia Holdings Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 7.71%), 4.30%, 10/10/20(g)(i)		6,035	6,057,800
Radiant Access Ltd., 4.60%, 05/18/20(i)		3,070	2,998,457
Realogy Group LLC(b):
4.50%, 04/15/19		852	871,170
5.25%, 12/01/21		320	331,200
4.88%, 06/01/23		660	679,602
RESIDOMO Sro, 3.38%, 10/15/24	EUR	605	721,507
Rialto Holdings LLC, 7.00%, 12/01/18(b)	USD	230	230,575
Shui On Development Holding Ltd., (USD Swap Semi 5 Year + 8.81%), 7.50%, 06/04/20(g)(i)(k)		1,000	1,096,750
Sino-Ocean Land Treasure III Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.26%), 4.90%, 09/21/22(g)(i)		895	896,734
Sun Hung Kai Properties Capital Market Ltd.:
4.45%, 05/23/20(i)		2,190	2,171,663
4.50%, 02/14/22		680	728,824
Times Property Holdings Ltd., 6.25%, 01/23/20		2,207	2,270,206
Vanke Real Estate Hong Kong Co. Ltd., 3.95%, 12/23/19		2,275	2,322,704
VLL International, Inc., 7.38%, 06/18/22		1,500	1,681,500
Xinyuan Real Estate Co. Ltd., 8.13%, 08/30/19		500	501,243
Yuzhou Properties Co. Ltd.:
6.00%, 01/25/22		1,775	1,847,358
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 8.53%), 5.38%, 09/29/22(g)(i)		1,600	1,586,350

			67,183,648
Road & Rail — 0.2%
Ashtead Capital, Inc.(b):
5.63%, 10/01/24		200	212,810
4.13%, 08/15/25		555	559,162
4.38%, 08/15/27		310	313,875
Avis Budget Car Rental LLC, 5.50%, 04/01/23		500	506,250
Avis Budget Finance plc:
4.13%, 11/15/24	EUR	481	572,171
4.50%, 05/15/25		130	154,832
Burlington Northern Santa Fe LLC:
3.05%, 09/01/22	USD	750	773,574
3.65%, 09/01/25		750	790,587
6.15%, 05/01/37		750	992,014
4.45%, 03/15/43		500	548,544
4.15%, 04/01/45		500	532,301
3.90%, 08/01/46		1,165	1,208,791
4.13%, 06/15/47		600	640,391
Canadian National Railway Co., 6.20%, 06/01/36		400	532,643
EC Finance plc, 2.38%, 11/15/22	EUR	369	438,963
ERAC USA Finance LLC, 2.60%, 12/01/21(b)	USD	860	854,636
Europcar Drive Designated Activity Co., 4.13%, 11/15/24	EUR	469	560,430
Europcar Groupe SA, 5.75%, 06/15/22		200	245,900
Herc Rentals, Inc.(b):
7.50%, 06/01/22	USD	251	271,657
7.75%, 06/01/24		712	781,420

Security		Par (000)	Value
Road & Rail (continued)
Hertz Corp. (The):
6.75%, 04/15/19	USD	421	$422,316
5.88%, 10/15/20		500	498,150
7.63%, 06/01/22(b)		1,969	2,053,076
6.25%, 10/15/22		350	335,125
5.50%, 10/15/24(b)		625	562,500
Hertz Holdings Netherlands BV, 4.13%, 10/15/21	EUR	278	325,690
Loxam SAS:
3.50%, 04/15/22		109	133,520
3.50%, 05/03/23		720	875,385
4.25%, 04/15/24		225	280,984
6.00%, 04/15/25		188	239,281
Park Aerospace Holdings Ltd.(b):
3.63%, 03/15/21	USD	170	169,575
5.25%, 08/15/22		1,296	1,347,840
4.50%, 03/15/23		705	705,881
5.50%, 02/15/24		885	918,188
Penske Truck Leasing Co. LP(b):
2.50%, 06/15/19		1,300	1,307,848
3.30%, 04/01/21		3,200	3,282,791
Ryder System, Inc.:
2.45%, 11/15/18		420	421,603
2.50%, 05/11/20		885	891,252
2.80%, 03/01/22		870	874,616
2.50%, 09/01/22		290	287,377
Union Pacific Corp.:
2.75%, 03/01/26		3,000	2,976,356
3.60%, 09/15/37		370	376,498
4.15%, 01/15/45		450	476,961
3.80%, 10/01/51		860	852,162

			32,105,926
Semiconductors & Semiconductor Equipment — 0.3%
Amkor Technology, Inc., 6.38%, 10/01/22		375	386,719
Analog Devices, Inc., 2.50%, 12/05/21		500	500,349
Applied Materials, Inc.:
3.90%, 10/01/25		3,470	3,721,488
4.35%, 04/01/47		750	819,473
Broadcom Corp.(b):
2.38%, 01/15/20		4,600	4,625,674
2.20%, 01/15/21		5,000	4,969,226
3.00%, 01/15/22		5,040	5,109,857
3.63%, 01/15/24		1,055	1,089,637
Intel Corp.:
2.88%, 05/11/24		2,800	2,830,196
2.60%, 05/19/26		1,000	977,206
4.80%, 10/01/41		615	726,955
4.10%, 05/19/46		1,000	1,064,914
4.10%, 05/11/47		1,200	1,270,611
Lam Research Corp., 2.80%, 06/15/21		3,415	3,452,505
Maxim Integrated Products, Inc., 2.50%, 11/15/18		1,620	1,628,869
Micron Technology, Inc.:
5.25%, 08/01/23(b)		2,452	2,566,263
5.25%, 01/15/24(b)		350	367,938
5.50%, 02/01/25		902	958,375
Microsemi Corp., 9.13%, 04/15/23(b)		78	88,725
NXP BV(b):
4.13%, 06/15/20		1,670	1,738,888
4.13%, 06/01/21		2,428	2,537,260
4.63%, 06/15/22		300	321,375
3.88%, 09/01/22		1,127	1,170,671
4.63%, 06/01/23		1,160	1,249,900

35

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Qorvo, Inc., 7.00%, 12/01/25	USD	400	$455,620
QUALCOMM, Inc.:
3.00%, 05/20/22		1,665	1,698,783
2.60%, 01/30/23		1,200	1,196,507
2.90%, 05/20/24		625	625,859
4.65%, 05/20/35		400	436,454
4.80%, 05/20/45		450	489,081
Sensata Technologies UK Financing Co. plc, 6.25%, 02/15/26(b)		1,095	1,199,025
Texas Instruments, Inc.:
2.63%, 05/15/24		410	410,908
2.90%, 11/03/27		1,225	1,220,928
Xilinx, Inc.:
2.13%, 03/15/19		300	300,563
2.95%, 06/01/24		440	440,315

			52,647,117
Software — 0.5%
Adobe Systems, Inc., 3.25%, 02/01/25		2,000	2,050,282
BMC Software Finance, Inc., 8.13%, 07/15/21(b)		2,587	2,648,441
CA, Inc., 3.60%, 08/15/22		575	589,645
CDK Global, Inc.:
5.00%, 10/15/24		350	374,570
4.88%, 06/01/27(b)		1,345	1,402,162
Change Healthcare Holdings LLC, 5.75%, 03/01/25(b)		690	705,525
Genesys Telecommunications Laboratories, Inc., 10.00%, 11/30/24(b)		1,429	1,612,984
Infor US, Inc.:
5.75%, 08/15/20(b)		325	334,750
6.50%, 05/15/22		9,500	9,903,750
Informatica LLC, 7.13%, 07/15/23(b)		2,872	2,922,260
j2 Cloud Services LLC, 6.00%, 07/15/25(b)		465	489,413
Microsoft Corp.:
2.88%, 02/06/24		4,390	4,461,343
3.50%, 02/12/35		500	510,364
4.10%, 02/06/37		2,615	2,859,172
3.50%, 11/15/42		605	592,446
3.75%, 02/12/45		350	354,907
4.45%, 11/03/45		1,285	1,463,414
3.70%, 08/08/46		575	577,303
4.25%, 02/06/47		1,100	1,212,178
3.95%, 08/08/56		500	513,075
Nuance Communications, Inc.:
5.38%, 08/15/20(b)		213	215,876
6.00%, 07/01/24		1,945	2,098,752
5.63%, 12/15/26(b)		500	531,250
Open Text Corp.(b):
5.63%, 01/15/23		565	589,013
5.88%, 06/01/26		635	688,181
Oracle Corp.:
1.90%, 09/15/21		2,000	1,979,137
2.50%, 10/15/22		1,145	1,147,601
2.40%, 09/15/23		5,000	4,969,866
4.30%, 07/08/34		500	550,465
5.38%, 07/15/40		495	620,288
4.13%, 05/15/45		750	789,127
4.00%, 07/15/46		2,500	2,582,831

Security		Par (000)	Value
Software (continued)
PTC, Inc., 6.00%, 05/15/24	USD	1,045	$1,133,773
RP Crown Parent LLC, 7.38%, 10/15/24(b)		171	177,840
Solera LLC, 10.50%, 03/01/24(b)		10,406	11,862,840
SS&C Technologies Holdings, Inc., 5.88%, 07/15/23		3,796	4,009,525
Symantec Corp.:
4.20%, 09/15/20		500	517,500
5.00%, 04/15/25(b)		1,457	1,522,565
TIBCO Software, Inc., 11.38%, 12/01/21(b)		5,171	5,649,317
Veritas US, Inc.(b):
7.50%, 02/01/23		1,165	1,344,652
10.50%, 02/01/24		2,786	2,967,090

			81,525,473
Specialty Retail — 0.2%
Asbury Automotive Group, Inc., 6.00%, 12/15/24		2,554	2,694,470
Baoxin Auto Finance I Ltd., 5.63%, 10/30/20(a)(i)		2,935	2,936,585
Beacon Escrow Corp., 4.88%, 11/01/25(b)		4,328	4,380,802
Gap, Inc. (The), 5.95%, 04/12/21	USD	800	864,222
Group 1 Automotive, Inc.:
5.00%, 06/01/22		275	283,855
5.25%, 12/15/23(b)		286	294,580
Home Depot, Inc. (The):
2.13%, 09/15/26		1,000	940,210
2.80%, 09/14/27		1,600	1,572,354
5.88%, 12/16/36		935	1,234,346
5.95%, 04/01/41		750	992,000
4.25%, 04/01/46		2,000	2,151,892
IT Ltd., 6.25%, 05/15/18	CNY	24,100	3,644,805
L Brands, Inc.:
8.50%, 06/15/19	USD	100	109,250
6.63%, 04/01/21		850	936,062
5.63%, 02/15/22		750	802,125
5.63%, 10/15/23		325	346,125
6.88%, 11/01/35		750	744,375
6.75%, 07/01/36		450	439,875
Lowe’s Cos., Inc.:
3.10%, 05/03/27		3,500	3,507,403
3.70%, 04/15/46		1,000	976,220
Masaria Investments SAU, 5.00%, 09/15/24	EUR	520	614,126
Maxeda DIY Holding BV, 6.13%, 07/15/22		200	245,608
Penske Automotive Group, Inc.:
5.75%, 10/01/22	USD	350	361,049
5.50%, 05/15/26		320	329,600
PetSmart, Inc., 5.88%, 06/01/25(b)		2,130	1,858,425
Sally Holdings LLC, 5.63%, 12/01/25		620	615,350
Staples, Inc., 8.50%, 09/15/25(b)		1,772	1,563,790
TJX Cos., Inc. (The), 2.25%, 09/15/26		2,000	1,871,013

			37,310,517
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.:
2.50%, 02/09/22		5,000	5,052,258
2.70%, 05/13/22		500	508,699
2.40%, 05/03/23		705	703,601
3.00%, 02/09/24		5,435	5,543,123
2.85%, 05/11/24		1,525	1,540,772
3.20%, 05/13/25		950	975,879
4.50%, 02/23/36		500	569,789
3.45%, 02/09/45		650	618,220
4.65%, 02/23/46		640	729,551
3.85%, 08/04/46		700	707,946
4.25%, 02/09/47		2,370	2,541,283

36

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
Dell International LLC(b):
4.42%, 06/15/21	USD	220	$231,331
5.88%, 06/15/21		1,415	1,481,898
7.13%, 06/15/24		3,208	3,540,830
6.02%, 06/15/26		1,125	1,253,671
8.35%, 07/15/46		335	434,117
Dell, Inc., 5.88%, 06/15/19		375	392,344
EMC Corp.:
2.65%, 06/01/20		1,550	1,531,452
3.38%, 06/01/23		650	628,317
Hewlett Packard Enterprise Co.:
2.85%, 10/05/18		2,904	2,928,524
2.10%, 10/04/19(b)		1,515	1,513,099
NCR Corp.:
4.63%, 02/15/21		100	101,500
5.00%, 07/15/22		650	664,625
6.38%, 12/15/23		400	426,024
NetApp, Inc., 2.00%, 09/27/19		1,480	1,475,846
Western Digital Corp.:
7.38%, 04/01/23(b)		1,635	1,790,325
10.50%, 04/01/24		4,610	5,409,835
Xerox Corp., 3.63%, 03/15/23		1,061	1,046,839

			44,341,698
Textiles, Apparel & Luxury Goods — 0.1%
361 Degrees International Ltd., 7.25%, 06/03/21		3,235	3,460,693
CBR Fashion Finance BV, 5.13%, 10/01/22	EUR	292	342,163
Hanesbrands, Inc.(b):
4.63%, 05/15/24	USD	575	590,813
4.88%, 05/15/26		675	694,406
Levi Strauss & Co., 3.38%, 03/15/27	EUR	375	459,206
NIKE, Inc.:
2.38%, 11/01/26	USD	2,000	1,904,211
3.63%, 05/01/43		250	244,920
Prime Bloom Holdings Ltd., 6.95%, 07/05/22		3,583	3,439,680
PVH Corp., 4.50%, 12/15/22		275	279,813
SMCP Group SAS, 5.88%, 05/01/23	EUR	150	189,943
Under Armour, Inc., 3.25%, 06/15/26	USD	400	358,609

			11,964,457
Thrifts & Mortgage Finance — 0.1%
Amigo Luxembourg SA, 7.63%, 01/15/24	GBP	327	458,185
BPCE SA:
2.50%, 12/10/18	USD	3,840	3,867,103
3.00%, 05/22/22(b)		295	296,391
3.38%, 12/02/26		1,000	1,015,869
Deutsche Pfandbriefbank AG, 4.60%, 02/22/27	EUR	1,700	2,210,551
Jerrold Finco plc:
6.25%, 09/15/21	GBP	390	542,582
6.13%, 01/15/24		650	896,004
Ladder Capital Finance Holdings LLLP(b):
5.25%, 03/15/22	USD	814	842,490
5.25%, 10/01/25		630	627,638
Quicken Loans, Inc., 5.75%, 05/01/25(b)		825	874,500

			11,631,313
Tobacco — 0.1%(b)
Altria Group, Inc.:
2.63%, 01/14/20		1,750	1,773,434
4.00%, 01/31/24		700	748,178
5.38%, 01/31/44		1,250	1,499,280
3.88%, 09/16/46		880	860,870
BAT Capital Corp.(b):
2.30%, 08/14/20		4,130	4,131,488
2.76%, 08/15/22		765	765,726

Security		Par (000)	Value
Tobacco (continued)
BAT International Finance plc, 2.75%, 06/15/20	USD	2,000	$2,023,221
Philip Morris International, Inc.:
1.88%, 02/25/21		395	390,594
2.38%, 08/17/22		1,600	1,587,481
2.63%, 03/06/23		1,480	1,476,735
2.13%, 05/10/23		400	388,513
6.38%, 05/16/38		925	1,234,992
4.25%, 11/10/44		1,725	1,806,680
Reynolds American, Inc.:
2.30%, 06/12/18		2,500	2,507,092
3.25%, 06/12/20		2,121	2,174,810
Vector Group Ltd., 6.13%, 02/01/25		575	596,563

			23,965,657
Trading Companies & Distributors — 0.2%
Ahern Rentals, Inc., 7.38%, 05/15/23(b)		435	398,025
Air Lease Corp.:
3.38%, 01/15/19		750	761,791
2.63%, 07/01/22		2,590	2,580,211
Aircastle Ltd.:
6.25%, 12/01/19		100	107,000
5.13%, 03/15/21		675	716,344
5.50%, 02/15/22		2,090	2,246,750
5.00%, 04/01/23		350	370,125
4.13%, 05/01/24		980	1,002,050
Aviation Capital Group LLC, 2.88%, 01/20/22(b)		2,265	2,273,439
GATX Corp.:
2.38%, 07/30/18		1,960	1,966,432
2.50%, 03/15/19		1,240	1,245,700
H&E Equipment Services, Inc., 5.63%, 09/01/25(b)		595	628,469
HD Supply, Inc., 5.75%, 04/15/24(b)		5,695	6,143,481
Rexel SA:
3.50%, 06/15/23	EUR	877	1,074,695
2.63%, 06/15/24		425	508,716
United Rentals North America, Inc.:
4.63%, 07/15/23	USD	1,000	1,042,500
5.75%, 11/15/24		1,242	1,316,520
5.50%, 07/15/25		619	664,264
4.63%, 10/15/25		2,326	2,379,847
5.88%, 09/15/26		1,070	1,166,300
5.50%, 05/15/27		715	765,050
4.88%, 01/15/28		2,691	2,704,455
WESCO Distribution, Inc., 5.38%, 12/15/21		200	206,120

			32,268,284
Transportation Infrastructure — 0.1%
Adani Ports & Special Economic Zone Ltd., 3.95%, 01/19/22(b)		2,000	2,057,670
HPHT Finance 17 Ltd., 2.75%, 09/11/22		2,035	2,007,851
ICTSI Treasury BV, 4.63%, 01/16/23		1,900	1,980,750
Royal Capital BV(g)(i):
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.42%), 5.50%, 05/05/21		1,000	1,053,526
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.93%), 4.88%, 05/05/24		508	515,744
Shenzhen Expressway Co. Ltd., 2.88%, 07/18/21		650	645,044
Swissport Financing SARL:
6.75%, 12/15/21	EUR	830	1,034,398
9.75%, 12/15/22		400	510,206

			9,805,189
Water Utilities — 0.0%
American Water Capital Corp.:
2.95%, 09/01/27	USD	1,775	1,766,813
4.00%, 12/01/46		225	233,357
3.75%, 09/01/47		900	908,186

37

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Water Utilities (continued)
Core & Main LP, 6.13%, 08/15/25(b)	USD	720	$729,000

			3,637,356
Wireless Telecommunication Services — 0.6%
C&W Senior Financing Designated Activity Co.,
6.88%, 09/15/27(b)		525	548,625
Digicel Group Ltd.(b):
8.25%, 09/30/20		1,995	1,972,556
7.13%, 04/01/22		1,947	1,835,048
Digicel Ltd., 6.00%, 04/15/21(b)		5,846	5,750,476
Hughes Satellite Systems Corp.:
6.50%, 06/15/19		732	775,005
7.63%, 06/15/21		1,020	1,139,850
5.25%, 08/01/26		3,567	3,647,543
6.63%, 08/01/26		1,047	1,104,585
Inmarsat Finance plc, 4.88%, 05/15/22(b)		625	637,625
Matterhorn Telecom SA, 3.88%, 05/01/22	EUR	842	1,012,158
Rogers Communications, Inc., 6.80%, 08/15/18	USD	786	816,667
SmarTone Finance Ltd., 3.88%, 04/08/23		8,350	8,505,344
SoftBank Group Corp.:
4.50%, 04/15/20(b)		1,600	1,652,480
4.75%, 09/19/24		1,300	1,295,966
4.75%, 07/30/25	EUR	657	860,587
(USD Swap Rate 5 Year + 4.85%), 6.87%, 07/19/27(g)(i)	USD	4,800	4,964,400
Sprint Communications, Inc.:
9.00%, 11/15/18(b)		1,500	1,591,875
7.00%, 03/01/20(b)		2,907	3,154,095
7.00%, 08/15/20		700	754,040
6.00%, 11/15/22		1,100	1,155,000
Sprint Corp.:
7.25%, 09/15/21		1,291	1,407,190
7.88%, 09/15/23		7,582	8,472,885
7.13%, 06/15/24		11,514	12,445,943
7.63%, 02/15/25		4,724	5,178,685
Telefonica Europe BV(i):
(EUR Swap Annual 5 Year + 5.04%), 6.50%, 09/18/18(g)	EUR	500	612,129
4.20%, 12/04/19(a)		2,700	3,343,997
(GBP Swap 5 Year + 4.46%), 6.75%, 11/26/20(g)	GBP	400	588,264
(EUR Swap Annual 8 Year + 5.59%), 7.63%, 09/18/21(g)	EUR	500	710,547
(EUR Swap Annual 5 Year + 3.86%), 3.75%, 03/15/22(g)		300	373,230
5.88%, 03/31/24(a)		100	136,742
T-Mobile USA, Inc.:
6.13%, 01/15/22	USD	575	598,000
4.00%, 04/15/22		700	724,062
6.00%, 03/01/23		3,097	3,263,464
6.63%, 04/01/23		1,990	2,089,500
6.84%, 04/28/23		625	659,375
6.50%, 01/15/24		2,063	2,202,253
6.00%, 04/15/24		2,794	2,989,580
6.38%, 03/01/25		1,575	1,701,000
5.13%, 04/15/25		150	157,080
6.50%, 01/15/26		1,455	1,609,768
5.38%, 04/15/27		650	703,625
United States Cellular Corp., 6.70%, 12/15/33 .		199	209,945
Wind Tre SpA, 5.00%, 01/20/26(b)		1,424	1,433,239

			94,784,428
Total Corporate Bonds — 32.3% (Cost: $5,049,762,618)			5,252,736,830

Security		Par (000)	Value
Equity-Linked Notes — 11.5%
Aerospace & Defense — 0.2%
Toronto-Dominion Bank (The) (Boeing Co. (The)), 12.25%, 12/13/17	USD	125	$32,198,484

Airlines — 0.5%
BNP Paribas SA (Delta Air Lines, Inc.), 17.90%, 12/06/17		597	30,234,628
HSBC Bank plc (Deutsche Lufthansa AG), 17.67%, 12/13/17	EUR	227	7,219,051
Societe Generale SA (JetBlue Airways Corp.):
16.06%, 01/19/18	USD	520	10,155,648
14.65%, 01/22/18		520	10,134,852
Deutsche Bank AG (Southwest Airlines Co.), 16.57%, 12/14/17		366	19,958,433

			77,702,612
Auto Components — 0.0%
Merrill Lynch International & Co. (Lear Corp.), 9.31%, 12/08/17		41	7,211,045

Automobiles — 0.3%
HSBC Bank plc (Daimler AG), 8.42%, 12/13/17	EUR	258	21,092,450
Societe Generale SA (General Motors Co.), 13.49%, 01/19/18	USD	691	30,300,377
UBS AG (Harley-Davidson, Inc.), 17.50%, 12/07/17		95	4,481,441

			55,874,268
Banks — 0.8%
BNP Paribas SA (Bank of America Corp.), 13.14%, 12/06/17		1,242	33,168,751
BNP Paribas SA (Citigroup Capital XIII), 11.02%, 12/06/17		444	32,498,546
JP Morgan Structured Products BV (Citizens Financial Group, Inc.), 12.18%, 12/08/17		341	12,991,025
JP Morgan Structured Products BV (Comerica, Inc.), 12.70%, 12/08/17		91	7,184,411
Goldman Sachs International (JPMorgan Chase & Co.), 7.40%, 12/06/17		334	32,782,659
Canadian Imperial Bank of Commerce (SunTrust Banks, Inc.), 13.51%, 12/08/17		215	12,972,873

			131,598,265
Beverages — 0.2%
BNP Paribas SA (Constellation Brands, Inc.), 9.77%, 11/28/17		154	33,155,231

Biotechnology — 0.2%
Societe Generale SA (AbbVie, Inc.), 13.22%, 01/16/18		345	31,915,931

Capital Markets — 0.4%
Societe Generale SA (Charles Schwab Corp. (The)), 11.21%, 01/16/18		712	32,068,285
Merrill Lynch International & Co. (Morgan Stanley), 13.08%, 12/07/17		648	32,288,250

			64,356,535
Chemicals — 0.1%
Royal Bank of Canada (Praxair, Inc.), 13.03%, 12/14/17		61	8,922,641

Construction & Engineering — 0.1%
Credit Suisse AG (Orascom Construction Ltd.): 9.20%, 01/08/18 - 01/09/18		167	13,202,455

			13,202,455
Containers & Packaging — 0.1%
Credit Suisse AG (International Paper Co.):
14.80%, 12/14/17		113	6,523,438
14.70%, 12/15/17		113	6,523,437

			13,046,875

38

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Diversified Telecommunication Services — 0.2%
Canadian Imperial Bank of Commerce (Verizon Communications, Inc.), 10.47%, 01/31/18	USD	651	$31,310,873

Electrical Equipment — 0.1%
Societe Generale SA (Rockwell Automation, Inc.):
10.35%, 11/02/17		56	9,289,741
10.37%, 11/02/17		56	9,292,038

			18,581,779
Equity Real Estate Investment Trusts (REITs) — 0.1%
Canadian Imperial Bank of Commerce (Crown Castle International Corp.), 8.34%, 12/07/17		126	13,352,975

Food & Staples Retailing — 0.3%
Societe Generale SA (Costco Wholesale Corp.), 10.93%, 12/11/17		203	32,399,630
UBS AG (Sysco Corp.), 9.80%, 11/07/17		240	13,293,481

			45,693,111
Food Products — 0.1%
JP Morgan Structured Products BV (Mondelez International, Inc.), 12.34%, 12/08/17		503	20,913,985

Health Care Equipment & Supplies — 0.1%
Royal Bank of Canada (Cooper Cos., Inc. (The)), 12.61%, 12/06/17		54	12,957,192

Health Care Providers & Services — 1.0%
Citigroup, Inc. (Anthem, Inc.):
10.66%, 12/13/17		157	32,579,988
11.82%, 12/14/17		152	32,183,184
Citigroup, Inc. (Express Scripts Holding Co.), 14.46%, 12/13/17		345	21,074,728
Royal Bank of Canada (HCA Healthcare, Inc.), 12.25%, 12/07/17		164	12,478,030
Goldman Sachs International (Humana, Inc.), 13.84%, 11/03/17		88	21,717,733
Royal Bank of Canada (Quest Diagnostics, Inc.), 7.87%, 01/09/18		137	12,816,465
Merrill Lynch International & Co. (UnitedHealth Group, Inc.), 7.82%, 12/07/17		157	32,766,757

			165,616,885
Hotels, Restaurants & Leisure — 0.5%
Credit Suisse AG (Carnival Corp.), 11.70%, 12/15/17		320	21,213,102
Citigroup, Inc. (Las Vegas Sands Corp):
13.42%, 12/15/17		262	16,146,244
12.77%, 12/18/17		262	16,146,244
Nomura Bank International (Starbucks Corp.), 8.30%, 11/02/17		664	36,520,274

			90,025,864
Household Durables — 0.1%
UBS AG (DR Horton, Inc.), 13.75%, 11/06/17		239	9,271,565
Merrill Lynch International & Co. (Mohawk Industries, Inc.), 8.79%, 12/09/17		49	13,030,332

			22,301,897
Internet Software & Services — 0.4%
Societe Generale SA (Alphabet, Inc.), 11.36%, 12/14/17		31	31,845,451
Canadian Imperial Bank of Commerce (eBay, Inc.), 7.82%, 12/07/17		756	28,299,389

			60,144,840
IT Services — 0.0%
Royal Bank of Canada (First Data Corp.), 14.59%, 12/09/17		400	7,178,448

Life Sciences Tools & Services — 0.1%
JP Morgan Structured Products BV (Thermo Fisher Scientific, Inc.), 9.56%, 12/19/17		110	21,062,254

Security		Par (000)	Value
Machinery — 0.4%
Merrill Lynch International & Co. (Caterpillar, Inc.), 9.83%, 12/09/17	USD	256	$34,966,448
Societe Generale SA (Deere & Co.), 10.22%, 11/23/17		165	21,360,429
Merrill Lynch International & Co. (Snap-on, Inc.), 9.52%, 01/30/18		82	12,948,873

			69,275,750
Media — 0.1%
BNP Paribas SA (Twenty-First Century Fox, Inc.), 15.55%, 11/08/17		802	20,400,233

Metals & Mining — 0.1%
Royal Bank of Canada (Nucor Corp.):
12.96%, 01/26/18		175	10,250,578
12.63%, 01/29/18		175	10,245,294

			20,495,872
Multiline Retail — 0.1%
Royal Bank of Canada (Dollar Tree, Inc.), 11.64%, 11/22/17		146	13,160,749

Pharmaceuticals — 0.2%
JP Morgan Structured Products BV (AstraZeneca plc), 10.50%, 11/06/17	GBP	337	22,217,163
Credit Suisse AG (Zoetis, Inc.), 8.00%, 11/02/17	USD	113	7,260,843

			29,478,006
Road & Rail — 0.2%
Merrill Lynch International & Co. (Kansas City Southern), 11.23%, 01/19/18		124	12,869,054
Societe Generale SA (Landstar System, Inc.), 11.56%, 12/19/17		30	3,029,803
Societe Generale SA (Norfolk Southern Corp.), 15.62%, 12/14/17		98	13,012,808

			28,911,665
Semiconductors & Semiconductor Equipment — 1.1%
Canadian Imperial Bank of Commerce (Applied Materials, Inc.), 19.46%, 11/16/17		620	33,208,052
Societe Generale SA (ASML Holding NV):
10.70%, 12/08/17	EUR	75	13,229,053
11.46%, 12/13/17		73	12,921,861
JP Morgan Structured Products BV (Broadcom Ltd.), 16.20%, 11/03/17	USD	133	33,576,485
Citigroup, Inc. (Micron Technology, Inc.), 32.15%, 12/19/17		788	32,161,308
BNP Paribas SA (NVIDIA Corp.), 18.90%, 11/07/17		77	13,760,708
Toronto-Dominion Bank (The) (Texas Instruments, Inc.), 12.75%, 12/01/17		336	32,521,869

			171,379,336
Software — 1.4%
Societe Generale SA (Adobe Systems, Inc.), 11.29%, 12/11/17		209	33,236,869
Merrill Lynch Pierce Fenner (Autodesk, Inc.):
15.12%, 11/21/17		93	11,202,312
15.11%, 11/22/17		93	11,185,548
Societe Generale SA (Citrix Systems, Inc.):
13.10%, 12/15/17		129	10,627,607
12.90%, 12/18/17		129	10,627,607

39

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Software (continued)
JP Morgan Structured Products BV (Microsoft Corp.), 11.11%, 12/09/17	USD	418	$34,964,174
Societe Generale SA (Oracle Corp.), 7.11%, 12/11/17		664	32,882,195
Citigroup, Inc. (salesforce.com, Inc.), 11.42%, 11/27/17		337	33,240,898
Royal Bank of Canada (ServiceNow, Inc.), 15.85%, 12/14/17		103	12,995,547
Take-Two Interactive Software, Inc. (Take-Two Interactive Software, Inc.), 16.75%, 11/07/17		98	10,420,531
BNP Paribas SA (VMware, Inc.), 9.98%, 11/27/17		193	22,013,627

			223,396,915
Specialty Retail — 1.2%
Home Depot, Inc. (The) (Home Depot, Inc. (The)), 6.30%, 11/15/17		208	34,322,868
Royal Bank of Canada (Lowe’s Cos., Inc.), 11.60%, 11/16/17		488	37,375,077
Merrill Lynch International & Co. (Ross Stores, Inc.):
9.19%, 11/13/17		308	18,892,971
9.21%, 11/14/17		308	18,875,326
10.71%, 11/16/17		200	12,730,459
BNP Paribas SA (Tiffany & Co.):
13.86%, 11/29/17		172	16,077,817
13.78%, 11/30/17		172	16,295,146
Credit Suisse AG (TJX Cos, Inc. (The)), 11.70%, 11/10/17		311	21,686,086
BNP Paribas SA (Ulta Beauty, Inc.), 17.94%, 11/22/17		94	19,125,901

			195,381,651
Technology Hardware, Storage & Peripherals — 0.1%
Goldman Sachs International (Seagate Technology plc), 10.11%, 12/12/17		330	12,378,301

Textiles, Apparel & Luxury Goods — 0.1%
BNP Paribas SA (Kering SA), 9.82%, 12/01/17	EUR	13	5,387,772
Credit Suisse AG (PVH Corp.), 15.40%, 11/21/17	USD	102	12,960,806

			18,348,578
Tobacco — 0.2%
Canadian Imperial Bank of Commerce (Altria Group, Inc.), 11.80%, 12/14/17		490	31,698,397

Trading Companies & Distributors — 0.1%
Societe Generale SA (United Rentals, Inc.), 15.45%, 12/07/17		91	13,034,042

Wireless Telecommunication Services — 0.2%
Goldman Sachs International (MTN Group Ltd.), 11.02%, 12/05/17		21	4,618,003
Royal Bank of Canada (T-Mobile US, Inc.), 16.66%, 12/12/17		343	20,668,752

			25,286,755

Total Equity-Linked Notes — 11.4% (Cost: $1,843,066,892)			1,850,950,695

Floating Rate Loan Interests — 6.1%(l)

Aerospace & Defense — 0.1%
Standard Aero Holdings, Inc., 1st Lien Term Loan, 07/07/22(c)(m)		635	640,556
TransDigm, Inc., Term Loan F, (LIBOR USD 3 Month + 3.00%), 4.24% - 4.33%, 06/09/23		9,307	9,343,510

			9,984,066

Security	Par (000)		Value
Air Freight & Logistics — 0.0%
CEVA Group plc, Term Loan:
(LIBOR USD 3 Month + 6.40%), 6.50%, 03/19/21(c)	USD	985	$946,077
(LIBOR USD 3 Month + 5.50%), 6.88%, 03/19/21		177	170,180
CEVA Group plc, Term Loan B, (LIBOR USD 3 Month + 5.50%), 6.88%, 03/19/21		1,379	1,323,626

			2,439,883
Airlines — 0.0%(c)
Northwest Airlines, Inc., Term Loan, (LIBOR USD 6 Month + 1.23%), 2.68%, 09/10/18		31	30,445
Northwest Airlines, Inc., Term Loan 2, (LIBOR USD 6 Month + 1.23%), 2.68%, 09/10/18		31	30,116
Northwest Airlines, Inc., Term Loan 5, (LIBOR USD 6 Month + 1.23%), 2.68%, 09/10/18		30	29,799

			90,360
Automobiles — 0.0%
CH Hold Corp., Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.24%, 02/01/24		1,444	1,455,802

Building Products — 0.0%
CPG International, Inc., Term Loan, (LIBOR USD 3 Month + 3.75%), 5.08%, 12/31/00		2,928	2,954,406
Jeld-Wen, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 3.00%), 4.33%, 07/01/22		2,346	2,363,395
Ply Gem Industries, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 3.00%), 4.33%, 02/01/21		2,376	2,401,285

			7,719,086
Capital Markets — 0.4%
AlixPartners LLP, 1st Lien Term Loan, (LIBOR USD 3 Month + 2.75%), 4.08%, 04/04/24		3,169	3,182,956
Canyon Valor Cos, Inc., Term Loan, (LIBOR USD 3 Month + 4.25%), 5.58%, 06/16/23		1,007	1,021,894
Fortress Investment Group LLC, 1st Lien Term Loan B, 2.75%, 07/14/22		1,620	1,643,085
LSTAR Securities Investment Ltd., Term Loan(c):
(LIBOR USD 3 Month + 2.50%), 3.74%, 04/07/20		31,912	31,631,376
(LIBOR USD 3 Month + 2.00%), 3.24%, 06/01/20		19,668	19,448,096
RPI Finance Trust, Term Loan B, (LIBOR USD 3 Month + 2.00%), 3.33%, 03/27/23		7,101	7,126,756
SAM Finance Luxembourg SARL, Term Loan, (LIBOR USD 3 Month + 3.25%), 4.57%, 12/17/20		1,400	1,405,499
TKC Holdings, Inc., Term Loan, (LIBOR USD 3 Month + 4.25%), 5.52%, 02/01/23		2,602	2,627,944

			68,087,606

40

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Chemicals — 0.0%
Alpha 3 BV, Term Loan, (LIBOR USD 3 Month + 3.00%), 4.33%, 01/31/24	USD	1,152	$1,159,797
Axalta Coating Systems Dutch Holding B BV, Term Loan, (LIBOR USD 3 Month + 2.25%), 3.00%, 02/01/23	EUR	100	116,979
Axalta Coating Systems US Holdings, Inc., Term Loan, (LIBOR USD 3 Month + 2.00%), 3.33%, 06/01/24	USD	2,698	2,711,729
Encapsys LLC, Term Loan B, 3.00%, 07/05/24(c)		1,365	1,375,238
Gates Global LLC, Term Loan B, (LIBOR USD 3 Month + 3.25%), 4.58%, 04/01/24		2,591	2,607,815
HB Fuller Co., 1st Lien Term Loan, (LIBOR USD 6 Month + 2.25%), 3.49%, 10/20/24		3,035	3,051,450
Huntsman International LLC, 1st Lien Term Loan B-2, (LIBOR USD 1 Month + 3.00%), 4.24%, 04/01/23		726	729,609
MacDermid, Inc., Term Loan:
(LIBOR USD 1 Month + 2.50%), 3.74%, 06/07/20		1,965	1,980,006
(LIBOR USD 1 Month + 3.00%), 4.24%, 06/07/23		562	565,015
Oxea Corp., Term Loan, (LIBOR USD 3 Month + 3.50%), 4.88%, 09/30/24		4,619	4,626,206
PQ Corp., Term Loan B, (LIBOR USD 3 Month + 3.25%), 4.63%, 11/04/22		1,022	1,034,231
Solenis International LP, 2nd Lien Term Loan, (LIBOR USD 3 Month + 6.75%), 8.07%, 07/31/22		2,250	2,217,668
Tronox Blocked Borrower LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 3.00%), 4.32%, 09/23/24		497	501,264
Tronox Finance LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 3.00%), 4.32%, 09/23/24		1,148	1,156,764

			23,833,771

Security	Par (000)		Value
Commercial Services & Supplies — 0.1%
Advanced Disposal Services, Inc., Term Loan, (LIBOR USD 3 Month + 2.75%), 3.95%, 11/10/23	USD	6,002	$6,052,598
Camelot Finance LP, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.50%), 4.74%, 10/03/23		2,797	2,815,475
Creative Artists Agency LLC, Term Loan B, (LIBOR USD 1 Month + 3.50%), 4.74%, 02/15/24		2,471	2,496,038
Garda World Security Corp., Term Loan, (LIBOR USD 3 Month + 4.00%), 5.31%, 05/24/24		1,035	1,043,424
KAR Auction Services, Inc., Term Loan B-5, (LIBOR USD 3 Month + 2.50%), 3.88%, 03/09/23		1,058	1,065,526
Prime Security Services Borrower LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 3.99%, 05/02/22		3,324	3,351,471
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 3.99%, 03/01/21		3,669	3,685,130
Sedgwick Claims Management Services, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 5.75%), 6.99%, 02/28/22		2,500	2,521,875
TMK Hawk Parent Corp., Term Loan, (LIBOR USD 3 Month + 3.50%), 4.88%, 08/28/24		682	689,207
TruGreen LP, Term Loan, (LIBOR USD 1 Month + 4.00%), 5.24%, 04/13/23(c)		270	274,050
US Security Associates Holdings, Inc., Term Loan, (LIBOR USD 3 Month + 4.00%), 5.33%, 07/14/23		3,283	3,312,628
West Corp., Term Loan, (LIBOR USD 1 Month + 4.00%), 5.24%, 10/03/24		4,337	4,345,243
Wrangler Buyer Corp., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.24%, 09/20/24		3,047	3,072,312

			34,724,977
Communications Equipment — 0.0%
CommScope, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 2.00%), 3.24% - 3.38%, 12/29/22		396	397,756
Riverbed Technology, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 4.50%, 04/24/22		999	955,869

			1,353,625
Construction & Engineering — 0.1%
Brand Industrial Services, Inc., Term Loan, (LIBOR USD 3 Month + 4.25%), 5.58% - 5.63%, 06/21/24		7,930	7,978,578
Engility Corp., Term Loan B-1, (LIBOR USD 1 Month + 2.75%), 3.99%, 08/12/20		491	493,669
Engility Corp., Term Loan B-2, (LIBOR USD 1 Month + 3.25%), 4.49%, 08/14/23		893	903,204
USIC Holdings, Inc., Term Loan B, (LIBOR USD 3 Month + 3.50%), 5.00%, 12/08/23		1,350	1,361,726

			10,737,177
Consumer Finance — 0.0%
Capital Automotive LP, Term Loan, (LIBOR USD 1 Month + 3.00%), 4.25%, 03/25/24		953	954,870

41

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Containers & Packaging — 0.2%
Anchor Glass Container Corp., 1st Lien Term Loan, (LIBOR USD 3 Month + 2.75%), 3.99% - 4.07%, 12/07/23	USD	650	$653,643
Berry Global, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.25%), 3.49%, 10/01/22		7,000	7,029,952
BWAY Corp., Term Loan B, (LIBOR USD 3 Month + 3.25%), 4.52% - 4.60%, 04/03/24		4,928	4,958,448
Charter NEX US, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 4.49%, 05/16/24		1,696	1,705,636
Flex Acquisition Co., Inc., Term Loan, (LIBOR USD 3 Month + 3.00%), 4.34%, 12/29/23		1,821	1,833,086
FPC Holdings, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 4.00%), 5.33%, 11/19/19		747	738,320
Plastipak Holdings, Inc., 1st Lien Term Loan, (LIBOR USD 6 Month + 2.75%), 3.99%, 10/14/24		1,180	1,188,260
Reynolds Group Holdings, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 3.99%, 02/05/23		5,639	5,670,931

			23,778,276
Distributors — 0.0%
American Builders & Contractors Supply Co., Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.50%), 3.74%, 10/31/23		3,873	3,895,025
Nexeo Solutions LLC, Term Loan, (LIBOR USD 3 Month + 3.75%), 5.07% - 5.13%, 06/09/23		336	338,701
Spin Holdco, Inc., Term Loan B-1, (LIBOR USD 1 Month + 3.75%), 4.99%, 11/14/22		2,286	2,301,452

			6,535,178
Diversified Consumer Services — 0.1%
Allied Universal Holdco LLC, Term Loan:
(LIBOR USD 3 Month + 3.75%), 5.08%, 07/28/22		1,464	1,458,405
(LIBOR USD 3 Month + 8.50%), 9.88%, 07/28/23(c)		565	550,875
Belron Finance Ltd., Term Loan B, 10/25/24(m)		1,605	1,615,031
Bright Horizons Family Solutions, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.49%, 11/07/23		5,778	5,809,657
Houghton Mifflin, Term Loan, 4.24%, 05/28/21		2,834	2,697,798
ServiceMaster Co. LLC (The), 1st Lien Term Loan, (LIBOR USD 1 Month + 2.50%), 3.74%, 11/08/23		5,920	5,945,424
Weight Watchers International, Inc., Term Loan, (LIBOR USD 3 Month + 3.25%), 4.49% - 4.59%, 04/02/20		5,284	5,229,510

			23,306,700
Diversified Financial Services — 0.1%
IG Investments Holdings LLC, Term Loan B, (LIBOR USD 3 Month + 4.00%), 5.33%, 10/31/21		3,243	3,277,453
Trans Union LLC, 1st Lien Term Loan B-3, (LIBOR USD 1 Month + 2.00%), 3.24%, 04/10/23		10,991	11,022,097

			14,299,550

Security	Par (000)			Value
Diversified Telecommunication Services — 0.4%
CenturyLink, Inc., 1st Lien Term Loan, 2.75%, 01/31/25	USD	22,495		$22,195,142
Cyxtera DC Holdings, Inc., Term Loan, (LIBOR USD 3 Month + 3.00%), 4.31%, 05/01/24		1,940		1,954,689
Digicel International Finance Ltd., Term Loan, (LIBOR USD 3 Month + 3.75%), 5.07%, 05/27/24		2,575		2,594,956
Frontier Communications Corp., Term Loan B, (LIBOR USD 1 Month + 3.75%), 4.99%, 06/15/24		1,616		1,536,009
Intelsat Jackson Holdings SA, Term Loan B-2, (LIBOR USD 3 Month + 2.75%), 4.07%, 06/30/19		9,859		9,824,432
Level 3 Parent LLC, Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.49%, 02/22/24		13,780		13,826,714
Lumos Networks Operators, Term Loan, (LIBOR USD 6 Month + 3.25%), 4.47%, 11/15/24		1,260		1,270,920
SBA Senior Finance II LLC, Term Loan B-1, (LIBOR USD 1 Month + 2.25%), 3.50%, 03/24/21		2,991		3,002,972
SFR Group SA, Term Loan, (LIBOR USD 3 Month + 3.00%), 4.35%, 01/31/26		7,315		7,316,682
Spirit Communication, Term Loan, 10/27/24(m)		1,234		1,227,696
Telenet Financing USD LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 3.99%, 06/30/25		7,260		7,288,241

				72,038,453
Electric Utilities — 0.2%
Energy Future Intermediate Holding Co. LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 4.24%, 06/30/18		13,700		13,785,625
Nautilus Power LLC, Term Loan B, (LIBOR USD 1 Month + 4.50%), 5.74%, 05/16/24		6,354		6,367,990

				20,153,615
Electrical Equipment — 0.1%
Vertiv Group Corp., Term Loan B, (LIBOR USD 3 Month + 3.00%), 5.24% - 7.25%, 11/30/23		5,409		5,446,505

Energy Equipment & Services — 0.0%
Weatherford International Ltd., Term Loan, (LIBOR USD 1 Month + 2.30%), 3.55%, 07/13/20		1,145		1,112,826

Equity Real Estate Investment Trusts (REITs) — 0.1%
ESH Hospitality, Inc., Term Loan B-1, (LIBOR USD 1 Month + 2.50%), 3.74%, 08/30/23		4,109		4,131,956
GEO Group, Inc. (The), Term Loan, (LIBOR USD 3 Month + 2.25%), 3.57%, 03/22/24		2,274		2,272,620
MGM Growth Properties Operating Partnership LP, Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.49%, 04/25/23		5,670		5,698,945
Uniti Group, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.00%), 4.24%, 10/24/22		—	(n)	—

				12,103,521
Food & Staples Retailing — 0.1%
Albertson’s LLC, Term Loan B-4, (LIBOR USD 1 Month + 2.75%), 3.99%, 08/25/21		2,671		2,586,651
US Foods, Inc., Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.00%, 06/27/23		6,582		6,632,432

				9,219,083

42

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Food Products — 0.1%
Chobani LLC, Term Loan, (LIBOR USD 1 Month + 3.50%), 4.74%, 10/10/23	USD	2,384	$2,411,509
Dole Food Co., Inc., Term Loan B, (LIBOR USD 2 Month + 2.75%), 3.99% - 6.00%, 04/06/24		1,287	1,291,732
Hostess Brands LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 2.50%), 3.74%, 08/03/22		7,287	7,323,724
JBS USA LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 2.50%), 3.74%, 10/30/22		3,164	3,094,901
Nomad Foods Europe Midco Ltd., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.75%), 3.99%, 05/15/24		1,520	1,526,962
NVA Holdings, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.50%), 4.83%, 08/14/21		715	721,256
Pinnacle Foods Finance LLC, Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.23%, 02/02/24		4,124	4,144,457

			20,514,541
Gas Utilities — 0.0%
Veresen Midstream LP, Term Loan B, (LIBOR USD 1 Month + 3.50%), 4.74%, 03/31/22		2,043	2,058,966

Health Care Equipment & Supplies — 0.2%
Auris Luxembourg III SARL, Term Loan B-7, (LIBOR USD 3 Month + 3.00%), 4.33%, 01/17/22		3,293	3,323,835
Avantor, Inc., Term Loan, 09/20/24(m)		3,649	3,667,902
DJO Finance LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.25%), 4.49% - 4.59%, 06/08/20		6,785	6,786,644
Immucor, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 6.31%, 06/15/21		2,529	2,575,378
Ortho-Clinical Diagnostics, Inc., Term Loan B, (LIBOR USD 3 Month + 3.75%), 5.08%, 06/30/21		6,041	6,068,974

			22,422,733

Security	Par (000)		Value
Health Care Providers & Services — 0.3%
Air Medical Group Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 4.49%, 04/28/22	USD	457	$456,518
Change Healthcare Holdings LLC, Term Loan B, (LIBOR USD 1 Month + 2.75%), 3.99%, 03/01/24		8,597	8,642,191
CHS/Community Health Systems, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 2.75%), 4.07%, 12/31/19		1,580	1,542,356
CHS/Community Health Systems, Inc., 1st Lien Term Loan H, (LIBOR USD 3 Month + 3.00%), 4.32%, 01/27/21		609	588,237
DaVita, Inc., Term Loan B, (LIBOR USD 1 Month + 2.75%), 3.99%, 06/24/21		6,292	6,339,662
Envision Healthcare Corp., Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.25%, 12/01/23		9,960	9,997,087
HC Group Holdings III, Inc., Term Loan, (LIBOR USD 3 Month + 5.00%), 6.32%, 04/07/22(c)		1,274	1,289,925
HCA, Inc., Term Loan B-8, (LIBOR USD 1 Month + 2.25%), 3.49%, 02/15/24		1,190	1,197,512
Jaguar Holding Co. II, Term Loan, (LIBOR USD 3 Month + 2.75%), 3.99% - 4.08%, 08/18/22		8,707	8,752,861
MPH Acquisition Holdings LLC, Term Loan, (LIBOR USD 3 Month + 3.00%), 4.33%, 06/07/23		5,787	5,840,961
Surgery Center Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 4.50%, 09/02/24		378	374,489
Team HLTH, Term Loan B, (LIBOR USD 1 Month + 2.75%), 3.99%, 02/06/24(c)		2,413	2,392,011
Vizient, Inc., Term Loan B, (LIBOR USD 1 Month + 3.50%), 4.74%, 02/13/23		1,854	1,864,951

			49,278,761
Health Care Technology — 0.0%
Press Ganey Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.24%, 10/23/23		1,494	1,504,915
Quintiles IMS, Inc., Term Loan B, (LIBOR USD 3 Month + 2.00%), 3.33%, 03/07/24		4,665	4,695,576

			6,200,491

43

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Hotels, Restaurants & Leisure — 0.5%
1011778 BC ULC, Term Loan, (LIBOR USD 3 Month + 2.25%), 3.49% - 3.58%, 02/16/24	USD	11,207	$11,217,831
Amaya Gaming, Term Loan, 8.33%, 08/01/22(c)		399	404,985
Boyd Gaming Corp., Term Loan B, (LIBOR USD 3 Month + 2.50%), 3.70%, 09/15/23		2,451	2,465,079
Caesars Entertainment Resort Properties LLC, Term Loan B, (LIBOR USD 1 Month + 3.50%), 4.74%, 10/11/20		9,472	9,476,857
Caesars Growth Properties Holdings LLC, Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.24%, 05/08/21		3,321	3,322,136
Caesars Resort Collection LLC, Term Loan, 2.75%, 09/30/24		3,614	3,635,937
Casa Del Mar, Term Loan, (LIBOR USD 3 Month + 2.37%), 3.61%, 06/09/24(c)		20,000	20,000,000
CCM Merger, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.75%), 3.99%, 08/06/21		1,239	1,246,564
CEC Entertainment, Inc., Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.24%, 02/12/21		948	943,461
CityCenter Holdings LLC, Term Loan B, (LIBOR USD 1 Month + 2.50%), 3.74%, 04/18/24		3,014	3,026,781
Four Seasons Hotels Ltd., Term Loan F, (LIBOR USD 1 Month + 2.50%), 3.74%, 11/30/23		342	344,683
Hilton Fort Lauderdale Marina, Term Loan, (LIBOR USD 1 Month + 6.00%), 7.24%, 07/09/19(c)		3,500	3,438,750
Hilton Orlando, Term Loan, (LIBOR USD 3 Month + 6.25%), 7.48%, 08/07/21(c)		7,250	7,250,000
Hilton Worldwide Finance LLC, 1st Lien Term Loan B-2, (LIBOR USD 1 Month + 2.00%), 3.24%, 10/25/23		3,047	3,066,399
KFC Holding Co., Term Loan, (LIBOR USD 1 Month + 2.00%), 3.24%, 06/16/23		7,421	7,465,316
La Quinta Intermediate Holdings LLC, Term Loan B, (LIBOR USD 3 Month + 2.75%), 4.11%, 04/14/21		1,577	1,583,592
Sabre GLBL, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.49%, 02/22/24		2,471	2,481,563
Scientific Games International, Inc., Term Loan B-4, (LIBOR USD 3 Month + 3.25%), 4.49% - 4.52%, 08/14/24		4,288	4,335,808
Stars Group Holdings BV, 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.50%), 4.83%, 08/01/21		2,811	2,829,764
Station Casinos LLC, Term Loan B, (LIBOR USD 1 Month + 2.50%), 3.74%, 06/08/23		2,524	2,531,701

			91,067,207
Household Durables — 0.0%
Wilsonart LLC, Term Loan B, (LIBOR USD 3 Month + 3.25%), 4.59%, 12/19/23		1,988	2,005,368

Household Products — 0.0%
Diamond BC BV, Term Loan, (LIBOR USD 3 Month + 3.00%), 4.32%, 09/06/24		275	276,081
Spectrum Brands, Inc., Term Loan B, (LIBOR USD 3 Month + 2.00%), 3.24% - 3.31%, 06/23/22		4,141	4,167,779

			4,443,860

Security	Par (000)		Value
Independent Power and Renewable Electricity Producers — 0.0%
Calpine Construction Finance Co. LP, Term Loan B-1, (LIBOR USD 1 Month + 2.25%), 3.50%, 05/03/20	USD	1,997	$1,997,149
Calpine Corp., 1st Lien Term Loan B-5, (LIBOR USD 3 Month + 2.75%), 4.09%, 01/15/24		676	678,725
Calpine Corp., Term Loan B-7, (LIBOR USD 3 Month + 2.75%), 4.09%, 05/31/23		2,553	2,563,485
Dynegy, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 4.49%, 02/07/24		4,562	4,586,643

			9,826,002
Industrial Conglomerates — 0.0%
Ascend Performance Materials Operations LLC, Term Loan B, (LIBOR USD 3 Month + 5.25%), 6.58%, 08/12/22(c)		2,197	2,213,273

Insurance — 0.1%
Alliant Holdings Intermediate LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 4.49%, 08/12/22		2,885	2,904,512
AmWINS Group, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.75%), 3.99%, 01/25/24		2,059	2,066,913
AssuredPartners, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 4.74%, 09/30/24		1,874	1,894,055
Asurion LLC, 2nd Lien Term Loan B-2, (LIBOR USD 1 Month + 6.00%), 7.24%, 08/04/25		2,025	2,089,557
Asurion LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 3.99%, 08/04/22		1,145	1,153,535
Asurion LLC, Term Loan B-5, (LIBOR USD 1 Month + 3.00%), 4.24%, 11/03/23		5,531	5,576,254
HUB International Ltd., Term Loan B, (LIBOR USD 3 Month + 3.00%), 4.31%, 10/02/20		2,248	2,265,157
USI, Inc., 1st Lien Term Loan, (LIBOR USD 6 Month + 3.00%), 4.31%, 05/16/24		2,040	2,044,243
VF Holdings Corp., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 4.49%, 06/30/23		4,203	4,229,517

			24,223,743
Internet & Direct Marketing Retail — 0.0%
CNT Holdings III Corp., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 4.50%, 01/22/23		1,330	1,302,126

Internet Software & Services — 0.0%
Go Daddy Operating Co. LLC, Term Loan B, (LIBOR USD 1 Month + 2.50%), 3.74%, 02/15/24		4,247	4,267,908
Rackspace Hosting, Inc., Term Loan B, (LIBOR USD 3 Month + 3.00%), 4.31%, 11/03/23		3,114	3,112,158

			7,380,066

44

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
IT Services — 0.2%
CCC Information Services, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.25%, 04/29/24	USD	2,060	$2,067,562
DTI Holdco, Inc., Term Loan, (LIBOR USD 3 Month + 5.25%), 6.56% - 6.63%, 10/02/23		1,783	1,748,486
First Data Corp., Term Loan B, (LIBOR USD 1 Month + 2.50%), 3.74%, 04/26/24		21,495	21,579,302
Information Resources, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 4.25%), 5.62%, 01/18/24		1,368	1,382,381
NeuStar, Inc., Term Loan B-1, (LIBOR USD 6 Month + 3.25%), 4.53% - 4.56%, 01/08/20		416	421,001
NeuStar, Inc., Term Loan B-2, (LIBOR USD 6 Month + 3.75%), 5.06%, 08/08/24		1,379	1,392,482
Peak 10 Holding Corp., 2nd Lien Term Loan, (LIBOR USD 3 Month + 7.25%), 8.56%, 08/01/25		1,954	2,002,850
Peak 10 Holding Corp., Term Loan B, (LIBOR USD 3 Month + 3.50%), 4.81%, 08/01/24		1,685	1,692,380
Tempo Acquisition LLC, Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.24%, 05/01/24		3,282	3,291,358
TierPoint LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.75%), 4.99%, 05/06/24		1,865	1,883,978
WEX, Inc., Term Loan B, (LIBOR USD 1 Month + 2.75%), 3.99%, 06/30/23		3,634	3,672,302

			41,134,082
Leisure Products — 0.0%
Hayward Industries, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.50%), 4.74%, 08/05/24		1,137	1,146,416

Life Sciences Tools & Services — 0.0%
Albany Molecular Research, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 3.25%), 4.58%, 08/30/24		1,620	1,631,146
PAREXEL International Corp., Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.24%, 09/27/24		4,241	4,278,872

			5,910,018
Machinery — 0.0%
Accudyne Industries LLC, Term Loan, (LIBOR USD 3 Month + 3.75%), 5.08%, 08/18/24		4,145	4,175,051
Clark Equipment Co., Term Loan B, (LIBOR USD 3 Month + 2.75%), 4.08%, 05/18/24		1,398	1,407,411
Filtration Group, Inc., Term Loan B-1, (LIBOR USD 3 Month + 3.00%), 4.38%, 11/23/20		4,179	4,208,652
Gardner Denver, Inc., Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.08%, 07/30/24		1,284	1,291,354
RBS Global, Inc., Term Loan, (LIBOR USD 3 Month + 2.75%), 4.09%, 08/21/23		3,349	3,368,239
WireCo WorldGroup, Inc., Term Loan, (LIBOR USD 3 Month + 5.50%), 6.82%, 07/30/23		941	942,851

			15,393,558

Security	Par (000)		Value
Media — 0.4%
Advantage Sales & Marketing, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 3.25%), 4.56% - 4.63%, 07/23/21	USD	1,691	$1,598,624
Altice Financing SA, Term Loan, 3.00%, 01/15/26		3,603	3,602,500
Altice Financing SA, Term Loan B, (LIBOR USD 6 Month + 2.75%), 4.11%, 07/15/25		1,415	1,414,201
Altice US Finance I Corp., Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.49%, 07/28/25		6,260	6,249,098
CBS Radio, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.50%), 4.74%, 10/17/23		2,084	2,096,234
Charter Communications Operating LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 2.25%), 3.50%, 01/15/24		18,892	19,027,191
Cogeco Communications USA LP, Term Loan, (LIBOR USD 1 Month + 2.50%), 3.74%, 11/30/19		1,960	1,961,469
CSC Holdings LLC, Term Loan, (LIBOR USD 1 Month + 2.25%), 3.49%, 07/17/25		5,306	5,297,056
DHX Media Ltd., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.75%), 4.99%, 12/29/23		1,082	1,082,288
Mission Broadcasting, Inc., Term Loan, (LIBOR USD 1 Month + 2.50%), 3.74%, 01/17/24		592	594,910
Nexstar Broadcasting, Inc., Term Loan B, (LIBOR USD 1 Month + 2.50%), 3.74%, 01/17/24		4,712	4,738,269
Radiate Holdco LLC, Term Loan 1, (LIBOR USD 1 Month + 3.00%), 4.24%, 02/01/24		1,473	1,455,621
Trader Corp., Term Loan, (LIBOR USD 3 Month + 3.25%), 4.58%, 09/28/23		1,985	1,987,506
Tribune Media Co., Term Loan B-1, (LIBOR USD 1 Month + 3.00%), 4.24%, 01/26/24		4,773	4,780,243
Unitymedia Finance LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 2.25%), 3.49%, 09/30/25		3,465	3,462,055
Univision Communications, Inc., Term Loan C-5, (LIBOR USD 1 Month + 2.75%), 3.99%, 03/15/24		2,468	2,458,971
Virgin Media Bristol LLC, Term Loan I, (LIBOR USD 1 Month + 2.75%), 3.99%, 01/31/25		3,730	3,743,988
Ziggo Secured Finance Partnership, Term Loan E, (LIBOR USD 1 Month + 2.50%), 3.74%, 04/15/25		4,730	4,740,359

			70,290,583
Metals & Mining — 0.0%
Signode Industrial Group US, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 2.75%), 3.99% - 4.08%, 05/01/21(c)		1,038	1,047,936

Multiline Retail — 0.0%
BJ’s Wholesale Club, Inc., Term Loan, (LIBOR USD 1 Month + 3.75%), 4.99%, 02/03/24		3,109	3,027,552
Hudson’s Bay Co., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 4.52%, 09/30/22		3,464	3,368,951
Neiman Marcus Group Ltd LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 4.49%, 10/25/20		1,257	985,648

			7,382,151

45

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Oil, Gas & Consumable Fuels — 0.2%
BCP Raptor LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 4.25%), 5.52%, 06/24/24	USD	2,244	$2,267,515
BCP Renaissance Parent LLC, Term Loan B, (LIBOR USD 3 Month + 4.00%), 5.38%, 10/31/24		2,747	2,777,052
California Resources Corp., 1st Lien Term Loan, (LIBOR USD 1 Month + 10.38%), 11.61%, 12/31/21		2,765	2,960,845
California Resources Corp., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.24%, 11/25/19(c)		2,853	2,738,564
Chesapeake Energy Corp., Term Loan, (LIBOR USD 3 Month + 7.50%), 8.81%, 08/23/21		2,961	3,172,908
Citgo Holding, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 8.50%), 9.84%, 05/12/18		2,312	2,360,682
CONSOL Energy, Inc., Term Loan, 10/30/22(m)		821	817,203
MEG Energy Corp., Term Loan B, (LIBOR USD 3 Month + 3.50%), 4.83%, 12/31/23		4,244	4,255,113
Ultra Resources, Inc., Term Loan, (LIBOR USD 3 Month + 3.00%), 4.31%, 04/12/24		1,537	1,536,616
Vine Oil & Gas LP, Term Loan B, (LIBOR USD 1 Month + 6.88%), 8.12%, 12/02/21		1,570	1,542,525

			24,429,023
Personal Products — 0.0%
Prestige Brands, Inc., 1st Lien Term Loan B-4, (LIBOR USD 1 Month + 2.75%), 3.99%, 01/26/24		2,996	3,011,970
Revlon Consumer Products Corp., Term Loan B, (LIBOR USD 1 Month + 3.50%), 4.74%, 09/07/23		675	581,693

			3,593,663
Pharmaceuticals — 0.2%
Akorn, Inc., Term Loan, (LIBOR USD 1 Month + 4.25%), 5.50%, 04/16/21(c)		1,809	1,816,132
Alphabet Holding Co., Inc., Term Loan:
(LIBOR USD 3 Month + 3.50%), 4.83%, 09/26/24		4,910	4,774,975
(LIBOR USD 6 Month + 7.75%), 9.08%, 09/15/25		4,457	4,340,004
Catalent Pharma Solutions, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.49%, 05/20/21		5,493	5,541,204
Grifols Worldwide Operations USA, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 2.25%), 3.45%, 01/31/25		9,000	9,028,304
Valeant Pharmaceuticals International, Inc., 1st Lien Term Loan BF-1, (LIBOR USD 1 Month + 4.75%), 5.99%, 04/01/22		5,743	5,868,869

			31,369,488
Professional Services — 0.1%
CHG Healthcare Services, Inc., Term Loan, (LIBOR USD 3 Month + 3.25%), 4.56% - 4.63%, 06/07/23		5,644	5,693,435
CPA Global Ltd., Term Loan, 10/15/24(m)		1,670	1,674,593
Element Materials Technology Group Ltd., Term Loan, (LIBOR USD 3 Month + 3.50%), 4.83%, 06/28/24		815	825,188
Sterling Midco Holdings, Inc., Term Loan, (LIBOR USD 3 Month + 3.50%), 4.84%, 06/19/24		2,682	2,688,932

			10,882,148

Security	Par (000)		Value
Real Estate Management & Development — 0.4%
Deerwood Developers LLC, Term Loan, (LIBOR USD 1 Month + 5.50%), 6.73%, 10/04/21(c)	USD	12,000	$11,940,000
DTZ US Borrower LLC, Term Loan, (LIBOR USD 3 Month + 3.25%), 4.57% - 4.63%, 11/04/21		5,182	5,210,776
Realogy Group LLC, Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.49%, 07/20/22		5,361	5,390,767
Riata Corporate Park, Term Loan, (LIBOR USD 1 Month + 5.30%), 6.54%, 06/09/22(c)		20,000	20,000,000

			42,541,543
Road & Rail — 0.1%
Avolon TLB Borrower 1 US LLC, 1st Lien Term Loan B-2, (LIBOR USD 1 Month + 2.25%), 3.49%, 03/21/22		8,130	8,190,109
CEVA Intercompany BV, Term Loan, (LIBOR USD 3 Month + 5.50%), 6.88%, 03/19/21		1,001	961,288
Gruden Acquisition, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 5.50%), 6.83%, 08/18/22		1,046	1,037,835

			10,189,232
Semiconductors & Semiconductor Equipment — 0.0%
Cavium, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.49%, 08/16/22(c)		995	998,330
Microsemi Corp., Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.49%, 01/15/23		1,149	1,153,528
ON Semiconductor Corp., Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.49%, 03/31/23		1,318	1,323,969
Versum Materials, Inc., Term Loan B, (LIBOR USD 3 Month + 2.00%), 3.33%, 09/29/23		898	902,984

			4,378,811

46

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Software — 0.4%
Almonde, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.50%), 4.82%, 06/13/24	USD	3,181	$3,168,629
Almonde, Inc., 2nd Lien Term Loan, (LIBOR USD 3 Month + 7.25%), 8.57%, 06/13/25		620	613,974
Applied Systems, Inc., 1st Lien Term Loan B, (LIBOR USD 6 Month + 3.25%), 4.57%, 09/19/24		2,634	2,665,768
Ascend Learning LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 4.49%, 07/12/24		1,030	1,038,158
BMC Software Finance, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 4.00%), 5.24%, 09/10/22		3,024	3,043,915
Cotiviti Corp., Term Loan B, (LIBOR USD 3 Month + 2.50%), 3.84%, 09/28/23		2,832	2,837,791
Hyland Software, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 4.49%, 07/01/22		1,645	1,659,728
Infor US, Inc., Term Loan, (LIBOR USD 3 Month + 2.75%), 4.08%, 02/01/22		3,828	3,832,229
Informatica LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 3.50%), 4.83%, 08/05/22		3,435	3,440,652
Ivanti, 1st Lien Term Loan, (LIBOR USD 1 Month + 4.25%), 5.50%, 01/20/24		602	587,090
Kronos, Inc., Term Loan B, (LIBOR USD 3 Month + 3.50%), 4.81%, 11/01/23		4,496	4,526,115
MA FinanceCo LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 3.99%, 06/21/24		349	350,107
McAfee Holdings LLC, 1st Lien Term Loan, (LIBOR USD 6 Month + 4.50%), 5.83%, 09/27/24		2,320	2,334,082
McAfee LLC, Term Loan, (LIBOR USD 6 Month + 8.50%), 9.83%, 09/30/25		2,085	2,094,132
Mitchell International, Inc., Term Loan, (LIBOR USD 3 Month + 3.50%), 4.81% - 4.88%, 10/13/20		2,550	2,573,745
nThrive, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 4.50%), 5.74%, 10/20/22		2,470	2,483,894
Optiv Security, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 3.25%), 4.56%, 02/01/24		4,372	4,116,996
Project Alpha Intermediate Holding, Inc., 1st Lien Term Loan B, (LIBOR USD 6 Month + 3.50%), 5.04%, 04/26/24		2,481	2,423,203
Seattle Escrow Borrower, Term Loan, (LIBOR USD 1 Month + 2.75%), 3.99%, 06/21/24		2,357	2,364,362
SolarWinds Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 4.74%, 02/03/23		4,079	4,103,450
Solera LLC, Term Loan B-1, (LIBOR USD 1 Month + 3.25%), 4.49%, 03/03/23		2,565	2,583,063
Sophia LP, 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 4.58%, 09/30/22		2,550	2,544,900
SS&C European Holdings SARL, Term Loan B-2, (LIBOR USD 1 Month + 2.25%), 3.49%, 07/08/22		169	169,692
SS&C Technologies, Inc., Term Loan B-1, (LIBOR USD 1 Month + 2.25%), 3.49%, 07/08/22		3,505	3,523,655
TIBCO Software, Inc., Term Loan B, (LIBOR USD 1 Month + 3.50%), 4.75%, 12/04/20		3,154	3,171,994
Veritas US, Inc., Term Loan B-1, (LIBOR USD 3 Month + 4.50%), 5.83%, 01/27/23		2,154	2,169,944

			64,421,268

Security	Par (000)		Value
Specialty Retail — 0.2%
Academy Ltd., Initial Term Loan, 5.24% - 5.32%, 07/01/22	USD	1,285	$945,005
Harbor Freight Tools USA, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 4.49%, 08/18/23		3,147	3,164,847
Leslie’s Poolmart, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.75%), 5.06%, 08/16/23		1,470	1,466,842
Michaels Stores, Inc., Term Loan B-1, (LIBOR USD 1 Month + 2.75%), 3.99%, 01/30/23		1,983	1,983,794
National Vision, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.00%), 4.24%, 03/12/21		5,148	5,170,419
Party City Holdings, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.00%), 4.34% - 4.58%, 08/19/22		2,843	2,849,972
Serta Simmons Bedding LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 3.50%), 4.81% - 4.84%, 11/08/23		5,043	4,963,348
Serta Simmons Bedding LLC, 2nd Lien Term Loan, (LIBOR USD 3 Month + 8.00%), 9.31%, 11/08/24		4,167	3,937,815
Staples, Inc., Term Loan, (LIBOR USD 6 Month + 4.00%), 5.31%, 09/12/24		2,095	1,968,776

			26,450,818
Technology Hardware, Storage & Peripherals — 0.0%
Dell International LLC, Term Loan, (LIBOR USD 1 Month + 2.00%), 3.25%, 09/07/23		2,463	2,468,140

Trading Companies & Distributors — 0.2%
Beacon Roofing Supply, Inc., Term Loan B:
(LIBOR USD 1 Month + 2.75%), 3.99%, 10/01/22		2,245	2,257,693
2.75%, 12/31/00		4,170	4,196,062
HD Supply, Inc., Term Loan B-3, (LIBOR USD 3 Month + 2.25%), 3.58%, 08/13/21		7,413	7,477,577
TriMark USA LLC, Delayed Draw Term Loan, 4.82% - 4.88%, 08/28/24		30	30,782
WESCO Distribution, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.00%), 4.24%, 12/12/19(c)		79	79,500

			14,041,614
Water Utilities — 0.0%
Core & Main LP, 1st Lien Term Loan B, (LIBOR USD 6 Month + 3.00%), 4.46%, 08/01/24		1,420	1,428,875

Wireless Telecommunication Services — 0.2%
LTS Buyer LLC, 1st Lien Term Loan B, (LIBOR USD 3 Month + 2.25%), 6.50%, 04/13/20		7,008	7,021,623
Sprint Communications, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.50%), 3.75%, 02/02/24		5,512	5,530,656
Telesat Canada, Term Loan B-4, (LIBOR USD 3 Month + 3.00%), 4.32%, 11/17/23		2,044	2,055,244

			14,607,523

Total Floating Rate Loan Interests — 6.1% (Cost: $981,117,957)			985,418,957

47

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Foreign Agency Obligations — 1.5%

Argentina — 0.1%
YPF SA(b):
8.88%, 12/19/18	USD	11,052	$11,720,744
8.75%, 04/04/24		5,110	5,936,798

			17,657,542

Brazil — 0.2%
Petrobras Global Finance BV:
5.38%, 01/27/21		3,042	3,197,902
8.38%, 05/23/21		270	311,344
6.13%, 01/17/22		6,838	7,391,878
4.38%, 05/20/23		16,355	16,256,870
6.00%, 01/27/28(b)		2,782	2,816,775

			29,974,769

Canada — 0.0%
NOVA Chemicals Corp.(b):
4.88%, 06/01/24		1,208	1,230,650
5.25%, 06/01/27		1,068	1,089,360

			2,320,010
Chile — 0.1%
Empresa de Transporte de Pasajeros Metro SA, 5.00%, 01/25/47(b)		13,460	14,859,840

China — 0.6%
Bluestar Finance Holdings Ltd., 3.50%, 09/30/21		1,017	1,025,724
CDBL Funding 1:
3.00%, 04/24/23		2,830	2,813,445
4.25%, 12/02/24		3,800	3,993,553
3.50%, 10/24/27		2,370	2,347,992
China Great Wall International Holdings III Ltd., 2.63%, 10/27/21		1,900	1,867,860
Chinalco Capital Holdings Ltd., 4.25%, 04/21/22		2,890	2,947,916
CITIC Ltd., 6.80%, 01/17/23		3,000	3,517,260
CNAC HK Synbridge Co. Ltd., 5.00%, 05/05/20		10,997	11,271,375
CNOOC Finance 2012 Ltd., 5.00%, 05/02/42		5,000	5,645,865
Dianjian Haiyu Ltd., (USD Swap Semi 5 Year + 6.77%), 3.50%, 06/14/22(g)(i)		2,536	2,536,028
HeSteel Hong Kong Co. Ltd., 4.25%, 04/07/20 .		5,600	5,664,663
Huarong Finance 2017 Co. Ltd.:
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 7.77%), 4.50%, 01/24/22(g)(i)		2,942	3,015,788
4.75%, 04/27/27		3,300	3,443,092
Huarong Finance II Co. Ltd.:
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.71%), 2.88%, 09/14/21(g)(i)		2,350	2,270,779
5.50%, 01/16/25		5,000	5,446,200
4.63%, 06/03/26		1,132	1,173,310
4.88%, 11/22/26		628	663,282
ICBCIL Finance Co. Ltd., 3.38%, 04/05/22		4,925	4,972,777
Industrial & Commercial Bank of China Ltd., 2.50%, 06/16/21		2,750	2,719,967
Jinan West City Investment & Development Group Co. Ltd., 3.13%, 10/11/21		950	927,441
Minmetals Bounteous Finance BVI Ltd.:
4.75%, 07/30/25		2,900	3,145,340
4.20%, 07/27/26		1,700	1,779,271

Security	Par (000)		Value
China (continued)
Shanhai Hong Kong International Investments Ltd., 3.88%, 04/20/20	USD	1,450	$1,458,780
Sinochem Offshore Capital Co. Ltd., 3.25%, 04/29/19		19,847	20,083,909
Sino-Ocean Land Treasure Finance I Ltd., 6.00%, 07/30/24		626	693,232
Sino-Ocean Land Treasure Finance II Ltd., 5.95%, 02/04/27		209	232,096
Sinopec Group Overseas Development 2017 Ltd., 4.25%, 04/12/47		2,200	2,302,326

			97,959,271
France — 0.0%
Caisse d’Amortissement de la Dette Sociale, 1.75%, 09/24/19(b)		5,400	5,389,519
NEW Areva Holding SA, 4.88%, 09/23/24	EUR	1,600	2,099,526

			7,489,045
Hong Kong — 0.1%
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25	USD	5,980	6,210,864
China Cinda Finance 2017 I Ltd., 4.40%, 03/09/27		3,400	3,555,887

			9,766,751
India — 0.1%
BPRL International Singapore Pte. Ltd., 4.38%, 01/18/27		3,875	4,039,126
Greenko Dutch BV, 5.25%, 07/24/24		4,525	4,598,531
Greenko Investment Co., 4.88%, 08/16/23		3,036	3,021,576
NTPC Ltd., 5.63%, 07/14/21		2,590	2,837,961

			14,497,194
Indonesia — 0.1%
Pertamina Persero PT:
5.63%, 05/20/43		8,124	8,899,509
6.45%, 05/30/44		4,476	5,400,527
Perusahaan Penerbit SBSN Indonesia III, 4.35%, 09/10/24		2,300	2,421,900

			16,721,936
Mexico — 0.1%
Mexico City Airport Trust, 4.25%, 10/31/26(b)		7,105	7,218,680
Petroleos Mexicanos:
5.50%, 01/21/21		11,316	12,023,250
5.38%, 03/13/22(b)		110	116,919

			19,358,849
South Korea — 0.1%
Export-Import Bank of Korea:
(LIBOR USD 3 Month + 0.93%), 1.00%, 11/01/22(g)		4,300	4,311,231
3.00%, 11/01/22		3,700	3,708,144
Korea Housing Finance Corp., 3.00%, 10/31/22		4,600	4,605,852

			12,625,227
Sri Lanka — 0.0%
Sri Lankan Airlines Ltd., 5.30%, 06/27/19		3,500	3,554,180

48

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United Arab Emirates — 0.0%
Abu Dhabi National Energy Co. PJSC, 3.63%, 01/12/23	USD	1,700	$1,721,400
DP World Crescent Ltd., 3.91%, 05/31/23		790	808,762

			2,530,162
Total Foreign Agency Obligations — 1.5%
(Cost: $243,551,530)			249,314,776

Foreign Government Obligations — 3.0%

Argentina — 0.4%
Republic of Argentina:
9.00%, 11/29/18		21,746	23,197,546
6.25%, 04/22/19		2,622	2,745,234
8.00%, 10/08/20		141	157,302
6.88%, 04/22/21		29,568	32,229,120
8.75%, 05/07/24		319	373,082

			58,702,284
Bahrain — 0.0%
Kingdom of Bahrain(b):
6.75%, 09/20/29		5,450	5,420,570
6.00%, 09/19/44		470	402,756

			5,823,326
Brazil — 0.2%
Federative Republic of Brazil:
0.00%, 07/01/18(d)	BRL	50,500	14,769,687
0.00%, 01/01/19(d)		5,000	1,409,770
4.88%, 01/22/21	USD	21,706	23,192,861

			39,372,318
China — 0.1%
People’s Republic of China:
2.13%, 11/02/22		6,485	6,476,343
2.63%, 11/02/27		3,815	3,840,354

			10,316,697
Colombia — 0.0%
Republic of Colombia, 3.88%, 04/25/27		7,025	7,070,662

Croatia — 0.1%
Republic of Croatia:
6.63%, 07/14/20		19,384	21,220,944

			21,220,944
Egypt — 0.2%
Arab Republic of Egypt:
0.00%, 09/04/18(d)	EGP	99,000	4,890,558
5.75%, 04/29/20	USD	7,158	7,430,720
6.13%, 01/31/22(b)		17,091	17,821,196

			30,142,474
Greece — 0.0%
Hellenic Republic of Greece(e):
3.00%, 02/24/23	EUR	72	79,463
3.00%, 02/24/24		72	77,939
3.00%, 02/24/25		72	76,752
3.00%, 02/24/26		72	75,482
3.00%, 02/24/27		72	74,132
3.00%, 02/24/28		72	71,938
3.00%, 02/24/29		72	70,275
3.00%, 02/24/30		72	68,982
3.00%, 02/24/31		72	67,749
3.00%, 02/24/32		72	66,886

Security		Par (000)	Value
Greece (continued)
Hellenic Republic of Greece (e) : (continued) 3.00%, 02/24/33	EUR	72	$66,007
3.00%, 02/24/34		72	65,141
3.00%, 02/24/35		72	64,267
3.00%, 02/24/36		72	63,521
3.00%, 02/24/37		72	62,854
3.00%, 02/24/38		72	62,334
3.00%, 02/24/39		72	62,156
3.00%, 02/24/40		72	61,895
3.00%, 02/24/41		72	61,838
3.00%, 02/24/42		72	61,895

			1,361,506
Hungary — 0.2%
Republic of Hungary, 6.25%, 01/29/20	USD	32,997	35,759,575

India — 0.1%
Republic of India:
6.35%, 01/02/20	INR	771,680	11,882,642
8.27%, 06/09/20		307,720	4,948,034

			16,830,676
Indonesia — 0.7%
Republic of Indonesia:
7.88%, 04/15/19	IDR	327,401,000	24,820,822
5.88%, 03/13/20	USD	46,777	50,687,230
4.75%, 01/08/26		16,550	18,042,711
4.75%, 07/18/47		2,125	2,249,000

			95,799,763
Maldives — 0.0%
Republic of Maldives, 7.00%, 06/07/22		2,800	2,813,983

Mongolia — 0.0%
Government of Mongolia:
7.50%, 06/30/18	CNY	10,000	1,507,379
5.63%, 05/01/23	USD	1,675	1,681,884

			3,189,263
Panama — 0.1%
Republic of Panama, 5.20%, 01/30/20		11,332	12,153,570

Russia — 0.2%
Russian Federation:
6.40%, 05/27/20	RUB	3,500	58,664
4.75%, 05/27/26	USD	8,200	8,655,592
4.25%, 06/23/27		28,000	28,536,760

			37,251,016
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia:
2.88%, 03/04/23		4,250	4,233,000
3.63%, 03/04/28(b)		4,394	4,361,045

			8,594,045
South Africa — 0.1%
Republic of South Africa, 5.88%, 05/30/22		7,535	8,221,017

Sri Lanka — 0.3%
Republic of Sri Lanka:
6.00%, 01/14/19		13,112	13,521,475
5.13%, 04/11/19		19,841	20,332,878
6.25%, 10/04/20		3,585	3,827,529
6.25%, 07/27/21		473	509,657
5.75%, 01/18/22		1,750	1,856,253
6.85%, 11/03/25		5,000	5,549,925

49

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Shares/ Par (000)	Value
Sri Lanka (continued)
Republic of Sri Lanka: (continued)
6.83%, 07/18/26	USD	8,509	$9,435,188

			55,032,905
Turkey — 0.2%
Republic of Turkey, 5.63%, 03/30/21		25,733	27,124,383

United Arab Emirates — 0.0%
Government of United Arab Emirates, 4.13%, 10/11/47		2,400	2,378,400

Uruguay — 0.1%
Republic of Uruguay, 8.00%, 11/18/22		9,382	11,426,861

Vietnam — 0.0%
Republic of Vietnam, 4.80%, 11/19/24		930	997,661

Total Foreign Government Obligations — 3.0% (Cost: $487,697,208)			491,583,329

Investment Companies — 3.4%
iShares iBoxx $ High Yield Corporate Bond ETF(o)(r)		4,994,352	441,850,322
SPDR Bloomberg Barclays High Yield Bond ETF(o)		3,020,000	112,464,800

Total Investment Companies — 3.4% (Cost: $543,009,891)			554,315,122

Non-Agency Mortgage-Backed Securities — 10.1%

Collateralized Mortgage Obligations — 4.2%
Adjustable Rate Mortgage Trust(a):
Series 2005-8, Class 2A1, 3.70%, 11/25/35	.USD	4,520	4,171,575
Series 2005-8, Class 7A2, 1.80%, 11/25/35		2,889	2,807,446
Series 2005-9, Class 5A1, 1.78%, 11/25/35		2,603	2,583,870
Ajax Mortgage Loan Trust(b)(e):
Series 2015-B, Class A, 3.88%, 07/25/60		3,628	3,627,494
Series 2015-C, Class A, 3.88%, 03/25/57		7,630	7,504,288
Series 2016-A, Class A, 4.25%, 08/25/64		2,511	2,541,059
Alternative Loan Trust:
Series 2005-16, Class A1, 2.59%, 06/25/35(a)		908	847,207
Series 2005-36, Class 2A1A, 1.55%, 08/25/35(a)		3,029	2,563,310
Series 2005-56, Class 1A1, 1.97%, 11/25/35(a)		4,856	4,780,428
Series 2005-56, Class 4A1, 1.55%, 11/25/35(a)		7,055	6,426,796
Series 2005-61, Class 1A1, 1.76%, 12/25/35(a)		421	406,084
Series 2005-61, Class 2A1, 1.52%, 12/25/35(a)		4,518	4,292,674
Series 2005-63, Class 3A3, 3.31%, 11/25/35(a)		4,772	4,293,563
Series 2005-63, Class 5A1, 3.28%, 12/25/35(a)		629	576,496
Series 2005-64CB, Class 1A1, 5.50%, 12/25/35		139	138,943
Series 2005-72, Class A1, 1.51%, 01/25/36(a)		4,669	4,425,861
Series 2005-72, Class A3, 1.54%, 01/25/36(a)		4,541	3,693,947
Series 2005-76, Class 2A1, 1.94%, 02/25/36(a)		8,466	7,710,590
Series 2006-11CB, Class 1A5, 6.00%, 05/25/36		1,295	1,061,085
Series 2006-15CB, Class A1, 6.50%, 06/25/36		1,642	1,319,395
Series 2006-20CB, Class A9, 6.00%, 07/25/36		815	650,573
Series 2006-2CB, Class A6, 5.50%, 03/25/36		1,367	1,079,394

Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Series 2006-45T1, Class 1A10, 6.00%, 02/25/37	USD	4,200	$3,072,006
Series 2006-45T1, Class 2A2, 6.00%, 02/25/37		3,393	2,915,914
Series 2006-7CB, Class 1A6, 6.00%, 05/25/36		1,434	1,150,405
Series 2006-9T1, Class A7, 6.00%, 05/25/36		674	548,288
Series 2006-J7, Class 2A1, 2.23%, 11/20/46(a)		7,593	5,192,172
Series 2006-J8, Class A5, 6.00%, 02/25/37		1,999	1,423,147
Series 2006-OA14, Class 1A1, 2.67%, 11/25/46(a)		11,300	10,220,910
Series 2006-OA14, Class 2A1, 1.43%, 11/25/46(a)		11,135	9,201,999
Series 2006-OA14, Class 3A1, 1.79%, 11/25/46(a)		15,320	13,404,321
Series 2006-OA16, Class A2, 1.43%, 10/25/46(a)		679	645,638
Series 2006-OA2, Class A1, 1.45%, 05/20/46(a)		2,617	2,210,345
Series 2006-OA22, Class A1, 1.40%, 02/25/47(a)		13,847	13,275,183
Series 2006-OA3, Class 2A1, 1.45%, 05/25/36(a)		17,373	14,976,323
Series 2006-OA6, Class 1A2, 1.45%, 07/25/46(a)		12,673	12,162,311
Series 2006-OA8, Class 1A1, 1.43%, 07/25/46(a)		22,632	21,094,238
Series 2007-12T1, Class A22, 5.75%, 06/25/37		2,998	2,464,301
Series 2007-12T1, Class A5, 6.00%, 06/25/37		665	560,162
Series 2007-15CB, Class A7, 6.00%, 07/25/37		476	431,485
Series 2007-18CB, Class 2A25, 6.00%, 08/25/37		464	411,765
Series 2007-19, Class 1A4, 6.00%, 08/25/37		1,964	1,603,041
Series 2007-19, Class 1A8, 6.00%, 08/25/37		956	779,944
Series 2007-25, Class 1A3, 6.50%, 11/25/37		4,985	3,917,485
Series 2007-9T1, Class 1A1, 6.00%, 05/25/37		858	638,494
Series 2007-9T1, Class 2A1, 6.00%, 05/25/37		4,732	3,468,007
Series 2007-9T1, Class 2A2, 6.00%, 05/25/37		812	610,288
Series 2007-AL1, Class A1, 1.49%, 06/25/37(a)		10,721	8,100,978
Series 2007-J1, Class 2A5, 6.00%, 03/25/37		2,206	1,517,498
Series 2007-OA11, Class A1A, 2.32%, 11/25/47(a)		4,764	3,985,180
Series 2007-OA3, Class 1A1, 1.38%, 04/25/47(a)		18,517	16,299,274
Series 2007-OA4, Class A1, 1.41%, 05/25/47(a)		7,506	6,750,939
Series 2007-OA7, Class A1B, 1.38%, 05/25/47(a)		1,247	1,205,979
Series 2007-OA8, Class 2A1, 1.42%, 06/25/47(a)		18,499	14,810,432
Series 2007-OH3, Class A1A, 1.53%, 09/25/47(a)		6,473	5,765,129
Alternative Loan Trust Resecuritization, Series 2006-22R, Class 1A6, 6.00%, 05/25/36		2,024	1,711,711
American Home Mortgage Assets Trust:
Series 2006-3, Class 1A1, 1.91%, 10/25/46(a)		21,719	20,738,632
Series 2006-3, Class 2A11, 1.88%, 10/25/46(a)		8,232	7,194,464
Series 2007-3, Class 22A1, 6.25%, 06/25/37(e)		1,584	1,270,065
Banc of America Funding Trust(a):
Series 2004-L, Class 4A1, 3.56%, 01/25/35		20	19,772
Series 2006-7, Class T2A3, 5.69%, 10/25/36		1,025	937,828
Series 2006-D, Class 6A1, 3.45%, 05/20/36		654	600,375
Series 2007-D, Class 1A1, 1.45%, 06/20/47		2,946	2,617,384
Bear Stearns ALT-A Trust, Series 2006-2, Class 11A1, 1.68%, 04/25/36(a)		11,673	11,713,647
Bear Stearns Asset-Backed Securities I Trust(e):
Series 2005-AC9, Class A5, 6.25%, 12/25/35		1,437	1,419,674
Series 2006-AC1, Class 1A2, 6.25%, 02/25/36		1,433	1,274,131

50

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Bear Stearns Mortgage Funding Trust(a):
Series 2007-AR2, Class A1, 1.41%, 03/25/37	USD	2,876	$2,563,072
Series 2007-AR3, Class 1A1, 1.38%, 03/25/37		3,681	3,470,343
Series 2007-AR4, Class 1A1, 1.44%, 09/25/47		4,924	4,577,277
CHL Mortgage Pass-Through Trust:
Series 2005-11, Class 4A1, 1.51%, 04/25/35(a)		3,153	3,078,771
Series 2005-9, Class 1A1, 1.84%, 05/25/35(a)		5,650	5,256,726
Series 2006-OA4, Class A1, 1.90%, 04/25/46(a)		3,418	1,936,626
Series 2007-21, Class 1A1, 6.25%, 02/25/38		303	258,904
Series 2007-J2, Class 2A6, 6.00%, 07/25/37		1,060	843,971
Series 2007-J2, Class 2A8, 6.00%, 07/25/37		1,619	1,288,752
CIM Trust, Series 2017-6, Class A1, 3.02%, 06/25/57(a)(b)		15,341	15,261,657
CitiMortgage Alternative Loan Trust, Series 2007- A1, Class 1A5, 6.00%, 01/25/37		157	147,091
CSMC, Series 2008-2R, Class 1A1, 6.00%, 07/25/37(b)		1,286	1,199,509
CSMC Mortgage-Backed Trust, Series 2006-8, Class 1A1, 4.50%, 10/25/21		134	125,900
Deutsche Alt-A Securities Mortgage Loan Trust(a):
Series 2007-OA4, Class 1A1A, 1.43%, 08/25/47		2,905	2,758,103
Series 2007-OA4, Class 3A1, 1.43%, 08/25/47		20,604	18,341,582
Federal Home Loan Mortgage Corp. Variable Rate Notes, Series 2017-DNA3, Class B1, 5.69%, 03/25/30(a)		3,115	3,218,832
Federal National Mortgage Association Variable Rate Notes(a):
Series 2016-C04, Class 1M2, 5.49%, 01/25/29		5,479	6,103,459
Series 2016-C06, Class 1M2, 5.49%, 04/25/29		8,706	9,767,081
Series 2017-C01, Class 1B1, 6.99%, 07/25/29		8,182	9,238,799
Series 2017-C01, Class 1M2, 4.79%, 07/25/29		1,952	2,076,612
Series 2017-C02, Class 2M1, 2.39%, 09/25/29		1,985	2,001,658
Series 2017-C03, Class 1B1, 6.09%, 10/25/29		1,565	1,651,507
Series 2017-C03, Class 1M2, 4.24%, 10/25/29		9,362	9,685,937
Series 2017-C04, Class 2M2, 4.09%, 11/25/29		4,738	4,841,755
Series 2017-C05, Class 1B1, 4.84%, 01/25/30		8,763	8,376,998
Series 2017-C05, Class 1M2, 3.44%, 01/25/30		9,444	9,372,437
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA8, Class 1A1, 2.74%, 02/25/37(a)		2,803	2,141,717
Freddie Mac Structured Agency Credit Risk Debt Notes(a):
Series 2016-DNA2, Class M3, 5.89%, 10/25/28		3,295	3,733,960
Series 2016-DNA3, Class M3, 6.24%, 12/25/28		7,730	8,966,155
Series 2016-DNA4, Class M3, 5.04%, 03/25/29		13,973	15,356,527
Series 2017-DNA1, Class M2, 4.49%, 07/25/29		4,695	4,938,621
Series 2017-DNA2, Class M2, 4.69%, 10/25/29		2,886	3,067,229
Series 2017-DNA3, Class M2, 3.74%, 03/25/30		24,630	24,850,584
Series 2017-HQA1, Class M2, 4.79%, 08/25/29		1,700	1,805,794
Series 2017-HQA2, Class M2, 3.89%, 12/25/29		4,562	4,611,361
FREMF Mortgage Trust, Series 2017-K725, Class B, 3.88%, 02/25/24(a)(b)		3,000	3,032,410
GMACM Mortgage Loan Trust, Series 2005-AR2, Class 4A, 3.74%, 05/25/35(a)		92	86,927
GreenPoint Mortgage Funding Trust, Series 2006- AR1, Class GA1B, 1.41%, 02/25/36(a)		7,814	7,306,473
GSR Mortgage Loan Trust, Series 2006-4F, Class 1A1, 5.00%, 05/25/36		31	31,164
Impac CMB Trust, Series 2005-6, Class 1A1, 1.74%, 10/25/35(a)		3,423	3,070,989
IndyMac IMSC Mortgage Loan Trust:
Series 2007-F2, Class 1A4, 6.00%, 07/25/37		1,205	1,105,431
Series 2007-F2, Class 2A1, 6.50%, 07/25/37		2,299	1,507,780

Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
IndyMac INDX Mortgage Loan Trust(a):
Series 2005-AR14, Class 2A1A, 1.54%, 07/25/35	USD	4,870	$4,731,679
Series 2007-AR15, Class 1A1, 3.50%, 08/25/37		197	173,733
Series 2007-AR15, Class 2A1, 3.54%, 08/25/37		918	800,778
JP Morgan Mortgage Trust(a)(b):
Series 2016-2, Class A1, 2.68%, 06/25/46		2,378	2,383,501
Series 2017-1, Class A4, 3.50%, 01/25/47		4,888	4,988,932
JP Morgan Mortgage Trust, Series 2015-3, Class A5, 3.50%, 05/25/45(a)(b)		1,937	1,978,373
Lehman XS Trust, Series 2007-20N, Class A1, 2.39%, 12/25/37(a)		18,761	18,482,260
LSTAR Securities Investment Ltd.(a)(b):
Series 2016-7, Class A1, 3.24%, 12/01/21		8,676	8,692,288
Series 2017-3, Class A1, 3.24%, 04/01/22(c)		4,929	4,946,316
Merrill Lynch Mortgage Investors Trust(a):
Series 2005-A9, Class 2A1E, 3.47%, 12/25/35		1,622	1,610,270
Series 2006-1, Class 2A1, 3.09%, 02/25/36		838	833,938
Morgan Stanley Resecuritization Trust, Series 2015-R4, Class 4B1, 3.31%, 08/26/47(a)(b)(c)		10,265	10,367,575
New Residential Mortgage Loan Trust, Series 2016-3A, Class A1, 3.25%, 09/25/56(a)(b)		704	723,612
Prime Mortgage Trust(b):
Series 2006-DR1, Class 1A2, 6.00%, 05/25/35		88	88,289
Series 2006-DR1, Class 2A1, 5.50%, 05/25/35		701	669,557
RALI Trust:
Series 2007-QH1, Class A1, 1.40%, 02/25/37(a)		4,984	4,539,050
Series 2007-QS4, Class 3A2, 6.00%, 03/25/37		355	315,253
Residential Asset Securitization Trust, Series 2006-A15, Class A12, 6.25%, 01/25/37		416	293,820
RFMSI Trust, Series 2007-S7, Class A20, 6.00%, 07/25/37		94	88,861
Structured Adjustable Rate Mortgage Loan Trust,
Series 2007-3, Class 3A1, 3.56%, 04/25/47(a)		506	386,541
Structured Asset Mortgage Investments II Trust(a):
Series 2005-AR3, Class 1A1, 1.51%, 08/25/35		2,859	2,741,225
Series 2006-AR2, Class A1, 1.47%, 02/25/36		2,002	1,892,660
Series 2006-AR4, Class 3A1, 1.43%, 06/25/36		15,304	14,249,464
Series 2006-AR6, Class 2A1, 1.43%, 07/25/46		21,181	19,254,318
Series 2007-AR4, Class GA4B, 1.42%, 09/25/47		4,944	4,678,543
WaMu Mortgage Pass-Through Certificates Trust(a):
Series 2006-AR19, Class 2A, 1.98%, 01/25/47		13,378	13,246,442
Series 2007-OA4, Class 1A, 1.71%, 05/25/47		3,340	3,193,673
Series 2007-OA5, Class 1A, 1.69%, 06/25/47		11,275	10,748,052
Series 2007-OA6, Class 1A, 1.70%, 07/25/47		5,983	5,492,515
Washington Mutual Mortgage Pass-Through Certificates:
Series 2006-8, Class A5, 4.53%, 10/25/36(e)		1,544	1,011,933
Series 2006-AR5, Class 1A, 1.92%, 06/25/46(a)		9,695	7,118,035
Series 2007-OA1, Class 2A, 1.66%, 12/25/46(a)		8,667	6,863,770
Series 2007-OA5, Class A1A, 1.78%, 05/25/47(a)		5,452	4,778,233
			677,233,312

Commercial Mortgage-Backed Securities — 5.7%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.78%, 06/05/37(a)(b)		19,050	18,327,363
280 Park Avenue Mortgage Trust, Series 2017-280P, Class E, 3.36%, 09/15/34(a)(b)		20,545	20,188,867
AOA Mortgage Trust, Series 2015-1177, Class A, 2.96%, 12/13/29(b)		2,750	2,798,201

51

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
Aventura Mall Trust, Series 2013-AVM, Class E, 3.87%, 12/05/32(a)(b)	USD	4,703		$4,780,650
BAMLL Commercial Mortgage Securities Trust(a)(b):
Series 2013-DSMZ, Class M, 6.92%, 09/15/18		10,000		9,999,900
Series 2013-DSNY, Class E, 3.84%, 09/15/26		560		560,335
Series 2013-DSNY, Class F, 4.74%, 09/15/26		5,744		5,737,577
Series 2015-200P, Class F, 3.60%, 04/14/33 .		5,991		5,809,396
Series 2015-ASHF, Class B, 2.95%, 01/15/28		4,500		4,510,266
Series 2015-ASHF, Class C, 3.24%, 01/15/28		1,688		1,690,059
Series 2015-ASHF, Class D, 4.24%, 01/15/28		2,400		2,407,378
Series 2016-ISQ, Class E, 3.61%, 08/14/34(c)		23,440		20,835,816
Banc of America Commercial Mortgage Trust,
Series 2007-1, Class AMFX, 5.48%, 01/15/49(a)		1,231		1,248,285
Bayview Commercial Asset Trust(a)(b):
Series 2005-2A, Class A1, 1.55%, 08/25/35		6,044		5,727,214
Series 2005-3A, Class A1, 1.56%, 11/25/35		1,447		1,385,054
Series 2006-3A, Class A1, 1.49%, 10/25/36		3,708		3,495,973
Series 2007-1, Class A1, 1.46%, 03/25/37		8,942		8,529,332
Series 2007-3, Class A2, 1.53%, 07/25/37		7,814		7,287,438
Bayview Commercial Mortgage Pass-Through Trust, Series 2006-SP1, Class M3, 1.81%, 04/25/36(a)(b)		5,625		5,561,880
BBCMS Trust, Series 2015-STP, Class E, 4.28%, 09/10/28(a)(b)		375		364,748
BB-UBS Trust, Series 2012-SHOW, Class E, 4.16%, 11/05/36(a)(b)		2,672		2,610,791
Bear Stearns Commercial Mortgage Securities Trust(a):
Series 2004-T16, Class G, 5.15%, 02/13/46(b)		3,460		3,487,871
Series 2005-PW10, Class B, 5.61%, 12/11/40		4,000		4,223,331
BHMS Mortgage Trust, Series 2014-ATLS, Class BFX, 4.24%, 07/05/33(b)		7,415		7,540,692
BWAY Mortgage Trust(b):
Series 2013-1515, Class D, 3.63%, 03/10/33		3,600		3,593,002
Series 2013-1515, Class E, 3.72%, 03/10/33.		2,000		2,000,543
Series 2013-1515, Class F, 3.93%, 03/10/33(a)		11,155		10,996,707
Series 2015-1740, Class E, 4.45%, 01/10/35(a)		2,000		1,951,907
Series 2015 -JWRZ, Class GL2, 4.93%, 05/15/29(a)		2,686		2,719,182
BXP Trust(a)(b)(c):
Series 2017-CC, Class D, 3.55%, 08/13/37		6,800		6,755,188
Series 2017-CC, Class E, 3.55%, 08/13/37		14,220		13,745,621
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 5.49%, 04/10/29(a)(b)		3,040		3,073,562
CD Mortgage Trust(a):
Series 2007-CD5, Class AJ, 6.34%, 11/15/44		742		744,218
Series 2007-CD5, Class AMA, 6.34%, 11/15/44		—	(n)	—
CFCRE Commercial Mortgage Trust(a):
Series 2011-C1, Class C, 6.08%, 04/15/44(b) .		3,027		3,257,855
Series 2016-C3, Class D, 3.05%, 01/10/48(b) .		1,390		1,018,128
Series 2016-C4, Class C, 4.88%, 05/10/58		3,330		3,446,633
CGBAM Commercial Mortgage Trust(b):
Series 2015-SMRT, Class B, 3.21%, 04/10/28		415		418,345
Series 2015-SMRT, Class E, 3.79%, 04/10/28(a)		2,000		2,006,527
Series 2015-SMRT, Class F, 3.79%, 04/10/28(a)		800		793,819
CGDB Commercial Mortgage Trust, Series 2017- BIO, Class D, 2.94%, 05/15/30(a)(b)		375		375,471
CGDBB Commercial Mortgage Trust(a)(b):
Series 2017-BIOC, Class A, 2.03%, 07/15/28		1,740		1,741,907
Series 2017-BIOC, Class D, 2.84%, 07/15/28		7,220		7,219,989
Series 2017-BIOC, Class E, 3.39%, 07/15/28		10,420		10,419,978
Chicago Skyscraper Trust(a)(b):
Series 2017-SKY, Class D, 3.49%, 02/15/30 .		4,980		5,029,624
Series 2017-SKY, Class E, 4.54%, 02/15/30 .		10,370		10,473,318
Series 2017-SKY, Class F, 5.34%, 02/15/30		1,130		1,141,258

Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust:
Series 2013-375P, Class E, 3.52%, 05/10/35(a) (b)	USD	6,872	$6,676,165
Series 2013-GC11, Class AAB, 2.69%, 04/10/46		3,727	3,762,418
Series 2014-GC19, Class C, 4.90%, 03/10/47(a)		2,278	2,411,386
Series 2015-GC27, Class C, 4.58%, 02/10/48(a)		3,000	2,862,771
Series 2016-C1, Class C, 4.95%, 05/10/49(a)		2,870	3,026,307
Series 2016-GC37, Class AS, 3.57%, 04/10/49		2,640	2,795,331
Series 2016-GC37, Class D, 2.79%, 04/10/49(b)		4,176	3,229,058
Series 2016-P3, Class C, 4.84%, 04/15/49(a)		1,271	1,351,207
Series 2016-P6, Class C, 4.29%, 12/10/49(a)		2,400	2,442,838
Series 2016-SMPL, Class D, 3.52%, 09/10/31(b)		1,730	1,716,748
Series 2016-SMPL, Class E, 4.51%, 09/10/31(b)		3,080	3,135,089
CLNS Trust(a)(b):
Series 2017-IKPR, Class A, 2.04%, 06/11/32		1,080	1,081,688
Series 2017-IKPR, Class E, 4.74%, 06/11/32		3,980	3,994,947
Commercial Mortgage Trust:
Series 2005-C6, Class F, 5.65%, 06/10/44(a)(b)		3,466	3,565,093
Series 2012-LC4, Class A4, 3.29%, 12/10/44		1,435	1,477,171
Series 2013-300P, Class D, 4.39%, 08/10/30(a) (b)		3,000	3,149,326
Series 2013-CR12, Class A2, 2.90%, 10/10/46		4,000	4,032,894
Series 2013-CR7, Class ASB, 2.74%, 03/10/46		1,000	1,013,107
Series 2013-SFS, Class A1, 1.87%, 04/12/35(b)		580	569,144
Series 2014-CR15, Class ASB, 3.60%, 02/10/47		4,208	4,388,231
Series 2014-CR15, Class C, 4.76%, 02/10/47(a)		2,050	2,159,140
Series 2014-CR18, Class ASB, 3.45%, 07/15/47		3,000	3,112,239
Series 2014-CR21, Class A2, 3.10%, 12/10/47		3,280	3,338,492
Series 2014-FL5, Class A, 2.61%, 10/15/31(a)(b)		756	758,537
Series 2014-FL5, Class HFL1, 4.49%, 07/15/31(a)(b)(c)		3,261	3,153,967
Series 2014-LC15, Class ASB, 3.53%, 04/10/47		3,500	3,640,674
Series 2014-PAT, Class E, 4.39%, 08/13/27(a)(b)		1,000	1,015,692
Series 2014-PAT, Class F, 3.68%, 08/13/27(a)(b)		2,000	1,997,559
Series 2014-PAT, Class G, 2.83%, 08/13/27(a)(b)		2,000	1,999,420
Series 2014-TWC, Class C, 1.85%, 02/13/32(a) (b)		8,000	8,030,234
Series 2014-TWC, Class E, 3.25%, 02/13/32(a) (b)		6,220	6,258,303
Series 2015-CR22, Class A2, 2.86%, 03/10/48		7,625	7,738,384
Series 2015-CR22, Class C, 4.12%, 03/10/48(a)		1,635	1,630,003
Series 2015-CR23, Class A2, 2.85%, 05/10/48		6,115	6,215,458
Series 2015-CR23, Class B, 4.18%, 05/10/48(a)		9,520	9,592,909
Series 2015-CR23, Class CMC, 3.68%, 05/10/48(a)(b)		7,688	7,751,766
Series 2015-CR23, Class CMD, 3.68%, 05/10/48(a)(b)		14,840	14,603,048
Series 2015-CR23, Class CME, 3.68%, 05/10/48(a)(b)		2,180	2,126,131
Series 2015-CR23, Class D, 4.40%, 05/10/48(a)		4,650	3,996,502
Series 2015-CR23, Class E, 3.23%, 05/10/48(b)		1,470	944,429
Series 2015-CR25, Class C, 4.55%, 08/10/48(a)		1,024	1,059,469
Series 2015-CR25, Class D, 3.80%, 08/10/48(a)		1,929	1,605,563
Series 2015-LC19, Class C, 4.26%, 02/10/48(a)		8,623	8,766,170
Series 2015-LC19, Class D, 2.87%, 02/10/48(b)		2,932	2,393,793
Series 2015-LC21, Class C, 4.31%, 07/10/48(a)		4,010	3,865,713
Series 2015-PC1, Class ASB, 3.61%, 07/10/50		1,600	1,670,845
Series 2016-667M, Class D, 3.18%, 10/10/36(a0) (b)		3,200	3,017,762
Series 2017-COR2, Class D, 3.00%, 09/10/50(b)		1,475	1,187,286

52

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Series 2017-DLTA, Class E, 3.20%, 08/15/32(a) (b)	USD	5,222	$5,146,229
Series 2017-DLTA, Class F, 3.82%, 08/15/32(a) (b)		4,204	4,133,751
Core Industrial Trust(a)(b):
Series 2015-CALW, Class G, 3.85%, 02/10/34		6,060	5,899,631
Series 2015-TEXW, Class D, 3.85%, 02/10/34		1,500	1,528,485
Series 2015-TEXW, Class E, 3.85%, 02/10/34		3,570	3,616,646
Series 2015-TEXW, Class F, 3.85%, 02/10/34		10,400	10,007,738
Series 2015-WEST, Class E, 4.23%, 02/10/37		6,400	6,466,085
Countrywide Commercial Mortgage Trust, Series 2007-MF1, Class A, 6.26%, 11/12/43(a)(b)		578	576,906
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C3, Class C, 4.95%, 07/15/37(a)		1,060	1,085,455
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class C, 4.75%, 01/15/49(a)		3,950	4,122,459
CSMC Trust, Series 2017-CHOP, Class E, 4.54%, 07/15/32(a)(b)		7,237	7,264,271
DBJPM 16-C3 Mortgage Trust, Series 2016-C3, Class D, 3.49%, 09/10/49(a)(b)		8,736	7,129,474
DBUBS Mortgage Trust(a)(b)(c):
Series 2017-BRBK, Class E, 3.65%, 10/10/34		20,429	19,338,112
Series 2017-BRBK, Class F, 3.65%, 10/10/34		3,710	3,368,034
Four Times Square Trust Commercial Mortgage
Pass-Through Certificates, Series 2006-4TS, Class A, 5.40%, 12/13/28(b)		2,743	2,969,854
GAHR Commercial Mortgage Trust(b):
Series 2015-NRF, Class AFX, 3.23%, 12/15/34		2,195	2,238,055
Series 2015-NRF, Class EFX, 3.38%, 12/15/34(a)		7,373	7,373,975
Series 2015-NRF, Class FFX, 3.38%, 12/15/34(a)		6,012	5,969,237
Series 2015-NRF, Class GFX, 3.38%, 12/15/34(a)		1,950	1,920,584
GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class A1A, 5.48%, 12/10/49(a)		200	199,558
GRACE Mortgage Trust(b):
Series 2014-GRCE, Class A, 3.37%, 06/10/28		5,200	5,365,262
Series 2014-GRCE, Class F, 3.59%, 06/10/28(a)		18,775	18,871,333
GS Mortgage Securities Corp. II:
Series 2005-ROCK, Class J, 5.86%, 05/03/32(b)		1,500	1,712,158
Series 2013-GC10, Class AAB, 2.56%, 02/10/46		2,000	2,012,386
Series 2013-KING, Class C, 3.44%, 12/10/27(a) (b)		5,600	5,661,645
Series 2013-KING, Class D, 3.44%, 12/10/27(a) (b)		3,750	3,767,729
Series 2015-GC30, Class A2, 2.73%, 05/10/50		2,000	2,019,712
GS Mortgage Securities Corp. Trust(a)(b):
Series 2016-RENT, Class C, 4.07%, 02/10/29		2,550	2,621,901
Series 2017-500K, Class D, 2.54%, 07/15/32		1,130	1,131,178
Series 2017-500K, Class E, 2.74%, 07/15/32		1,550	1,551,396
Series 2017-500K, Class F, 3.04%, 07/15/32.		1,060	1,061,597
Series 2017-500K, Class G, 3.74%, 07/15/32		580	580,173
GS Mortgage Securities Trust:
Series 2012-GCJ7, Class A4, 3.38%, 05/10/45		5,108	5,277,236
Series 2013-GC12, Class AAB, 2.68%, 06/10/46		3,340	3,382,633
Series 2013-GC16, Class AAB, 3.81%, 11/10/46		2,700	2,827,932
Series 2014-GC20, Class AAB, 3.66%, 04/10/47		3,395	3,539,598
Series 2014-GC22, Class D, 4.65%, 06/10/47(a)(b)		2,145	1,807,751

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Series 2015-GC32, Class C, 4.41%, 07/10/48(a)	USD	2,085	$2,103,471
Series 2015-GC32, Class D, 3.35%, 07/10/48		10,120	8,404,759
Series 2017-GS7, Class D, 3.00%, 08/10/50(b)		2,749	2,385,781
Series 2017-GS7, Class E, 3.00%, 08/10/50(b)		1,260	1,025,996
Hospitality Mortgage Trust, Series 2017-HIT, Class A, 2.09%, 05/08/30(a)(b)		790	791,482
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2003-PM1A, Class G, 6.01%, 08/12/40(a)(b)		4,229	5,036,898
Series 2009-IWST, Class A2, 5.63%, 12/05/27(b)		4,318	4,621,709
Series 2012-C6, Class A3, 3.51%, 05/15/45		2,533	2,641,412
Series 2012-CBX, Class A4, 3.48%, 06/15/45		6,150	6,381,849
Series 2013-LC11, Class ASB, 2.55%, 04/15/46		3,765	3,800,110
Series 2014-CBM, Class E, 5.09%, 10/15/29(a) (b)		4,700	4,700,003
Series 2015-JP1, Class D, 4.24%, 01/15/49(a)		5,750	5,416,426
Series 2015-UES, Class D, 3.74%, 09/05/32(a)(b)		2,630	2,670,775
Series 2015-UES, Class E, 3.74%, 09/05/32(a)(b)		3,750	3,766,737
Series 2016-ATRM, Class D, 5.35%, 10/05/28(b)		7,740	7,762,920
Series 2017-MAUI, Class D, 3.19%, 07/15/34(a) (b)		1,480	1,482,317
Series 2017-MAUI, Class E, 4.19%, 07/15/34(a) (b)		7,780	7,806,800
Series 2017-MAUI, Class F, 4.99%, 07/15/34(a) (b)		2,100	2,108,548
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C14, Class ASB, 3.76%, 08/15/46(a)		3,950	4,130,593
Series 2014-C22, Class D, 4.56%, 09/15/47(a)(b)		2,750	2,346,787
Series 2015-C27, Class A2, 2.73%, 02/15/48		1,500	1,519,244
Series 2015-C33, Class D1, 4.12%, 12/15/48(a) (b)		1,898	1,807,940
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP5, Class D, 4.65%, 03/15/50(a)(b)		7,320	7,176,336
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.11%, 07/15/40(a)		979	978,890
LCCM Mortgage Trust, Series 2014-909, Class E, 3.90%, 05/15/31(a)(b)		2,500	2,442,601
Lone Star Portfolio Trust(a)(b):
Series 2015-LSP, Class D, 5.24%, 09/15/28		2,450	2,490,648
Series 2015-LSP, Class E, 6.84%, 09/15/28		12,170	12,384,460
LSTAR Commercial Mortgage Trust, Series 2017-5, Class C, 4.87%, 03/10/50(a)(b)		3,375	3,088,869
MAD Mortgage Trust(a)(b):
Series 2017-330M, Class D, 3.98%, 08/15/34		3,305	3,326,926
Series 2017-330M, Class E, 4.03%, 08/15/34		7,050	6,813,825
Madison Avenue Trust, Series 2013-650M, Class E, 4.03%, 10/12/32(a)(b)		7,000	6,929,579
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C9, Class AAB, 2.66%, 05/15/46		4,500	4,547,235
Series 2014-C18, Class A2, 3.19%, 10/15/47		5,150	5,245,781
Series 2014-C19, Class A2, 3.10%, 12/15/47		5,000	5,098,487
Series 2015-C23, Class A2, 2.98%, 07/15/50		4,500	4,580,260
Series 2015-C23, Class D, 4.13%, 07/15/50(a)(b)		2,800	2,349,281
Series 2015-C25, Class D, 3.07%, 10/15/48 .		10,847	8,795,895
Series 2015-C26, Class D, 3.06%, 10/15/48(b)		3,612	2,926,670
Series 2017-C33, Class C, 4.56%, 05/15/50(a)		3,161	3,251,113
Morgan Stanley Capital I Trust(b):
Series 2014-CPT, Class E, 3.45%, 07/13/29(a)		950	954,878
Series 2014-CPT, Class F, 3.45%, 07/13/29(a)		11,250	11,234,415
Series 2014-CPT, Class G, 3.45%, 07/13/29(a)		3,392	3,331,047

53

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
Series 2015-MS1, Class D, 4.03%, 05/15/48(a)	USD	7,725	$6,630,397
Series 2015-XLF2, Class AFSB, 3.99%, 08/15/26(a)		3,000	3,000,000
Series 2017-H1, Class D, 2.55%, 06/15/50		7,130	5,507,782
Series 2017-PRME, Class D, 4.64%, 02/15/34(a)		2,520	2,531,644
Olympic Tower Mortgage Trust, Series 2017-OT, Class E, 3.95%, 05/10/39(a)(b)		10,640	10,150,482
RAIT Trust(a)(b):
Series 2017-FL7, Class A, 2.19%, 06/15/37		960	960,476
Series 2017-FL7, Class C, 3.74%, 06/15/37		990	989,997
Resource Capital Corp. Ltd.(a)(b):
Series 2015-CRE4, Class B, 4.23%, 08/15/32		3,750	3,712,500
Series 2017-CRE5, Class B, 3.24%, 07/15/34		2,200	2,199,996
RSO REPO SPE TR 2017, 5.20%, 09/15/20(a)(c)		10,000	9,974,000
Velocity Commercial Capital Loan Trust, Series 2014-1, Class M6, 8.08%, 09/25/44(a)(b)(c)		3,309	3,375,180
VNDO Mortgage Trust(b):
Series 2012-6AVE, Class E, 3.45%, 11/15/30(a)		3,000	2,952,530
Series 2013-PENN, Class A, 3.81%, 12/13/29		4,575	4,757,857
Series 2013-PENN, Class D, 3.95%, 12/13/29(a)		5,060	5,177,569
VNDO Trust, Series 2016-350P, Class E, 3.90%, 01/10/35(a)(b)		8,230	7,909,516
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C33, Class AM, 6.00%, 02/15/51(a)		1,362	1,360,047
Waldorf Astoria Boca Raton Trust,
Series 2016-BOCA, Class A, 2.59%, 06/15/29(a)(b)		410	410,649
Wells Fargo Commercial Mortgage Trust:
Series 2014-TISH, Class A, 2.27%, 02/15/27(a)(b)		2,000	1,998,245
Series 2015-C27, Class D, 3.77%, 02/15/48(b)		3,750	2,829,211
Series 2015-C30, Class D, 4.50%, 09/15/58(a)(b)		1,700	1,487,515
Series 2015-NXS3, Class B, 4.49%, 09/15/57(a)		1,600	1,659,542
Series 2015-NXS4, Class D, 3.60%, 12/15/48(a)		2,090	1,892,069
Series 2015-P2, Class D, 3.24%, 12/15/48(b) .		1,093	820,644
Series 2016-C34, Class C, 5.03%, 06/15/49(a)		3,390	3,533,554
Series 2016-C37, Class C, 4.49%, 12/15/49(a)		4,000	4,125,899
Series 2016-LC25, Class C, 4.44%, 12/15/59(a)		8,320	8,238,966
Series 2016-NXS5, Class D, 4.88%, 01/15/59(a)		2,750	2,691,414
Series 2016-NXS6, Class C, 4.31%, 11/15/49(a)		4,783	4,882,103
Series 2017-C39, Class C, 4.12%, 09/15/50		1,690	1,693,198
Series 2017-C39, Class D, 4.36%, 09/15/50(a)(b)		1,690	1,612,033
WFRBS Commercial Mortgage Trust:
Series 2012-C6, Class A4, 3.44%, 04/15/45		4,390	4,556,457
Series 2013-C12, Class A2, 2.07%, 03/15/48		617	617,304
Series 2013-C12, Class ASB, 2.84%, 03/15/48		5,000	5,074,845
Series 2013-C15, Class ASB, 3.72%, 08/15/46		3,535	3,678,957
Series 2014-C20, Class ASB, 3.64%, 05/15/47		1,550	1,619,410
Series 2014-C22, Class C, 3.77%, 09/15/57(a)		1,300	1,259,930
Worldwide Plaza Trust, Class E, 1.00%, 11/10/36(b)		8,330	7,692,034

			927,874,390

Interest Only Commercial Mortgage-Backed Securities — 0.2%(a)
BBCMS Trust(b):
Series 2015-SRCH, Class XA, 0.96%, 08/10/35		78,000	5,376,540
Series 2015-SRCH, Class XB, 0.19%, 08/10/35		35,000	619,850
CFCRE Commercial Mortgage Trust:
Series 2016-C4, Class XA, 1.76%, 05/10/58 .		18,517	2,010,957
Series 2016-C6, Class XA, 1.21%, 11/10/49 .		65,705	5,279,922
Chicago Skyscraper Trust, Series 2017-SKY, Class XCP, 2.62%, 02/15/30		112,725	862,342
Citigroup Commercial Mortgage Trust:
Series 2014-GC19, Class XA, 1.20%, 03/10/47		18,521	997,481
Series 2016-P3, Class XA, 1.71%, 04/15/49		20,510	2,114,884

Security	Shares/ Par (000)		Value

Interest Only Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Pass-Through Certificates,
Series 2014-CR14, Class XA, 0.81%, 02/10/47	USD	34,534	$959,288
Commercial Mortgage Trust:
Series 2014-CR15, Class XA, 1.26%, 02/10/47		48,448	1,927,549
Series 2014-UBS5, Class XB2, 0.74%, 09/10/47(b)		12,675	582,924
Series 2015-CR25, Class XA, 0.95%, 08/10/48		65,872	3,663,017
CSAIL Commercial Mortgage Trust,
Series 2016- C5, Class XA, 1.05%, 11/15/48		17,438	991,420
GS Mortgage Securities Corp. II,
Series 2013- KING, Class XA, 0.73%, 12/10/27(b)		37,384	489,437
GS Mortgage Securities Trust,
Series 2014-GC20, Class XA, 1.01%, 04/10/47		1,010	50,214
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2016-JP4, Class XA, 0.82%, 12/15/49		24,481	1,113,870
Series 2016-WPT, Class XCP, 1.20%, 10/15/18(b)		97,333	1,103,756
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class XA, 0.93%, 09/15/47		14,193	672,963
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C4, Class XC, 0.75%, 12/15/49(b)		40,477	2,193,044
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 1.23%, 03/10/50(b)		52,641	2,684,431
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C15, Class XB, 0.33%, 04/15/47(b)		80,982	1,720,260
Series 2015-C22, Class XA, 1.15%, 04/15/48		28,570	1,688,230
Series 2015-C26, Class XA, 1.11%, 10/15/48		43,788	2,826,814
Series 2015-C26, Class XD, 1.35%, 10/15/48(b)		12,675	1,159,509
Series 2016-C28, Class XA, 1.28%, 01/15/49		19,810	1,519,934
Series 2016-C31, Class XA, 1.46%, 11/15/49		51,505	4,728,313
Series 2016-C32, Class XA, 0.77%, 12/15/49		32,793	1,702,184
Morgan Stanley Capital I Trust:
Series 2016-BNK2, Class XA, 1.12%, 11/15/49		52,512	3,659,194
Series 2016-UBS9, Class XD, 1.54%, 03/15/49(b)		13,600	1,389,648
Natixis Commercial Mortgage Securities Trust(b):
Series 2017-75B, Class XA, 0.20%, 04/09/37		40,610	801,621
Series 2017-75B, Class XB, 0.03%, 04/09/37		27,000	135,300
VNDO Mortgage Trust, Series 2013-PENN, Class XA, 0.14%, 12/13/29(b)		121,745	645,248
Wells Fargo Commercial Mortgage Trust:
Series 2016-BNK1, Class XD, 1.27%, 08/15/49(b)		11,784	1,012,481
Series 2016-C33, Class XA, 1.80%, 03/15/59		36,589	3,783,477
Series 2016-LC25, Class XA, 1.09%, 12/15/59		69,879	4,510,363
WFRBS Commercial Mortgage Trust:
Series 2013-C14, Class XA, 0.80%, 06/15/46		40,009	1,316,096
Series 2014-C20, Class XB, 0.57%, 05/15/47		57,079	2,013,498
Series 2014-LC14, Class XA, 2.05%, 03/15/47		61,912	3,237,208

			33,780,347
Total Non-Agency Mortgage-Backed Securities — 10.1% (Cost: $1,576,966,592)			1,638,888,049

Participation Notes — 0.1%(f)
Auto Components — 0.0%
UBS AG (Hangzhou Hikvision Digital Technology Co. Ltd.), due 4/11/18		995,196	5,902,982
Beverages — 0.1%
Deutsche Bank AG (Kweichow Mountai Co. Ltd., Class A), due 5/22/26		69,138	6,450,597

Total Participation Notes — 0.1% (Cost: $5,847,944)			12,353,579

Preferred Stocks — 0.8%

Automobiles — 0.0%
Bayerische Motoren Werke AG, 4.75%		24,664	2,164,083

54

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Par (000)	Value

Banks — 0.1%
GMAC Capital Trust I, Series 2, 7.10%(a)	182,724	$4,798,332
KeyCorp., Series E, 6.13%(a)(i)	375,000	10,946,250

		15,744,582

Capital Markets — 0.3%
Morgan Stanley, Series K, 5.85%(a)(i)	1,995,000	53,865,000

Consumer Finance — 0.1%
SLM Corp., Series B, 3.02%(a)(i)	122,000	8,213,040

Electric Utilities — 0.0%
Entergy Arkansas, Inc. 4.90%	102,000	2,567,340
4.88%	93,168	2,333,858
Entergy Louisiana LLC, 4.88%	32,274	804,914
Entergy Mississippi, Inc., 4.90%	94,932	2,369,503
Entergy Texas, Inc., 5.63%	146,739	3,809,345

		11,884,960

Equity Real Estate Investment Trusts (REITs) — 0.1%(b)(i)
Firstar Realty LLC, 8.88%	5,000	6,150,000
Suntrust Real Estate Investment Corp., 9.00%(c)	15	1,707,834

		7,857,834

Technology Hardware, Storage & Peripherals — 0.2%
Samsung Electronics Co. Ltd. (Preference), 1.36%	11,398	22,828,426

Total Preferred Stocks — 0.8% (Cost: $111,770,640)		122,557,925

U.S. Government Sponsored Agency Securities — 0.6%

Collateralized Mortgage Obligations — 0.2%
Federal Home Loan Mortgage Corp.:
Series KJ05, Class A2, 2.16%, 10/25/21	1,316	1,300,114
Series KIR2, Class A1, 2.75%, 03/25/27	3,830	3,879,877
Series 4274, Class PN, 3.50%, 10/15/35	1,096	1,130,917
Series 4482, Class DH, 3.00%, 06/15/42	1,130	1,153,659
Series 4494, Class KA, 3.75%, 10/15/42	1,851	1,925,460
Series 4459, Class BN, 3.00%, 08/15/43	1,972	2,003,431
Series 4493, Class PA, 3.00%, 02/15/44	1,496	1,535,994
Series 4390, Class CA, 3.50%, 06/15/50	1,193	1,226,418
Federal National Mortgage Association:
Series 2013-133, 3.00%, 05/25/36	614	627,135
Series 2016-49, Class DA, 3.50%, 10/25/42 .	937	966,549
Series 2016-76, Class ME, 3.00%, 01/25/46 .	5,427	5,524,478
FREMF Mortgage Trust, Series 2013-KF02, Class B, (LIBOR USD 1 Month + 3.00%), 4.23%, 12/25/45(b)(g)	798	804,560
Government National Mortgage Association, Series 2013-131, Class PA, 3.50%, 06/16/42	3,266	3,382,966

		25,461,558

Interest Only Commercial Mortgage-Backed Securities — 0.0%(a)
Federal Home Loan Mortgage Corp. Variable Rate Notes:
Series K714, Class X1, 0.69%, 10/25/20	56,555	948,140
Series KW01, Class X1, 0.98%, 01/25/26	5,451	334,602
Series K055, Class X1, 1.37%, 03/25/26	75,737	7,078,970

Security		Shares/ Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities (continued)
Federal National Mortgage Association Variable Rate Notes, Series 2013-M5, Class X2, 2.23%, 01/25/22	USD	2,838	$151,842

			8,513,554

Mortgage-Backed Securities — 0.4%
Federal Home Loan Mortgage Corp.:
4.00%, 07/01/26 - 03/01/29		3,675	3,896,546
2.50%, 11/01/27 - 08/01/32		10,062	10,149,893
3.50%, 07/01/32 - 06/01/35		5,636	5,890,954
Federal Home Loan Mortgage Corp. Variable
Rate Notes, (LIBOR USD 12 Month + 1.63%, 7.94% Cap), 2.94%, 11/01/45(g)		4,175	4,246,622
Federal National Mortgage Association:
4.50%, 04/01/24 - 11/01/26		1,020	1,065,949
4.00%, 05/01/27		1,550	1,622,609
2.50%, 12/01/27 - 08/01/31		16,602	16,740,353
3.00%, 09/01/28 - 03/01/31		14,799	15,205,497
3.50%, 06/01/32		6,248	6,562,103

			65,380,526
Total U.S. Government Sponsored Agency Securities — 0.6% (Cost: $99,699,200)			99,355,638

U.S. Treasury Obligations — 0.3%
U.S. Treasury Notes:
1.25%, 10/31/18		30,000	29,925,000
1.63%, 10/15/20		17,800	17,751,328

Total U.S. Treasury Obligations — 0.3% (Cost: $47,731,619)			47,676,328

Total Long-Term Investments — 98.0% (Cost: $15,286,302,703)			15,920,523,217

55

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Par (000)	Value

Short-Term Securities — 8.9%

Money Market Funds — 8.9%(p)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.92%(r)	867,078,334	$867,078,334
JP Morgan Treasury Plus Money Market Fund Agency Shares, 0.87%	11,666,364	11,666,364
SL Liquidity Series, LLC, Money Market Series, 1.32%(q)(r)	561,361,594	561,417,731

Total Money Market Funds — 8.9% (Cost: $1,440,126,478)		1,440,162,429

Total Short-Term Securities — 8.9% (Cost: $1,440,126,479)		1,440,162,429

Total Options Purchased — 0.0% (Cost: $125,287)		27,024

Total Investments — 106.9% (Cost: $16,726,554,468)		17,360,712,670

Liabilities in Excess of Other Assets — (6.9)%		(1,118,873,273)

Net Assets — 100.0%		$16,241,839,397

(a)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Zero-coupon bond.
(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	Non-income producing security.
(g)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Perpetual security with no stated maturity date.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Convertible security.
(l)	Variable rate security. Rate shown is the rate in effect as of period end.
(m)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)	Amount is less than $500.
(o)	Security, or a portion of security, is on loan.
(p)	Annualized 7-day yield as of period end.
(q)	Security was purchased with the cash collateral from loaned securities.
(r)	During the period ended October 31, 2017, investments in issuers considered to be affiliates of the Fund for the purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliates	Shares Held at 07/31/17	Shares Purchased		Shares Sold	Shares Held at 10/31/2017	Value at 10/31/17	Income		Net Realized Gain (Loss)(1)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	554,118,392	312,959,942	(2)	—	867,078,334	$867,078,334	$632,037		$—	$—
SL Liquidity Series, LLC, Money Market Series	273,826,979	287,534,615	(2)	—	561,361,594	561,417,731	570,652	(3)	449,956	35,951
iShares iBoxx $ High Yield Corporate Bond ETF	6,244,352	—		(1,250,000)	4,994,352	441,850,322	6,431,333		(1,043,670)	10,892,286

Total						$1,870,346,387	$7,634,022		$(593,714)	$10,928,237

(1)	Includes net capital gain distributions, if applicable.
(2)	Represents net shares purchased.
(3)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings

56

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Multi-Asset Income Portfolio

group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Nikkei 225 Index	2,132	December 2017	$411,817	$27,320,779
U.S. Treasury 10 Year Note	756	December 2017	94,453	(278,677)
U.S. Treasury 10 Year Ultra Note	2,712	December 2017	363,196	(964,534)
U.S. Treasury Long Bond	163	December 2017	24,852	(449,009)
U.S. Treasury 2 Year Note	155	December 2017	33,381	(147,787)
U.S. Treasury 5 Year Note	169	December 2017	19,805	(198,022)

				$25,282,750

Short Contracts
EURO STOXX 50 Index	6,633	December 2017	284,191	(13,993,047)
Euro-Bobl	19	December 2017	2,917	(6,019)
Euro-Bund	76	December 2017	14,409	(54,947)
Long Gilt	19	December 2017	3,137	35,093
U.S. Treasury 2 Year Note	2,831	December 2017	609,682	2,786,762
U.S. Treasury 5 Year Note	2,870	December 2017	336,328	3,094,719
U.S. Treasury 10 Year Note	671	December 2017	83,833	1,208,772
EUR Currency	4,598	December 2017	671,365	17,070,994
JPY Currency	473	December 2017	52,110	1,367,916
S&P 500 E-Mini Index	3,638	December 2017	467,974	(1,791,053)
U.S. Treasury Long Bond	639	December 2017	97,428	2,332,194
U.S. Treasury Ultra Bond	570	December 2017	93,925	2,438,842

				$14,490,226

Total				$39,772,976

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	319,000	USD	371,198	Goldman Sachs International	11/06/2017	$466
USD	377,926	EUR	319,000	State Street Bank and Trust Co.	11/06/2017	6,263
CNY	11,761,801	USD	1,770,889	HSBC Bank Plc	11/13/2017	1,797
USD	306,319	EUR	260,000	JPMorgan Chase Bank	11/21/2017	3,144
USD	2,410,320	EUR	2,040,000	Barclays Bank plc	11/21/2017	31,562
USD	300,344,216	EUR	255,360,000	Bank of America NA	11/21/2017	2,579,693
USD	266,501	IDR	3,635,334,128	Barclays Bank plc	01/26/2018	998
USD	458,593	IDR	6,258,420,435	Citibank NA	01/26/2018	1,516
USD	653,383	IDR	8,900,300,795	JPMorgan Chase Bank	01/26/2018	3,359
USD	1,353,666	IDR	18,495,737,040	Deutsche Bank Securities, Inc.	01/26/2018	2,848
USD	1,399,273	EUR	1,194,071	Nomura International plc	01/31/2018	765

						$2,632,411

USD	9,444,315	CNY	62,972,802	Barclays Bank plc	11/13/2017	(46,663)
USD	1,746,024	EUR	1,500,000	UBS AG	11/21/2017	(3,063)
USD	1,046,885	EUR	900,000	Barclays Bank plc	11/21/2017	(2,566)
USD	26,419	GBP	20,000	UBS AG	11/21/2017	(158)
USD	1,082,663	GBP	820,000	Bank of America NA	11/21/2017	(7,018)
USD	27,808,705	GBP	21,030,000	Barclays Bank plc	11/21/2017	(137,632)
USD	371,758	EUR	319,000	Goldman Sachs International	12/05/2017	(519)
ARS	63,105,000	USD	3,500,000	Citibank NA	12/21/2017	(31,288)

						$(228,907)

						$2,403,504

Net Unrealized Appreciation

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)	Value
Put
Euro-Bund	16	11/24/2017	EUR	158.00	$2,945	$186
Euro-Bund	32	11/24/2017	EUR	160.00	5,964	2,237
Euro-Bund	96	11/24/2017	EUR	161.50	18,061	24,601

						$27,024

57

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Multi-Asset Income Portfolio

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)	Value
Put
Euro-Bund	96	11/24/2017	159.50	$17,837	$(4,473)

OTC Credit Default Swaps—Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Australia & New Zealand
Banking Group Ltd.	1.00	Quarterly	Barclays Bank plc	12/20/2020	USD	10,000	$(238,600)	$(16,407)	$(222,193)
			Morgan Stanley & Co.
Standard Chartered Bank	1.00	Quarterly	International plc	12/20/2020	EUR	840	(24,197)	14,106	(38,303)
CenturyLink, Inc.	1.00	Quarterly	Goldman Sachs	12/20/2022	USD	3,121	352,639	435,381	(82,742)

							$89,842	$433,080	$(343,238)

OTC Credit Default Swaps—Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund (%)	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Jaguar Land Rover			Credit Suisse
Automotive plc	5.00	Quarterly	International	06/20/2022	BB+	EUR	260	$52,343	$47,722	$4,621
Jaguar Land Rover
Automotive plc	5.00	Quarterly	Barclays Bank plc	06/20/2022	BB+	EUR	190	38,250	34,651	3,599
Saipem Finance International			Credit Suisse
BV	5.00	Quarterly	International	06/20/2022	BB+	EUR	300	44,679	20,416	24,263
Jaguar Land Rover			JPMorgan Chase
Automotive plc	5.00	Quarterly	Bank	12/20/2022	BB+	EUR	67	14,144	12,420	1,724
Jaguar Land Rover			Bank of America
Automotive plc	5.00	Quarterly	NA	12/20/2022	BB+	EUR	42	8,805	7,597	1,208
			Credit Suisse
CMBX.NA.9.A	2.00	Monthly	International	09/17/2058	NR	USD	3,750	(130,574)	(116,980)	(13,594)
			Morgan Stanley &
			Co. International
CMBX.NA.9.BBB-	3.00	Monthly	plc	09/17/2058	NR	USD	3,750	(430,587)	(391,174)	(39,413)

								$(402,940)	$(385,348)	$(17,592)

(a)	Using Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit even take place as defined under the terms of the agreement.

Currency
ARS	Argentine Peso
BRL	Brazilian Real
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
RUB	New Russian Ruble
USD	United States Dollar
Portfolio Abbreviations
ADR	American Depositary Receipts
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
GDR	Global Depositary Receipts

LIBOR	London Interbank Offered Rate
NVDR	Non-Voting Depository Receipts
OTC	Over-the-counter
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust

58

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Multi-Asset Income Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the prior Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

59

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Multi-Asset Income Portfolio

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Long-Term Investments
Asset-Backed Securities	$—	$1,651,697,250	$29,796,568	$1,681,493,818
Common Stocks(a)	1,482,190,092	1,451,688,079	—	2,933,878,171
Corporate Bonds(a)	—	5,250,486,830	2,250,000	5,252,736,830
Equity-Linked Notes(a)	—	1,850,950,695	—	1,850,950,695
Floating Rate Loan Interests(a)	—	854,852,923	130,566,034	985,418,957
Foreign Agency Obligations	—	249,314,776	—	249,314,776
Foreign Government Obligations	—	491,583,329	—	491,583,329
Investment Companies	554,315,122	—	—	554,315,122
Non-Agency Mortgage-Backed Securities	—	1,543,028,240	95,859,809	1,638,888,049
Participation Notes	—	12,353,579	—	12,353,579
Preferred Stocks(a)	89,707,582	31,142,509	1,707,834	122,557,925
U.S. Government Sponsored Agency Securities	—	99,355,638	—	99,355,638
U.S. Treasury Obligations	—	47,676,328	—	47,676,328
Short-Term Securities	878,744,698	—	—	878,744,698
Options Purchased:
Interest rate contracts	27,024	—	—	27,024

Subtotal	$3,004,984,518	$13,534,130,176	$260,180,245	$16,799,294,939

Investments valued at NAV(b)				$561,417,731

Total Investments				$17,360,712,670

Derivative Financial Instruments(c)
Assets:
Credit contracts	$—	$35,415	$—	$35,415
Equity contracts	27,320,779	—	—	27,320,779
Foreign currency exchange contracts	18,438,910	2,632,411	—	21,071,321
Interest rate contracts	11,923,406	—	—	11,923,406
Liabilities:
Credit contracts	—	(396,245)	—	(396,245)
Equity contracts	(15,784,100)	—	—	(15,784,100)
Foreign currency exchange contracts	—	(228,907)	—	(228,907)
Interest rate contracts	(2,103,468)	—	—	(2,103,468)

Total	$39,795,527	$2,042,674	$—	$41,838,201

(a)	See above Schedule of Investments for values in each industry.

(b)	As of October 31, 2017, certain investments of the Fund were fair valued using NAV per share hierarchy.

(c)	Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts, and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

60

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Multi-Asset Income Portfolio

During the period ended October 31, 2017, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Corporate Bonds	Equity- Linked Notes	Floating Rate Loan Interests	Non- Agency Mortgage- Backed Securities	Preferred Stocks	U.S. Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of July 31, 2017	$21,687,046	—	$60,971,593	$136,082,542	$55,647,570	$1,740,661	$8,741,093	$284,870,505
Transfers into Level 3	—	—	—	5,421,384	—	—	—	5,421,384
Transfers out of Level 3	(8,978,068)	—	—	(7,511,131)	(12,015,521)	—	(8,741,093)	(37,245,813)
Accrued discounts/premiums	1,231	—	—	14,442	22,335	—	—	38,008
Net realized gain (loss)	24,305	—	878,249	184,480	850	—	—	1,087,884
Net change in unrealized appreciation (depreciation)(a)	(128,213)	—	(311,905)	143,508	896,553	(32,827)	—	567,116
Purchases	21,750,000	$2,250,000	—	22,255,119	81,966,930	—	—	128,222,049
Sales	(4,559,733)	—	(61,537,937)	(26,024,310)	(30,658,908)	—	—	(122,780,888)

Closing Balance, as of October 31, 2017	29,796,568	2,250,000	—	130,566,034	95,859,809	1,707,834	—	260,180,245

Net change in unrealized appreciation (depreciation) on investments still held at October 31, 2017(a)	(128,213)	—	—	143,508	896,553	(32,827)	—	879,021

(a)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at October 31, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

61

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: December 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: December 21, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: December 21, 2017